As filed with the Securities and Exchange Commission

on February 9, 2011

Securities Act File No. 33-51308

Investment Company Act File No. 811-7142

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  ☐

Post-Effective Amendment No. 57  ☒

and/or

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 59  ☒

(Check appropriate box or boxes)

GE Funds

(Exact Name of Registrant as Specified in Charter)

3001 Summer Street

Stamford, Connecticut 06905

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 326-4040

Mr. R. Joseph Dougherty

Highland Funds Asset Management, L.P.

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

(Name and Address of Agent for Service)

Copies to:

Joon Won Choe, Esq.

Senior Vice President, Associate General Counsel

GE Asset Management Incorporated

3001 Summer Street

Stamford, Connecticut 06905

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

•	immediately upon filing pursuant to paragraph (b) of Rule 485 ☐

•	on January 28, 2011 pursuant to paragraph (b) of Rule 485 ☐

•	60 days after filing pursuant to paragraph (a)(1) of Rule 485 ☒

•	on (date) pursuant to paragraph (a)(1) of Rule 485 ☐

•	75 days after filing pursuant to paragraph (a)(2) of Rule 485 ☐

•	on (date) pursuant to paragraph (a)(2) of Rule 485 ☐

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.  ☐

GE Emerging Markets Equity Fund, GE High Yield Fund, GE International Fixed Income Fund and GE Small-Cap Growth Equity Fund, series of Registrant (the shares of) which are not currently being offered to the public, remain registered and unaffected by this post-effective amendment.

Highland Funds II

Prospectus

[                ], 2011

	Class A	Class B	Class C	Class R	Class Y

Equity Funds

Highland U.S. Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]

Highland Core Value Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]

Highland Premier Growth Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]

Highland Small-Cap Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]

Highland Global Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]

Highland International Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]

Income Funds

Highland Fixed Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]

Highland Government Securities Fund	[ ]	[ ]	[ ]

Highland Short-Term Government Fund	[ ]	[ ]	[ ]	[ ]	[ ]

Highland Tax-Exempt Fund	[ ]	[ ]	[ ]		[ ]

Asset Allocation Fund

Highland Total Return Fund	[ ]	[ ]	[ ]	[ ]	[ ]

	Retail Class	Institutional Class

Money Market Fund

Highland Money Market Fund	[ ]	[ ]

Like all mutual funds, shares of series of Highland Funds II (the “Funds” or the “Highland Funds”) have not been approved or disapproved by the Securities and Exchange Commission (the “SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Highland Funds II Prospectus

[                ], 2011

Highland U.S. Equity Fund

Class A  [        ]    Class B  [        ]     Class C  [        ]    Class R  [        ]    Class Y   [        ]

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. [You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II — equity funds or at least $100,000 in Highland Funds II — fixed income funds.] More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 78 of the Fund’s statutory prospectus and “Programs for Reducing or Eliminating Sales Charges” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	4.00%	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.0%
Other Expenses	0.13%[2]	0.13%[2]	0.13%[2]	0.13%[2]	0.13%[2]
Total Annual Fund Operating Expenses	0.78%	1.53%	1.53%	1.03%	0.53%
1	Class C shares ore subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	The Fund’s service providers are expected to change in February 2011. Other Expenses are estimates which reflect these new service provider arrangements.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$650	$810	$983	$1,486
Class B	Sold	$556	$683	$834	$1,435
	Held	$156	$483	$834	$1,435
Class C	Sold	$256	$483	$834	$1,824
	Held	$156	$483	$834	$1,824
Class R	Sold or Held	$105	$328	$569	$1259
Class Y	Sold or Held	$54	$170	$296	$665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks, of U.S. companies. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., a company having at least 50% of its assets situated in the U.S., or a company having the principal trading market for its securities in the U.S.

Highland Funds Asset Management, L.P. (“HFAM”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The portfolio managers combine various investment management styles, which may include core, growth and value, designed to produce a broadly diversified portfolio. As a result, the portfolio has characteristics similar to the Standard & Poor’s 500 Index (S&P 500® Index), including average market capitalization and dividend yield potential. Stock selection is key to the performance of the Fund.

Through fundamental company research involving analyzing financial statements and other information about a company, the portfolio managers seek to identify securities of large companies with characteristics such as:

•	low valuations in relation to their peers, the market, their historical valuation or their growth rate

•	financial strength (favorable debt ratios and other financial characteristics)

•	high quality management focused on generating shareholder value

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

Highland Funds II Prospectus

[                ], 2011

The Fund also may invest to a lesser extent in foreign (non-U.S.) securities and debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.highlandfunds.com or call 1-877-665-1287.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	18.83%	(quarter ended June 30, 2009)
Lowest	-23.71%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(as of December 31, 2010)

	1 Year	5 Years	10 Years	Since Inception (2/28/93 for Index)
Class A Shares (inception 2/22/93)
Return Before Taxes	4.02	1.88	0.91	7.85
Return After Taxes on Distributions	3.92	1.05	0.33	6.66
Return After Taxes on Distributions and Sale of Fund Shares	2.75	1.58	0.71	6.55
Return Before Taxes
Class B (inception 12/22/93)	5.46	2.32	1.05	7.69
Class C (inception 9/30/99)	8.50	2.32	0.77	1.57
Class R (inception 1/29/08)	10.04	—	—	-0.07
Class Y (inception 11/29/93)	10.61	3.35	1.76	8.23
S&P 500® Index (does not reflect fees, expenses or taxes)	15.06	2.29	1.41	8.10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Portfolio Management

Investment Adviser

Highland Funds Asset Management, L.P.

Investment Sub-Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Adviser
George A. Bicher	8 years	Senior Vice President at GEAM
Stephen V. Gelhaus	9 years	Senior Vice President at GEAM
Thomas R. Lincoln	3 years	Senior Vice President at GEAM
Paul C. Reinhardt	10 years	Senior Vice President at GEAM

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None
* The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.highlandfunds.com.

Highland Funds II Prospectus

[                ], 2011

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Highland Funds II — Highland U.S. Equity Fund,

P.O. Box 9840, Providence, RI 02940.

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Highland Core Value Equity Fund

Class A  [        ]    Class B  [        ]    Class C  [        ]    Class R  [        ]    Class Y  [        ]

Investment Objective

Long-term growth of capital and future income.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. [You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II — equity funds or at least $100,000 in Highland Funds II — fixed income funds.] More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 78 of the Fund’s statutory prospectus and “Programs for Reducing or Eliminating Sales Charges” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	4.00%	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.0%
Other Expenses	0.52%[2]	0.52%[2]	0.52%[2]	0.52%[2]	0.52%[2]
Total Annual Fund Operating Expenses	1.32%	2.07%	2.07%	1.57%	1.07%
1	Class C shares ore subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	The Fund’s service providers are expected to change in February 2011. Other Expenses are estimates which reflect these new service provider arrangements.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$702	$969	$1,257	$2,074
Class B	Sold	$610	$849	$1,114	$2,082
	Held	$210	$649	$1,114	$2,032
Class C	Sold	$310	$649	$1,114	$2,400
	Held	$210	$649	$1,114	$2,400
Class R	Sold or Held	$160	$496	$855	$1,867
Class Y	Sold or Held	$109	$340	$590	$1,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

Highland Funds Asset Management, L.P. (“HFAM”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests primarily in U.S. companies that the portfolio managers believe are undervalued by the market but have solid growth prospects. The portfolio managers employ a relative value approach to identify companies across all economic sectors which are undervalued relative to the market, their peers, their historical valuation or their growth rate. This approach results in a portfolio more broadly diversified across economic sectors and contrasts with other investing approaches that focus on low absolute valuations and often result in a portfolio concentrated in fewer sectors. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic events. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio managers will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuations in relation to their peers and the overall market

•	the potential for long-term earnings growth

•	above-average dividend yields

•	high quality management focused on generating shareholder value

Highland Funds II Prospectus

[                ], 2011

•	financial strength (favorable debt ratios and other financial characteristics)

•	attractive upside potential and limited downside risk

•	a catalyst such as changing industry fundamentals, introduction of a new product, a company restructuring, or a change in management.

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in foreign (non-U.S.) securities and debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.highlandfunds.com or call 1-877-665-1287.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	16.72%	(quarter ended June 30, 2009)
Lowest	-21.47%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(as of December 31, 2010)

	1 Year	5 Years	10 Years	Since Inception (8/31/93 for Index)
Class A Shares (inception 9/8/93)
Return Before Taxes	4.80	2.46	1.68	7.78
Return After Taxes on Distributions	4.68	1.49	0.95	6.25
Return After Taxes on Distributions and Sale of Fund Shares	3.27	2.10	1.38	6.26
Return Before Taxes
Class B (inception 9/8/93)	6.28	2.90	1.66	7.82
Class C (inception 9/30/99)	9.32	2.91	1.51	2.23
Class R (inception 1/29/08)	10.92	—	—	-0.08
Class Y (inception 1/5/98)	11.41	4.19	2.62	5.15
S&P 500® Index (does not reflect fees, expenses or taxes)	15.06	2.29	1.41	7.97

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Portfolio Management

Investment Adviser

Highland Funds Asset Management, L.P.

Investment Sub-Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Adviser
Stephen V. Gelhaus	9 years	Senior Vice President at GEAM
Paul C. Reinhardt	8 years	Senior Vice President at GEAM

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None
* The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.highlandfunds.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Highland Funds II — Highland Core Value Equity Fund, P.O. Box 9840, Providence, RI 02940.

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Highland Funds II Prospectus

[                ], 2011

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Highland Premier Growth Equity Fund

Class A  [        ]    Class B  [        ]    Class C  [        ]    Class R  [        ]    Class Y  [        ]

Investment Objective

Long-term growth of capital and future income rather than current income.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. [You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II — equity funds or at least $100,000 in Highland Funds II — fixed income funds.] More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 78 of the Fund’s statutory prospectus and “Programs for Reducing or Eliminating Sales Charges” section the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	4.00%	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.0%
Other Expenses	0.21%[2]	0.21%[2]	0.21%[2]	0.21%[2]	0.21%[2]
Total Annual Fund Operating Expenses	1.06%	1.81%	1.81%	1.31%	0.81%
1	Class C shares ore subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	The Fund’s service providers are expected to change in February 2011. Other Expenses are estimates which reflect these new service provider arrangements.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$677	$893	$1,126	$1,795
Class B	Sold	$584	$769	$980	$1,749
	Held	$184	$569	$980	$1,749
Class C	Sold	$284	$569	$980	$2,127
	Held	$184	$569	$980	$2,127
Class R	Sold or Held	$133	$415	$718	$1,579
Class Y	Sold or Held	$83	$259	$450	$1,002

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

Highland Funds Asset Management, L.P. (“HFAM”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests primarily in a limited number of large- and medium-sized companies (meaning companies with a market capitalization of $1 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:

•	above-average annual growth rates

•	financial strength (favorable debt ratios and other financial characteristics)

•	leadership in their respective industries

•	high quality management focused on generating shareholder value

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

Highland Funds II Prospectus

[                ], 2011

The Fund also may invest to a lesser extent in foreign (non-U.S.) securities and debt securities. The portfolio manager may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Diversification Risk: Although the Fund is a diversified fund, it may invest in securities of a limited number of issuers in an effort to achieve a potentially greater investment return than a fund that invests in a larger number of issuers. As a result, price movements of a single issuer’s securities will have a greater impact on the Fund’s net asset value, causing it to fluctuate more than that of a more widely diversified fund.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.highlandfunds.com or call 1-877-665-1287.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	20.15%	(quarter ended June 30, 2009)
Lowest	-27.30%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(as of December 31, 2010)

	1 Year	5 Years	10 Years	Since Inception (12/31/96 for Index)
Class A Shares (inception 12/31/96)
Return Before Taxes	4.90	1.06	0.40	6.08
Return After Taxes on Distributions[1]	4.90	0.81	-0.18	5.40
Return After Taxes on Distributions and Sale of Fund Shares[1]	3.19	0.82	0.28	5.24
Return Before Taxes
Class B (inception 12/31/96)	6.50	1.51	0.54	6.19
Class C (inception 9/30/99)	9.48	1.50	0.25	1.33
Class R (inception 1/29/08)	11.03	—	—	1.51
Class Y (inception 12/31/96)	11.62	2.52	1.25	6.80
S&P 500® Index (does not reflect fees, expenses or taxes)	15.06	2.29	1.41	5.69
Russell 1000 Growth Index (does not reflect fees, expenses or taxes)	16.71	3.76	0.02	4.59

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Portfolio Management

Investment Adviser

Highland Funds Asset Management, L.P.

Investment Sub-Adviser

GE Asset Management Incorporated

Portfolio Manager

The primary individual portfolio manager for the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Adviser
David B. Carlson	14 years	Chief Investment Officer – U.S. Equities at GEAM

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.highlandfunds.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Highland Funds II — Highland Premier Growth Equity Fund, P.O. Box 9840, Providence, RI 02940.

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Highland Funds II Prospectus

[                ], 2011

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Highland Small-Cap Equity Fund

Class A  [        ]    Class B  [        ]     Class C  [        ]    Class R  [        ]    Class Y  [         ]

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. [You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II — equity funds or at least $100,000 in Highland Funds II — fixed income funds.] More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 78 of the Fund’s statutory prospectus and “Programs for Reducing or Eliminating Sales Charges” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	4.00%	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.0%
Other Expenses	0.64%[2]	0.64%[2]	0.64%[2]	0.64%[2]	0.64%[2]
Total Annual Fund Operating Expenses	1.84%	2.59%	2.59%	2.09%	1.59%
1	Class C shares ore subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	The Fund’s service providers are expected to change in February 2011. Other Expenses are estimates which reflect these new service provider arrangements.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$751	$1,120	$1,513	$2,609
Class B	Sold	$662	$1,005	$1,375	$2,575
	Held	$262	$805	$1,375	$2,575
Class C	Sold	$362	$805	$1,375	$2,925
	Held	$262	$805	$1,375	$2,925
Class R	Sold or Held	$212	$655	$1,124	$2,421
Class Y	Sold or Held	$162	$502	$866	$1,889

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks, of small-cap companies.

The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. The investment adviser will allocate the Fund’s assets among the sub-advisers to maintain a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value nor growth style investing, and allows the Fund to benefit from both value and growth cycles in the marketplace. The Fund defines a small-cap company as one with a market capitalization that falls between (a) the bottom range of the Russell 2000® Index (Russell 2000 Index) and (b) the greater of either the top range of the Russell 2000 Index or $3.0 billion. As of December 31, 2010, the market capitalization of companies in the Russell 2000 Index ranged from $13.2 million to $4.4 billion*. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside its capitalization range or because the index capitalization range changes. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	high quality management focused on generating shareholder value

•	attractive products or services

•	appropriate capital structure

•	strong competitive positions in their industries

Highland Funds II Prospectus

[                ], 2011

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

In addition, the portfolio managers of a sub-adviser with a value management style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth management style generally will seek to identify securities of companies with strong growth potential.

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and foreign (non-U.S.) securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

*	The Russell 2000 Index is constructed to provide an unbiased small-cap barometer and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities in the Index.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Allocation Risk is the risk that Highland Funds Asset Management, L.P. (“HFAM”) may not allocate assets of the Fund among investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an investment style.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.highlandfunds.com or call 1-877-665-1287.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	21.25%	(quarter ended June 30, 2009)
Lowest	-27.95%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(as of December 31, 2010)

	1 Year	5 Years	10 Years	Since Inception (9/30/98 for Index)
Class A Shares (inception 9/30/98)
Return Before Taxes	19.55	2.22	5.30	8.79
Return After Taxes on Distributions	19.56	0.78	3.63	6.80
Return After Taxes on Distributions and Sale of Fund Shares	12.71	1.66	3.94	6.81
Return Before Taxes
Class B (inception 9/30/98)	21.94	2.69	5.45	8.92
Class C (inception 9/30/99)	24.81	2.66	5.13	7.43
Class R (inception 1/29/08)	26.50	—	—	3.17
Class Y (inception 9/30/98)	27.22	3.73	6.22	9.61
Russell 2000 Index (does not reflect fees, expenses or taxes)	26.86	4.47	6.34	7.88

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Portfolio Management

Investment Adviser

Highland Funds Asset Management, L.P.

Investment Sub-Advisers

Palisade Capital Management, L.L.C. (“Palisade”)

Champlain Investment Partners, LLC (“Champlain”)

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Advisers
Jeffrey Schwartz	6 years	Senior Portfolio Manager at Palisade
Scott T. Brayman	2 years	Managing Partner and Chief Investment Officer at Champlain

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None
* The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y shares.

Highland Funds II Prospectus

[                ], 2011

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.highlandfunds.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Highland Funds II — Highland Small-Cap Equity Fund, P.O. Box 9840, Providence, RI 02940.

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Highland Global Equity Fund

Class A  [        ]    Class B  [        ]    Class C  [        ]    Class R  [        ]    Class Y  [        ]

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. [You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II — equity funds or at least $100,000 in Highland Funds II — fixed income funds.] More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 78 of the Fund’s statutory prospectus and “Programs for Reducing or Eliminating Sales Charges” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	4.00%	1.00%[1]	None	None
Redemption Fee (as a % of redemption proceeds on redemptions within 90 days; currently suspended)	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange Fee (as a % of proceeds on exchanges within 90 days; currently suspended)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.0%
Other Expenses	0.53%[2]	0.53%[2]	0.53%[2]	0.53%[2]	0.53%[2]
Total Annual Fund Operating Expenses	1.53%	2.28%	2.28%	1.78%	1.28%
1	Class C shares ore subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	The Fund’s service providers are expected to change in February 2011. Other Expenses are estimates which reflect these new service provider arrangements.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$722	$1,031	$1,361	$2,294
Class B	Sold	$631	$912	$1,220	$2,255
	Held	$231	$712	$1,220	$2,255
Class C	Sold	$331	$712	$1,220	$2,615
	Held	$231	$712	$1,220	$2,615
Class R	Sold or Held	$181	$560	$964	$2,095
Class Y	Sold or Held	$130	$460	$702	$1,545

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

Highland Funds Asset Management, L.P. (“HFAM”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests in companies in both developed and emerging market countries, including the United States. The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security prices do not fully reflect their potential for growth. Under normal circumstances, the Fund’s assets are invested primarily in countries included in the Morgan Stanley Capital InternationalSM (MSCI®) World Index (MSCI® World Index) and in no fewer than three different countries. As of December 31, 2010, U.S. companies represented 49.1% of the MSCI® World Index, but the portion of the Fund’s portfolio represented by U.S. companies may vary materially from that level during the year. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with characteristics such as:

•	low prices relative to their long-term cash earnings potential

•	potential for significant improvement in the company’s business

•	financial strength (favorable debt ratios and other financial characteristics)

Highland Funds II Prospectus

[                ], 2011

•	sufficient liquidity

•	large or medium capitalization (meaning a market capitalization of $1.5 billion or more)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.highlandfunds.com or call 1-877-665-1287.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	19.32%	(quarter ended June 30, 2009)
Lowest	-24.38%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(as of December 31, 2010)

	1 Year	5 Years	10 Years	Since Inception (2/28/93 for Index)
Class A Shares (inception 2/22/93)
Return Before Taxes	4.92	1.60	1.21	6.01
Return After Taxes on Distributions	4.89	0.99	0.86	5.09
Return After Taxes on Distributions and Sale of Fund Shares	3.23	1.37	1.02	5.00
Return Before Taxes
Class B (inception 12/22/93)	6.52	2.03	1.37	5.14
Class C (inception 9/30/99)	9.52	2.02	1.13	1.86
Class R (inception 1/29/08)	11.05	—	—	-4.82
Class Y (inception 11/29/93)	11.63	3.06	2.07	6.00
MCSI® World Index (does not reflect fees, expenses or taxes)	11.76	2.43	2.30	7.04

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Portfolio Management

Investment Adviser

Highland Funds Asset Management, L.P.

Investment Sub-Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Adviser
Robert Jasminski	6 years	Senior Vice President at GEAM
Daizo Motoyoshi	7 years	Senior Vice President at GEAM

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.highlandfunds.com

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

Highland Funds II Prospectus

[                ], 2011

•	By writing to Highland Funds II — Highland Global Equity Fund, P.O. Box 9840, Providence, RI 02940.

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Highland International Equity Fund

Class A  [        ]    Class B  [        ]    Class C  [        ]    Class R  [        ]    Class Y  [        ]

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. [You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II — equity funds or at least $100,000 in Highland Funds II — fixed income funds.] More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 78 of the Fund’s statutory prospectus and “Programs for Reducing or Eliminating Sales Charges” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	4.00%	1.00%[1]	None	None
Redemption Fee (as a % of redemption proceeds on redemptions within 90 days; currently suspended)	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange Fee (as a % of proceeds on exchanges within 90 days; currently suspended)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.0%
Other Expenses	0.70%[2]	0.70%[2]	0.70%[2]	0.70%[2]	0.70%[2]
Total Annual Fund Operating Expenses	1.75%	2.50%	2.50%	2.00%	1.50%
1	Class C shares ore subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	The Fund’s service providers are expected to change in February 2011. Other Expenses are estimates which reflect these new service provider arrangements.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$743	$1,094	$1,469	$2,519
Class B	Sold	$653	$979	$1,331	$2,483
	Held	$253	$779	$1,331	$2,483
Class C	Sold	$353	$779	$1,331	$2,836
	Held	$253	$779	$1,331	$2,836
Class R	Sold or Held	$203	$627	$1,078	$2,327
Class Y	Sold or Held	$153	$474	$818	$1,791

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

Highland Funds Asset Management, L.P. (“HFAM”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests primarily (meaning at least 65%) in companies in both developed and emerging market countries outside the U.S. An issuer is considered to be located outside the U.S. if at least 50% of its revenues or profits are from business activities located outside the U.S., or at least 50% of its assets are located outside the U.S., or the principal trading market for its securities is located outside the U.S. The portfolio managers focus on companies whose security prices do not fully reflect their potential for growth. Under normal circumstances, the Fund’s assets are invested in foreign (non-U.S.) securities of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuation relative to their long term cash earnings potential

•	potential for significant improvement in the company’s business

Highland Funds II Prospectus

[                ], 2011

•	financial strength (favorable debt ratios and other financial characteristics)

•	sufficient liquidity

•	Large or medium capitalization (meaning a market capitalization of $2 billion or more)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in debt securities and may invest in securities of companies located in the United States. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.highlandfunds.com or call 1-877-665-1287.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	25.15%	(quarter ended June 30, 2009)
Lowest	-23.13%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(as of December 31, 2010)

	1 Year	5 Years	10 Years	Since Inception (2/28/94 for Index)
Class A Shares (inception 3/2/94)
Return Before Taxes	-1.79	1.32	1.14	3.92
Return After Taxes on Distributions	-1.75	0.49	0.71	3.04
Return After Taxes on Distributions and Sale of Fund Shares	-0.82	1.28	1.07	3.20
Return Before Taxes
Class B (inception 3/2/94)	-0.48	1.79	1.25	4.02
Class C (inception 9/30/99)	2.76	1.84	1.04	1.33
Class R (inception 1/29/08)	4.01	—	—	-7.00
Class Y (inception 3/2/94)	4.51	2.83	1.99	4.57
MSCI EAFE Index (does not reflect fees, expenses or taxes)	7.75	2.46	3.48	4.80

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Portfolio Management

Investment Adviser

Highland Funds Asset Management, L.P.

Investment Sub-Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Adviser
Brian Hopkinson	14 years	Senior Vice President at GEAM
Ralph R. Layman	16 years	President & Chief Investment Officer – Public Equities at GEAM
Paul Nestro	4 years	Senior Vice President at GEAM
Jonathan L. Passmore	9 years	Senior Vice President at GEAM
Michael J. Solecki	13 years	Chief Investment Officer – International Equities at GEAM

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.
Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None
* The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.highlandfunds.com.

Highland Funds II Prospectus

[                ], 2011

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Highland Funds II — Highland International Equity Fund, P.O. Box 9840, Providence, RI 02940.

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Highland Fixed Income Fund

Class A  [        ]    Class B  [        ]    Class C  [        ]    Class R  [        ]    Class Y  [        ]

Investment Objective

Maximum income consistent with prudent investment management and the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. [You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II — equity funds or at least $100,000 in Highland Funds II — fixed income funds.] More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 78 of the Fund’s statutory prospectus and “Programs for Reducing or Eliminating Sales Charges” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	3.00%	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses	0.32%[2]	0.32%[2]	0.32%[2]	0.32%[2]	0.32%[2]
Total Annual Fund Operating Expenses	0.92%	1.67%	1.67%	1.17%	0.67%
1	Class C shares ore subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	The Fund’s service providers are expected to change in February 2011. Other Expenses are estimates which reflect these new service provider arrangements.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$515	$706	$913	$1,508
Class B	Sold	$470	$626	$907	$1,593
	Held	$170	$526	$907	$1,593
Class C	Sold	$270	$526	$907	$1,976
	Held	$170	$526	$907	$1,976
Class R	Sold or Held	$119	$372	$644	$1,420
Class Y	Sold or Held	$68	$214	$373	$835

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 342% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

Highland Funds Asset Management, L.P. (“HFAM”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in asset-backed securities, high yield securities (also known as “junk bonds”), foreign debt securities and equity securities, such as exchange-traded funds.

Highland Funds II Prospectus

[                ], 2011

The portfolio managers may also invest in various types of derivatives to manage interest rate risk (also known as duration) and to manage exposure to credit quality.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Asset Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Derivatives Risk is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Fixed income derivatives may also be subject to liquidity risk, interest rate risk, and credit risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.highlandfunds.com or call 1-877-665-1287.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	4.37%	(quarter ended September 30, 2009)
Lowest	-2.56%	(quarter ended June 30, 2004)

Average Annual Total Returns (%)

(as of December 31, 2010)

	1 Year	5 Years	10 Years	Since Inception (2/28/93 for Index)
Class A Shares (inception 2/22/93)
Return Before Taxes	2.71	3.66	4.38	5.06
Return After Taxes on Distributions	1.46	2.14	2.71	3.08
Return After Taxes on Distributions and Sale of Fund Shares	1.74	2.22	2.74	3.09
Return Before Taxes
Class B (inception 12/22/93)	3.45	3.78	4.36	5.02
Class C (inception 9/30/99)	5.46	3.78	4.05	4.40
Class R (inception 1/29/08)	6.98	—	—	3.58
Class Y (inception 11/29/93)	7.50	4.80	5.08	5.53
Barclays Capital U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	6.54	5.80	5.84	6.22

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Portfolio Management

Investment Adviser

Highland Funds Asset Management, L.P.

Investment Sub-Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Adviser
Paul M. Colonna	6 years	President and Chief Investment Officer – Fixed Income at GEAM
William M. Healey	15 years	Senior Vice President at GEAM
Mark H. Johnson	3 years	Senior Vice President at GEAM
Vita Marie Pike	6 years	Senior Vice President at GEAM

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None
* The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.highlandfunds.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Highland Funds II — Highland Fixed Income Fund, P.O. Box 9840, Providence, RI 02940.

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Highland Funds II Prospectus

[                ], 2011

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Highland Government Securities Fund

Class A  [        ]    Class B  [        ]    Class C  [        ]

Investment Objective

High level of current income consistent with safety of principal.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. [You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II — equity funds or at least $100,000 in Highland Funds II — fixed income funds.] More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 78 of the Fund’s statutory prospectus and “Programs for Reducing or Eliminating Sales Charges” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	4.25%	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	3.00%	1.00%[1]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.23%[2]	0.23%[2]	0.23%[2]
Total Annual Fund Operating Expenses	0.88%	1.63%	1.63%
1	Class C shares ore subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	The Fund’s service providers are expected to change in February 2011. Other Expenses are estimates which reflect these new service provider arrangements.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$511	$694	$892	$1,463
Class B	Sold	$466	$614	$887	$1,548
	Held	$166	$514	$887	$1,548
Class C	Sold	$266	$514	$887	$1,933
	Held	$166	$514	$887	$1,933

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 507% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in U.S. Government securities.

Highland Funds Asset Management, L.P. (“HFAM”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund’s investments may also include mortgage-backed securities with remaining maturities of one year or more. The Fund normally has an average duration of approximately three to six years. Portfolio duration is one measure of risk, as noted under “Interest Rate Risk” below.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests in securities issued by the:

•	U.S. Treasury

•	Government National Mortgage Association (Ginnie Mae)

•	Federal National Mortgage Association (Fannie Mae)

•	Federal Home Loan Mortgage Corporation (Freddie Mac)

•	other U.S. Government agencies and instrumentalities

No more than 20% of the Fund’s assets may be invested in debt securities rated A or lower by Moody’s or S&P or comparably rated by another nationally recognized statistical rating organization, and no more than 10% of the Fund’s assets may be invested in debt securities rated Baa by Moody’s or BBB by S&P or comparably rated by another nationally recognized statistical rating organization.

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality

Highland Funds II Prospectus

[                ], 2011

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in a variety of debt securities including corporate debt securities, asset-backed securities and foreign securities. The portfolio managers may also invest in various types of derivatives to manage interest rate exposure (also known as duration).

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Asset Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Derivatives Risk is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Fixed income derivatives may also be subject to liquidity risk, interest rate risk, and credit risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Government Securities Risk is the risk that the Fund may experience negative current yields and not achieve an investment objective of current income due to the extreme conditions affecting the bond markets, which have resulted in, and may continue to cause, a low yield for certain U.S. Government securities.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.highlandfunds.com or call 1-877-665-1287.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class B shares.

Highest/Lowest quarterly results during this time period were:

Highest	7.00%	(quarter ended December 31, 2008)
Lowest	-3.21%	(quarter ended June 30, 2004)

Average Annual Total Returns (%)

(as of December 31, 2010)

	1 Year	5 Years	10 Years	Since Inception (4/30/87) for Index)
Class B Shares (inception 4/22/87)
Return Before Taxes	-0.55	3.13	3.90	—
Return After Taxes on Distributions	-1.75	2.11	-23.15	—
Return After Taxes on Distributions and Sale of Fund Shares	-0.36	2.08	-13.09	—
Return Before Taxes
Class A (inception 9/8/93)	-1.15	3.00	3.84	4.13
Class C (inception 9/30/99)	1.43	3.17	3.55	4.11
Barclays Capital U.S. Government Bond Index (does not reflect fees, expenses or taxes)	5.52	5.45	5.42	7.04

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only, and after-tax returns for other share classes will vary.

Portfolio Management

Investment Adviser

Highland Funds Asset Management, L.P.

Investment Sub-Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Adviser
Paul M. Colonna	11 years	President and Chief Investment Officer – Fixed Income at GEAM
William M. Healey	15 years	Senior Vice President at GEAM
Chitranjan Sinha	3 years	Vice President at GEAM

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.highlandfunds.com

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Highland Funds II — Highland Government Securities Fund, P.O. Box 9840, Providence, RI 02940.

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Highland Funds II Prospectus

[                ], 2011

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Highland Short-Term Government Fund

Class A  [        ]    Class B  [         ]    Class C  [        ]    Class R  [        ]     Class Y  [        ]

Investment Objective

High level of income consistent with prudent investment management and the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. [You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II — equity funds or at least $100,000 in Highland Funds II — fixed income funds.] More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 78 of the Fund’s statutory prospectus and “Programs for Reducing or Eliminating Sales Charges” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	2.50%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	3.00%	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.25%	0.85%	1.00%	0.50%	0.00%
Other Expenses	0.23%[2]	0.23%[2]	0.23%[2]	0.23%[2]	0.23%[2]
Total Annual Fund Operating Expenses	0.78%	1.38%	1.53%	1.03%	0.53%
1	Class C shares ore subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	The Fund’s service providers are expected to change in February 2011. Other Expenses are estimates which reflect these new service provider arrangements.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$328	$493	$672	$1,192
Class B	Sold	$440	$537	$755	$1,343
	Held	$140	$437	$755	$1,343
Class C	Sold	$256	$483	$834	$1,824
	Held	$156	$483	$834	$1,824
Class R	Sold or Held	$105	$328	$569	$1,259
Class Y	Sold or Held	$54	$170	$296	$665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 274% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in U.S. Government securities.

Highland Funds Asset Management, L.P. (“HFAM”) the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund’s investments may also include mortgage-backed securities and repurchase agreements secured by U.S. Government securities. The Fund normally has a weighted average maturity of not more than three years.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests in securities issued or secured by the:

•	U.S. Treasury

•	Government National Mortgage Association (Ginnie Mae)

•	Federal National Mortgage Association (Fannie Mae)

•	Federal Home Loan Mortgage Corporation (Freddie Mac)

•	other U.S. Government agencies and instrumentalities

Highland Funds II Prospectus

[                ], 2011

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in a variety of debt securities, including corporate bonds, privately issued mortgage-backed securities, asset-backed securities and foreign securities. The portfolio managers may also invest in various types of derivatives to manage interest rate exposure (also known as duration).

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Asset Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Derivatives Risk is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Fixed income derivatives may also be subject to liquidity risk, interest rate risk, and credit risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Government Securities Risk is the risk that the Fund may experience negative current yields and not achieve an investment objective of current income due to the extreme conditions affecting the bond markets, which have resulted in, and may continue to cause, a low yield for certain U.S. Government securities.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.highlandfunds.com or call 1-877-665-1287.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	3.60%	(quarter ended September 28, 2001)
Lowest	-1.13%	(quarter ended June 30, 2004)

Average Annual Total Returns (%)

(as of December 31, 2010)

	1 Year	5 Years	10 Years	Since Inception (2/28/94 for Index)
Class A Shares (inception 3/2/94)
Return Before Taxes	-0.04	3.17	3.36	4.24
Return After Taxes on Distributions	-0.47	2.14	2.04	2.51
Return After Taxes on Distributions and Sale of Fund Shares	-0.03	2.10	2.08	2.54
Return Before Taxes
Class B (inception 3/2/94)	-1.03	3.09	3.26	4.17
Class C (inception 9/30/99)	0.81	2.94	2.85	3.18
Class R (inception 1/29/08)	2.32	—	—	2.58
Class Y (inception 3/2/94)	2.82	3.96	3.85	4.64
Barclays Capital 1-3 Year Government Bond Index (does not reflect fees, expenses or taxes)	2.40	4.32	4.07	4.84

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Portfolio Management

Investment Adviser

Highland Funds Asset Management, L.P.

Investment Sub-Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Adviser
Paul M. Colonna	6 years	President and Chief Investment Officer – Fixed Income at GEAM
William M. Healey	15 years	Senior Vice President at GEAM
Mark H. Johnson	3 years	Senior Vice President at GEAM
James Palmieri	4 years	Vice President at GEAM

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None
* The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.highlandfunds.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

Highland Funds II Prospectus

[                ], 2011

•	By writing to Highland Funds II — Highland Short-Term Government Fund, P.O. Box 9840, Providence, RI 02940.

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Highland Tax-Exempt Fund

Class A  [        ]    Class B  [        ]    Class C  [        ]    Class Y  [        ]

Investment Objective

As high a level of income exempt from federal income taxation as is consistent with preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. [You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II — equity funds or at least $100,000 in Highland Funds II — fixed income funds.] More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 78 of the Fund’s statutory prospectus and “Programs for Reducing or Eliminating Sales Charges” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	4.25%	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	3.00%	1.00%[1]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Y
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%
Other Expenses	0.36%[2]	0.36%[2]	0.36%[2]	0.36%[2]
Total Annual Fund Operating Expenses	0.96%	1.71%	1.71%	0.71%
1	Class C shares ore subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	The Fund’s service providers are expected to change in February 2011. Other Expenses are estimates which reflect these new service provider arrangements.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$519	$718	$933	$1,553
Class B	Sold	$474	$639	$928	$1,638
	Held	$174	$539	$928	$1,638
Class C	Sold	$274	$539	$928	$2,019
	Held	$174	$539	$928	$2,019
Class Y	Sold or Held	$73	$227	$395	$883

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in investment-grade municipal obligations. Under normal circumstances, the portfolio manager manages the Fund so that at least 80% of the Fund’s income is exempt from both regular federal income taxes and the federal alternative minimum tax.

Highland Funds Asset Management, L.P. (“HFAM”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund generally will have an effective duration of 75% to 125% of the duration of the Barclays Capital 10-Year Municipal Bond Index. As of December 31, 2010, the effective duration of the Barclays Capital 10-Year Municipal Bond Index was 7.5 years. Portfolio duration is one measure of risk, as noted under “Interest Rate Risk” below.

The portfolio manager seeks to identify municipal obligations with characteristics such as:

•	attractive yields and prices

•	the potential for income generation

•	the potential for capital appreciation

•	reasonable credit quality

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in tax-free or taxable money market instruments and may hold cash. The portfolio manager may also invest in various types of derivatives to manage interest rate exposure (also known as duration) and to manage exposure to credit quality.

Highland Funds II Prospectus

[                ], 2011

The Fund’s policy that at least 80% of its income be exempt from both regular federal income taxes and the federal alternative minimum tax may only be changed with shareholder approval.

Principal Risks

The principal risks of investing in the Fund are:

Municipal Obligations Risk is the risk of investing in municipal securities, and includes interest rate risk and the credit risk of the issuers of municipal securities. The municipal securities market is volatile and may be significantly affected by adverse tax, legislative or political changes. To the extent that the Fund remains relatively small, it may have fewer favorable investment opportunities.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Derivatives Risk is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Fixed income derivatives may also be subject to liquidity risk, interest rate risk, and credit risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.highlandfunds.com or call 1-877-665-1287.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	5.16%	(quarter ended September 30, 2009)
Lowest	-4.17%	(quarter ended December 31, 2010)

Average Annual Total Returns (%)

(as of December 31, 2010)

	1 Year	5 Years	10 Years	Since Inception (8/31/93 for Index)
Class A Shares (inception 9/8/93)
Return Before Taxes	-3.18	2.32	3.34	3.99
Return After Taxes on Distributions	-3.20	2.29	3.31	3.94
Return After Taxes on Distributions and Sale of Fund Shares	-0.89	2.49	3.39	3.97
Return Before Taxes
Class B (inception 9/8/93)	-2.54	2.44	3.18	4.05
Class C (inception 9/30/99)	-0.60	2.43	3.02	3.42
Class Y (inception 9/26/97)	1.41	3.46	4.46	4.53
Barclays Capital 10-Year Municipal Bond Index (does not reflect fees, expenses or taxes)	4.05	4.85	5.15	5.50

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Portfolio Management

Investment Adviser

Highland Funds Asset Management, L.P.

Investment Sub-Adviser

GE Asset Management Incorporated

Portfolio Manager

The primary individual portfolio manager for the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Adviser
Michael J. Caufield	10 years	Senior Vice President at GEAM

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class Y shares) (eligible investors only)
Class Y
Initial Investment	$1 million*
Subsequent Investments	None
* The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.highlandfunds.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Highland Funds II — Highland Tax-Exempt Fund, P.O. Box 9840, Providence, RI 02940.

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Tax Information

In general, income from the Fund is exempt from regular federal income tax but will generally be subject to state and local taxes. Because the Fund may invest in taxable securities, some dividends from net investment income may be subject to federal, state and local income taxes. Moreover, some dividends from net investment income may be subject to federal alternative minimum taxes. Short-term and long-term capital gains distributed by the Fund are taxable.

Highland Funds II Prospectus

[                ], 2011

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Highland Total Return Fund

Class A  [        ]    Class B  [        ]    Class C  [        ]    Class R  [        ]    Class Y  [        ]

Investment Objective

Maximum total return (Total return includes both income and capital appreciation).

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. [You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II — equity funds or at least $100,000 in Highland Funds II — fixed income funds.] More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 78 of the Fund’s statutory prospectus and “Programs for Reducing or Eliminating Sales Charges” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	4.00%	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses	0.42%[2]	0.42%[2]	0.42%[2]	0.42%[2]	0.42%[2]
Total Annual Fund Operating Expenses	1.17%	1.92%	1.92%	1.42%	0.92%
1	Class C shares ore subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	The Fund’s service providers are expected to change in February 2011. Other Expenses are estimates which reflect these new service provider arrangements.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$687	$925	$1,182	$1,914
Class B	Sold	$595	$803	$1,037	$1,869
	Held	$195	$603	$1,037	$1,869
Class C	Sold	$295	$603	$1,037	$2,243
	Held	$195	$603	$1,037	$2,243
Class R	Sold or Held	$145	$449	$776	$1,702
Class Y	Sold or Held	$94	$293	$509	$1,131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign equity and debt securities and cash. The Fund’s asset allocation process utilizes information from Highland Funds Asset Management, L.P.’s (“HFAM”) [Asset Allocation Committee] to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objectives. The Fund may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities, to manage currency exposure and interest rate exposure (also known as duration), and to manage exposure to credit quality.

HFAM, the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests in equity securities, such as common and preferred stocks, principally for their capital appreciation potential and investment-grade debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

•	strong earnings growth

•	favorable valuation

•	attractive prices

•	a presence in successful industries

•	high quality management focused on generating shareholder value

Highland Funds II Prospectus

[                ], 2011

•	large or medium capitalization (meaning a market capitalization of $1 billion or more)

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality (typically investment grade debt securities, such as mortage-backed securities, corporate bonds, U.S. Government securities and money market instruments)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The Fund may also invest to a lesser extent in high yield securities (also known as “junk bonds”), equity and debt securities of companies that are located in emerging market countries and securities of U.S. issuers that are principally engaged in or related to the real estate industry.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Allocation Risk is the risk that HFAM may not allocate assets of the Fund among strategies or asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy or asset class.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodology, and that the security may be sold at a discount to the value established by the Fund.

Liquidity Risk is the risk that the Fund cannot readily sell securities within seven days, at approximately the price at which the Fund has valued them or at a favorable time or price during periods of infrequent trading. Illiquid investments may trade at a substantial discount and may be subject to wide fluctuations in market value.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Derivatives Risk is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity and fixed income derivatives may also be subject to liquidity risk, interest rate risk, and credit risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.highlandfunds.com or call 1-877-665-1287.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	12.15%	(quarter ended June 30, 2003)
Lowest	-16.91%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(as of December 31, 2010)

	1 Year	5 Years	10 Years	Since Inception (2/28/93 for Index)
Class A Shares (inception 2/22/93)
Return Before Taxes	3.32	1.97	2.62	6.88
Return After Taxes on Distributions	3.20	0.91	1.60	5.55
Return After Taxes on Distributions and Sale of Fund Shares	2.24	1.51	1.96	5.51
Return Before Taxes
Class B (inception 12/22/93)	4.79	2.42	2.77	6.80
Class C (inception 9/30/99)	7.79	2.42	2.48	3.38
Class R (inception 1/29/08)	9.32	—	—	-0.99
Class Y (inception 11/29/93)	9.91	3.59	3.56	7.42
S&P 500® Index (does not reflect fees, expenses or taxes)	15.06	2.29	1.41	8.10
Barclays Capital U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	6.54	5.80	5.84	6.22

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Portfolio Management

Investment Adviser

Highland Funds Asset Management, L.P.

Investment Sub-Adviser

GE Asset Management Incorporated

Highland Funds II Prospectus

[                ], 2011

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Adviser
Paul M. Colonna	6 years	President and Chief Investment Officer – Fixed Income at GEAM
Greg Hartch	Less than 1 year	Senior Vice President at GEAM
Ralph R. Layman	13 years	President and Chief Investment Officer – Public Equities at GEAM
Thomas R. Lincoln	3 years	Senior Vice President at GEAM
Diane M. Wehner	5 years	Senior Vice President at GEAM
David Wiederecht	Less than 1 year	President and Chief Investment Officer – Investment Strategies at GEAM

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None
* The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.highlandfunds.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Highland Funds II — Highland Total Return Fund,

P.O. Box 9840, Providence, RI 02940.

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Highland Money Market Fund

Retail Class  [        ]    Institutional Class  [        ]

Investment Objective

High level of current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Retail Class	Institutional Class
Management Fees	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%
Other Expenses	0.05%[1]	0.05%[1]
Total Annual Fund Operating Expenses	0.30%	0.30%
1	The Fund’s service providers are expected to change in February 2011. Other Expenses are estimates which reflect these new service provider arrangements.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Retail Class	Sold or Held	$31	$97	$169	$381
Institutional Class	Sold or Held	$31	$97	$169	$381

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in short-term, U.S. dollar denominated money market instruments. The Fund’s investments may include U.S. Government securities, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits.

Highland Funds Asset Management, L.P. (“HFAM”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests consistent with regulatory standards governing security quality, maturity, liquidity and portfolio diversification. For example, the portfolio managers limit investments to high quality securities with remaining maturities of up to 13 months and limits the weighted average maturity of the Fund’s portfolio to 60 days or less. The Fund may invest more than 25% of its total assets in the domestic banking industry. All of the Fund’s assets must be rated in the two highest short-term rating categories (or their unrated equivalents), and at least 97% of its assets must be rated in the highest rating category (or its unrated equivalent), by a nationally recognized statistical rating organization.

The investment adviser may consider the following factors when buying and selling securities: (i) portfolio liquidity, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Highland Funds II Prospectus

[                ], 2011

Banking Industry Risk is the risk that adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny.

It is possible to lose money on an investment in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund’s investments could cause the Fund’s share price to decline below $1.00.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.highlandfunds.com or call 1-877-665-1287.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Retail Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	1.35%	(first quarter 2001)
Lowest	0.00%	(first quarter 2010)
7-Day Yield	0.00%	(as of December 31, 2010)
7-Day Effective Yield	0.00%	(as of December 31, 2010)

Average Annual Total Returns (%)

(as of December 31, 2010)

	1 Year	5 Years	10 Years	Since Inception (2/28/93 for 90 Day T-Bill)
Retail Class (inception 2/23/93)	0.00	2.43	2.22	3.37
Institutional Class (inception 1/29/08)	0.02	—	—	0.67
90 Day T-Bill (does not reflect fees, expenses or taxes)	0.14	2.17	2.16	3.36

Portfolio Management

Investment Adviser

Highland Funds Asset Management, L.P.

Investment Sub-Adviser

GE Asset Management Incorporated

Purchase and Sale of Fund Shares

Purchase minimum (for Retail Class shares)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Purchase minimum (for Institutional Class shares) (eligible investors only)
Institutional Class
Initial Investment	$1 million*
Subsequent Investments	None

*   [Affiliated non-money market mutual funds managed by HFAM are not subject to the $1 million minimum initial investment requirement.]

Individual investors that invest directly with the Fund are not eligible to invest in the Institutional Class shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.highlandfunds.com

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Highland Funds II — Highland Money Market Fund, P.O. Box 9840, Providence, RI 02940.

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about Highland Funds II.

90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans or home-equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer’s account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days’ notice before withdrawal.

Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.

Barclays Capital U.S. Government Bond Index is a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more.

Barclays Capital 1-3 Year Government Bond Index is a market value-weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years.

Barclays Capital 10-Year Municipal Bond Index is an unmanaged index comprised of investment-grade, fixed rate securities with maturities of at least eight years and less than twelve years.

Cash includes bank deposits and highly rated, liquid short-term instruments, such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders, and general creditors.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures contracts (on single stocks, on indices, currencies or bonds), options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest only and principal only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Duration represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the security’s sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond’s price for every one percent change in the interest rate.

Emerging market securities include interests in or obligations of entities located in an emerging market country. An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

Equitized cash is a technique that uses futures or other instruments (such as exchange traded funds) to gain equity market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

Highland Funds II Prospectus

[                ], 2011

Eurodollar deposits are deposits issued in U.S. dollars outside the United States by foreign banks and foreign branches of U.S. banks.

Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

•

Eurodollar Bonds, which are dollar denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

•	Yankee Bonds, which are dollar denominated securities issued by foreign issuers in the U.S.

•	Debt securities denominated in currencies other than U.S. dollars.

Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (a) is organized, (b) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (c) has at least 50% of its assets situated, (d) has the principal trading market for its securities, or (e) is assessed a non-U.S. risk rating by a recognized third-party rating agency. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.

Futures contracts are agreements to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody’s or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment-grade, sometimes called “junk bonds,” and are considered speculative with respect to their capacity to pay interest and repay principal in accordance with their terms. High yield securities generally entail more credit risk than higher-rated securities.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the price at which a Fund has valued them. Illiquid investments may include repurchase agreements maturing in more than seven days, swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody’s and BBB or better by S&P (or comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

MSCI® EAFE® Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors.

MSCI® Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global equity markets.

MSCI® World Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets throughout the world and excludes certain market segments unavailable to U.S. based investors.

Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities.

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the

More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets.

Purchasing and writing options are permitted investment strategies for certain Funds. An option is the right to buy (i.e., a call) or sell (i.e., a put) securities or other interests for a predetermined price on or before a fixed date. A securities index option represents the option holder’s right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Real Estate Investment Trusts (REITs) are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests therein. REITs are generally classified as Equity REITs or Mortgage REITs or a combination of Equity or Mortgage REITs. Equity REITs invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time — usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be sold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

Reverse repurchase agreements involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

Rule 144A securities are restricted securities that may be sold to certain institutional purchasers under Rule 144A.

Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.

Russell 2000 Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index comprises the 3,000 largest U.S. domiciled companies.

S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable

Highland Funds II Prospectus

[                ], 2011

interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). All U.S. Government securities are considered highly creditworthy. In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, prices of value stocks are lower than those of growth stocks.

Variable rate securities, which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. For certain Funds, these techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a Fund’s portfolio of investments and are not used for leverage. No Fund is under any obligation to use any of these techniques at any given time or under any particular economic condition. To the extent that a Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates a money market fund or an income fund’s sensitivity to changes in interest rates. In general, the longer a fund’s weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond the normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

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In addition to each Fund’s principal investment strategies described earlier in this Prospectus, a Fund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective. No Fund is under any obligation to use any of these techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Funds to other risks and considerations, which are discussed later in this Prospectus and in the Funds’ statement of additional information (“SAI”).

Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, such as to meet redemptions, or pay operating expenses, and (iv) during a Fund restructuring. A Fund that invests in equity securities may equitize cash in order to gain general equity market exposure with respect to such holdings of cash.

A Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash, or (y) restrict the securities markets in which a Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective and strategies.

In addition, a Fund may hold cash under circumstances where the liquidation of a Fund has been approved by the Trustees, and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate.

To the extent that a Fund, other than Highland Money Market Fund, holds cash, it may not achieve its investment objective.

Any Fund (except Highland Tax-Exempt Fund) with an 80% investment policy, as stated in the Summary Section above, may change that policy upon 60 days’ notice to shareholders.

Highland Tax-Exempt Fund’s policy that at least 80% of its income be exempt from both regular federal income taxes and the federal alternative minimum tax may only be changed with shareholder approval.

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The following tables summarize some of the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of HFAM and subject to the approval of the Funds’ Board of Trustees. Percentage figures refer to the percentage of a Fund’s total assets (including any borrowings) that may be invested in accordance with the indicated technique.

	Borrowing Limit	Repurchase Agreements	Reverse Repurchase Agreements	Restricted and Illiquid Investments	Structured and Indexed Securities	Purchasing and Writing Securities Options	Purchasing and Writing Securities Index Options
Highland U.S. Equity Fund	33 1/3%	Yes	No	Yes	No	Yes	Yes
Highland Core Value Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
Highland Small-Cap Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
Highland Global Equity Fund	33 1/3%	Yes	No	Yes	No	Yes	Yes
Highland International Equity Fund	33 1/3%	Yes	No	Yes	No	Yes	Yes
Highland Premier Growth Equity Fund	33 1/3%	Yes	No	Yes	No	Yes	Yes
Highland Fixed Income Fund	33 1/3%	Yes	No	Yes	Yes	Yes	Yes
Highland Government Securities Fund	33 1/3%	Yes	Yes	Yes	Yes	Yes	Yes
Highland Short-Term Government Fund	33 1/3%	Yes	No	Yes	Yes	Yes	Yes
Highland Tax-Exempt Fund	10%	Yes	Yes	Yes	No	Yes	Yes
Highland Total Return Fund	33 1/3%	Yes	Yes	Yes	Yes	Yes	Yes
Highland Money Market Fund	33 1/3%	Yes	Yes	No	No	No	No

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	Futures Contracts and Options on Futures Contracts	Forward Currency Transactions	Options on Foreign Currencies	Maximum Investment in Debt Securities	Maximum Investment in Below- Investment Grade Debt Securities (High Yield Securities)	Maximum Investment in Foreign Securities	When-Issued and Delayed Delivery Securities
Highland U.S. Equity Fund	Yes	Yes	Yes	20%	5%	15%*	Yes
Highland Core Value Equity Fund	Yes	Yes	Yes	20%	5%	25%*	Yes
Highland Small-Cap Equity Fund	Yes	Yes	Yes	20%	10%	10%*	Yes
Highland Global Equity Fund	Yes	Yes	Yes	20%	5%	100%	Yes
Highland International Equity Fund	Yes	Yes	Yes	20%	5%	100%	Yes
Highland Premier Growth Equity Fund	Yes	Yes	No	20%	5%	25%*	Yes
Highland Fixed Income Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality	35%*	Yes
Highland Government Securities Fund	Yes	Yes	Yes	100% (maximum of 10% in BBB by S&P or Baa by Moody’s or equivalent; maximum of 20% in A or lower by S&P, Moody’s or equivalent)	None	35%*	Yes
Highland Short-Term Government Fund	Yes	Yes	Yes	100%	None	35%*	Yes
Highland Tax-Exempt Fund	Yes	No	No	100% (maximum of 10% in BBB by S&P or Baa by Moody’s or equivalent)	5% in debt downgraded below investment grade subsequent to purchase	None	Yes
Highland Total Return Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality	70%*	Yes
Highland Money Market Fund	No	No	No	100%	None	25%*	Yes

*	This limitation excludes: American Depositary Receipts (ADRs); securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission (SEC) and listed on a U.S. national securities exchange; and dollar-denominated securities publicly offered in the U.S. by a foreign issuer.

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	Lending Portfolio Securities	Rule 144A Securities	Debt Obligations of Supranational Agencies	Depositary Receipts	Securities of Other Investment Funds	Municipal Leases	Floating and Variable Rate Instruments	Participation Interests in Municipal Obligations
Highland U.S. Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Highland Core Value Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Highland Small-Cap Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Highland Global Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Highland International Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Highland Premier Growth Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Highland Fixed Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Highland Government Securities Fund	Yes	Yes	Yes	Yes	Yes	No	Yes	No
Highland Short-Term Government Fund	Yes	Yes	Yes	Yes	Yes	No	Yes	No
Highland Tax-Exempt Fund	Yes	Yes	Yes	No	Yes	Yes	Yes	Yes
Highland Total Return Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Highland Money Market Fund	Yes	Yes	Yes	No	No	No	Yes	No

*	Excludes commercial paper and notes with variable and floating rates of interest.

	Zero Coupon Obligations	Municipal Obligations Components	Custodial Receipts on Municipal Obligations	Mortgage Related Securities, including CMOs	Government Stripped Mortgage Related Securities	Asset Backed Securities and Receivable- Backed Securities	Mortgage Dollar Rolls	Short Sales Against the Box
Highland U.S. Equity Fund	Yes	No	No	Yes	No	No	No	No
Highland Core Value Equity Fund	No	No	No	Yes	No	No	No	Yes
Highland Small-Cap Equity Fund	No	No	No	Yes	No	No	Yes	Yes
Highland Global Equity Fund	No	No	No	Yes	No	No	No	Yes
Highland International Equity Fund	No	No	No	Yes	No	No	No	Yes
Highland Premier Growth Equity Fund	No	No	No	Yes	No	No	No	No
Highland Fixed Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	No
Highland Government Securities Fund	Yes	No	No	Yes	Yes	Yes	Yes	Yes
Highland Short-Term Government Fund	Yes	No	No	Yes	Yes	Yes	Yes	No
Highland Tax-Exempt Fund	Yes	Yes	Yes	Yes	No	No	No	Yes
Highland Total Return Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	No
Highland Money Market Fund	No	No	No	Yes	No	Yes	No	No

More on Strategies, Risks and Disclosure of Portfolio Holdings

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Like all mutual funds, investing in Highland Funds II involves risk factors and special considerations. A Highland Fund’s risk is defined primarily by its principal investment strategies, which are described earlier in the Summary Section of this Prospectus. Investments in a Highland Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a Highland Fund will achieve its investment objective. Investing in shares of a Highland Fund should not be considered a complete investment program. The share value of the Highland Funds (except Highland Money Market Fund) will rise and fall. Although Highland Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes — such as stocks, bonds and cash — and within an asset class — such as small-cap and large-cap stocks — may help you to manage risk and achieve the results you need to reach your financial goals.

The stock and bond markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models.

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The primary risks of particular investments are summarized below for each Fund. An explanation of each type of risk is provided in the pages following the table below. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times. In addition, each Fund may be subject to additional risks other than those described in the following pages because the types of investments made by each Fund can change over time. For more information about the risks associated with the Funds, please see the SAI, which is incorporated by reference into this Prospectus.

		Highland U.S. Equity Fund	Highland Core Value Equity Fund	Highland Premier Growth Equity Fund	Highland Small-Cap Equity Fund	Highland Global Equity Fund	Highland International Equity Fund
	Allocation Risk				✓
Asset-Backed Securities Risk
Banking Industry Risk
	Credit Risk	✓	✓	✓	✓	✓	✓
	Derivative Instruments Risk	✓	✓	✓	✓	✓	✓
	Diversification Risk			✓
	Emerging Markets Risk					✓	✓
	Foreign Investment Risk • Currency Risk • Political/Economic Risk • Regulatory Risk	✓	✓	✓	✓	✓	✓
Government Securities Risk
Government Stripped Mortgage-Related Securities Risk
High Yield Securities Risk
	Initial Public Offerings Risk				✓
	Interest Rate Risk	✓	✓	✓	✓	✓	✓
	Liquidity Risk	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities Risk
Municipal Obligations Risk
Prepayment Risk
Real Estate Securities Risk
	Redemption Risk	✓	✓	✓	✓	✓	✓
REIT-Specific Risk
	Repurchase Agreements Risk	✓	✓	✓	✓	✓	✓
	Reverse Repurchase Agreements Risk		✓		✓
	Restricted Securities Risk	✓	✓	✓	✓	✓	✓
	Securities Market Risk	✓	✓	✓	✓	✓	✓
Style Risk	Growth Investing Risk	✓		✓	✓	✓	✓
High Yield Investing Risk
	Value Investing Risk	✓	✓		✓
	Mid-Cap Company Risk			✓		✓	✓
	Small-Cap Company Risk				✓
	Valuation Risk				✓	✓	✓

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		Highland Fixed Income Fund	Highland Government Securities Fund	Highland Short-Term Government Fund	Highland Tax-Exempt Fund	Highland Total Return Fund	Highland Money Market Fund
	Allocation Risk					✓
	Asset-Backed Securities Risk	✓	✓	✓		✓	✓
	Banking Industry Risk						✓
	Credit Risk	✓	✓	✓	✓	✓	✓
	Derivative Instruments Risk	✓	✓	✓	✓	✓
Diversification Risk
	Emerging Markets Risk	✓				✓
	Foreign Investment Risk • Currency Risk • Political/Economic Risk • Regulatory Risk	✓	✓	✓		✓	✓
	Government Securities Risk		✓	✓
	Government Stripped Mortgage-Related Securities Risk	✓	✓	✓		✓
	High Yield Securities Risk	✓				✓
	Initial Public Offerings Risk					✓
	Interest Rate Risk	✓	✓	✓	✓	✓	✓
	Liquidity Risk	✓	✓	✓	✓	✓
	Mortgage-Backed Securities Risk	✓	✓	✓		✓
	Municipal Obligations Risk	✓			✓
	Prepayment Risk	✓	✓	✓		✓
	Real Estate Securities Risk					✓
	Redemption Risk	✓	✓	✓	✓	✓	✓
	REIT-Specific Risk					✓
	Repurchase Agreements Risk	✓	✓	✓	✓	✓	✓
	Reverse Repurchase Agreements Risk		✓		✓	✓	✓
	Restricted Securities Risk	✓	✓	✓	✓	✓
	Securities Market Risk	✓	✓	✓	✓	✓	✓
Style Risk	Growth Investing Risk					✓
	High Yield Investing Risk	✓				✓
	Value Investing Risk					✓
	Mid-Cap Company Risk					✓
Small-Cap Company Risk
	Valuation Risk	✓	✓	✓	✓	✓

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Allocation Risk: HFAM may not allocate assets of a Fund among strategies, asset classes or investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy, asset class or investment style.

Asset-Backed Securities Risk: Because asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Investments in asset-backed securities may also be subject to valuation risk.

Banking Industry Risk: Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s perception of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Derivative Instruments Risk: A Fund’s use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. There is no guarantee that these techniques will work. A Fund may, but is not required to, use derivatives as a substitute for taking a long or short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on a Fund, meaning that a small investment in derivatives could have a potentially large impact on a Fund’s performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments, which could impact Fund performance. A Fund may choose not to invest in derivative instruments because of their cost, limited availability or any number of other reasons deemed relevant by HFAM and the portfolio manager(s) responsible for managing the Fund.

Diversification Risk: Although Highland Premier Growth Equity Fund is a diversified fund, it may invest in securities of a limited number of issuers in an effort to achieve a potentially greater investment return than a fund that invests in a larger number of issuers. As a result, price movements of a single issuer’s securities will have a greater impact on this Fund’s net asset value causing it to fluctuate more than that of a more widely diversified fund.

Emerging Markets Risk: Emerging market securities bear various foreign investment risks discussed below. In addition, there are greater risks involved in investing in emerging markets compared to developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable.

Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. A Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing, which may result in additional risks and costs to the Fund.

Foreign Investment Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks that can affect a Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less regulation than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available

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about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

•

Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments. A Fund is permitted to hedge against foreign currency risk, but normally will not do so.

•

Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund’s foreign investments.

•	Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

Government Securities Risk: Extreme conditions affecting the bond markets have meant that the yield on certain U.S. Government securities has been very low, and may continue to be very low. As a result, mutual funds that invest primarily in U.S. Government securities may experience negative current yields and not achieve their investment objective(s).

Government Stripped Mortgage-Related Securities Risk: In addition to prepayment risk, the yields on government stripped mortgage-related securities are extremely sensitive to prepayment on the underlying mortgage loans. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage-related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, a Fund may not fully recoup its initial investment in interest only mortgage-related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met. Investments in government stripped mortgage-related securities may also be subject to valuation risk.

High Yield Securities Risk: Below investment-grade securities, sometimes called “junk bonds,” are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. Adverse publicity and investor perceptions, whether or not accurate, regarding below investment-grade securities may depress prices and diminish liquidity for such securities. The market for below investment-grade securities may be less active than the market for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Liquidity Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all or may be forced to forego other investment opportunities, all of which may adversely impact the Fund’s returns. Illiquid investments also may be subject to valuation risk.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed securities. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become a significant risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Municipal Obligations Risk: Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities

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are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. Income derived from investments in municipal obligations typically is exempt from regular federal income tax but may be subject to state and local taxes. Capital gains from the disposition of municipal obligations are subject to tax. In addition, interest income on certain municipal obligations may be subject to federal corporate and individual alternative minimum taxes. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured, which is intended to guarantee the timely payment of interest and repayment of principal.

Prepayment Risk: Prices and yields of certain securities such as mortgage-backed securities and asset-backed securities assume the securities will be redeemed at a given time. When interest rates decline, such securities experience higher prepayments because the underlying mortgages or loans are repaid earlier than expected. A Fund’s portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities or asset-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, such securities experience lower prepayments because borrowers are less likely to repay their loans. This typically reduces the value of the underlying securities.

Real Estate Securities Risk: The securities of issuers that own, construct, manage or sell residential, commercial or industrial real estate are subject to risks in addition to those of other issuers. Such risks include: changes in real estate values and property taxes, overbuilding, variations in rental income, interest rates and changes in tax and regulatory requirements, such as those relating to the environment. Performance of a particular real estate security depends on the structure, cash flow and management skill of the particular company.

Redemption Risk: Each Fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

REIT-Specific Risk: Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code and to maintain an exemption under the 1940 Act. For example, because Highland Total Return Fund may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status, which would have adverse tax consequences on its shareholders. Finally, certain REITs may be self-liquidating at the end of a specified term, and run the risk of liquidating at an economically inopportune time.

Repurchase Agreements Risk: A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement.

Reverse Repurchase Agreements Risk: A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from selling restricted securities in privately negotiated transactions may be less than those originally paid by a Fund. Investors in restricted securities may not benefit from the same investor protections as publicly traded securities.

Securities Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, a Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

•

Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Certain stocks may decline in value even during periods when the prices of equity securities in general are rising, or may not perform as well as the market in general. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market recently experienced. Additional stock market risk may be

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introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Investment Risk above.

•

Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market recently experienced.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

•

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

•

Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

•

Mid-Cap Company Risk: Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

•

Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies may offer potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under “Calculating Share Value.” The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Disclosure of Portfolio Holdings

The Funds have adopted policies and procedures to protect the Funds’ portfolio information and to prevent the misuse of that information by a third party. A description of the Funds’ policies and procedures relating to the disclosure of portfolio holdings is available in the Funds’ SAI.

About the Investment Adviser

Investment Advisers

Highland Funds Asset Management, L.P. (“HFAM”) serves as investment adviser to each Fund. HFAM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). HFAM, which currently has no advisory clients, is under common control, and shares personnel, with Highland Capital Management, L.P. (“HCM”), an experienced and established registered investment adviser that specializes in credit and special situation investing. As of [                 ], 2010, HCM had approximately $[            ] billion in assets under management. The personnel responsible for management and administration of the Highland Funds advised by HCM also are responsible for the management and administration of the Funds. HFAM’s principal office address is 13455 Noel Road, Suite 800, Dallas, Texas 75240.

Management Fee

Each of the Funds has entered into an investment advisory agreement with HFAM (each an “Investment Advisory Agreement”) pursuant to which HFAM either provides the day-to-day management of the Fund’s portfolio of securities, which includes buying and selling securities for the Fund and conducting investment research, or hires a sub-adviser to do so, subject to HFAM’s general oversight. Additionally, HFAM furnishes offices, necessary facilities, equipment and personnel and pays the compensation of the Trustee of the Fund who is HFAM’s affiliate. In return for its advisory and administrative services, each Fund pays the Adviser a monthly fee, computed and accrued daily, based on an annual rate of the Fund’s “Average Daily Managed Assets.” “Average Daily Managed Assets” of a Fund shall mean the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage. A discussion regarding the Board of Trustees’ approval of the Investment Advisory Agreement for each Fund will be available in the Highland Funds II semi-annual report to shareholders for the period ended March 31, 2011. Each Investment Advisory Agreement may be terminated by the applicable Fund or by vote of a majority of the outstanding voting securities of such Fund, without the payment of any penalty, on 30 days’ written notice. In addition, each Investment Advisory Agreement automatically terminates in the event of its “assignment” (as defined in the 1940 Act). The table below shows the advisory fees (after fee waivers) GEAM, the Funds’ prior investment adviser, received for each Fund for the fiscal period ended September 30, 2010 and each Fund’s contractual advisory fee with HFAM:

Fund	Fees Rate Paid to GEAM	Advisory Fee Rate (payable to HFAM and the sub-advisers)
Highland U.S. Equity Fund	0.40%	0.40%
Highland Core Value Equity Fund	0.55%	0.55%
Highland Premier Growth Equity Fund	0.60%	0.60%
Highland Small-Cap Equity Fund	0.95%	0.95%
Highland Global Equity Fund	0.75%	0.75%
Highland International Equity Fund	0.80%	0.80%
Highland Fixed Income Fund	0.35%	0.35%
Highland Government Securities Fund	0.40%	0.40%
Highland Short-Term Government Fund	0.30%	0.30%
Highland Tax-Exempt Fund	0.35%	0.35%
Highland Total Return Fund	0.50%	0.50%
Highland Money Market Fund	0.25%	0.25%

Highland Funds II Prospectus

[                ], 2011

About the Investment Adviser

Investment Sub-Advisers

HFAM seeks to make the best managers available to Fund shareholders, whether that means accessing HFAM’s wealth of internal talent or using external talent (sub-advisers). When HFAM feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. HFAM is proud to engage the following sub-advisers who are responsible for the day-to-day management of a portion of the respective Fund’s assets allocated to the sub-adviser. Each sub-adviser’s services include buying and selling securities for its respective Fund and conducting legal research. The following sets forth biographical information for those individuals who are responsible for managing a portion of the Fund’s assets allocated to the sub-adviser (the “Allocated Assets”). As with HFAM’s portfolio managers, the sub-advisers may change the portfolio managers from time to time.

GE Asset Management (“GEAM”)

3001 Summer Street

P.O. Box 7900

Stamford, Connecticut 06904-7900

GEAM is the investment sub-adviser of each Fund, except the Highland Small-Cap Equity Fund. GEAM is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2010, GEAM had approximately $119 billion of assets under management, of which approximately $22 billion was invested in mutual funds.

GEAM bases its investment philosophy on two enduring principles. First, GEAM believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GEAM follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today. In addition to providing the day-to-day management of the Funds (except Highland Small-Cap Equity Fund), with respect to Highland Total Return Fund, GEAM also is responsible for allocating assets based upon GEAM’s asset allocation model to any other third-party sub-advisers selected and hired by HFAM.

Sub-Advisory Fee:

HFAM pays each sub-adviser an investment sub-advisory fee out of the management fee that it receives from the respective Fund. The investment sub-advisory fee is paid by HFAM monthly and is based upon the average daily net assets of the respective Fund’s assets that are allocated to and managed by the sub-adviser. For their services, HFAM pays GEAM an investment sub-advisory fee for all Funds other than Highland Small-Cap Equity Fund, and to each of Palisade Capital Management, L.L.C. (“Palisade”) and Champlain Investment Partners, LLC (“Champlain”) for Highland Small-Cap Equity Fund. GEAM will be entitled to receive from HFAM, a monthly fee, computed and accrued daily, based on the annual rates set forth below:

Highland U.S. Equity Fund	0.20%
Highland Core Value Equity Fund	0.275%
Highland Premier Growth Equity Fund	0.30%
Highland Global Equity Fund	0.375%
Highland International Equity Fund	0.40%
Highland Fixed Income Fund	0.175%
Highland Government Securities Fund	0.20%
Highland Short-Term Government Fund	0.15%
Highland Tax-Exempt Fund	0.175%
Highland Total Return Fund	0.25%
Highland Money Market Fund	0.125%

Highland Small-Cap Equity Fund

The assets of Highland Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade and (ii) Champlain. HFAM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion, and for managing the Fund’s cash position. The following sets forth the information for each sub-adviser:

Palisade Capital Management, L.L.C.

One Bridge Plaza

Fort Lee, NJ 07024

Palisade has a history of managing small-cap equity portfolios and for several years has provided pension fund services to GE. The company has managed various institutional and private accounts with total assets of $3.5 billion as of December 31, 2010. Palisade translates its experience from various institutional and private accounts to mutual fund portfolios it sub-advises for GE Asset Management. Palisade has managed the GE Small-Cap Equity Fund since its inception.

Palisade’s Allocated Assets are managed by Jack Feiler, Jeffrey Schwartz and Dennison T. “Dan” Veru, members of Palisade’s Investment Policy Committee. Mr. Feiler, Mr. Schwartz and Mr. Veru are jointly and primarily responsible for the strategy of the Allocated Assets and the day-to-day management of the Allocated Assets is executed by Mr. Schwartz.

Jack Feiler, President and Chief Investment Officer, Private Wealth Management, has over 40 years of investment experience and has served as the Chief Investment Officer at Palisade since the commencement of Palisade’s operations in April 1995. He has served as a portfolio manager of the GE Small-Cap Equity Fund since its inception. Prior to joining Palisade, Mr. Feiler was a Senior Vice President-Investments at Smith Barney from 1990 to 1995.

Jeffrey Schwartz, CFA, Senior Portfolio Manager, joined Palisade in October 2004. Prior to joining Palisade, Mr. Schwartz was Vice President and Senior Portfolio Manager of Safeco Asset Management from September 2003 to September 2004. From June 2001 to August 2003, Mr. Schwartz founded Nantucket Investment Research in

About the Investment Adviser

Investment Sub-Advisers

Farmington Hills, MI, conducted independent investment research and was a private investor. From June 1992 until May 2001, Mr. Schwartz was at Munder Capital Management, most recently as a Senior Portfolio Manager and Principal.

Dennison T. (“Dan”) Veru is Executive Vice-President and Chief Investment Officer — Institutional of Palisade. Since joining Palisade in March 2000, Mr. Veru has been a member of the Investment Policy Committee. Mr. Veru became a principal of Palisade in July 2004. Prior to joining Palisade, he was President and Director of Research of Awad Asset Management, a division of Raymond James Financial. Mr. Veru has been a frequent guest on CNBC, CNN, Fox and Bloomberg television. Prior to Awad, Mr. Veru worked with the Palisade team from 1984 through 1992. Mr. Veru graduated from Franklin & Marshall College.

Champlain Investment Partners, LLC

346 Shelburne Road, 6th Floor

Burlington, Vermont 05401

Champlain is a registered investment adviser that was formed in 2004 to focus on managing core small and mid-cap strategies. As of December 31, 2010, Champlain had over $4.1 billion in assets under management. Champlain’s Allocated Assets are managed by a team of investment professionals led by Scott T. Brayman, CFA, who is the co-founder of Champlain.

Scott T. Brayman, CFA, is the Managing Partner and Chief Investment Officer at Champlain and has more than 24 years of investment management experience. Mr. Brayman leads the investment team for both the small and mid-cap strategies at Champlain. Prior to joining Champlain in 2004, Mr. Brayman was a Senior Vice President and served as a portfolio manager at NL Capital Management, Inc. from 2003 to 2004, and served as a portfolio manager with Sentinel Advisers, Inc. from 1996 to 2004, where he was responsible for managing the small-cap and core mid-cap strategies. Mr. Brayman began his career as a credit analyst with the First National Bank of Maryland.

Sub-Advisory Fee:

HFAM pays each of Palisade and Champlain a sub-advisory fee out of the management fee that it receives for Highland Small-Cap Equity Fund. The investment sub-advisory fee is paid by HFAM monthly and is based upon the average daily net assets of Highland Small-Cap Equity Fund’s assets allocated to and managed by each of Palisade and Champlain.

For the fiscal years ended September 30, 2010 and 2009, GEAM paid a collective sub-advisory fee of $214,869 and $208,223, respectively, to Palisade, Champlain, GlobeFlex Capital, LP and SouthernSun Asset Management, LLC for their investment sub-advisory services to the Small-Cap Equity Fund for those periods.

Manager of Managers Structure

HCM and the Funds have received an exemptive order from the SEC to operate under a manager of managers structure that permits HFAM, with the approval of the Board of Trustees, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, HFAM has ultimate responsibility, subject to oversight of the Funds’ Board of Trustees, for overseeing the Funds’ sub-advisers and recommending to the Board of Trustees their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Funds or HFAM.

Shareholders of the Funds, except for Highland Premier Growth Equity Fund, have already approved the adoption of the Manager of Managers Structure, which enables these Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Shareholders of Highland Premier Growth Equity Fund would have to separately vote to approve any change HFAM seeks to make relating to the Fund’s sub-adviser and sub-advisory agreement. Operation of a Fund under the Manager of Managers Structure will not: (1) permit management fees paid by the Fund to HFAM to be increased without shareholder approval; or (2) diminish HFAM’s responsibilities to the Fund, including HFAM’s overall responsibility for overseeing the portfolio management services furnished by its sub-advisers. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

Board of Trustees’ Approval of Investment Advisory Agreements

The semi-annual report to shareholders for Highland Funds II for the period ended March 31, 2011, will contain a discussion regarding the basis for the Highland Fund II’s Board of Trustees approval of all investment advisory and sub-advisory contracts with respect to all Funds.

Highland Funds II Prospectus

[                ], 2011

About the Investment Adviser

About the Funds’ Portfolio Managers

Each Fund is managed by either an individual portfolio manager who is primarily responsible for the day-to-day management of a Fund, or a team of portfolio managers, who are jointly and primarily responsible for the day-to-day management of a Fund. The portfolio managers of the Funds generally have final authority over all aspects of their portions of a Fund’s investment portfolio, including securities purchase and sale decisions, portfolio construction techniques and portfolio risk assessment. The following sets forth the roles of the primary portfolio managers of the specified Funds followed by biographical information for each portfolio manager.

Portfolio Management Teams

Highland U.S. Equity Fund is managed by a team of portfolio managers that includes George A. Bicher, Stephen V. Gelhaus, Thomas R. Lincoln, and Paul C. Reinhardt. Each of the portfolio managers manages one of three sub-portfolios, which comprise the Fund. A sub-portfolio refers to the portion of the Fund’s assets that are allocated to, and managed by, a particular portfolio manager on the Fund’s portfolio management team. The three sub-portfolios are managed independently of each other and the portfolio managers have full discretion over their sub-portfolio. The weightings to each sub-portfolio in the Fund can be changed at any time but generally remain stable for 18 to 24 months.

Highland Core Value Equity Fund is managed by Paul C. Reinhardt and Stephen V. Gelhaus. Messrs. Reinhardt and Gelhaus both manage the Fund as a collaborative team. Both portfolio managers have the authority to increase or decrease existing positions in the Fund; however, Mr. Reinhardt, as lead manager, is vested with the authority to purchase securities that are new to the Fund or to divest the Fund of its entire position in a security. Mr. Reinhardt also has veto authority over Mr. Gelhaus’ trade decisions.

Highland Premier Growth Equity Fund is managed by David B. Carlson.

Highland Small-Cap Equity Fund is managed by Jeffrey Schwartz and Scott T. Brayman, who are portfolio managers at Palisade and Champlain (the Fund’s sub-advisers), respectively. Additional information about each sub-adviser can be found under the section entitled — Investment Sub-Advisers — Highland Small-Cap Equity Fund earlier in this Prospectus.

Highland Global Equity Fund is managed by Robert A. Jasminski and Daizo Motoyoshi. Messrs. Jasminski and Motoyoshi each independently manage approximately one-half of the portfolio; however, they operate as a collaborative team and inform each other of trades.

Highland International Equity Fund is managed by a team of portfolio managers that includes Brian Hopkinson, Ralph R. Layman, Paul Nestro, Jonathan L. Passmore and Michael J. Solecki. As lead portfolio manager for the Fund, Mr. Layman oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager is limited to the management of his or her portion of the Fund, the size of the portion which Mr. Layman determines on an annual basis. The portfolio managers do not operate independently of each other; rather, the team operates collaboratively, communicating purchases or sales of securities on behalf of the Fund.

Highland Fixed Income Fund is managed by a team of portfolio managers that includes Paul M. Colonna, William M. Healey, Mark H. Johnson and Vita Marie Pike. The team is led by Mr. Colonna, who is vested with oversight authority. Each portfolio manager is assigned a class of assets, the size of which are determined by team consensus and adjusted on a monthly basis, if necessary. Although each portfolio manager manages his or her asset class independent of the other team members, the team is highly collaborative and communicative.

Highland Government Securities Fund is managed by a team of portfolio managers that includes Paul M. Colonna, William M. Healey and Chitranjan Sinha. As lead portfolio manager for the Fund, Mr. Healey chooses the portfolio managers for the team, oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager has discretionary authority over his portion of the Fund.

Highland Short-Term Government Fund is managed by a team of portfolio managers that includes Paul M. Colonna, William M. Healey, Mark H. Johnson and James Palmieri. As lead portfolio manager for the Fund, Mr. Colonna chooses the portfolio managers for the team, oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager has discretionary authority over his portion of the Fund.

Highland Tax-Exempt Fund is managed by Michael J. Caufield.

Highland Total Return Fund is managed by a team of portfolio managers that includes Paul M. Colonna, Greg Hartch, Ralph R. Layman, Thomas R. Lincoln, Diane M. Wehner and David Wiederecht. Each of the portfolio managers is responsible for managing one of the following sub-portfolios: U.S. equity, U.S. mid-cap equity, international equity and fixed income. Mr. Lincoln manages the U.S. equity portion, Ms. Wehner manages the U.S. mid-cap equity portion, Mr. Layman manages the international equity portion and Mr. Colonna manages the fixed income portion, each with a team of portfolio managers and analysts. The sub-portfolios underlying the Fund are managed independently of each other, and the portfolio managers have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to the Fund’s objective. In addition to oversight authority for asset allocation, HFAM may at times adjust the Fund’s investment exposure through the use of various investment techniques, such as investments in derivative instruments.

About the Investment Adviser

About the Funds’ Portfolio Managers

Portfolio Manager Biographies

The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund’s investments. The portfolio managers may change from time to time. Except in the case of Highland Money Market Fund, the SAI provides the following additional information about each portfolio manager (including those of GEAM, Palisade and Champlain): (i) portfolio manager’s compensation; (ii) other accounts managed be each portfolio manager; and (iii) each portfolio manager’s ownership of shares of the Fund he/she manages, if any.

George A. Bicher is a Senior Vice President of GEAM. Mr. Bicher is Director of the U.S. Equity Research Team and a portfolio manager for Highland U.S. Equity Fund. Mr. Bicher has held the position of equity research analyst since joining GEAM in June 2002. Prior to joining GEAM, he served in a number of positions at Deutsche Banc Alex Brown since 1994.

David B. Carlson is the Chief Investment Officer — U.S. Equities at GEAM. He co-manages the overall U.S. equity investments for GEAM. Mr. Carlson is the portfolio manager for Highland Premier Growth Equity Fund and has served in this capacity since the Fund’s commencement. Mr. Carlson joined GEAM in 1982 as a securities analyst for investment operations. He became a Vice President for Mutual Fund Portfolios in 1987, a Senior Vice President in 1989 and an Executive Vice President in 2003.

Michael J. Caufield is a Senior Vice President of GEAM. He is the portfolio manager of Highland Tax-Exempt Fund and has served in that capacity since October 2000. Mr. Caufield joined GEAM in 1987 as Vice President, manager of fixed income research & analysis and was promoted to Senior Vice President in 1994.

Paul M. Colonna is the President and Chief Investment Officer — Fixed Income and a Director at GEAM. Since January 2005, he has led the teams of portfolio managers for Highland Fixed Income Fund and Highland Short-Term Government Fund and has been responsible for the fixed income portion of Highland Total Return Fund. He has served on the portfolio management team for Highland Government Securities Fund since February 2000. Mr. Colonna became President — Fixed Income in March 2007. Prior to joining GEAM in February 2000, Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

Stephen V. Gelhaus is a Vice President of GEAM. He has been a member of the portfolio management teams for Highland U.S. Equity Fund and Highland Core Value Equity Fund since January 2002. Mr. Gelhaus joined GEAM in June 1991 and was a research analyst in the U.S.-Equities group from 1995 through 2001 and became an associate portfolio manager for Highland Core Value Equity Fund in August 1999.

Greg Hartch is a Senior Vice President — Tactical Asset Allocation at GEAM. He has served as a portfolio manager to Highland Total Return Fund since January 2011. Mr. Hartch joined GEAM in 2002 and has held various positions at GEAM including Senior Vice President — Alternative Assets from 2002 — 2004, Director of Fixed Income Research from 2004 — 2007 and Managing Director — International Real Estate from 2007 to 2010.

William M. Healey is a Senior Vice President of GEAM. He has served on the portfolio management teams for Highland Fixed Income Fund, Highland Government Securities Fund and Highland Short-Term Government Fund since joining GEAM in 1996. Prior to joining GEAM, Mr. Healey spent over 10 years in the fixed income group at MetLife.

Brian Hopkinson is a Senior Vice President of GEAM. He has been a portfolio manager for Highland International Equity Fund since October 1996. Prior to joining GEAM, Mr. Hopkinson worked for Fiduciary Trust International in both London and New York.

Robert Jasminski is a Senior Vice President of GEAM. He has been a portfolio manager for Highland Global Equity Fund since September 2004. More recently, he was appointed co-manager for this Fund. Mr. Jasminski joined GEAM in 1993 as a fixed income specialist and has been an international equity analyst and an International Small-Cap portfolio manager since 1998.

Mark H. Johnson is a Senior Vice President of GEAM and senior portfolio manager of Structured Products. He has been a member of the portfolio management team for Highland Fixed Income Fund and Highland Short-Term Government Fund since September 2007. Mr. Johnson joined GE in 1998 in its Employers Reinsurance Corporation as a taxable income portfolio manager. Mr. Johnson joined GEAM as a Vice President and portfolio manager in 2002 and became a Senior Vice President and senior portfolio manager of Structured Products in 2007.

Ralph R. Layman is the President and Chief Investment Officer — Public Equities and a Director at GEAM. He co-manages the overall international equity investments for GEAM. Mr. Layman has led the team of portfolio managers for Highland International Equity Fund since the Fund’s commencement and has been responsible for the international equity portion of Highland Total Return Fund since September 1997. Mr. Layman joined GEAM in 1991 as Senior Vice President for international investments and became an Executive Vice President in 1992 and President — International Equities in March 2007.

Thomas R. Lincoln is a Senior Vice President of GEAM. He has served on the portfolio management teams for Highland U.S. Equity Fund and Highland Total Return Fund since May 2007. Mr. Lincoln joined GE Asset Management in 1994 as a financial analyst in U.S. equities. Mr. Lincoln became part of the investment management team for U.S. equities at GEAM in 1997 and a portfolio manager for U.S. equities in 2003.

Daizo Motoyoshi is a Senior Vice President of GEAM. He has been a portfolio manager of Highland Global Equity Fund since September 2003. Mr. Motoyoshi joined GEAM in 1994 as

Highland Funds II Prospectus

[                ], 2011

an international equity analyst and portfolio manager and became a global equity portfolio manager in 2002. Prior to joining GEAM, Mr. Motoyoshi held positions at Alliance Capital Management and Ernst & Young.

Paul Nestro is a Senior Vice President of GEAM. He has been a member of the portfolio management team for Highland International Equity Fund since February 2007. Mr. Nestro joined GEAM in 1993 as a performance and attribution analyst in domestic equities. He became a senior performance and attribution analyst in 1994 and since 1996 has been an analyst and portfolio manager in the international equities group.

James F. Palmieri is a Vice President of GEAM. Since March 2006, he has managed the mortgage-backed securities sector for Highland Short Term Government Fund. Prior to joining GEAM in March 2006, Mr. Palmieri was a Director of Investments for Constitution Corporate Federal Credit Union from February 2005 to March 2006 and a portfolio manager for CIGNA Investment Management from January 2000 to February 2005.

Jonathan L. Passmore is a Senior Vice President of GEAM. He has served as a portfolio manager of Highland International Equity Fund since January 2002. Prior to joining GEAM in January 2001, he was with Merrill Lynch for six years, most recently as Director, international equity.

Vita Marie Pike is a Senior Vice President of GEAM. She has served on the portfolio management team for Highland Fixed Income Fund since June 2004 and Prior to joining GEAM in January 2001, she was with Alliance Capital for over nine years serving in a number of different capacities including portfolio manager.

Paul C. Reinhardt is a Senior Vice President of GEAM. He has been a portfolio manager for Highland U.S. Equity Fund since January 2001 and for Highland Core Value Equity Fund since April 2002. Mr. Reinhardt joined GEAM in 1982 as an equity analyst and has been a portfolio manager since 1987.

Chitranjan Sinha is a Vice President and senior quantitative analyst at GEAM. He has served on the portfolio management team for Highland Government Securities Fund since September 2007. Mr. Sinha joined GEAM in 1997 and became a fixed income analyst in 1998. He became Vice President — Derivative Strategies in 2002, senior quantitative analyst in 2003 and a portfolio manager in 2005.

Michael J. Solecki is the Chief Investment Officer — International Equities at GEAM. He has served as a portfolio manager of Highland International Equity Fund since September 1997. He joined GEAM in 1990 as an international equity analyst. He became a Vice President for international equity portfolios in 1996 and Senior Vice President in 2000.

Diane M. Wehner is a Senior Vice President of GEAM. She has been a portfolio manager of Highland Total Return Fund since January 2006. Before joining GEAM, Ms. Wehner was a Vice President and Senior Portfolio Manager from January 1997 to June 2001, and associate portfolio manager from May 1995 to January 1997, with Benefit Capital Management Corporation. Ms. Wehner has served as an analyst/portfolio manager in the investment management industry since 1985.

David Wiederecht is the President and Chief Investment Officer — Investment Strategies and a Director at GEAM. He has served as a portfolio manager of Highland Total Return Fund since January 2011. Mr. Wiederecht joined GEAM in 1988 and has held various positions at GE Asset Management including Vice President — Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing Director — Alternative Investments from 2004 to 2008, and President – Investment Strategies since 2008.

About the Funds’ Distributor

BNY Mellon Distributors Inc. (“Distributor”), located at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Funds’ statutory underwriter and facilitates the distribution of the Funds’ shares. Shareholders and Financial Advisors (as defined below) should not send any transaction or account requests to this address. Transaction or account requests should be directed to Highland Funds II — (Fund Name), P.O. Box 9840, Providence, RI 02940.

Legal Proceedings

HCM and two affiliated unregistered investment vehicles, not HFAM, are defendants in a complaint filed on February 24, 2009 in the Supreme Court of the State of New York, New York County (the “Court”), by UBS Securities LLC and UBS AG, London Branch. HFAM is not party to this lawsuit. The lawsuit relates to a warehouse facility formed for a proposed collateralized debt obligation, or CDO, transaction that was not completed. The plaintiffs seek monetary damages of approximately $687 million, plus certain costs, fees and expenses. HCM believes that it has meritorious defenses and intends to continue to vigorously defend against the claims. As noted above, HFAM is not a party to the lawsuit and, although it cannot predict the final outcome of the matter, it believes that this matter is not likely to have a material adverse effect upon HFAM or on its ability to perform its obligations under the Investment Advisory Agreements with the Funds.

Shareowner Guide — How to Invest in Highland Funds II

How to Buy Shares

You can purchase shares of the Funds on any day that the New York Stock Exchange (“NYSE”) is open for business (see “Net Asset Value”). You can purchase shares of the Funds from any financial advisor, broker-dealer or other financial intermediary that has entered into an agreement with the Distributor or the Funds with respect to the sale of shares of the Funds (a “Financial Advisor”), or BNY Mellon Investment Servicing, the Funds’ transfer agent (the “Transfer Agent”). Your Financial Advisor can help you establish an appropriate investment portfolio, buy shares, and monitor your investments. The Funds have authorized Financial Advisors to receive purchase and redemption orders on their behalf. Financial Advisors are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when a Financial Advisor or its authorized designee receives the order in “good order.” The specific requirements for “good order” depend on the type of transaction and method of purchase. Contact HFAM if you have questions about your circumstances. Generally, “good order” means that you placed your order with your Financial Advisor or its authorized designee or your payment (made in accordance with any of the methods set forth in the table below) has been received and your application is complete, including all necessary documentation and signatures. Customer orders will be priced at a Fund’s NAV per share next computed after the orders are received by a Financial Advisor or its authorized designee in good order. Investors may be charged a fee by their Financial Advisors, payable to the Financial Advisor and not a Fund, if investors effect a transaction in Fund shares through either a Financial Advisor or its authorized designee.

The USA PATRIOT Act may require a Fund, a Financial Advisor or its authorized designee to obtain certain personal information from you which will be used to verify your identity. If you do not provide the information, it may not be possible to open your account. If a Fund, a Financial Advisor or authorized designee is unable to verify your customer information, such Fund reserves the right to close your account or to take such other steps as it deems reasonable.

Outlined below are various methods for buying shares of the Funds:

Method	Instructions
Through your Financial Advisor	Your Financial Advisor can help you establish your account and buy shares on your behalf. To receive the current trading day’s price, your Financial Advisor must receive your request in good order prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time. Your Financial Advisor may charge you fees for executing the purchase for you.
By check (new account)(1)	For new accounts, send to the applicable Fund, at the address noted below,(2) a completed application and check made payable to “Highland Funds II — (Fund Name).” All purchases must be in U.S. Dollars and must be drawn on a U.S. bank. Highland Funds II does not accept cash, U.S. savings bonds, traveler’s checks, money orders, California warrant checks, starter checks, third-party checks, or credit card courtesy checks. Checks dated six months old or older and post-dated checks will not be accepted.
By check (existing account)(1)	For existing accounts, fill out and return to the applicable Fund, at the address noted below,(2) the additional investment stub included in your account statement, or send a letter of instruction, including the applicable Fund name and account number, with a check made payable to “Highland Funds II — (Fund Name).” All purchases must be in U.S. Dollars and must be drawn on a U.S. bank. Highland Funds II does not accept cash, U.S. savings bonds, traveler’s checks, money orders, California warrant checks, starter checks, third-party checks, or credit card courtesy checks. Checks dated six months old or older and post-dated checks will not be accepted.
By exchange	You or your Financial Advisor may acquire shares of a Fund for your account by exchanging shares you own in certain other funds advised by HFAM or HCM for shares of the same class of a Fund at no additional cost (see “Exchange of Shares”). To exchange, send written instructions to the applicable Fund, at the address noted below(2) or call (877) 665-1287.
By wire	You may purchase shares of a Fund by wiring money from your bank account to your Fund account. Send funds by wire to:
[BNY Mellon Investment Servicing] [Philadelphia, PA ABA # 031-0000-53 FFFC # 8615597735] Highland Funds II FBO: [applicable Fund name]/[your account number]
To receive the current trading day’s price, your wire, along with a valid account number, must be received in your Fund account prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time.
If your initial purchase of shares is by wire, you must first complete a new account application and promptly mail it to Highland Funds II — (Fund Name), at the address noted below.(2) After completing a new account application, please call (877) 665-1287 to obtain your account number. Please include your account number on the wire.

Highland Funds II Prospectus

[                ], 2011

Shareowner Guide — How to Invest in Highland Funds II

How to Buy Shares

Method	Instructions
By electronic funds transfer via an automated clearing house (“ACH”) transaction(1)	You may purchase shares of a Fund by electronically transferring money from your bank account to your Fund account by calling (877) 665-1287. An electronic funds transfer may take up to two business days to settle and be considered in good order. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
Automatic investment plan	You may make monthly or quarterly investments automatically from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. For this feature, please call the applicable Fund at (877) 665-1287 or visit the Funds’ website (http://www.highlandfunds.com).

(1)	The redemption of shares purchased by check or an automated clearing house (“ACH”) transaction is subject to certain limitations (see “Redemption of Shares”). Any purchase by check or ACH transaction that does not clear may be cancelled, and the investor will be responsible for any associated expenses and losses to the applicable Fund.

(2)	Regular Mail: Send to “Highland Funds II — (Fund Name),” P.O. Box 9840, Providence, RI 02940. Overnight Mail: Send to “Highland Funds II — (Fund Name),” 101 Sabin Street, Pawtucket, RI 02860.

The following minimum investment amounts apply to direct accounts with the Fund.

Minimum Investments

	By mail	By wire	Automatic

[Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25

Minimums are reduced for accounts with active Direct Deposit, Automatic Investment and Payroll Savings Plans. Accounts that fall below the $500 account minimum may be automatically redeemed by a Fund on 30 days’ notice and the account shareholder will bear any associated transaction costs, market exposure risks and tax consequences.]

Each Fund reserves the right to change or waive the investment minimums and reserves the right to liquidate a shareholder’s account if the value of shares held in the account is less than the minimum account size. Each Fund also reserves the right to reject for any reason, or cancel as permitted or required by law, any purchase order. In addition, without notice, a Fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

Highland Funds II Prospectus

[                ], 2011

Shareowner Guide — How to Invest in Highland Funds II

Retirement Plans

Shares of the Funds, other than the Highland Tax-Exempt Fund, are available for purchase through individual retirement accounts (IRAs) and other retirement plans. An IRA application and further details about IRAs and other retirement plans are available from your investment professional or the [Fund].

[Purchases in Kind — If You Invest More than $10 Million

Large investments in a Fund ($10 million or more) may be detrimental to existing shareholders because they can significantly increase transaction costs charged to existing shareholders. In these circumstances, the Fund may require that you purchase Fund shares “in kind,” or provide the Fund with securities instead of cash. The [Fund/Transfer Agent] would inform you of the securities acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Fund shares of equal value. You may have to pay associated brokerage commissions for the securities that you purchase. The transfer of securities to the Fund will be a taxable event.]

Same-Day Settlement — Highland Money Market Fund — Institutional Class Only (Purchase)

A shareholder in Highland Money Market Fund — Institutional Class will receive same-day settlement of a purchase (and begin earning dividends that day, if any) if a purchase order together with the proper funds (via the Federal Reserve wire system) for purchase are received in good order by the transfer agent on or before the Purchase Cut-Off Time (normally the earlier of (i) 3:00 p.m. Eastern time; or (ii) three (3) hours before the close of the Federal Reserve wire system, on days the net asset value is calculated). If a purchase order is received in good order before the Purchase Cut-Off Time, but the wired funds are not received timely, such purchase order will receive normal (next day) settlement.

Please note that this same-day settlement procedure does not apply to the exchange of shares from other Funds. Highland Funds II and [the Transfer Agent] may reject any purchase order or exchange request for any reason and without prior notice.

Highland Funds II Prospectus

[                ], 2011

Choosing a Share Class

Each Fund (other than the Highland Government Securities Fund, Highland Tax-Exempt Fund and Highland Money Market Fund) currently offers four share classes to investors, namely Class A, Class C, Class R and Class Y shares. Highland Tax- Exempt Fund currently offers three share classes to investors, namely Class A, Class C and Class Y shares. Highland Government Securities Fund currently offers two share classes to investors, namely Class A and Class C shares. Highland Money Market Fund currently offers two share classes to investors, namely the Retail Class and Institutional Class shares. The Highland Funds no longer offer Class B shares, except in connection with dividend reinvestments and permitted exchanges (see “How to Invest — Characteristics of Class B Shares” later in this Prospectus).

Based on your personal situation, your Financial Advisor can help you decide which class of shares makes the most sense for you.

Class A shares carry an initial sales charge. Certain investors listed below under “Sales Charge Waivers for Class A Shares” may purchase Class A shares on a sales charge-waived basis, but may be subject to a contingent deferred sales charge (CDSC) if the Class A shares are sold within one year of purchase. Class C shares are offered without an initial sales charge, but are subject to a CDSC for one year after purchase. Class R and Class Y shares are offered without an initial sales charge or a CDSC, but are not available to individual investors that invest directly with the Fund. Class C and Class R shares have higher annual operating expenses than Class A and Class Y shares because of higher distribution and shareholder service fees.

Your Financial Advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and distribution and shareholder service fees for the Class C shares and the distribution and shareholder service fees for the Class R shares have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to Authorized Firms.

You should also consider whether you are eligible to invest in a comparable institutional product advised by HFAM and underwritten by the Distributor which may be a lower cost investment even for shareholders that are eligible to invest without a sales charge.

The Funds may modify the manner in which shares are offered, minimum investments, or sales charge rates or waivers at any time without prior notice.

Shareowner Guide — How to Invest in Highland Funds II

Purchasing Class A Shares

Your purchases of Class A Shares are made at the public offering price for these shares, that is, the NAV per share for Class A Shares plus a front-end sales charge that is based on the amount of your initial investment when you open your account. The front-end sales charge you pay on an additional investment is based on your total net investment in the Fund, including the amount of your additional purchase. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. As shown in the tables below, a portion of the sales charge is paid as a commission to your Financial Advisor on the sale of Class A Shares. The total amount of the sales charge, if any, differs depending on the amount you invest as shown in the tables below.

Highland U.S. Equity Fund, Highland Core Value Equity Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Global Equity Fund, Highland International Equity Fund and Highland Total Return Fund

Your Investment**	Front-End Sales Charge		Maximum Dealers’ Reallowance*

	(As a % of Offering Price)	(As a % of Your Net Investment)	(As a % of Offering Price)
Less than $50,000	5.75%	6.10%	5.25%
$50,000 but less than $100,000	4.25%	4.44%	3.75%
$100,000 but less than $250,000	3.25%	3.36%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.55%
$1,000,000 or more***	0	0	†

Highland Fixed Income Fund, Highland Government Securities Fund and Highland Tax-Exempt Fund

Your Investment**	Front-End Sales Charge		Maximum Dealers’ Reallowance*

	(As a % of Offering Price)	(As a % of Your Net Investment)	(As a % of Offering Price)
Less than $100,000	4.25%	4.44%	3.75%
$100,000 but less than $250,000	3.25%	3.36%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.55%
$1,000,000 or more***	0	0	†

Highland Funds II Prospectus

[                ], 2011

Choosing a Share Class

Highland Short-Term Government Fund

Your Investment**	Front-End Sales Charge		Maximum Dealers’ Reallowance*

	(As a % of Offering Price)	(As a % of Your Net Investment)	(As a % of Offering Price)
Less than $100,000	2.50%	2.56%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	2.00%
$250,000 but less than $500,000	1.75%	1.78%	1.50%
$500,000 but less than $1,000,000	1.25%	1.27%	1.00%
$1,000,000 or more***	0	0	†
*	From time to time, the Fund may decide to reallow the entire amount of the front-end sales charge to dealers. Dealers who receive more than 90% of the sales charge may be considered “underwriters” under the U.S. securities laws.

**	Except for certain employee benefit plans that select Class C shares (see “Purchasing Class C Shares” below), purchases of $1,000,000 or more ($500,000 or more for Highland Short-Term Government Fund) intended for Class C shares should be made in Class A shares (for individual investors) or in Class Y shares (for institutional investors).

***	Purchases of $1 million or more of Class A shares pursuant to a sales charge waiver are subject to a 1% CDSC if redeemed within one year of purchase. The Class A shares CDSC does not apply to investors purchasing $1 million or more of any Fund’s Class A shares if such investors are otherwise eligible to purchase Class A shares pursuant to another sales charge waiver. The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class’ net asset value at the time of the purchase or its net asset value at the time of redemption.

†	For purchases through a Financial Advisor that exceed $1 million, the [Distributor] will pay a concession of 1.00% of any amounts under $5 million, 0.50% of the next $45 million and 0.25% thereafter, to the selling dealer.

Reduced Sales Charges for Class A Shares

You may pay a lower sales charge when purchasing Class A Shares through Rights of Accumulation, which work as follows: if the combined value (determined at the current public offering price) of your accounts in all classes of shares of a Fund and other Participating Funds (as defined below) maintained by you, your spouse or your minor children, together with the value (also determined at the current public offering price) of your current purchase, reaches a sales charge discount level (according to the above chart), your current purchase will receive the lower sales charge, provided that you have notified the Fund and your Financial Advisor, if any, in writing of the identity of such other accounts and your relationship to the other account holders and submitted information (such as account statements) sufficient to substantiate your eligibility for a reduced sales charge. Such reduced sales charge will be applied upon confirmation of such shareholders’ holdings by the Transfer Agent. A Fund may terminate or amend this Right of Accumulation at any time without notice. As used herein, “Participating Funds” refers to any series of Highland Funds I (currently, Long/Short Equity Fund and Long/Short Healthcare Fund), the Floating Rate Funds, the RBB Cash Fund (each as defined below under “Exchange of Shares”) and registered, open-end investment companies advised by the Adviser and underwritten by the Distributor and as otherwise permitted from time to time by the Board of Trustees.

You may also pay a lower sales charge when purchasing Class A Shares and shares of other Participating Funds by signing a Letter of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $100,000 within 13 months. If your Letter of Intent purchases are not completed within 13 months, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Upon your request, a Letter of Intent may reflect purchases within the previous 90 days. See the SAI for additional information about this privilege.

Shareowner Guide — How to Invest in Highland Funds II

Characteristics of Class B Shares

Class B shares are closed to new investments. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Highland Fund portfolios or Highland Money Market Fund — Retail Class (as permitted by current exchange privilege rules). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a dividend reinvestment or permitted exchange. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated contingent deferred sales charges (CDSC) schedules, conversion features and distribution plan and shareholder services plan fees, will continue in effect.

Class B shares convert automatically to Class A shares after six years to take advantage of lower expenses. Class B shares acquired initially through Investors Trust Funds convert to Class A shares after eight years.

Trail commissions of up to 0.25% may be paid to Financial Advisors that provide on-going services with respect to Class B shares.

Purchasing Class C Shares

Class C shares may be appropriate for shorter-term investors, if you do not want to pay a traditional front-end sales charge on your purchase of Fund shares or are unsure of the length of time you will hold your investment.

Class C shares are available for investment through programs or platforms maintained by Financial Advisors, provided that the cost to HFAM (or its affiliates) for providing or paying for any selling or administrative servicing activities in connection with investor accounts on such programs or platforms does not typically exceed an amount equal to 1.00% (reflecting the Class C shares distribution and service fees or Rule 12b-1 fees) of the average net asset value of such accounts. There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Because you may purchase Class C shares at the NAV next determined without paying an initial sales charge, your entire investment in Class C shares is available to work for you. However, Class C shares pay a higher Rule 12b-1 fees than each of the other share classes and never convert to Class A shares. In that regard, Class C shares may be more appropriate for investors with a shorter investment horizon because long-term shareholders of Class C shares may pay more than the economic equivalent of Class A shares’ maximum front-end sales charge.

Trail commissions of up to 1.00% may be paid to Financial Advisors that provide on-going services with respect to Class C shares.

Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. Proceeds from the CDSC may be used to defray the expenses of the [Fund/HFAM] related to the sale of Class C shares, including the payment of compensation to Financial Advisors. The CDSC on Class C shares is calculated in the same manner and is subject to the same waivers as the CDSC on Class B shares.

Intended purchases of Class C shares of $1,000,000 or more ($500,000 or more for Highland Short-Term Government Fund) by investors not eligible for Class Y shares should be made in Class A shares. An amount up to 1% of the amount invested in Class C shares is paid by the [Distributor] to Financial Advisors.

Redemptions subject to a CDSC

Class B shares are subject to a CDSC that declines based on the amount of time you hold your shares. Class B shares redeemed during each of the time periods described below will be subject to a CDSC. Shares purchased initially through Investors Trust Funds are subject to a longer CDSC period.

The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class’ net asset value of the block of shares being redeemed at the time of their purchase or its net asset value at the time of redemption. To ensure that you pay the lowest CDSC possible, the Funds use the shares with the lowest CDSC to fill your redemption requests.

As described above, certain investments in Class A and Class C Shares, and certain redemptions in Class C Shares, are subject to a CDSC. You will pay the CDSC only on shares you redeem within the prescribed amount of time after purchase. The CDSC is applied to the NAV at the time of purchase or redemption, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the date on which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When shares are redeemed, the Funds will automatically redeem those shares (if any) not subject to a CDSC and then those you have held the longest. In certain circumstances, CDSCs may be waived, as described in the SAI.

Highland Funds II Prospectus

[                ], 2011

Choosing a Share Class

Contingent Deferred Sales Charges

Funds	Contingent Deferred Sales Charge
Highland U.S. Equity Fund	• 4% in the first year
Highland Core Value Equity Fund	• 3% in the second year
Highland Premier Growth Equity Fund	• 2% in the third year
Highland Small Cap Equity Fund	• 1% in the fourth year
Highland Global Equity Fund	• 0% in the fifth and sixth years
Highland International Equity Fund	• converts to Class A shares after six years
Highland Total Return Fund
Highland Fixed Income Fund	• 3% in the first and second years
Highland Government Securities Fund	• 2% in the third year
Highland Short-Term Government Fund	• 1% in the fourth year
Highland Tax-Exempt Fund	• 0% in the fifth and sixth years
• converts to Class A shares after six years

If you initially purchased through Investors Trust Funds:

Funds	Contingent Deferred Sales Charge
Any Fund’s Class B shares acquired as a result of the merger of Investors Trust Funds with certain Highland Funds.	• 5% in the first year • 4% in the second year • 3% in the third year • 2% in the fourth year	• 1% in the fifth year • 0% in the sixth year • converts to Class A shares after eight years

Purchasing Class R Shares

Class R shares have no initial sales charges or CDSC.

Class R shares are available to investors who invest through programs or platforms maintained by Financial Advisors that aggregate trades for groups of investors through omnibus or pooled account arrangements, provided that the cost to HFAM (or its affiliates) for providing or paying for any selling or administrative servicing activities in connection with investor accounts on such programs or platforms does not typically exceed an amount equal to 0.65% (including the 0.50% distribution and service fees or Rule 12b-1 fees) of the average net asset value of such accounts. There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R shares.

Although Class R shares pay a lower Rule 12b-1 fee than Class C shares, Class R shares pay a higher Rule 12b-1 fee than Class A shares (or Class B shares after conversion to Class A shares) and never convert to Class A shares.

Trail commissions of up to 0.50% may be paid to by the Distributor to Financial Advisors that provide on-going services with respect to Class R shares.

Purchasing Class Y Shares — Institutional Investors

Class Y shares have no initial sales charges or CDSC.

Class Y shares are available to investors who invest through programs or platforms maintained by Financial Advisors, provided that the cost to HFAM (or its affiliates) for providing or paying for any selling or servicing activities in connection with investor accounts on such programs or platforms does not typically exceed an amount equal to 0.15% of the average net asset value of such accounts. There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible investors investing through programs or platforms maintained by Financial Advisors.

[Class Y shares may also be purchased by: (i) existing Class Y shareholders of record that still hold Class Y shares of any Highland Fund as of January 29, 2008; and (ii) all other institutional investors, including defined benefit plans, endowments, foundations and corporations purchasing shares for their own accounts directly with the Fund, with a minimum initial investment of $1 million in each Fund for each such investor.]

Individual investors that invest directly with the Fund are not eligible to invest in Class Y shares.

Shareowner Guide — How to Invest in Highland Funds II

Purchasing Highland Money Market Fund — Retail Class

Highland Money Market Fund — Retail Class shares have no initial sales charge, CDSC or a distribution and service fee (Rule 12b-1 fee), and may be purchased by all investors.

Purchasing Highland Money Market Fund — Institutional Class

Highland Money Market Fund — Institutional Class share will be offered to (i) affiliated non-money market mutual funds managed by HFAM; and (ii) certain institutional investors (such as corporations and defined benefit plans) purchasing shares for their own account and who invest a minimum of $1 million in Highland Money Market Fund, without an initial sales charge, contingent deferred sales charge (CDSC) or a distribution and service fee (Rule 12b-1 fee).

Individual investors that invest directly with the Fund are not eligible to invest in the Institutional Class shares.

Highland Funds II Prospectus

[                ], 2011

Redemption of Shares

Each Fund redeems its shares based on the NAV next determined after the Transfer Agent or Financial Advisor receives your redemption request in good order. Each Fund reserves the right to reject any redemption request that is not in good order. The specific requirements for good order depend on the type of account and transaction and the method of redemption. Contact HFAM if you have any questions about your particular circumstances. Generally, “good order” means that the redemption request meets all applicable requirements described in this Prospectus. See “Net Asset Value” for a description of the calculation of NAV per share.

You can redeem shares of a Fund on any day that the NYSE is open for business. Each Fund, however, may suspend the right of redemption and postpone payment for more than seven days: (i) during periods when trading on the NYSE is closed on days other than weekdays or holidays; (ii) during periods when trading on the NYSE is restricted; (iii) during any emergency which makes it impractical for a Fund to dispose of its securities or fairly determine the NAV of the Fund; and (iv) during any other period permitted by the SEC for your protection.

The Funds are meant for long-term investing. They are not meant for “market timing” or other types of frequent or short-term trading (“disruptive trading”). Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with the efficient management of the Fund’s investment portfolio. Accordingly, the Funds have adopted, and the Board of Trustees has approved, policies and procedures reasonably designed to monitor Fund trading activity and, where disruptive trading is detected, to take action to stop such activity. The Funds reserve the right to amend these policies and procedures at any time without prior notice to investors or Financial Advisor.

Direct Investor Accounts. An investor that redeems or exchanges out of (or purchases) a particular Fund (other than the Money Market Fund) within 30 days of a purchase or exchange into (or redemption out of) that same Fund may be restricted from further investing in any Fund or exchanging between Funds, subject to the exceptions described below, all without prior notice to the investor. The Funds may also restrict investments and exchanges by investors that are believed to have engaged in a pattern of disruptive trading. In addition, the Funds may reject purchase orders or terminate or restrict the exchange privileges of any account associated with a broker-dealer representative, branch office, or firm that the Funds have determined to be a source or facilitator of disruptive trading, even if no disruptive trading has occurred in that particular account. Exchanges and purchases may be permitted again for restricted investors under certain circumstances in the sole discretion of HFAM. The foregoing restrictions apply to direct investor accounts and do not apply to shares held on the books of Financial Advisors through omnibus accounts with the Funds. The restrictions applicable to omnibus accounts with Financial Advisors are discussed below.

The restrictions described above do not apply to (1) systematic withdrawals (e.g., regular periodic automatic redemptions, dividend and capital gain distributions, and systematic share class conversions); (2) systematic purchases (e.g., regular periodic automatic purchases, payroll contributions, and dividend reinvestments) where the entity maintaining the shareholder account is able to identify the transaction as a systematic withdrawal or purchase; (3) transactions by fund-of-funds advised by HFAM (4) transactions initiated by the trustee or adviser to a donor advised charitable fund; and (5) certain transactions (plan contributions, plan benefit payments, plan expenses and portfolio rebalancing) by defined benefit plans that receive asset allocation services by HFAM. The Funds may also exclude small transactions less than an amount set from time to time under the Funds’ policies.

Omnibus Accounts with Financial Advisors. The Funds are also offered through Financial Advisors that may establish an “omnibus” account with the Funds. Because the Funds may not receive information on the trading activity of the underlying individual investors, it may be difficult or impossible for the Funds to detect or stop disruptive trading in omnibus accounts. The difficulty may be even greater if there are multiple tiers of Financial Advisors or if omnibus accounts are used to hide disruptive trading within the trading activity of a large number of underlying investors.

In deciding whether to establish an omnibus account with a Financial Advisor, the Funds will consider whether the Financial Advisor has its own disruptive trading policies and procedures (which policies and procedures may differ materially from those applied by the Fund to direct accounts). If the Financial Advisor has its own disruptive trading policies and procedures, the Funds will seek assurance from the Financial Advisor that such policies and procedures will be effectively enforced.

If the Financial Advisor does not have its own disruptive trading policies and procedures, the Funds will seek to obtain the Financial Advisor’s cooperation in enforcing the Funds’ disruptive trading policies and procedures to the extent feasible. Such cooperation may include periodically providing the Funds with the trading activity of its underlying investors and, if disruptive trading is detected by the Funds, making efforts to stop it.

There are a number of existing omnibus accounts with Financial Advisors that were established prior to the adoption of the foregoing policies and procedures. These Financial Advisors may not have their own disruptive trading policies and procedures and/or the Funds may not have obtained their cooperation in enforcing the Funds’ disruptive trading policies and procedures. The Funds will continue to make reasonable efforts to work with these Financial Advisors to implement the policies and procedures described above, although there is no guarantee that such efforts will be successful.

Defined Contribution Plans. Participants in certain defined contribution plans that exchange out of any Fund (other than the GE Money Market Fund) may be restricted from further exchanging back into that same Fund for a period of at least

Shareowner Guide — How to Invest in Highland Funds II

30 days. This restriction does not affect the participant’s ability to exchange into any investment option that has not been restricted or the participant’s ability to continue contributions into the participant’s defined contribution plan (including that same Fund). This restriction also does not apply to certain withdrawals (such as distributions, hardship withdrawals and plan loans), systematic rebalancing or loan repayments.

Reservation of Rights to Reject Purchase or Exchange Orders. The Funds reserve the right to reject any purchase or exchange order at any time for any reason without prior notice to the investor or Financial Advisor.

Limitations on Ability to Prevent Disruptive Trading. Despite the efforts of the Funds and the Distributor to protect the Funds from harm caused by disruptive trading, there is no guarantee that the Fund’s disruptive trading policies and procedures will be effective. As discussed above, it may be difficult or impossible for the Funds to detect or stop disruptive trading in certain omnibus accounts with Financial Advisors. Regardless of whether those Financial Advisors have their own disruptive trading policies and procedures or cooperate in enforcing the Funds’ policies and procedures to the extent feasible, there is no guarantee that they will be effective and they may differ materially from those applied by the Funds to direct accounts. In addition, investors that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the Funds may not be able to detect or stop disruptive trading until harm to the Funds has already occurred.

Risks of Disruptive Trading. Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may: (1) require a Fund to keep more assets in cash or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market; (2) require a Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and (3) increase brokerage commissions and other portfolio transaction expenses by causing the Fund to buy and sell securities more frequently as assets move in and out.

Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “time-zone arbitrage,” a trading strategy that exploits the fact that the closing prices of foreign securities owned by the Fund are established some time before the Fund calculates its own share price (which typically occurs at 4:00 p.m. Eastern Time). Funds that invest significantly in high-yield bonds or small-cap equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “liquidity arbitrage,” a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with the efficient management of a Fund’s portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

Redemption Fee. A 2% redemption fee (currently suspended) is charged on redemptions of shares of Highland International Equity Fund and Highland Global Equity Fund that are redeemed (either by selling the shares or exchanging into another Fund) within 90 days of purchase (either by buying the shares or exchanging into those Funds), subject to certain exceptions. Shares of Highland International Equity Fund and Highland Global Equity Fund held for more than 90 days are not subject to this 2% redemption fee. To discourage shareholders from engaging in disruptive trading in Highland International Equity Fund or Highland Global Equity Fund, and to offset brokerage commissions, market impact, and other costs associated with disruptive trading, a 2% redemption fee is charged on redemptions of shares of such Funds. This fee is paid to the respective Funds, not HFAM or the Distributor, and is designed to offset the brokerage commissions, market impact, and other costs associated with short-term trading. Shares held the longest will always be redeemed first. If a shareholder transfers shares to a different account registration or converts them to a different share class, the shares will retain their original purchase date for purposes of assessing the redemption fee.

The redemption fee does not apply to redemption of shares: (1) acquired through dividends or capital gains investments; (2) purchased through a defined contribution retirement plan (such as 401(k) and 403(b) plans); (3) redeemed because of death or disability, as defined in the Code; (4) that are mandatory retirement distributions of IRA accounts that represent the minimum required distribution from an IRA; and (5) that are redemptions effected through systematic withdrawal plan. These exceptions apply to shares purchased or redeemed either directly with the Fund or its Transfer Agent or indirectly through an Financial Advisor.

The 2% redemption fee will also be imposed on investments made through Financial Advisors in certain omnibus accounts that are not exempt as described above. The redemption fee has currently been suspended. It may be reinstated at any time without prior notice.

Financial Advisors may impose short-term trading restrictions that differ from those of the Funds. Any shareholder purchasing shares of a Fund through a Financial Advisor should check with the Financial Advisor or the Fund to determine whether the shares will be subject to a short-term trading fee.

Each Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund’s view, is likely to engage in excessive trading or if such purchase or exchange is not in the best interests of the Fund and to limit, delay or impose other conditions on purchases or exchanges. Each Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase, exchange and redemption activities to assist in minimizing short-term trading.

Highland Funds II Prospectus

[                ], 2011

You may redeem shares of a Fund through your Financial Advisor or its authorized designee or directly from the Fund through the Transfer Agent. If you hold your shares in an individual retirement account (“IRA”), you should consult a tax advisor concerning the current tax rules applicable to IRAs. Outlined below are various methods for redeeming shares:

Method	Instructions
By letter	You may mail a letter requesting redemption of shares to: “Highland Funds II— (Fund Name),” P.O. Box 9840, Providence, RI 02940. Your letter should state the name of the Fund, the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of shares, all must sign. A Medallion signature guarantee is required for each signature on your redemption letter. You can obtain a Medallion signature guarantee from financial institutions, such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a Medallion signature guarantee. If the account is registered to a corporation, trust or other entity, additional documentation may be needed. Please call (877) 665-1287 for further details.
By telephone or the Internet	Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an IRA) directly registered with the Transfer Agent by calling (877) 665-1287 or visiting the Funds’ website at http://www.highlandfunds.com. If the Transfer Agent acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither the Transfer Agent nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another series of Highland Funds II or Highland Funds I, Floating Rate Funds or the RBB Cash Fund (each as defined below under “Exchange of Shares”) or registered, open-end investment companies advised by the Adviser and distributed by the Distributor and as otherwise permitted from time to time by the Board of Trustees. Among the procedures the Transfer Agent may use are passwords or verification of personal information. The Funds may impose limitations from time to time on telephone or Internet redemptions.
Proceeds by check	The Funds will make checks payable to the name(s) in which the account is registered and normally will mail the check to the address of record within seven days.
Proceeds by bank wire	The Funds accept telephone or Internet requests for wire redemption in amounts of at least $1,000. The Funds will send a wire to either a bank designated on your new account application or on a subsequent letter in good order as described above under the instructions for redeeming shares “By letter.” The proceeds are normally wired on the next business day.

Automatic Cash Withdrawal Plan

You may automatically redeem shares on a monthly basis if you have at least $10,000 in your account and if your account is directly registered with the Transfer Agent. Call (877) 665-1287 or visit http://www.highlandfunds.com for more information about this plan.

Involuntary Redemption

A Fund may redeem all shares in your account (other than an IRA) if their aggregate value falls below $5,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing if a Fund initiates such action and allowed 30 days to increase the value of your account to at least $5,000.

Redemption Proceeds

A redemption request received by a Fund will be effected at the NAV per share next determined after the Fund receives the request in good order. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If, however, you purchased your Fund shares by check or ACH transaction, and unless you have documentation satisfactory to the Fund that your transaction has cleared, the Fund may hold proceeds for shares purchased by check or ACH until the purchase amount has been deemed collected, which is eight business days from the date of purchase for checks and five business days from the date of purchase for ACH transactions. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the NAV per share next determined after receipt by the Transfer Agent or your Financial Advisor of your redemption request in good order.

The Funds may pay your redemption proceeds wholly or partially in portfolio securities. Payments would be made in portfolio securities, which may include illiquid securities, only if the Adviser or the Board of Trustees believes that it would be in a Fund’s best interests not to pay redemption proceeds in cash. If a Fund pays your redemption proceeds in portfolio securities, you will be exposed to market risk until you convert these portfolio securities into cash, and you will likely pay commissions upon any such conversion. If you receive illiquid securities, you could find it more difficult to sell such securities and may not be able to sell such securities at prices that

Shareowner Guide — How to Invest in Highland Funds II

Redemption of Shares

reflect the Adviser’s or your assessment of their fair value or the amount paid for them by the Funds. Illiquidity may result from the absence of an established market for such securities as well as legal, contractual or other restrictions on their resale and other factors. Unless you are a tax-exempt investor or investing through a tax-deferred retirement plan or other tax-advantaged arrangement, a redemption of shares is generally a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes (see “Taxation”).

Same-Day Settlement — Highland Money Market Fund — Institutional Class Only (Redemption)

An existing shareholder in Highland Money Market Fund — Institutional Class will receive same-day settlement for a redemption and have the proceeds wired that same day (but not be entitled to that day’s dividends) if (1) that shareholder’s account has been set-up with proper banking instructions to provide for same-day settlement in Highland Money Market Fund and (2) the redemption order is received in good order by the transfer agent on or before the redemption cut-off time (normally the earlier of (i) 3:00 p.m. Eastern time; or (ii) three (3) hours before the close of the Federal Reserve wire system, on days the net asset value is calculated). Redemption orders by accounts set-up for same day settlement received after the redemption cut-off time will receive normal (next day) settlement.

Please note that same-day settlement does not apply when the settlement of redemptions is delayed for the reasons noted elsewhere in this section, and does not apply to the exchange of shares into other Highland Funds.

Highland Funds II Prospectus

[                ], 2011

Exchange of Shares

Shareholders of a Fund may exchange their Fund shares on any business day for shares of the same share class of any series of Highland Funds II except Highland Money Market Fund (currently, Highland U.S. Equity Fund, Highland Core Value Equity Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Global Equity Fund, Highland International Equity Fund, Highland Fixed Income Fund, Highland Government Securities Fund, Highland Short-Term Government Fund, Highland Tax-Exempt Fund, and Highland Total Return Fund ), or the Retail Class of shares of Highland Money Market Fund, and such exchanges will be effected at the relative daily NAVs per share, plus any applicable redemption fee with respect to the exchanged shares (see “Redemption of Shares”). You can also exchange shares from Highland Money Market Fund – Retail Class for Class A, Class C, Class R or Class Y shares of any other series of Highland Funds II, provided that you are eligible to invest in the requested share class. If you are an existing Class B shareholder, you may also exchange Retail Class shares of Highland Money Market Fund for Class B shares of any other Highland Fund; provided, however, such exchange privilege does not apply to Retail Class shares of Highland Money Market Fund derived from new investments made on or after January 29, 2007. There are no exchange privileges with respect to the Highland Money Market Fund — Institutional Class shares. If you do not currently have an account in the Fund into which you wish to exchange your shares, you will need to exchange enough Fund shares to satisfy such Fund’s current minimum investment account requirement. Read the Prospectus carefully before investing.

Shareholders of a Fund also may exchange their Fund shares on any business day for shares of the same share class of any series of Highland Funds I (currently, Highland Long/Short Equity Fund and Highland Long-Short Healthcare Fund) (“Highland Funds I”), Highland Floating Rate Fund or Highland Floating Rate Advantage Fund (together, the “Floating Rate Funds”), and such exchanges will be effected at the relative daily NAVs per share, plus any applicable redemption fee with respect to the exchanged shares (see “Redemption of Shares”). If you do not currently have an account in the Floating Rate Funds into which you wish to exchange your shares, you will need to exchange at least $2,500 ($25 for individual retirement accounts) of Fund shares in order to satisfy the Floating Rate Funds’ current minimum investment account requirement. Call (877) 665-1287 for the applicable Floating Rate Fund’s prospectus, including applicable investment minimums, and read it carefully before investing. While exchanges from a Fund to either of the Floating Rate Funds may be effected on any business day at relative NAVs per share, the liquidation of shares of the Floating Rate Funds may be effected only on their respective quarterly repurchase dates.

Additionally, you can also exchange your Fund shares on any business day for shares of the RBB Money Market Fund (the “RBB Cash Fund”), a money market mutual fund advised by BlackRock Institutional Management Corporation. The minimum to open an account in the RBB Cash Fund is currently $1,000. Call (877) 665-1287 for the RBB Cash Fund prospectus, including applicable investment minimums, and read it carefully before investing.

Shareholders of the Funds and the RBB Cash Fund may exchange their shares daily and shareholders of the Floating Rate Funds may exchange their shares quarterly for shares of the same class of one of the Funds at the relative daily NAVs per share. The Floating Rate Funds are closed-end funds, the shares of which are continuously offered pursuant to their respective separate prospectuses. However, shares of the Floating Rate Funds are not redeemable, and, unlike most closed-end funds, the shares of the Floating Rate Funds are not traded on a stock exchange. Consequently, the only way that a shareholder of the Floating Rate Funds may liquidate shares of those funds is by tendering shares, or effecting an exchange, on the next quarterly repurchase date. Shareholders of the Floating Rate Funds may exchange their shares for shares of one another or for shares of the Funds pursuant to an exemptive order granted by the SEC that permits the Floating Rate Funds to comply with the exchange rules under the 1940 Act as though the Floating Rate Funds were open-end funds.

If the shares of the Funds or any Participating Fund (other than the RBB Cash Fund) that you are exchanging (the “Exchanged Shares”) are subject to a CDSC, you will not be charged that CDSC upon the exchange. However, when you sell the shares acquired through the exchange (the “Acquired Shares”), the shares sold may be subject to a CDSC, depending upon when you originally purchased the Exchanged Shares. For purposes of determining the applicability of a CDSC, the length of time you own your shares will be computed from the date of your original purchase of the Exchanged Shares (and includes the period during which the Acquired Shares were held), and the applicable CDSC will be based on the CDSC schedule of the Exchanged Shares. No CDSC is charged when you exchange your shares of the Funds into the RBB Cash Fund; however, notwithstanding any statement above to the contrary, the applicable CDSC (based on the CSDC schedule of the Exchanged Shares) will be imposed when shares are redeemed from the RBB Cash Fund and will be calculated without regard to the holding time of the RBB Cash Fund.

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, the Funds may reject any exchange request for any reason, including if they do not think that the exchange is in the best interests of the Funds and/or their shareholders. The Funds may also terminate your exchange privilege if the Adviser determines that your exchange activity is likely to adversely impact its ability to manage the Funds or if the Funds otherwise determine that your exchange activity is contrary to their short-term trading policies and procedures.

Unless you are a tax-exempt investor or investing through a tax-deferred retirement plan or other tax-advantaged arrangement, an exchange is generally a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes (see “Taxation”).

Shareowner Guide — How to Invest in Highland Funds II

Distribution and Shareholder Service Fees

To exchange by telephone, call (877) 665-1287. Please have your account number and taxpayer identification number available when calling.

Each Fund is authorized under separate distribution plans (each a “Plan” and collectively the “Plans”) to use the assets attributable to such Fund’s Class A, Class B, Class C, Class R, and Class Y Shares, as applicable, to finance certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class A Class B, Class C, Class R, and Class Y Shares and the services provided to you by your Financial Advisor. The Plans operate in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares.

Under the Plans, distribution and service fees paid by each Fund to the Distributor will be at the rates shown in the table below. The Distributor may pay all or a portion of these fees to Financial Advisors whose clients own shares of the Funds. These payments may include fees payable to NexBank Securities, Inc., a FINRA member broker-dealer that is an affiliate of HFAM. Because the distribution and service fees are payable regardless of the Distributor’s expenses, the Distributor may realize a profit from the fees. The Plans authorize any other payments by the Funds to the Distributor and its affiliates to the extent that such payments might be construed to be indirect financing of the distribution of shares of the Funds. Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing a class of shares subject to higher distribution fees and service fees, you may pay more over time than on a class of shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of FINRA.

The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Funds and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fees materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. A Plan may be terminated with respect to a class at any time by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares.

In addition to payments under the Plans, from time to time the Funds may pay broker-dealers and other intermediaries account-based fees for networking and account maintenance.

In addition, HFAM [and/or the Distributor] may, from time to time, at their own expense out of their own financial resources, make cash payments to broker-dealers as an incentive to sell shares of the Funds and/or to promote retention of their customers’ assets in the Funds. Such cash payments may be calculated on sales of shares of the Funds (“Sales-Based Payments”) or on the average daily net assets of the Funds attributable to that particular broker-dealer (“Asset-Based Payments”). Each of HFAM [and/or the Distributor] may agree to make such cash payments to a broker-dealer in the form of either or both Sales-Based Payments and Asset-Based Payments. HFAM [and/or the Distributor] may also make other cash payments to broker-dealers in addition to or in lieu of Sales-Based Payments and Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those broker-dealers and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; allocable portions, based on shares of the Funds sold, of salaries and bonuses of registered representatives of an affiliated broker-dealer that is a Financial Advisor; or other expenses as determined in HFAM’s [or the Distributor’s] discretion, as applicable. In certain cases these other payments could be significant to the broker-dealers. Any payments described above will not change the price paid by investors for the purchase of the shares of the Funds, the amount that the Funds will receive as proceeds from such sales, or the amounts payable under the Plans. Each of HFAM [and/or the Distributor] determines the cash payments described above in its discretion in response to requests from broker-dealers, based on factors it deems relevant. Broker-dealers may not use sales of the Funds’ shares to qualify for any incentives to the extent that such incentives may be prohibited by law. Amounts paid by HFAM [and/or the Distributor] to any broker-dealer in connection with the distribution of any shares of the Funds will count towards the maximum imposed by FINRA on Distributor compensation in connection with the public offering of securities. In addition, HFAM may utilize its own resources to compensate the Distributor for distribution or service activities on behalf of the Funds. These payments are not reflected in the annual fund operating expenses section of the “Fees and Expenses” table for the Funds.

Highland Funds II Prospectus

[                ], 2011

Distribution and Shareholder Service Fee Rates

	All Highland Funds except Highland Short-Term Government Fund and Highland Money Market Fund*			Highland Short-Term Government Fund

	Distribution Fee	Service Fee		Distribution Fee	Service Fee
Class A	0.00%	0.25	%**	0.00%	0.25	%**
Class B	0.75%	0.25%		0.60%	0.25%
Class C	0.75%	0.25%		0.75%	0.25%
Class R***	0.25%	0.25	%**	0.25%	0.25	%**
Class Y	None	None		None	None
*	No distribution and service fees are paid by Highland Money Market Fund.

**	The 0.25% paid under the Rule 12b-1 plan may be used for distribution and/or shareholder service expenses.

***	Except for Highland Government Securities Fund and Highland Tax-Exempt Fund, which do not have Class R shares.

Dividends, Capital Gains and Other Tax Information

Most Highland Funds pay dividends from net investment income and distributions from net capital gains once each year. Unless you instruct a Fund to pay dividends from net investment income and distributions from net capital gains to you in a check mailed to you, they will automatically be reinvested in your account. There are no fees or charges to reinvest dividends or distributions. The Funds reserve the right to pay dividends from net investment income and distributions from net capital gains (net of applicable withholding taxes, if any) to non-US residents in a check mailed to them.

Highland Funds are subject to a 4% excise tax on undistributed net investment income and net capital gains. To avoid this tax, the Funds may pay dividends from net investment income and distribute net capital gains more frequently.

Fund	Distribution Schedule

Highland U.S. Equity Fund

Highland Core Value Equity Fund

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Global Equity Fund

Highland International Equity Fund

Highland Total Return Fund

•Dividends of investment income are typically declared and paid annually. •Short-term and long-term capital gains, if any, are typically declared and paid annually.

Highland Fixed Income Fund Highland Government Securities Fund Highland Short-Term Government Fund Highland Tax-Exempt Fund Highland Money Market Fund	•Dividends of investment income are declared daily and paid monthly. •Short-term and long-term capital gains, if any, are typically declared and paid annually.

Taxes

Tax issues can be complicated. We suggest you consult your tax advisor for any questions you may have.

Except for investments made through tax-deferred accounts, you generally will owe taxes on amounts distributed to you. Dividends and distributions from net investment income and short-term capital gains are taxed as ordinary income. Long-term capital gains distributions are taxed at long-term capital gain rates regardless of how long you have owned your shares. Certain dividends paid to individuals currently may qualify to be taxed at long-term capital gain rates if the necessary holding periods are satisfied. Distributions generally will be taxed in the same manner whether they are received in cash or reinvested.

In addition, if you sell or redeem Fund shares, you generally will realize a capital gain or loss, which will be long-term or short-term, depending upon how long you held those shares. If you exchange shares for the same class of another Highland Fund, the exchange will be treated as a sale and purchase of shares for tax purposes.

If you buy shares of a Fund that has accumulated income or realized capital gains but has not yet distributed the income or gains shortly before the ex-dividend date, you will be “buying a dividend” by paying the full price for shares of the Fund but may receive part of the purchase price back in the form of a taxable distribution. To avoid “buying a dividend”, you should check the respective Fund’s distribution schedule prior to investing. You are responsible for any tax liabilities generated by your transaction.

Distributions from Highland Tax-Exempt Fund

In general, income from the Highland Tax-Exempt Fund is exempt from regular federal income tax but will generally be subject to state and local taxes. Because the Fund may invest in taxable securities, some dividends from net investment income may be subject to federal, state and local income taxes. Moreover, some dividends from net investment income may be subject to federal alternative minimum taxes. Short-term and long-term capital gains distributed by the Fund are taxable.

Taxes on Transactions

Redemption (including exchanges) may result in capital gains or losses for federal income tax purposes. A capital gain or loss on your investment is generally the difference between the cost basis of your shares and the proceeds you receive upon sale.

Tax Statement

You will receive an annual statement summarizing your dividend and capital gains distributions. Please consult a tax advisor if you have questions about your specific tax situation.

Backup Withholding

If you do not provide complete and certified taxpayer identification information, each Fund is obligated by law to withhold 28% of taxable Fund distributions and the proceeds from redemption of Fund shares.

Additional Information

Additional information concerning the taxation of the Funds and their shareholders is contained in the SAI. You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Funds.

Highland Funds II Prospectus

[                ], 2011

Net Asset Value (NAV)

The NAV per share of each Fund’s Class A, Class B, Class C, Class R and Class Y Shares is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time, on each day that the NYSE is open for business. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day or on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The NAV per share of each class of shares of a Fund is computed by dividing the value of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the class of shares by the total number of shares of the class outstanding at the time the determination is made. The price of a particular class of a Fund’s shares for the purpose of purchase and redemption orders will be based upon the calculation of NAV per share of the Fund next made after the purchase or redemption order is received in good order. The value of a Fund’s portfolio assets may change on days the Fund is closed and on which you are not able to purchase or sell your shares.

Each Fund’s portfolio securities are valued in accordance with the Fund’s valuation policies approved by the Board of Trustees. The value of the Funds’ investments is generally determined as follows:

•

Portfolio securities for which market quotations are readily available are valued at their current market value, except that debt securities that are not credit-impaired and have remaining maturities of 60 days or less will be valued at amortized cost, a method of valuation which approximates market value.

•

Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or redeem shares of a Fund.

•

Investments by a Fund in any other mutual fund are valued at their respective NAVs as determined by those mutual funds each business day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.

•

All other portfolio securities, including derivatives and cases where market quotations are not readily available, are valued at fair value as determined in good faith pursuant to procedures established by the Board of Trustees. Pursuant to the Funds’ pricing procedures, securities for which market quotations are not readily available may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund which holds the security). Market quotations may also be not “readily available” if an event occurs after the close of the principal exchange on which a portfolio security trades (but before the time for calculation of a Fund’s NAV) if that event affects or is likely to affect (more than minimally) the NAV per share of a Fund. Fair value pricing involves judgments that are inherently subjective and inexact; as a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset.

[This page intentionally left blank.]

Highland Funds II Prospectus

[                ], 2011

Financial Highlights

The financial highlights tables that follow are intended to help you understand a Fund’s financial performance for the fiscal years or periods ended September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been derived from the Funds’ financial statements which, for each period, have been audited by [            ], registered independent public accountants. [            ]’s report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

Highland U.S. Equity Fund
	CLASS A					CLASS B
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
Inception date					2/22/93					12/22/93
Net asset value, beginning of period	$21.28	$22.74	$31.03	$30.00	$28.69	$20.25	$21.52	$29.49	$28.62	$27.36
Income (loss) from investment operations:
Net investment income (b)	0.20	0.23	0.22	0.34	0.29	0.03	0.10	0.02	0.12	0.06
Net realized and unrealized gains (losses) on investments	0.69	(1.22)	(5.27)	4.27	2.76	0.67	(1.13)	(5.00)	4.06	2.64
Total income (loss) from investment operations	0.89	(0.99)	(5.05)	4.61	3.05	0.70	(1.03)	(4.98)	4.18	2.70
Less distributions from:
Net investment income	0.22	0.23	0.25	0.42	0.46	0.19	—	0.00(c)	0.15	0.16
Net realized gains	—	0.24	2.99	3.16	1.28	—	0.24	2.99	3.16	1.28
Total distributions	0.22	0.47	3.24	3.58	1.74	0.19	0.24	2.99	3.31	1.44

Net asset value, end of period	$21.95	$21.28	$22.74	$31.03	$30.00	$20.76	$20.25	$21.52	$29.49	$28.62

Total Return (a)	4.19%	(3.65%)	(17.86%)	16.59%	11.13%	3.45%	(4.40%)	(18.48%)	15.72%	10.28%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$177,794	$200,909	$236,786	$316,324	$298,764	$393	$988	$2,222	$4,910	$6,738
Ratios to average net assets:
Net investment income	0.94%	1.32%	0.85%	1.15%	1.00%	0.13%	0.59%	0.09%	0.43%	0.23%
Net expenses	0.74%(e)	0.81%(e)	0.79%(e)	0.76%	0.80%	1.52%(e)	1.56%(e)	1.54%(e)	1.51%	1.55%
Gross expenses	0.75%	0.81%	0.79%	0.76%	0.80%	1.52%	1.56%	1.54%	1.51%	1.55%
Portfolio turnover rate	41%	49%	55%	53%	46%	41%	49%	55%	53%	46%

Highland Core Value Equity Fund
	CLASS A					CLASS B
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
Inception date					9/8/93					9/8/93
Net asset value, beginning of period	$8.07	$8.86	$12.82	$11.93	$11.65	$7.67	$8.36	$12.21	$11.38	$11.15
Income (loss) from investment operations:
Net investment income (loss) (b)	0.08	0.10	0.08	0.12	0.09	0.01	0.04	(0.00)(c)	0.04	(0.00)(c)
Net realized and unrealized gains (losses) on investments	0.38	(0.69)	(1.80)	1.91	1.17	0.36	(0.63)	(1.69)	1.81	1.11
Total income (loss) from investment operations	0.46	(0.59)	(1.72)	2.03	1.26	0.37	(0.59)	(1.69)	1.85	1.11
Less distributions from:
Net investment income	0.08	0.10	0.08	0.14	0.10	0.05	0.00	0.00(c)	0.02	—
Net realized gains	—	0.10	2.16	1.00	0.88	—	0.10	2.16	1.00	0.88
Total distributions	0.08	0.20	2.24	1.14	0.98	0.05	0.10	2.16	1.02	0.88

Net asset value, end of period	$8.45	$8.07	$8.86	$12.82	$11.93	$7.99	$7.67	$8.36	$12.21	$11.38

Total Return (a)	5.70%	(6.11%)	(15.86%)	18.00%	11.58%	4.84%	(6.75%)	(16.42%)	17.14%	10.66%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$34,667	$34,466	$42,078	$56,907	$58,024	$225	$626	$1,509	$2,967	$4,201
Ratios to average net assets:
Net investment income (loss)	1.00%	1.39%	0.76%	1.02%	0.80%	0.14%	0.68%	(0.01%)	0.33%	0.04%
Net expenses	1.36%(e)	1.33%(e)	1.17%(e)	1.20%	1.20%	2.12%(e)	2.08%(e)	1.92%(e)	1.95%	1.95%
Gross expenses	1.41%	1.52%	1.35%	1.20%	1.19%	2.15%	2.27%	2.10%	1.95%	1.95%
Portfolio turnover rate	50%	69%	67%	59%	52%	50%	69%	67%	59%	52%

92	See Notes to Financial Statements

Highland Funds II Prospectus

[                ], 2011

CLASS C					CLASS R			CLASS Y
9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
				9/30/99			1/29/08					11/29/93
$19.82	$21.10	$29.00	$28.24	$27.07	$21.25	$22.71	$25.12	$21.16	$22.65	$30.93	$29.92	$28.62
0.04	0.09	0.02	0.12	0.07	0.15	0.19	0.11	0.26	0.28	0.29	0.41	0.37
0.64	(1.10)	(4.90)	4.00	2.60	0.69	(1.23)	(2.52)	0.69	(1.24)	(5.25)	4.26	2.75
0.68	(1.01)	(4.88)	4.12	2.67	0.84	(1.04)	(2.41)	0.95	(0.96)	(4.96)	4.67	3.12
0.13	0.03	0.03	0.20	0.22	0.18	0.18	0.00(c)	0.27	0.29	0.33	0.50	0.54
—	0.24	2.99	3.16	1.28	—	0.24	0.00(c)	—	0.24	2.99	3.16	1.28
0.13	0.27	3.02	3.36	1.50	0.18	0.42	0.00	0.27	0.53	3.32	3.66	1.82

$20.37	$19.82	$21.10	$29.00	$28.24	$21.91	$21.25	$22.71	$21.84	$21.16	$22.65	$30.93	$29.92

3.42%	(4.36%)	(18.47%)	15.71%	10.29%	3.94%	(3.93%)	(9.59%)	4.47%	(3.44%)	(17.65%)	16.87%	11.40%
$2,783	$3,209	$4,658	$6,892	$7,649	$9	$9	$9	$133,629	$110,137	$113,123	$136,756	$115,005
0.19%	0.57%	0.10%	0.42%	0.25%	0.71%	1.06%	0.65%	1.21%	1.56%	1.10%	1.39%	1.27%
1.50%(e)	1.56%(e)	1.54%(e)	1.51%	1.55%	0.98%(e)	1.06%(e)	1.04%(e)	0.48%(e)	0.56%(e)	0.54%(e)	0.51%	0.54%
1.50%	1.56%	1.54%	1.51%	1.55%	0.98%	1.06%	1.04%	0.49%	0.56%	0.54%	0.51%	0.54%
41%	49%	55%	53%	46%	41%	49%(d)	55%(d)	41%	49%	55%	53%	46%

CLASS C					CLASS R			CLASS Y
9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
				9/30/99			1/29/08					1/5/98
$7.54	$8.28	$12.12	$11.32	$11.10	$8.06	$8.85	$9.66	$8.94	$9.79	$13.91	$12.71	$12.31
0.02	0.04	(0.00)(c)	0.03	(0.00)(c)	0.06	0.08	0.04	0.10	0.12	0.13	0.17	0.14
0.34	(0.64)	(1.68)	1.81	1.11	0.37	(0.69)	(0.85)	0.43	(0.75)	(1.98)	2.15	1.27
0.36	(0.60)	(1.68)	1.84	1.11	0.43	(0.61)	(0.81)	0.53	(0.63)	(1.85)	2.32	1.41
0.04	0.04	0.00(c)	0.04	0.01	0.05	0.08	0.00(c)	0.10	0.12	0.11	0.12	0.13
—	0.10	2.16	1.00	0.88	—	0.10	0.00(c)	—	0.10	2.16	1.00	0.88
0.04	0.14	2.16	1.04	0.89	0.05	0.18	0.00(c)	0.10	0.22	2.27	1.12	1.01

$7.86	$7.54	$8.28	$12.12	$11.32	$8.44	$8.06	$8.85	$9.37	$8.94	$9.79	$13.91	$12.71

4.83%	(6.76%)	(16.45%)	17.18%	10.72%	5.34%	(6.35%)	(8.39%)	5.88%	(5.83%)	(15.56%)	19.25%	12.26%
$1,907	$1,852	$1,098	$1,535	$1,625	$9	$9	$9	$149	$294	$9	$—	$—
0.25%	0.60%	0.00%	0.29%	0.05%	0.75%	1.11%	0.59%	1.19%	1.48%	1.13%	1.28%	1.11%
2.12%(e)	2.08%(e)	1.92%(e)	1.95%	1.95%	1.61%(e)	1.58%(e)	1.42%(e)	1.11%(e)	1.01%(e)	0.92%(e)	0.95%	0.95%
2.16%	2.27%	2.10%	1.95%	1.94%	1.66%	1.77%	1.60%	1.14%	1.07%	1.10%	0.95%	0.95%
50%	69%	67%	59%	52%	50%	69%	67%(d)	50%	69%	67%	59%	52%

See Notes to Financial Statements	93

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

Highland Premier Growth Equity Fund
	CLASS A					CLASS B
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
Inception date					12/31/96					12/31/96
Net asset value, beginning of period	$18.45	$20.84	$27.15	$27.64	$26.96	$16.20	$18.62	$24.71	$25.67	$25.27
Income (loss) from investment operations:
Net investment loss (b)	(0.01)	0.06	0.01	(0.02)	0.03	(0.14)	(0.06)	(0.15)	(0.20)	(0.16)
Net realized and unrealized gains (losses) on investments	1.06	(1.27)	(3.76)	3.64	1.23	0.93	(1.19)	(3.38)	3.35	1.14
Total income (loss) from investment operations	1.05	(1.21)	(3.75)	3.62	1.26	0.79	(1.25)	(3.53)	3.15	0.98
Less distributions from:
Net investment income	0.05	0.01	0.00(c)	—	—	0.02	—	0.00(c)	—	—
Net realized gains	—	1.17	2.56	4.11	0.58	—	1.17	2.56	4.11	0.58
Total distributions	0.05	1.18	2.56	4.11	0.58	0.02	1.17	2.56	4.11	0.58

Net asset value, end of period	$19.45	$18.45	$20.84	$27.15	$27.64	$16.97	$16.20	$18.62	$24.71	$25.67

Total Return (a)	5.69%	(3.58%)	(14.92%)	14.24%	4.69%	4.88%	(4.29%)	(15.55%)	13.40%	3.88%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$140,095	$149,681	$162,122	$215,568	$224,381	$577	$2,474	$6,115	$12,542	$16,432
Ratios to average net assets:
Net investment income (loss)	(0.08%)	0.36%	0.06%	(0.07%)	0.12%	(0.89%)	(0.46%)	(0.71%)	(0.82%)	(0.64%)
Net expenses	1.00%(e)	1.10%(e)	1.07%(e)	1.01%	1.02%	1.78%(e)	1.85%(e)	1.82%(e)	1.76%	1.77%
Gross expenses	1.00%	1.10%	1.07%	1.01%	1.02%	1.79%	1.85%	1.82%	1.76%	1.77%
Portfolio turnover rate	21%	27%	30%	28%	25%	21%	27%	30%	28%	25%

Highland Small-Cap Equity Fund
	CLASS A					CLASS B
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
Inception date					9/30/98					9/30/98
Net asset value, beginning of period	$8.49	$10.73	$16.13	$16.16	$15.70	$7.39	$9.58	$14.82	$15.11	$14.81
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.03)	(0.04)	(0.00)(c)	(0.01)	(0.02)	(0.07)	(0.08)	(0.08)	(0.12)	(0.14)
Net realized and unrealized gains (losses) on investments	1.18	(1.34)	(2.43)	2.24	1.03	1.01	(1.25)	(2.19)	2.09	0.97
Total income (loss) from investment operations	1.15	(1.38)	(2.43)	2.23	1.01	0.94	(1.33)	(2.27)	1.97	0.83
Less distributions from:
Net investment income	—	—	0.00(c)	—	0.02	—	—	0.00(c)	—	—
Net realized gains	—	0.86	2.97	2.26	0.53	—	0.86	2.97	2.26	0.53
Total distributions	—	0.86	2.97	2.26	0.55	—	0.86	2.97	2.26	0.53

Net asset value, end of period	$9.64	$8.49	$10.73	$16.13	$16.16	$8.33	$7.39	$9.58	$14.82	$15.11

Total Return (a)	13.55%	(10.17%)	(17.68%)	14.87%	6.60%	12.72%	(10.95%)	(18.26%)	14.10%	5.77%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$34,798	$32,456	$42,271	$58,523	$59,397	$434	$1,055	$2,957	$7,716	$10,583
Ratios to average net assets:
Net investment income (loss)	(0.33%)	(0.56%)	0.03%	(0.03%)	(0.13%)	(0.98%)	(1.23%)	(0.69%)	(0.78%)	(0.88%)
Net expenses	1.81%(e)	2.14%(e)	1.37%(e)	1.24%	1.21%	2.59%(e)	2.89%(e)	2.12%(e)	1.98%	1.96%
Gross expenses	1.97%	2.20%	1.38%	1.24%	1.21%	2.70%	2.95%	2.13%	1.98%	1.96%
Portfolio turnover rate	42%	51%	60%	37%	38%	42%	51%	60%	37%	38%

94	See Notes to Financial Statements

Highland Funds II Prospectus

[                ], 2011

CLASS C					CLASS R			CLASS Y
9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
				9/30/99			1/29/08					12/31/96
$16.21	$18.62	$24.72	$25.68	$25.28	$18.39	$20.80	$22.19	$18.78	$21.25	$27.57	$28.11	$27.40
(0.14)	(0.06)	(0.15)	(0.20)	(0.16)	(0.06)	0.02	(0.02)	0.04	0.11	0.07	0.04	0.10
0.93	(1.18)	(3.39)	3.35	1.14	1.05	(1.26)	(1.37)	1.08	(1.31)	(3.83)	3.70	1.25
0.79	(1.24)	(3.54)	3.15	0.98	0.99	(1.24)	(1.39)	1.12	(1.20)	(3.76)	3.74	1.35
—	—	0.00(c)	—	—	0.05	—	0.00(c)	0.09	0.10	0.00(c)	0.17	0.06
—	1.17	2.56	4.11	0.58	—	1.17	0.00(c)	—	1.17	2.56	4.11	0.58
—	1.17	2.56	4.11	0.58	0.05	0.17	0.00(c)	0.09	1.27	2.56	4.28	0.64

$17.00	$16.21	$18.62	$24.72	$25.68	$19.33	$18.39	$20.80	$19.81	$18.78	$21.25	$27.57	$28.11

4.87%	(4.23%)	(15.59%)	13.40%	3.88%	5.40%	(3.76%)	(6.26%)	5.94%	(3.30%)	(14.71%)	14.52%	4.94%
$13,770	$14,378	$19,630	$31,467	$39,838	$103	$9	$9	$36,848	$22,971	$5,531	$16,826	$66,149
(0.83%)	(0.41%)	(0.70%)	(0.82%)	(0.63%)	(0.31%)	0.10%	(0.16%)	0.19%	0.70%	0.29%	0.17%	0.34%
1.75%(e)	1.85%(e)	1.82%(e)	1.76%	1.78%	1.23%(e)	1.35%(e)	1.35%(e)	0.74%(e)	0.85%(e)	0.82%(e)	0.75%	0.76%
1.75%	1.85%	1.82%	1.76%	1.78%	1.24%	1.35%	1.35%	0.74%	0.85%	0.82%	0.75%	0.76%
21%	27%	30%	28%	25%	21%	27%(d)	30%(d)	21%	27%	30%	28%	25%

CLASS C					CLASS R			CLASS Y
9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
				9/30/99			1/29/08					9/30/98
$7.35	$9.53	$14.76	$15.07	$14.77	$8.46	$10.72	$11.58	$8.82	$11.06	$16.50	$16.44	$15.99
(0.08)	(0.08)	(0.08)	(0.12)	(0.13)	(0.05)	(0.06)	(0.03)	—	(0.01)	0.04	0.04	0.02(c)
1.02	(1.24)	(2.18)	2.07	0.96	1.17	(1.34)	(0.83)	1.22	(1.37)	(2.51)	2.28	1.04
0.94	(1.32)	(2.26)	1.95	0.83	1.12	(1.40)	(0.86)	1.22	(1.38)	(2.47)	2.32	1.06
—	—	0.00(c)	—	—	—	—	0.00(c)	—	—	0.00(c)	—	0.08
—	0.86	2.97	2.26	0.53	—	0.86	0.00	—	0.86	2.97	2.26	0.53
—	0.86	2.97	2.26	0.53	—	0.86	0.00	—	0.86	2.97	2.26	0.61

$8.29	$7.35	$9.53	$14.76	$15.07	$9.58	$8.46	$10.72	$10.04	$8.82	$11.06	$16.50	$16.44

12.79%	(10.90%)	(18.28%)	13.99%	5.79%	13.24%	(10.37%)	(7.43%)	13.83%	(9.83%)	(17.50%)	15.20%	6.85%
$2,832	$2,839	$4,797	$7,428	$7,668	$9	$8	$9	$198	$1,035	$3,694	$8,053	$11,990
(1.08%)	(1.30%)	(0.72%)	(0.78%)	(0.88%)	(0.55%)	(0.84%)	(0.34%)	(0.04%)	(0.18%)	0.36%	0.23%	0.10%
2.56%(e)	2.89%(e)	2.12%(e)	1.99%	1.96%	2.03%(e)	2.39%(e)	1.62%(e)	1.58%(e)	1.89%(e)	1.12%(e)	0.99%	0.95%
2.71%	2.95%	2.14%	1.99%	1.96%	2.19%	2.45%	1.63%	1.72%	1.95%	1.12%	0.99%	0.95%
42%	51%	60%	37%	38%	42%	51%(d)	60%(d)	42%	51%	60%	37%	38%

See Notes to Financial Statements	95

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

Highland Global Equity Fund
	CLASS A					CLASS B
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
Inception date					2/22/93					12/22/93
Net asset value, beginning of period	$18.26	$21.26	$32.08	$24.66	$21.05	$16.57	$19.25	$29.48	$22.71	$19.41
Income (loss) from investment operations:
Net investment income (loss) (b)	0.04	0.17	0.28	0.18	0.10	(0.11)	—	0.06	(0.03)	(0.07)
Net realized and unrealized gains (losses) on investments	1.08	(2.15)	(7.54)	7.38	3.64	1.00	(1.89)	(6.85)	6.80	3.37
Total income (loss) from investment operations	1.12	(1.98)	(7.26)	7.56	3.74	0.89	(1.89)	(6.79)	6.77	3.30
Less distributions from:
Net investment income	0.20	0.31	0.12	0.14	0.13	0.21	0.08	0.00(c)	—	—
Net realized gains	—	0.71	3.44	—	—	—	0.71	3.44	—	—
Total distributions	0.20	1.02	3.56	0.14	0.13	0.21	0.79	3.44	—	—

Net asset value, end of period	$19.18	$18.26	$21.26	$32.08	$24.66	$17.25	$16.57	$19.25	$29.48	$22.71

Total Return (a)	6.14%	(8.00%)	(25.19%)	30.78%	17.85%	5.37%	(8.72%)	(25.79%)	29.81%	17.00%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$29,589	$30,544	$36,560	$50,051	$37,653	$47	$86	$222	$457	$542
Ratios to average net assets:
Net investment income (loss)	0.19%	1.12%	1.04%	0.64%	0.43%	(0.67%)	0.05%	0.24%	(0.12%)	(0.33%)
Net expenses	1.27%(e)	1.70%(e)	1.41%(e)	1.36%	1.46%	2.09%(e)	2.45%(e)	2.16%(e)	2.10%	2.21%
Gross expenses	1.28%	1.70%	1.41%	1.36%	1.46%	2.09%	2.45%	2.16%	2.10%	2.21%
Portfolio turnover rate	68%	60%	57%	66%	57%	68%	60%	57%	66%	57%

Highland International Equity Fund
	CLASS A					CLASS B
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
Inception date					3/2/94					3/2/94
Net asset value, beginning of period	$12.71	$16.20	$25.05	$18.79	$15.87	$11.65	$14.97	$23.29	$17.48	$14.79
Income (loss) from investment operations:
Net investment income (loss) (b)	0.12	0.23	0.43	0.23	0.16	0.03	0.13	0.19	0.04	0.02
Net realized and unrealized gains (losses) on investments	0.02	(1.47)	(6.59)	6.21	2.90	0.01	(1.37)	(6.03)	5.82	2.70
Total income (loss) from investment operations	0.14	(1.24)	(6.16)	6.44	3.06	0.04	(1.24)	(5.84)	5.86	2.72
Less distributions from:
Net investment income	0.37	0.39	0.23	0.16	0.14	0.35	0.22	0.02	0.03	0.03
Net realized gains	—	1.86	2.46	0.02	—	—	1.86	2.46	0.02	—
Total distributions	0.37	2.25	2.69	0.18	0.14	0.35	2.08	2.48	0.05	0.03

Net asset value, end of period	$12.48	$12.71	$16.20	$25.05	$18.79	$11.34	$11.65	$14.97	$23.29	$17.48

Total Return (a)	1.12%	(3.55%)	(27.35%)	34.50%	19.38%	0.34%	(4.28%)	(27.86%)	33.54%	18.41%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$24,762	$33,160	$48,250	$56,956	$40,564	$126	$399	$651	$1,449	$1,473
Ratios to average net assets:
Net investment income (loss)	1.04%	2.17%	2.02%	1.06%	0.90%	0.28%	1.27%	0.95%	0.22%	0.13%
Net expenses	1.94%(e)	1.53%(e)	1.37%(e)	1.45%	1.58%	2.67%(e)	2.28%(e)	2.12%(e)	2.20%	2.32%
Gross expenses	2.04%	1.77%	1.51%	1.45%	1.58%	2.72%	2.52%	2.25%	2.20%	2.32%
Portfolio turnover rate	44%	60%	39%	38%	39%	44%	60%	39%	38%	39%

96	See Notes to Financial Statements

Highland Funds II Prospectus

[                ], 2011

CLASS C					CLASS R			CLASS Y
9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
				9/30/99			1/29/08					11/29/93
$16.58	$19.38	$29.66	$22.85	$19.54	$18.22	$21.21	$25.98	$18.32	$21.35	$32.23	$24.77	$21.14
(0.09)	0.01	0.10	(0.00)(c)	(0.06)	(0.01)	0.14	0.28	0.08	0.21	0.35	0.26	0.16
0.98	(1.93)	(6.93)	6.81	3.37	1.08	(2.15)	(5.05)	1.09	(2.16)	(7.59)	7.40	3.66
0.89	(1.92)	(6.83)	6.81	3.31	1.07	(2.01)	(4.77)	1.17	(1.95)	(7.24)	7.66	3.82
0.02	0.17	0.01	—	—	0.13	0.27	0.00(c)	0.23	0.37	0.20	0.20	0.19
—	0.71	3.44	—	—	—	0.71	0.00(c)	—	0.71	3.44	—	—
0.02	0.88	3.45	—	—	0.13	0.98	0.00(c)	0.23	1.08	3.64	0.20	0.19

$17.45	$16.58	$19.38	$29.66	$22.85	$19.16	$18.22	$21.21	$19.26	$18.32	$21.35	$32.23	$24.77

5.39%	(8.74%)	(25.78%)	29.80%	16.94%	5.88%	(8.24%)	(18.36%)	6.42%	(7.73%)	(25.07%)	31.11%	18.14%
$127	$195	$489	$467	$318	$8	$7	$8	$15,722	$15,435	$18,339	$25,544	$20,643
(0.58%)	0.05%	0.39%	(0.01%)	(0.30%)	(0.05%)	0.92%	1.65%	0.45%	1.38%	1.28%	0.91%	0.69%
2.02%(e)	2.45%(e)	2.16%(e)	2.10%	2.21%	1.52%(e)	1.95%(e)	1.66%(e)	1.01%(e)	1.45%(e)	1.16%(e)	1.10%	1.21%
2.03%	2.45%	2.16%	2.10%	2.21%	1.52%	1.95%	1.66%	1.02%	1.45%	1.16%	1.10%	1.21%
68%	60%	57%	66%	57%	68%	60%(d)	57%(d)	68%	60%	57%	66%	57%

CLASS C					CLASS R			CLASS Y
9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
				9/30/99			1/29/08					3/2/94
$11.62	$15.04	$23.44	$17.58	$14.85	$12.68	$16.17	$20.63	$12.88	$16.40	$25.33	$18.99	$16.01
0.04	0.14	0.22	0.05	0.02	0.10	0.21	0.38	0.15	0.34	0.46	0.28	0.09
0.03	(1.40)	(6.09)	5.84	2.72	0.02	(1.47)	(4.84)	0.02	(1.56)	(6.64)	6.29	3.06
0.07	(1.26)	(5.87)	5.89	2.74	0.12	(1.26)	(4.46)	0.17	(1.22)	(6.18)	6.57	3.15
0.29	0.30	0.07	0.01	0.01	0.34	0.37	0.00(c)	0.40	0.44	0.29	0.21	0.17
—	1.86	2.46	0.02	—	—	1.86	0.00(c)	—	1.86	2.46	0.02	—
0.29	2.16	2.53	0.03	0.01	0.34	2.23	0.00(c)	0.40	2.30	2.75	0.23	0.17

$11.40	$11.62	$15.04	$23.44	$17.58	$12.46	$12.68	$16.17	$12.65	$12.88	$16.40	$25.33	$18.99

0.61%	(4.29%)	(27.86%)	33.53%	18.48%	0.82%	(3.75%)	(21.62%)	1.34%	(3.27%)	(27.19%)	34.85%	19.83%
$1,208	$1,194	$1,462	$1,259	$1,031	$8	$8	$8	$4,849	$8,220	$8,872	$10,354	$7,679
0.39%	1.41%	1.10%	0.25%	0.12%	0.82%	2.00%	2.79%	1.27%	3.10%	2.13%	1.29%	0.51%
2.70%(e)	2.28%(e)	2.12%(e)	2.20%	2.31%	2.19%(e)	1.78%(e)	1.62%(e)	1.69%(e)	1.38%(e)	1.12%(e)	1.20%	1.17%
2.80%	2.52%	2.27%	2.20%	2.31%	2.30%	2.02%	1.77%	1.78%	1.52%	1.26%	1.20%	1.17%
44%	60%	39%	38%	39%	44%	60%(d)	39%(d)	44%	60%	39%	38%	39%

See Notes to Financial Statements	97

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

Highland Fixed Income Fund
	CLASS A					CLASS B
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
Inception date					2/22/93					12/22/93
Net asset value, beginning of period	$11.71	$11.44	$11.84	$11.90	$12.12	$11.71	$11.44	$11.84	$11.90	$12.12
Income (loss) from investment operations:
Net investment income (b)	0.36	0.44	0.50	0.61	0.57	0.31	0.35	0.41	0.52	0.48
Net realized and unrealized gains (losses) on investments	0.63	0.26	(0.40)	(0.07)	(0.20)	0.59	0.27	(0.40)	(0.06)	(0.19)
Total income from investment operations	0.99	0.70	0.10	0.54	0.37	0.90	0.62	0.01	0.46	0.29
Less distributions from:
Net investment income	0.44	0.43	0.50	0.60	0.56	0.35	0.35	0.41	0.52	0.48
Net realized gains	—	—	0.00(c)	—	0.03	—	—	0.00(c)	—	0.03
Total distributions	0.44	0.43	0.50	0.60	0.59	0.35	0.35	0.41	0.52	0.51

Net asset value, end of period	$12.26	$11.71	$11.44	$11.84	$11.90	$12.26	$11.71	$11.44	$11.84	$11.90

Total Return (a)	8.65%	6.36%	0.73%	4.77%	3.13%	7.84%	5.57%	(0.11%)	3.99%	2.45%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$98,741	$103,525	$115,933	$121,475	$130,779	$131	$375	$803	$1,472	$2,078
Ratios to average net assets:
Net investment income	3.02%	3.90%	4.19%	5.10%	4.84%	2.69%	3.21%	3.50%	4.34%	4.08%
Net expenses	0.91%(e)	0.85%(e)	0.84%(e)	0.82%	0.80%	1.67%(e)	1.60%(e)	1.59%(e)	1.57%	1.55%
Gross expenses	0.99%	0.88%	0.85%	0.83%	0.86%	1.72%	1.63%	1.60%	1.58%	1.61%
Portfolio turnover rate	342%	341%	467%	385%	337%	342%	341%	467%	385%	337%

Highland Government Securities Fund
	CLASS A					CLASS B
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
Inception date					9/8/93					4/22/87
Net asset value, beginning of period	$8.99	$8.85	$8.60	$8.56	$8.69	$9.07	$8.93	$8.68	$8.63	$8.77
Income (loss) from investment operations:
Net investment income (b)	0.16	0.26	0.31	0.34	0.32	0.09	0.19	0.25	0.28	0.26
Net realized and unrealized gains (losses) on investments	0.28	0.13	0.26	0.04	(0.13)	0.29	0.14	0.25	0.05	(0.14)
Total income (loss) from investment operations	0.44	0.39	0.57	0.38	0.19	0.38	0.33	0.50	0.33	0.12
Less distributions from:
Net investment income	0.15	0.25	0.32	0.34	0.32	0.09	0.19	0.25	0.28	0.26
Net realized gains	0.02	—	0.00(c)	—	—	0.02	—	0.00(c)	—	—
Total distributions	0.17	0.25	0.32	0.34	0.32	0.11	0.19	0.25	0.28	0.26

Net asset value, end of period	$9.26	$8.99	$8.85	$8.60	$8.56	$9.34	$9.07	$8.93	$8.68	$8.63

Total Return (a)	5.05%	4.45%	6.63%	4.57%	2.27%	4.24%	3.66%	5.80%	3.91%	1.40%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$102,503	$108,777	$114,342	$119,640	$132,535	$161	$450	$590	$896	$1,468
Ratios to average net assets:
Net investment income	1.79%	2.85%	3.57%	4.01%	3.76%	1.04%	2.14%	2.83%	3.24%	3.01%
Net expenses	0.80%(e)	0.84%(e)	0.92%(e)	0.89%	0.88%	1.58%(e)	1.59%(e)	1.67%(e)	1.64%	1.63%
Gross expenses	0.81%	0.84%	0.94%	0.90%	0.88%	1.60%	1.59%	1.70%	1.65%	1.63%
Portfolio turnover rate	507%	157%	279%	323%	275%	507%	157%	279%	323%	275%

98	See Notes to Financial Statements

Highland Funds II Prospectus

[                ], 2011

CLASS C					CLASS R			CLASS Y
9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
				9/30/99			1/29/08					11/29/93
$11.72	$11.46	$11.86	$11.91	$12.14	$11.71	$11.45	$12.15	$11.70	$11.43	$11.84	$11.89	$12.11
0.27	0.35	0.41	0.52	0.49	0.33	0.41	0.29	0.33	0.46	0.53	0.64	0.61
0.63	0.26	(0.40)	(0.05)	(0.21)	0.63	0.25	(0.70)	0.68	0.27	(0.41)	(0.06)	(0.21)
0.90	0.61	0.01	0.47	0.28	0.96	0.66	(0.41)	1.01	0.73	0.12	0.58	0.40
0.35	0.35	0.41	0.52	0.48	0.41	0.40	0.29	0.47	0.46	0.53	0.63	0.59
—	—	0.00(c)	—	0.03	—	—	0.00(c)	—	—	0.00(c)	—	0.03
0.35	0.35	0.41	0.52	0.51	0.41	0.40	0.29	0.47	0.46	0.53	0.63	0.62

$12.27	$11.72	$11.46	$11.86	$11.91	$12.26	$11.71	$11.45	$12.24	$11.70	$11.43	$11.84	$11.89

7.93%	5.47%	(0.02%)	3.99%	2.37%	8.37%	5.99%	(3.43%)	8.81%	6.63%	0.89%	5.03%	3.48%
$933	$915	$922	$1,108	$1,237	$11	$10	$10	$2,686	$8,545	$12,944	$14,221	$14,900
2.25%	3.12%	3.44%	4.34%	4.09%	2.73%	3.61%	3.70%	3.36%	4.15%	4.45%	5.35%	4.99%
1.66%(e)	1.60%(e)	1.59%(e)	1.57%	1.55%	1.17%(e)	1.10%(e)	1.09%(e)	0.67%(e)	0.60%(e)	0.59%(e)	0.57%	0.55%
1.74%	1.63%	1.60%	1.58%	1.61%	1.25%	1.13%	1.11%	0.75%	0.63%	0.60%	0.58%	0.58%
342%	341%	467%	385%	337%	342%	341%(d)	467%(d)	342%	341%	467%	385%	337%

CLASS C
9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
				9/30/99
$9.12	$8.98	$8.71	$8.66	$8.80
0.09	0.20	0.25	0.28	0.26
0.29	0.13	0.27	0.05	(0.14)
0.38	0.33	0.52	0.33	0.12
0.09	0.19	0.25	0.28	0.26
0.02	—	0.00(c)	—	—
0.11	0.19	0.25	0.28	0.26

$9.39	$9.12	$8.98	$8.71	$8.66

4.23%	3.64%	6.02%	3.90%	1.41%
$655	$634	$409	$294	$418
1.05%	2.07%	2.77%	3.24%	3.01%
1.54%(e)	1.59%(e)	1.67%(e)	1.64%	1.63%
1.56%	1.59%	1.68%	1.64%	1.63%
507%	157%	279%	323%	275%

See Notes to Financial Statements	99

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

Highland Short-Term Government Fund
	CLASS A					CLASS B
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
Inception date					3/2/94					3/2/94
Net asset value, beginning of period	$11.58	$11.31	$11.29	$11.23	$11.31	$11.56	$11.30	$11.27	$11.22	$11.29
Income (loss) from investment operations:
Net investment income (b)	0.07	0.22	0.40	0.49	0.48	0.04	0.17	0.34	0.42	0.41
Net realized and unrealized gains (losses) on investments	0.23	0.27	0.02	0.05	(0.09)	0.20	0.24	0.02	0.05	(0.08)
Total income from investment operations	0.30	0.49	0.42	0.54	0.39	0.24	0.41	0.36	0.47	0.33
Less distributions from:
Net investment income	0.12	0.22	0.40	0.48	0.47	0.08	0.15	0.33	0.42	0.40
Net realized gains	—	—	0.00(c)	—	—	—	—	0.00(c)	—	—
Return of capital	0.04	—	—	—	—	0.02	—	—	—	—
Total distributions	0.16	0.22	0.40	0.48	0.47	0.10	0.15	0.33	0.42	0.40

Net asset value, end of period	$11.72	$11.58	$11.31	$11.29	$11.23	$11.70	$11.56	$11.30	$11.27	$11.22

Total Return (a)	2.70%	4.38%	3.78%	4.95%	3.51%	2.08%	3.67%	3.25%	4.23%	2.98%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$47,901	$47,802	$41,040	$38,705	$37,676	$276	$636	$1,750	$3,219	$4,543
Ratios to average net assets:
Net investment income (loss)	0.64%	1.95%	3.54%	4.34%	4.27%	0.32%	1.56%	3.09%	3.75%	3.67%
Net expenses	0.67%(e)	0.77%(e)	0.80%(e)	0.80%	0.79%	1.29%(e)	1.37%(e)	1.40%(e)	1.40%	1.39%
Gross expenses	0.69%	0.77%	0.80%	0.80%	0.80%	1.31%	1.37%	1.41%	1.40%	1.40%
Portfolio turnover rate	274%	212%	263%	114%	222%	274%	212%	263%	114%	222%

Highland Tax-Exempt Fund
	CLASS A					CLASS B
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
Inception date					9/8/93					9/8/93
Net asset value, beginning of period	$11.79	$10.90	$11.41	$11.63	$11.77	$11.79	$10.89	$11.41	$11.63	$11.77
Income (loss) from investment operations:
Net investment income (b)	0.41	0.41	0.43	0.46	0.46	0.31	0.32	0.33	0.38	0.37
Net realized and unrealized gains (losses) on investments	0.18	0.88	(0.52)	(0.22)	(0.14)	0.18	0.90	(0.51)	(0.23)	(0.14)
Total income from investment operations	0.59	1.29	(0.09)	0.24	0.32	0.49	1.22	(0.18)	0.15	0.23
Less distributions from:
Net investment income	0.41	0.40	0.42	0.46	0.46	0.32	0.32	0.34	0.37	0.37
Net realized gains	—	—	0.00(c)	—	—	—	—	0.00(c)	—	—
Total distributions	0.41	0.40	0.42	0.46	0.46	0.32	0.32	0.34	0.37	0.37

Net asset value, end of period	$11.97	$11.79	$10.90	$11.41	$11.63	$11.96	$11.79	$10.89	$11.41	$11.63

Total Return (a)	5.14%	12.09%	(0.84%)	2.11%	2.82%	4.27%	11.36%	(1.67%)	1.35%	2.05%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$40,049	$36,260	$30,972	$29,433	$26,327	$22	$86	$158	$484	$849
Ratios to average net assets:
Net investment income	3.49%	3.58%	3.72%	4.00%	3.98%	2.80%	2.86%	2.99%	3.27%	3.24%
Net expenses	0.86%(e)	0.86%(e)	0.87%(e)	0.87%	0.87%	1.61%(e)	1.61%(e)	1.62%(e)	1.62%	1.62%
Gross expenses	0.63%	1.14%	1.12%	1.12%	1.04%	1.57%	1.89%	1.89%	1.87%	1.79%
Portfolio turnover rate	28%	24%	28%	40%	43%	28%	24%	28%	40%	43%

100	See Notes to Financial Statements

Highland Funds II Prospectus

[                ], 2011

CLASS C					CLASS R			CLASS Y
9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
				9/30/99			1/29/08					3/2/94
$11.57	$11.30	$11.27	$11.22	$11.29	$11.58	$11.31	$11.42	$11.54	$11.28	$11.25	$11.20	$11.27

(0.02)	0.13	0.32	0.40	0.39	0.05	0.20	0.23	0.14	0.25	0.43	0.51	0.49
0.24	0.27	0.03	0.05	(0.08)	0.23	0.26	(0.11)	0.19	0.23	0.03	0.05	(0.07)
0.22	0.40	0.35	0.45	0.31	0.28	0.46	0.12	0.33	0.48	0.46	0.56	0.42

0.07	0.13	0.32	0.40	0.38	0.10	0.19	0.23	0.14	0.22	0.43	0.51	0.49
—	—	0.00(c)	—	—	—	—	0.00(c)	—	—	0.00(c)	—	—
0.02	—	—	—	—	0.03	—	—	0.05	—	—	—	—
0.09	0.13	0.32	0.40	0.38	0.13	0.19	0.23	0.19	0.22	0.43	0.51	0.49

$11.70	$11.57	$11.30	$11.27	$11.22	$11.73	$11.58	$11.31	$11.68	$11.54	$11.28	$11.25	$11.20

1.87%	3.59%	3.09%	4.08%	2.83%	2.46%	4.13%	1.07%	2.87%	4.55%	4.14%	5.12%	3.84%

$7,017	$5,847	$3,311	$3,039	$4,007	$11	$11	$10	$27,835	$61,991	$57,131	$54,444	$50,153

(0.19)%	1.09%	2.83%	3.60%	3.53%	0.40%	1.72%	3.07%	1.24%	2.21%	3.80%	4.59%	4.39%
1.41%(e)	1.52%(e)	1.55%(e)	1.55%	1.55%	0.90%(e)	1.02%(e)	1.05%(e)	0.45%(e)	0.52%(e)	0.55%(e)	0.55%	0.54%
1.43%	1.52%	1.55%	1.55%	1.56%	0.92%	1.02%	1.05%	0.47%	0.52%	0.55%	0.55%	0.55%
274%	212%	263%	114%	222%	274%	212%(d)	263%(d)	274%	212%	263%	114%	222%

CLASS C					CLASS Y
9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
				9/30/99					9/26/97
$11.78	$10.89	$11.41	$11.62	$11.76	$12.74	$11.78	$12.34	$12.57	$12.72

0.33	0.31	0.34	0.37	0.38	0.48	0.45	0.49	0.53	0.53
0.17	0.90	(0.52)	(0.21)	(0.14)	0.19	0.97	(0.56)	(0.23)	(0.15)
0.50	1.21	(0.18)	0.16	0.24	0.67	1.42	(0.07)	0.30	0.38

0.32	0.32	0.34	0.37	0.38	0.48	0.46	0.49	0.53	0.53
—	—	0.00(c)	—	—	—	—	0.00(c)	—	—
0.32	0.32	0.34	0.37	0.38	0.48	0.46	0.49	0.53	0.53

$11.96	$11.78	$10.89	$11.41	$11.62	$12.93	$12.74	$11.78	$12.34	$12.57

4.33%	11.24%	(1.68%)	1.44%	2.06%	5.36%	12.34%	(0.65%)	2.43%	3.09%

$2,699	$945	$208	$228	$364	$700	$507	$36	$36	$35
2.68%	2.72%	2.96%	3.27%	3.27%	3.73%	3.63%	3.99%	4.25%	4.24%
1.60%(e)	1.61%(e)	1.62%(e)	1.62%	1.63%	0.61%(e)	0.61%(e)	0.62%(e)	0.62%	0.61%
1.24%	1.89%	1.88%	1.87%	1.79%	0.30%	0.71%	0.86%	0.87%	0.77%
28%	24%	28%	40%	43%	28%	24%	28%	40%	43%

See Notes to Financial Statements	101

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

Highland Total Return Fund
	CLASS A					CLASS B
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
Inception date					2/22/93					12/22/93
Net asset value, beginning of period	$17.90	$20.16	$27.03	$25.10	$24.94	$17.23	$19.36	$26.02	$24.23	$24.13
Income (loss) from investment operations
Net investment income (b)	0.17	0.26	0.40	0.46	0.44	0.02	0.14	0.21	0.26	0.25
Net realized and unrealized gains (losses) on investments	0.99	(1.08)	(4.54)	4.01	1.91	0.96	(1.03)	(4.36)	3.87	1.84
Total income (loss) from investment operations	1.16	(0.82)	(4.14)	4.47	2.35	0.98	(0.89)	(4.15)	4.13	2.09
Less distributions from:
Net investment income	0.26	0.39	0.44	0.53	0.42	0.14	0.19	0.22	0.33	0.22
Net realized gains	—	1.05	2.29	2.01	1.77	—	1.05	2.29	2.01	1.77
Total distributions	0.26	1.44	2.73	2.54	2.19	0.14	1.24	2.51	2.34	1.99

Net asset value, end of period	$18.80	$17.90	$20.16	$27.03	$25.10	$18.07	$17.23	$19.36	$26.02	$24.23

Total Return (a)	6.51%	(2.60%)	(16.87%)	19.03%	10.01%	5.73%	(3.37%)	(17.47%)	18.15%	9.18%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$104,835	$105,256	$116,282	$147,927	$133,003	$1,077	$4,772	$8,222	$13,980	$14,942
Ratios to average net assets
Net investment income	0.92%	1.66%	1.68%	1.82%	1.81%	0.14%	0.91%	0.91%	1.07%	1.04%
Net expenses	1.15%(e)	1.08%(e)	0.90%(e)	0.87%	0.89%	1.90%(e)	1.83%(e)	1.65%(e)	1.62%	1.64%
Gross expenses	1.26%	1.13%	0.90%	0.87%	0.89%	1.97%	1.88%	1.66%	1.62%	1.64%
Portfolio turnover rate	137%	144%	156%	133%	118%	137%	144%	156%	133%	118%

Highland Money Market Fund
	RETAIL CLASS					INSTITUTIONAL CLASS
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08
Inception date					2/22/1993			1/29/2008
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (b)	0.00(c)	0.01	0.03	0.05	0.04	0.00(c)	0.01	0.01
Net realized and unrealized gains (losses) in investments	0.00(c)	—	—	—	—	0.00(c)	—	—
Total income (loss) from investment operations	0.00(c)	0.01	0.03	0.05	0.04	0.00(c)	0.01	0.01
Less distributions from:
Net investment income (loss)	0.00(c)	0.01	0.03	0.05	0.04	0.00(c)	0.01	0.01
Net realized gains	—	—	0.00(c)	—	—	—	—	0.00(c)
Total distributions	0.00(c)	0.01	0.03	0.05	0.04	0.00(c)	0.01	0.01

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (a)	0.00%	0.66%	3.05%	5.09%	4.38%	0.03%	0.75%	1.10%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$116,230	$164,512	$203,595	$265,440	$214,333	$857,097	$895,432	$682,828
Ratios to average net assets:
Net investment income*	0.00%(c)	0.69%	3.07%	4.97%	4.29%	0.03%	0.72%	2.04%
Net expenses*	0.29%	0.37%	0.41%	0.39%	0.41%	0.26%	0.29%	0.29%
Gross expenses*	0.43%	0.37%	0.41%	0.39%	0.41%	0.33%	0.29%	0.29%

102	See Notes to Financial Statements

Highland Funds II Prospectus

[                ], 2011

CLASS C					CLASS R			CLASS Y
9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06
				9/30/99			1/29/08					11/29/93
$16.59	$18.76	$25.36	$23.67	$23.62	$17.87	$20.13	$22.72	$18.10	$20.39	$27.31	$25.34	$25.01
0.03	0.13	0.21	0.26	0.24	0.12	0.23	0.25	0.21	0.31	0.47	0.53	0.47
0.91	(1.01)	(4.24)	3.77	1.80	0.99	(1.09)	(2.84)	1.01	(1.10)	(4.59)	4.04	2.11
0.94	(0.88)	(4.03)	4.03	2.04	1.07	(0.86)	(2.59)	1.22	(0.79)	(4.12)	4.57	2.58
0.16	0.24	0.28	0.33	0.22	0.19	0.35	0.00(c)	0.29	0.45	0.51	0.59	0.48
—	1.05	2.29	2.01	1.77	—	1.05	0.00(c)	—	1.05	2.29	2.01	1.77
0.16	1.29	2.57	2.34	1.99	0.19	1.40	0.00(c)	0.29	1.50	2.80	2.60	2.25

$17.37	$16.59	$18.76	$25.36	$23.67	$18.79	$17.87	$20.13	$19.03	$18.10	$20.39	$27.31	$25.34

5.71%	(3.33%)	(17.48%)	18.16%	9.18%	6.25%	(2.88%)	(11.40%)	6.81%	(2.39%)	(16.65%)	19.31%	11.03%
$11,714	$10,841	$13,674	$14,462	$12,759	$9	$9	$9	$5,070	$7,788	$5,571	$5,670	$3,161
0.19%	0.90%	0.93%	1.07%	1.04%	0.66%	1.40%	1.67%	1.16%	1.90%	1.96%	2.07%	1.82%
1.90%(e)	1.83%(e)	1.65%(e)	1.62%	1.64%	1.41%(e)	1.33%(e)	1.15%(e)	0.90%(e)	0.83%(e)	0.65%(e)	0.62%	0.56%
2.01%	1.88%	1.66%	1.62%	1.64%	1.52%	1.38%	1.15%	1.00%	0.88%	0.65%	0.62%	0.56%
137%	144%	156%	133%	118%	137%	144%(d)	156%(d)	137%	144%	156%	133%	118%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(b)	Net investment income per share is based on average shares outstanding during the period.

(c)	Less than $0.01 per share.

(d)	Less than $1,000 of assets in share class.

(e)	Includes waiver of management fee with respect to the Fund’s investment in the Highland Money Market Fund.

See Notes to Financial Statements	103

Highland Funds II Prospectus

If you wish to know more

You will find additional information about the Highland Funds in the following documents:

Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference and is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports to Shareholders: Additional information about each Fund’s investments will be available in the Highland Funds II semi-annual reports to shareholders for the period ended March 31, 2011. In the Highland Funds II annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

You may review and copy information about a Fund (including the SAI and other reports) at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. Please call the SEC at 1-202-551-8090 for information on the hours and operation of the Public Reference Room. You may also obtain reports and other information about a Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Highland Funds II

You may obtain a free copy of the SAI or the Highland Funds II’s annual/semi-annual report and make shareholder inquiries by contacting:

BNY Mellon Investment Servicing

101 Sabin Street

Pawtucket, RI 02860

Telephone 1-877-665-1287

Website www.highlandfunds.com

Investment Adviser

Highland Funds Asset Management, L.P.

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75420

Investment Sub-Adviser

GE Asset Management Incorporated

P.O. Box 7900

3001 Summer Street

Stamford, CT 06904

Palisade Capital Management, L.L.C.

One Bridge Plaza

Fort Lee, NJ 07024

Champlain Investment Partners, LLC

346 Shelburne Road, 6th Floor

Burlington, Vermont 05401

Transfer Agent

BNY Mellon Investment Servicing

101 Sabin Street

Pawtucket, RI 02860

Custodian

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, PA 19153

Distributor

BNY Mellon Distributors Inc.

Member FINRA

Investment Company Act file number: 811-7142

GEF-PRO-1 (01/11)

HIGHLAND FUNDS II

STATEMENT OF ADDITIONAL INFORMATION

[            ], 2011

NexBank Tower, 13455 Noel Road, Suite 800, Dallas, Texas 75420

For information, call (877) 665-1287

	Class A	Class B	Class C	Class R	Class Y
Equity Funds
Highland U.S. Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Highland Core Value Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Highland Premier Growth Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Highland Small-Cap Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Highland Global Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Highland International Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]

Income Funds
Highland Fixed Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Highland Government Securities Fund	[ ]	[ ]	[ ]
Highland Short-Term Government Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Highland Tax-Exempt Fund	[ ]	[ ]	[ ]		[ ]

Asset Allocation Fund
Highland Total Return Fund	[ ]	[ ]	[ ]	[ ]	[ ]

	Retail Class		Institutional Class
Money Market Fund
Highland Money Market Fund	[ ]		[ ]

This Statement of Additional Information (“SAI”) supplements the information contained in the Statutory Prospectus of Highland Funds II (the “Trust”) dated [            ], 2011 (the “Prospectus”), and should be read in conjunction with the Prospectus. This SAI, although not a prospectus, is incorporated in its entirety by reference into the Prospectus. Copies of the Prospectus describing each series of the Trust listed above (the “Funds” or “Highland Funds”) may be obtained without charge by calling the Trust at the telephone number listed above. The Trust’s financial statements for the fiscal year ended September 30, 2010, and the Auditor’s Report thereon are incorporated by reference to the Trust’s Annual Report. Information regarding the status of shareholder accounts may be obtained by calling the Trust at the telephone number listed above or by writing to the Trust at P.O. Box 9840, Providence, RI 02940. Terms that are defined in the Prospectus shall have the same meanings in this SAI.

INVESTMENT STRATEGIES AND RISKS AND PORTFOLIO HOLDINGS

The Prospectus discusses the investment objectives and principal investment strategies of the following diversified open-end Funds: Highland U.S. Equity Fund (the “U.S. Equity Fund”), Highland Core Value Equity Fund (the “Core Value Equity Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Global Equity Fund (the “Global Equity Fund”), Highland International Equity Fund (the “International Equity Fund”), Highland Fixed Income Fund (the “Income Fund”), Highland Government Securities Fund (the “Government Securities Fund”), Highland Short-Term Government Fund (the “Short-Term Government Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”), Highland Total Return Fund (the “Total Return Fund”) and Highland Money Market Fund (the “Money Market Fund”).

Highland Funds Asset Management, L.P. (“HFAM”) is the investment adviser to the Funds. GE Asset Management Incorporated (“GEAM”) is the investment sub-adviser for all of the Funds except for the Small-Cap Equity Fund. Palisade Capital Management, L.L.C. (“Palisade”) and Champlain Investment Partners, LLC (“Champlain”) are the investment sub-advisers for the Small-Cap Equity Fund (each, a “Sub-Adviser” and collectively with GEAM, the “Sub-Advisers”).

The principal investment objective or objectives of a Fund are fundamental and cannot be changed without the approval of a majority of the outstanding voting shares of beneficial interest of the class related to that Fund. Certain investment restrictions also are fundamental and cannot be changed without shareholder approval. In contrast, certain other investment restrictions, as well as the investment policies, of each Fund are not fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

There can be no assurance that any of the Funds will achieve their investment objective or objectives. Investors should not consider any one Fund alone to be a complete investment program. All of the Funds are subject to the risk of changing economic conditions, as well as the risk inherent in the ability of the portfolio manager to make changes in the composition of the Fund in anticipation of changes in economic, business, and financial conditions. As with any security, a risk of loss is inherent in an investment in the shares of any of the Funds. The different types of securities, investments, and investment practices used by each Fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument. In addition, the value of debt instruments generally rise and fall inversely with prevailing current interest rates. As described below, an investment in certain of the Funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign securities.

The stock and bond markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models.

Recent Regulatory Developments.

On July 21, 2010, the President signed the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) into law. The new law significantly impacts the financial services industry including the regulation and operation of depository institutions and their holding companies as, among other things, the Dodd-Frank Act: 1) creates the Bureau of Consumer Financial Protection, a new independent consumer watchdog agency housed within the Federal Reserve Board (“FRB”) with broad rulemaking authority to implement the consumer protection laws that apply to financial services providers and to prohibit “unfair, deceptive or abusive” acts or practices, 2) grants to the U.S. Department of the Treasury, Federal Deposit Insurance Corporation and the FRB broad new powers to seize, close and wind down “too big to fail” financial (including non-bank) institutions in an orderly fashion, 3) establishes a new Financial Stability Oversight Council, charged with identifying and responding to emerging risks throughout the financial system, composed primarily of federal financial services regulators and chaired by the Secretary of the Treasury Department, 4) restructures the federal regulatory jurisdiction over depository institutions and their holding companies, and abolishes the Office of Thrift Supervision, 5) adopts new federal oversight of the insurance industry, 6) adopts new standards and rules for the mortgage industry, 7) adopts new bank, thrift and holding company regulation, 8) adopts new federal regulation of the derivatives market, 9) adopts the so-called Volcker Rule, substantially restricting proprietary trading by depository institutions and their holding companies, 10) imposes requirements for “funeral plans” by large, complex financial companies, 11) establishes new regulation of the securitization market through “skin in the game” and enhanced disclosure requirements, 12) establishes new regulation of interchange fees, 13) establishes new and enhanced compensation and corporate governance oversight for the financial services industry, 14) provides enhanced oversight of municipal securities, 15) provides a specific framework for payment, clearing and settlement regulation, 16) adopts new federal hedge fund regulation, 17) adopts new fiduciary duties and regulation of broker dealers, investment companies and investment advisors, 18) tasks the federal banking agencies with adopting new and enhanced capital standards for all depository institutions, 19) significantly narrows the scope of federal preemption for national banks and federal thrifts, and 20) places a moratorium on ownership of industrial loan banks by non-financial companies.

Investments in bank paper may not yield expected returns as the full impact of the Dodd-Frank Act on the banking industry is currently unknown given that much of the details and substance of the new laws will be determined through agency rulemaking. The Dodd-Frank Act is comprehensive financial reform legislation enacted on July 21, 2010, that significantly impacts the regulation of depository institutions and their holding companies. Uncertainty exists at this time with respect to the full impact and compliance burden of the Dodd-Frank Act on the operations and profitability of depository institutions and their holding companies, as the Dodd-Frank Act delegates to various federal agencies the task of implementing its many provisions through regulation, ensuring that federal rules and policies governing U.S. banking institutions will be further developing for years to come. Based on the provisions of the Dodd-Frank Act and anticipated implementing regulations, it is highly likely that depository institutions and their holding companies will be subject to significantly increased regulation and compliance obligations. Accordingly, investments in bank paper may not yield expected returns as implementation of the Dodd-Frank Act through agency rulemaking and other guidance may significantly curtail the operations and profitability of depository institutions and their holding companies.

U.S. Equity Fund. The investment objective of the U.S. Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes, under normal circumstances, in equity securities, such as common and preferred stocks, of U.S. companies, measured at the time of investment. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., a company having at least 50% of its assets situated in the U.S., or a company having the principal trading market for its securities in the U.S.

Core Value Equity Fund. The investment objective of the Core Value Equity Fund is long-term growth of capital and future income. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in equity securities, such as common and preferred stocks, measured at the time of investment. The Fund invests primarily in U.S. companies that the portfolio manager considers to be undervalued by the market but have solid growth prospects. Undervalued securities are those securities that are undervalued relative to the market, their peers, their historical valuation or their growth rate.

Premier Growth Fund. The investment objective of the Premier Growth Fund is long-term growth of capital and future income rather than current income. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in equity securities, such as common and preferred stocks, measured at the time of investment. The Fund may invest in large and medium-sized companies (meaning companies with a market capitalization of $1 billion or more) that have above-average growth histories and/or growth potential.

Small-Cap Equity Fund. The investment objective of the Small-Cap Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in equity, such as common and preferred stocks, securities of small-capitalization companies, measured at the time of investment. The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. HFAM will allocate the Fund’s assets among the sub-advisers to maintain a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value nor growth style investing. The Fund defines a small-cap company as one with a market capitalization that falls between (a) the bottom range of the Russell 2000® Index and (b) the greater of either the top range of the Russell 2000® Index or $3.0 billion.

Global Equity Fund. The investment objective of the Global Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in equity securities, such as common and preferred stocks, measured at the time of investment. The Fund may invest in a portfolio of securities issued by companies located in developed and emerging market countries, including the United States. Although the Fund is subject to no prescribed limits on geographic asset distribution, under normal circumstances at least 65% of the Fund’s assets are invested in the aggregate in no fewer than three different countries.

International Equity Fund. The investment objective of the International Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in equity securities, such as common and preferred stocks, measured at the time of investment. The Fund invests primarily (meaning at least 65%) in companies in both developed and emerging market countries outside the U.S. An issuer is considered to be located outside the U.S. if at least 50% of its revenues or profits are from business activities located outside the U.S., or at least 50% of its assets are located outside the U.S., or the principal trading market for its securities is located outside the U.S. The Fund intends to position itself broadly among countries and, under normal circumstances, the Fund’s assets will be invested in securities of issuers collectively in no fewer than three different countries other than the U.S.

Income Fund. The investment objective of the Income Fund is maximum income consistent with prudent investment management and the preservation of capital. Capital appreciation with respect to the Fund’s portfolio securities may occur but is not an objective of the Fund. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in debt securities. This percentage limitation is measured at the time of investment. The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government Securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years.

Government Securities Fund. The investment objective of the Government Securities Fund is a high level of current income consistent with safety of principal. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in U.S. Government Securities, measured at the time of investment.

Short-Term Government Fund. The investment objective of the Short-Term Government Fund is to seek a high level of income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in U.S. Government Securities, measured at the time of investment. The Fund may invest in repurchase agreements secured by U.S. Government Securities.

Tax-Exempt Fund. The investment objective of the Tax-Exempt Fund is to seek as high a level of income exempt from federal income taxation as is consistent with preservation of capital. The Tax-Exempt Fund operates subject to a fundamental investment policy providing that it will invest its assets so that, during any fiscal year, at least 80% of the income generated by the Fund is exempt from regular federal income taxes and the federal alternative minimum tax. This percentage limitation is measured at the time of investment. Under normal circumstances, the Fund may hold up to 10% of its total assets in cash or money market instruments, including taxable money market instruments.

Total Return Fund. The investment objective of the Total Return Fund is to seek maximum total return. The Fund seeks to achieve this objective by investing primarily in a combination of U.S. and foreign equity and debt securities, and cash. The Fund’s asset allocation process utilizes information from HFAM’s [Asset Allocation Committee] to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objectives. The Fund may also at times adjust its investment exposure through the use of various investment techniques, including investments in derivative instruments, such as interest rate, currency, index and credit default swaps.

HFAM has broad latitude in selecting the classes of investments to which the Total Return Fund’s assets are committed. Although the Fund has the authority to invest solely in equity securities, solely in debt securities, solely in cash or in any combination of these classes of investments, HFAM anticipates that at most times the Fund will be invested in a combination of equity and debt instruments and cash.

Money Market Fund. The investment objective of the Money Market Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The Fund seeks to achieve this objective by investing, under normal circumstances, primarily in short-term, U.S. dollar denominated money market instruments, such as: (i) securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“Government Securities”); (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers; (iii) commercial paper and notes, including those with floating or variable rates of interest; (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks; (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; (vi) debt securities issued by foreign issuers; and (vii) repurchase agreements.

*     *     *     *     *

Supplemental information concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies is provided below. Unless otherwise indicated, all Funds are permitted to engage in the following investment strategies and techniques. The Funds are not obligated to pursue the following strategies or techniques and do not represent that these strategies or techniques are available now or will be available at any time in the future. A Fund will not purchase all of the following types of securities or employ all of the following strategies unless doing so is consistent with its investment objective.

The following tables summarize the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of HFAM and subject to approval by the Board. Percentage figures refer to the percentage of a Fund’s assets that may be invested in accordance with the indicated technique.

	Borrowing	Repurchase Agreements	Reverse Repurchase Agreements	Restricted and Illiquid Investments	Structured and Indexed Securities	Purchasing and Writing Securities Options	Purchasing and Writing Securities Index Options
U.S. Equity Fund	33.33%	Yes	No	Yes	No	Yes	Yes
Core Value Equity Fund	33.33%	Yes	Yes	Yes	No	Yes	Yes
Premier Growth Fund	33.33%	Yes	No	Yes	No	Yes	Yes
Small-Cap Equity Fund	33.33%	Yes	Yes	Yes	No	Yes	Yes
Global Equity Fund	33.33%	Yes	No	Yes	No	Yes	Yes
International Equity Fund	33.33%	Yes	No	Yes	No	Yes	Yes
Income Fund	33.33%	Yes	No	Yes	Yes	Yes	Yes
Government Securities Fund	33.33%	Yes	Yes	Yes	Yes	Yes	Yes
Short-Term Government Fund	33.33%	Yes	No	Yes	Yes	Yes	Yes
Tax-Exempt Fund	10%	Yes	Yes	Yes	No	Yes	Yes
Total Return Fund	33.33%	Yes	Yes	Yes	Yes	Yes	Yes
Money Market Fund	33.33%	Yes	Yes	No	No	No	No

	Futures Contracts and Options on Futures Contracts	Forward Currency Transactions	Options on Foreign Currencies	Maximum Investment in Debt Securities	Maximum Investment in Below- Investment Grade Debt Securities (High Yield Securities)	Maximum Investment in Foreign Securities		When- Issued and Delayed Delivery Securities
U.S. Equity Fund	Yes	Yes	Yes	20%	5%	15	%*	Yes
Core Value Equity Fund	Yes	Yes	Yes	20%	5%	25	%*	Yes
Premier Growth Fund	Yes	Yes	No	20%	5%	25	%*	Yes
Small-Cap Equity Fund	Yes	Yes	Yes	20%	10%	10	%*	Yes
Global Equity Fund	Yes	Yes	Yes	20%	5%	100%		Yes
International Equity Fund	Yes	Yes	Yes	20%	5%	100%		Yes
Income Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality	35	%*	Yes
Government Securities Fund	Yes	Yes	Yes	100% (maximum of 10% in BBB by S&P or Baa by Moody’s or equivalent; maximum of 20% in A or lower by S&P, Moody’s or equivalent)	None	35	%*	Yes
Short-Term Government Fund	Yes	Yes	Yes	100%	None	35	%*	Yes
Tax-Exempt Fund	Yes	No	No	100% (maximum of 10% in BBB by S&P or Baa by Moody’s or equivalent)	5% in debt downgraded below investment grade subsequent to purchase	None		Yes
Total Return Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality	70%*		Yes
Money Market Fund	No	No	No	100%	None	25	%*	Yes

*	This limitation excludes: American Depositary Receipts (ADRs); securities of a foreign issuer with a class of securities registered with the U.S. Securities and Exchange Commission (the “SEC”) and listed on a U.S. national securities exchange; and dollar-denominated securities publicly offered in the U.S. by a foreign issuer.

	Lending Portfolio Securities	Rule 144A Securities	Debt Obligations of Supranational Agencies	Depositary Receipts	Securities of Other Investment Funds	Municipal Leases	Floating and Variable Rate Instruments		Participation Interests in Municipal Obligations

U.S. Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No	*	No

Core Value Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No	*	No

Premier Growth Fund	Yes	Yes	Yes	Yes	Yes	No	No	*	No

Small-Cap Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No	*	No

Global Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No	*	No

International Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No	*	No

Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes		Yes

Government Securities Fund	Yes	Yes	Yes	Yes	Yes	No	Yes		No

Short-Term Government Fund	Yes	Yes	Yes	Yes	Yes	No	Yes		No

Tax-Exempt Fund	Yes	Yes	Yes	No	Yes	Yes	Yes		Yes

Total Return Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes		Yes

Money Market Fund	Yes	Yes	Yes	No	No	No	Yes		No

*	Excludes commercial paper and notes with variable and floating rates of interest.

	Zero Coupon Obligations	Municipal Obligations Components	Custodial Receipts on Municipal Obligations	Mortgage Related Securities including CMOs	Government Stripped Mortgage Related Securities	Asset- Backed Securities and Receivable - Backed Securities	Mortgage Dollar Rolls	Short Sales Against the Box

U.S. Equity Fund	Yes	No	No	Yes	No	No	No	No

Core Value Equity Fund	No	No	No	Yes	No	No	No	Yes

Premier Growth Fund	No	No	No	Yes	No	No	No	No

Small-Cap Equity Fund	No	No	No	Yes	No	No	Yes	Yes

Global Equity Fund	No	No	No	Yes	No	No	No	Yes

International Equity Fund	No	No	No	Yes	No	No	No	Yes

Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	No

Government Securities Fund	Yes	No	No	Yes	Yes	Yes	Yes	Yes

Short-Term Government Fund	Yes	No	No	Yes	Yes	Yes	Yes	No

Tax-Exempt Fund	Yes	Yes	Yes	Yes	No	No	No	Yes

Total Return Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	No

Money Market Fund	No	No	No	Yes	No	Yes	No	No

Money Market Fund Investments. The Money Market Fund limits its portfolio investments to securities that the Board determines present minimal credit risk and that are “Eligible Securities” at the time of acquisition by the Fund. “Eligible Securities” means securities rated by the requisite nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest short-term rating categories, consisting of issuers that have received these ratings with respect to other short-term debt securities and comparable unrated securities. “Requisite NRSROs” means (i) any two NRSROs that have issued ratings with respect to a security or class of debt obligations of an issuer or (ii) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, four organizations are NRSROs: Standard & Poor’s, a division of The McGraw Hill Companies, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Service, Inc., and Dominion Bank Ratings Service Limited. A discussion of the ratings categories is contained in the appendix to this SAI. By limiting its investments to Eligible Securities, the Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.

All investments purchased by the Fund will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Fund portfolio (on a dollar-weighted basis) will be 60 days or less. The maturities of variable rate demand instruments held in the Fund’s portfolio will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate readjustment, although the stated maturities may be in excess of 397 days. The weighted average life of the Fund’s portfolio will be 120 days or less.

The Fund will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 10% of its total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash, (ii) direct obligations of the U.S. Government; or (iii) securities that will mature or any subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”). The Fund will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash, (ii) direct obligations of the U.S. Government, (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (v) securities that will mature or any subject to a demand feature that is exercisable and payable within five business day (collectively, “Weekly Liquid Assets”). The Fund may maintain a higher percentage of its total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Board.

The Money Market Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for Government Securities and except to the extent permitted under rules adopted by the SEC under the 1940 Act. In addition, the Fund may not invest more than 3% of its total assets in Eligible Securities that have not received the highest short-term rating for debt obligations and comparable unrated securities (collectively, “Second Tier Securities”), and may not invest more than 0.5% of its total assets in the Second Tier Securities of any one issuer. The Money Market Fund is also prohibited from purchasing any second tier securities with remaining maturity in excess of 45 days. The Fund may invest more than 5% (but not more than 25%) of the then-current value of the Fund’s total assets in the securities of a single issuer for a period of up to three business days, so long as (i) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such ratings with respect to other short-term debt securities or are comparable unrated securities and (ii) the Fund does not make more than one such investment at any one time. Determinations of comparable quality for purchases of unrated securities are made by [HFAM/GEAM] in accordance with procedures established by the Board. The Fund invests only in instruments that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase (except securities subject to repurchase agreements), determined in accordance with a rule promulgated by the SEC. Up to 25% of the Fund’s total assets may be invested in foreign debt securities, excluding, for purposes of this limitation, ADRs, securities of a foreign issuer with a class of securities registered with the SEC and listed on a U.S. national securities exchange, and dollar-denominated securities publicly offered in the U.S. by a foreign issuer. The Fund does not regard as a foreign security an Eligible Security issued by an issuer organized in the United States, even if affiliated with a foreign entity or otherwise serving as a nominal or co-issuer, or if issuing a security guaranteed by a foreign entity. Nor does the Fund regard as a foreign security, a dollar-denominated Eligible Security issued by a foreign bank with a branch in the United States. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less. The assets of the Fund are valued on the basis of amortized cost, as described below under “Net Asset Value.” The Fund also may hold liquid Rule 144A Securities (see “Restricted and Other Illiquid Investments”).

Money Market Instruments. The types of money market instruments in which each Fund may invest either directly or indirectly are as follows: (i) Government Securities, (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers and (vii) repurchase agreements.

Each of the Funds may invest in the following types of Government Securities: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an entity controlled by or supervised by, and acting as an instrumentality of, the Government of the United States pursuant to authority granted by the United States Congress, such as the following: the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“Ginnie Mae”), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks Funding Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“Fannie Mae”), Federal Deposit Insurance Corporation (“FDIC”), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Certain of the Government Securities that may be held by the Funds are instruments that are supported by the full faith and credit of the United States (i.e., U.S. Treasury bills and notes and obligations of Ginnie Mae), whereas other Government Securities that may be held by the Funds are supported by the right of the issuer to borrow from the U.S. Treasury (i.e., Fannie Mae) or are supported solely by the credit of the instrumentality (i.e., obligations of Freddie Mac). In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government. Other securities issued by a Government agency or related entity also may be considered Government Securities even though they are considered derivatives or use complex structures, such as stripped mortgage-backed securities, or interest-only or principal-only securities. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by an instrumentality of the U.S. Government only if the portfolio manager determines that the instrumentality’s credit risk does not make its securities unsuitable for investment by the Fund. For purposes of a repurchase agreement entered into by a Fund, however, Government Securities serving as collateral for that repurchase agreement means only those types of Government Securities that permit the Fund to look-through the repurchase agreement to that collateral for the purposes permitted by the 1940 Act, to the extent it is necessary or appropriate for the Fund to look through to that collateral.

Each Fund may also invest in money market instruments issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities. Money market instruments held by a Fund, other than the Money Market Fund, which has different requirements, may be rated no lower than A-2 by S&P or Prime-2 by Moody’s or the equivalent from another NRSRO, or if unrated, must be issued by an issuer having an outstanding unsecured debt issue then rated within the three highest categories. A description of the rating systems of Moody’s and S&P is contained in the Appendix. At no time will the investments of a Fund, other than the Tax-Exempt Fund and the Money Market Fund, in bank obligations, including time deposits, exceed 25% of the value of the Fund’s assets.

Cash and Temporary Defensive Positions. During periods when the portfolio manager believes there are adverse market, economic, political or currency conditions domestically or abroad, the portfolio manager may assume, on behalf of a Fund, a temporary defensive posture and (i) without limitation hold cash, or (ii) restrict the securities markets in which the Fund’s assets are invested by investing those assets in securities markets deemed by the portfolio manager to be conservative in light of the Fund’s investment objective and policies. Under normal circumstances, each Fund may invest a portion of its total assets in cash: (i) pending investment; (ii) for investment purposes; (iii) for cash management purposes, such as to meet redemptions, or pay operating expenses, and (iv) during a Fund restructuring. A Fund may also hold cash under circumstances where the liquidation of a Fund has been approved by the Board and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate. To the extent that a Fund, other than the Money Market Fund, holds cash, it may not achieve its investment objective.

Cash includes bank deposits and highly rated, liquid short-term instruments, such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.

A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (i) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.

Debt Instruments. A debt instrument held by a Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of those obligations. The market value of debt instruments in a Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of a Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund’s yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund’s current yield. In periods of rising interest rates, the opposite result can be expected to occur.

Ratings as Investment Criteria. The ratings of NRSROs such as S&P or Moody’s represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by the portfolio manager as initial criteria for the selection of portfolio securities on behalf of the Funds, the portfolio manager also relies upon its own analysis to evaluate potential investments.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Although neither event will require the sale of the securities by a Fund, other than the Money Market Fund, the portfolio manager will consider the event in its determination of whether the Fund should continue to hold the securities. In the event the rating of a security held by the Money Market Fund falls below the minimum acceptable rating or the issuer of the security defaults, the Money Market Fund will dispose of the security as soon as practicable, consistent with achieving an orderly disposition of the security, unless the Board determines that disposal of the security would not be in the best interests of the Money Market Fund. To the extent that a NRSRO’s ratings change as a result of a change in the NRSRO or its rating system, the Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

Certain Investment-Grade Debt Obligations. Although obligations rated BBB by S&P or Baa by Moody’s are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody’s are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

Below Investment-Grade Debt Securities. Certain Funds are authorized to invest in securities rated lower than investment grade (sometimes referred to as “junk bonds”). Below investment-grade and comparable unrated securities (collectively referred to as “below investment-grade” securities) likely have quality and protective characteristics that, in the judgment of a rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions, and are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities in the lowest rating categories may be in default or may present substantial risks of default.

The market values of certain below investment-grade securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, below investment-grade securities generally present a higher degree of credit risk. Issuers of below investment-grade securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is significantly greater because below investment-grade securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for below investment-grade securities may diminish the Trust’s ability to obtain accurate market quotations for purposes of valuing the securities held by a Fund and calculating the Fund’s net asset value.

Real Estate and Real Estate Related Investments. The Total Return Fund may invest in securities of issuers principally engaged in or related to the real estate industry (as described below) as well as publicly traded limited partnerships related to the real estate industry. To the extent that it invests in such securities, the Total Return Fund is subject to the risks associated with such securities described below. However, the Total Return Fund may also invest directly in real estate to a limited extent, such as through the ownership of a building or portion of a building and related land. Therefore, to the extent the Total Return Fund invests in direct interests in real estate, it would be particularly subject to the risks associated with the direct ownership of real estate. The principal risk of owning real estate is illiquidity. When the market value of real estate assets is in decline, selling such assets at a reasonable price may be difficult or impossible. Other risks of owning real estate include: declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, lack of availability of financing, costs resulting from clean-up of environmental problems or liability to third parties for damages arising from environmental problems, and natural disasters, acts of war and terrorist attacks.

An issuer is principally “engaged in” or principally “related to” the real estate industry if at least 50% of its total assets (marked-to-market), gross income, or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools) real estate brokers and developers, companies that manage real estate, and companies that own substantial amounts of real estate. Issuers in businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

There are risks associated with investing in, among other things, the securities of issuers that own, construct, manage, or sell residential, commercial, or industrial real estate, which are essentially all of the risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, lack of availability of financing, costs resulting from clean-up of environmental problems or liability to third parties for damages arising from environmental problems, and natural disasters, acts of war and terrorist attacks. Further, it is subject to the risk that the value of such securities will be adversely affected by one or more of the foregoing risks.

Because the Total Return Fund may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status as a regulated investment company. See “Dividends, Distributions and Taxes.”

In addition to the risks discussed above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document. Such trusts run the risk of liquidating at an economically inopportune time. See “Investment Strategies and Risks” in this SAI for more information about REITs.

Investments in Physical Commodities. The Total Return Fund may invest in physical commodities such as gold and other precious metals, raw materials, agricultural products, and energy resources including oil and natural gas. Physical commodities often experience sharp price volatility as a result of a number of domestic and global factors including resource availability, fluctuations in supply and demand and in market perceptions of the same, economic cycles, speculation in commodities and manipulation of certain commodities markets. In addition, economic factors such as changes in interest rates, currency fluctuations, and changes in inflation or expectations of future inflation movements can impact prices of physical commodities. Furthermore, physical commodities are also subject to geopolitical factors including political upheaval and wars, social and economic conditions within commodity producing countries, government regulation of the production and sale of commodities (including restrictions on private or foreign ownership or development of commodities), and general trade or currency restrictions between countries.

Repurchase Agreements and Reverse Repurchase Agreements. Each Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with its investment objectives. The Funds may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York’s list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the 1940 Act, a Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the securities underlying a repurchase agreement of a Fund are monitored on an ongoing basis by [HFAM or the Sub-Adviser] to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. [HFAM or the Sub-Adviser] also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements. Income derived by the Tax-Exempt Fund when engaging in a repurchase agreement is not exempt from federal income taxation.

Certain Funds may engage in reverse repurchase agreements, subject to their investment restrictions. A reverse repurchase agreement, which is considered a borrowing by a Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date. A Fund uses the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and to make cash payments of dividends and distributions when the sale of the Fund’s securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to a Fund’s obligations with respect to reverse repurchase agreements are segregated and maintained with the Trust’s custodian or a designated sub-custodian.

A Fund entering into a repurchase agreement will bear a risk of loss in the event that the other party to the transaction defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities. The Fund will, in particular, be subject to the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Restricted and Other Illiquid Investments. Each Fund, other than the Money Market Fund, may invest up to 10% of its assets in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, Rule 144A securities that have been determined to be liquid by the Board based upon the trading markets for the securities. In addition, each Fund, other than the Money Market Fund, may invest up to 15% (10% in the case of the Tax-Exempt Fund) of its assets in “illiquid investments”; the Money Market Fund may not, under any circumstance, invest in illiquid investments. Illiquid investments are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid investments that are held by a Fund may take the form of options traded over-the-counter, repurchase agreements maturing in more than seven days, certain mortgage related securities and securities subject to restrictions on resale that [HFAM or the Sub-Adviser] has determined are not liquid under guidelines established by the Board.

Restricted securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. A Fund’s investments in illiquid investments are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that [HFAM or the Sub-Adviser] deems representative of their value, the value of the Fund’s net assets could be adversely affected.

Rule 144A Securities. Each of the Funds may purchase Rule 144A securities. Certain Rule 144A securities may be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid investments, unless the Board determines on an ongoing basis that an adequate trading market exists for the Rule 144A securities. A Fund’s purchase of Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by the Fund. The Board has established standards and procedures for determining the liquidity of a Rule 144A security and monitors [HFAM’s and each Sub-Adviser’s] implementation of the standards and procedures.

When-Issued and Delayed-Delivery Securities. To secure prices or yields deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis, in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the Fund, however, prior to the actual delivery or payment by the other party to the transaction. Each Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a “when, as and if issued” basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of each Fund’s when-issued or delayed-delivery purchase commitments will be segregated with the Trust’s custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.

Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed- delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued and delayed-delivery securities could result in exaggerated movements in a Fund’s net asset value.

When a Fund engages in when-issued or delayed-delivery securities transactions, it relies on the selling party to consummate the trade. Failure of the seller to do so may result in the Funds’ incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Warrants. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by a Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of the Fund’s net assets. The Money Market Fund may not invest in any form of warrants. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

Smaller Capitalization Companies. Investing in securities of small- and medium-capitalization companies may involve greater risks than investing in larger, more established issuers. Such smaller capitalization companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established issuers. As a result, the prices of securities of smaller capitalization companies may fluctuate to a greater degree than the prices of securities of other issuers. Although investing in securities of smaller capitalization companies offers potential for above-average returns, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

Foreign Securities. Investing in securities issued by foreign companies and governments, including securities issued in the form of depositary receipts, involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and U.S. corporations. Less information may be available about foreign companies than about U.S. companies, and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than those charged in the United States and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, limitations on the use or removal of funds or other assets (including the withholding of dividends), and potential difficulties in enforcing contractual obligations, and could be subject to extended clearance and settlement periods.

Depositary Receipts. Certain Funds may invest in securities of foreign issuers in the form of ADRs and European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”). ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than a sponsored ADR. Each of these Funds may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities.

Currency Exchange Rates. A Fund’s share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund’s portfolio investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Developing Countries/Emerging Market Countries. Investing in securities issued by companies located in developing countries or emerging market countries involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of developing countries or emerging market countries that may affect investment in their markets include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies located in developing countries or emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Lending Portfolio Securities. Each Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed 30% (5% in the case of the Tax-Exempt Fund and 33.33% in the case of the Total Return Fund) of a Fund’s assets taken at value. The Fund’s loans of securities will be collateralized by cash, letters of credit or Government Securities. The Funds will retain the right to all interest and dividends payable with respect to the loaned securities. If a Fund lends its portfolio securities it may charge the borrower a negotiated fee and retain the ability to terminate the loan at any time. Cash or instruments collateralizing a Fund’s loans of securities are segregated and maintained at all times with the Trust’s custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, a Fund will be subject to risks, including the potential inability to recall the loaned securities should the borrower fail financially, and the possible loss in market value of the collateral. Income derived by the Tax-Exempt Fund on any loan of its portfolio securities will not be exempt from Federal income taxation.

If a Fund loans its portfolio securities, it will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive a reasonable fee on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value of the loaned securities; and (v) the Fund may pay only reasonable custodian fees in connection with the loan. Payments received by a Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of the Fund’s regular dividends

(as defined below) received by individuals may be taxed at the rates generally applicable to long-term capital gains (see “DIVIDENDS, DISTRIBUTIONS AND TAXES – Taxation of U.S. Shareholders” below). When securities are loaned, voting rights typically are passed to the borrower. However, if a member of the proxy committee determines that a proxy vote is materially important to the shareholders of the Trust and where it is feasible to recall the securities on a timely basis, [HFAM or the Sub-Adviser] may use its reasonable efforts to recall the loaned securities. [HFAM and each Sub-Adviser] disclaims any responsibility for its inability to vote on proposals where, despite its reasonable efforts, it could not successfully recall the loaned securities before the record date and/or the deadline for voting, as applicable. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a “finder.”

Securities of Other Investment Companies. Each Fund, other than the Money Market Fund, may invest in other investment companies that invest principally in securities in which the Fund is authorized to invest, and as permitted by the 1940 Act and the rules thereunder. To the extent a Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees.

Purchasing Put and Call Options on Securities. Each Fund, other than the Money Market Fund, may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. A Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund will seek to limit its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. A Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by a Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of a Fund. In addition, the premiums paid by a Fund in purchasing options on securities, options on securities indices, options on foreign currencies and options on futures contracts will not exceed 20% of the Fund’s net assets.

Covered Option Writing. Each Fund, other than the Money Market Fund, may write covered put and call options on securities. A Fund will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

The Funds with option-writing authority will write only options that are covered. A call option written by a Fund will be deemed covered (i) if the Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (ii) if the Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (iii) in the case of a call option on a stock index, if the Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (iv) if at the time the call is written, an amount of cash, Government Securities or other liquid assets equal to the fluctuating market value of the optioned securities is segregated with the Trust’s custodian or with a designated sub-custodian. A put option will be deemed covered (i) if, at the time the put is written, an amount of cash, Government Securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with the Trust’s custodian or with a designated sub-custodian, or (ii) if the Fund continues to own an equivalent number of puts of the same “series” (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same “class” (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the Trust’s custodian or with a designated sub-custodian).

The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively.

So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “Clearing Corporation”) and of the securities exchange on which the option is written.

A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option’s expiration). To effect a closing purchase transaction, a Fund would purchase, prior to the holder’s exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of the need for a secondary market in which to close an option position, the Funds are expected to purchase only call or put options issued by the Clearing Corporation. HFAM and the Sub-Advisers expect that the Funds will write options, other than those on Government Securities, only on national securities exchanges. Options on Government Securities may be written by the Funds in the over-the-counter market.

A Fund may realize a profit or loss upon entering into closing transactions. When a Fund has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

Option writing for a Fund may be limited by position and exercise limits established by U.S. securities exchanges and NASDAQ and by requirements of the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, a Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio’s position being offset by a loss on the hedge position.

A Fund will engage in hedging transactions only when deemed advisable by the portfolio manager. Successful use by a Fund of options will depend on the portfolio manager’s ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund’s performance.

Securities Index Options. Each Fund, other than the Money Market Fund, may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the Fund’s portfolio. The Funds with such option writing authority may write only covered options. A Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index option written by a Fund will be deemed covered in any manner permitted under the 1940 Act or the rules and regulations thereunder or any other method determined by the SEC to be permissible.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder’s right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A Fund may purchase and write put and call options on securities indices or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indices is subject to the portfolio manager’s ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the portfolio manager desires that a Fund engage in such a transaction.

Over-the-Counter (“OTC”) Options. Certain Funds may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer that issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Funds will seek to enter into dealer options only with dealers that will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund’s ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.

Futures Contracts and Options on Futures Contracts. Certain Funds may enter into interest rate, financial and stock or bond index futures contracts or related options that are traded on a U.S. or foreign exchange or board of trade approved by the CFTC or in the over-the-counter market. If entered into, these transactions can be made for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund involved.

An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indices that reflect the market value of common stock of the companies included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

The CFTC recently eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment adviser to the registered investment company claims an exclusion from regulation as a commodity pool operator. In connection with the management of the Funds, [HFAM and the Sub-Advisers] have claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, the Funds are no longer restricted in their ability to enter into futures transactions and options thereon under CFTC regulations. The Funds, however, continue to have policies with respect to futures and options thereon as set forth herein. The current view of the staff of the SEC is that a Fund’s long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid securities and segregated with the Trust’s custodian or a designated sub-custodian or “covered” in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.

No consideration is paid or received by a Fund upon trading a futures contract. Upon entering into a futures contract, cash or other securities acceptable to the broker equal to approximately 1% to 10% of the contract amount will be segregated with the Trust’s custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Fund holding the options.

The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Furthermore, because any income earned from transactions in futures contracts and related options will be taxable, the portfolio manager of the Tax-Exempt Fund anticipates that the Fund will invest in these instruments only in unusual circumstances, such as when the portfolio manager anticipates a significant change in interest rates or market conditions. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund’s performance.

Although the Trust intends that the Funds enter into futures contracts only if an active market exists for the contracts, positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered and no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

Forward Currency Transactions. Certain Funds may hold currencies for various portfolio management purposes such as meeting settlement requirements for foreign securities. Certain Funds also may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund’s securities are or may be denominated. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

Forward currency contracts are agreements to exchange one currency for another at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that a Fund enters into the contract. Forward currency contracts (i) are traded in a market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are typically consummated without payment of any commissions. A Fund, however, may enter into forward currency contracts requiring deposits or involving the payment of commissions. The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. To assure that a Fund’s forward currency contracts are not used to achieve investment leverage, cash or other liquid assets will be segregated with the Trust’s custodian or a designated sub-custodian in an amount at all times equal to or exceeding the Fund’s commitment with respect to the contracts.

Upon maturity of a forward currency contract, a Fund may (i) pay for and receive the underlying currency, (ii) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (iii) negotiate with the dealer to terminate the forward contract into an offset with the currency trader providing for the Fund’s paying or receiving the difference between the exchange rate fixed in the contract and the then, current exchange rate. The Trust may also be able to negotiate such an offset on behalf of a Fund prior to maturity of the original forward contract. No assurance can be given that new forward contracts or offsets will always be available to a Fund.

In hedging a specific portfolio position, a Fund may enter into a forward contract with respect to either the currency in which the position is denominated or another currency deemed appropriate by [HFAM or the Sub-Adviser].

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchanges are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

In entering into forward currency contracts, a Fund will be subject to a number of risks and special considerations. The market for forward currency contracts, for example, may be limited with respect to certain currencies. The existence of a limited market may in turn restrict the Fund’s ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities. The successful use of forward currency contracts as a hedging technique draws upon the portfolio manager’s special skills and experience with respect to those instruments and will usually depend upon the portfolio manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a less advantageous position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. In addition, the correlation between movements in the prices of those contracts and movements in the prices of the currencies hedged or used for cover will not be perfect. Although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

The ability to dispose of a Fund’s positions in forward currency contracts depends on the availability of active markets in those instruments, and the portfolio manager cannot predict the amount of trading interest that may exist in the future in forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. As a result, no assurance can be given that a Fund will be able to utilize these contracts effectively for the intended purposes.

Options on Foreign Currencies. Certain Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of securities to be acquired by a Fund. The Funds with such option writing authority may write only covered options. No Fund will enter into a transaction involving options on foreign currencies for speculative purposes. Options on foreign currencies to be written or purchased by a Fund are traded on U.S. or foreign exchanges or in the OTC market.

Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the CFTC. Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Clearing Corporation, thereby reducing the risk of counterparty default. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; a Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a Fund’s position, the Fund could forfeit the entire amount of the premium plus related transaction costs.

Options on foreign currencies may be traded on foreign exchanges that are not regulated by either the SEC or the CFTC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability of data on which to make trading decisions than in the United States, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.

Interest Rate Swaps, Currency Swaps and Index Swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Index swaps involve the exchange by a Fund with another party of their respective rights to return on or increase in value of a basket of securities. Since swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap positions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio manager is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if swaps were not used.

Credit Default Swaps. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to a Fund. Credit default swaps involve greater risks than if a Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks.

Structured and Indexed Securities. Certain Funds may also invest in structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators (“reference instruments”). The interest rate or the principal amount payable at maturity or redemption may be increased or decreased depending on changes in the value of the reference instrument. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in value of the reference instrument. Thus, in addition to the credit risk of the security’s issuer, the Funds will bear the market risk of the reference instrument.

Mortgage Related Securities. Certain Funds may invest in mortgage related securities which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Ginnie Mae, by government sponsored corporations, such as Fannie Mae and Freddie Mac, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

The average maturity of pass-through pools of mortgage related securities in which certain of the Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. Ginnie Mae, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. Freddie Mac is a stockholder-owned corporation chartered by Congress, which is subject to general regulation by the Secretary of Housing and Urban Development. Participation certificates representing interests in mortgages from Freddie Mac’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by Freddie Mac. In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government.

Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The portfolio manager assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Fund.

Several risks are associated with mortgage related securities generally. The monthly cash inflow from the underlying loans, for example, may not be sufficient to meet the monthly payment requirements of the mortgage related security. Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities in these Funds. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of these Funds. Because prepayments of principal generally occur when interest rates are declining, a Fund will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the Fund’s yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although those other fixed income securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that these Funds purchase mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

Adjustable rate mortgage related securities (“ARMs”) have interest rates that reset at periodic intervals, thereby allowing certain Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuation than would be the case with more traditional long-term debt securities. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, these Funds generally will be able to reinvest these amounts in securities with a higher current rate of return. None of these Funds, however, will benefit from increases in interest rates to the extent that interest rates rise to the point at which they cause the current yield of ARMs to exceed the maximum allowable annual or lifetime reset limits (or “caps”) for a particular mortgage. In addition, fluctuations in interest rates above these caps could cause ARMs to behave more like long-term fixed rate securities in response to extreme movements in interest rates. As a result, during periods of volatile interest rates, these Funds’ net asset values may fluctuate more than if they did not purchase ARMs. Moreover, during periods of rising interest rates, changes in the coupon of the adjustable rate mortgages will slightly lag behind changes in market rates, creating the potential for some principal loss for shareholders who redeem their shares of these Funds before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

Collateralized mortgage related securities (“CMOs”) are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which these Funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

Further, if the Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Mortgage related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the portfolio manager, each of these Funds limits its investments in these securities, together with other illiquid instruments, to not more than 15% (10% in the case of the Tax-Exempt Fund) of the value of its net assets.

Supranational Agencies. Each Fund may invest up to 10% of its assets in debt obligations of supranational agencies such as the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Union, which is a twelve-nation organization engaged in cooperative economic activities; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.
Municipal Obligations. The term “Municipal Obligations” as used in the Prospectus and this SAI means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for regular Federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for regular Federal income tax purposes in the opinion of bond counsel to the issuer.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from Federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Trust nor the portfolio manager will review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel.

Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of Municipal Obligations also may be affected by changes in the credit rating or financial condition of the issuing entities.

Tax legislation may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. Neither the Trust nor the portfolio manager can predict with certainty the effect of tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by a Fund. In addition, neither the Trust nor the portfolio manager can predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. The Trust monitors legislative developments and considers whether changes in the objective or policies of a Fund need to be made in response to those developments. If any laws are enacted that would reduce the availability of Municipal Obligations for investment by the Tax-Exempt Fund so as to affect the Fund’s shareholders adversely, the Trust will reevaluate the Fund’s investment objective and policies and might submit possible changes in the Fund’s structure to the Fund’s shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable for Federal income tax purposes, the Trust would treat the security as a permissible taxable money market instrument for the Fund within the applicable limits set forth in the Prospectus.

Municipal Obligation Components. Certain Funds may invest in Municipal Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the “Auction Component”) pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the “Residual Component”) pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. A Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component’s rate increases and decrease as the Auction Component’s rate increases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

Municipal Leases. Included among Municipal Obligations in which a Fund may invest are participations in lease obligations or installment purchase contracts issued by state or local governmental authorities (“Municipal Leases”) to obtain funds to acquire a wide variety of equipment and facilities.

Although Municipal Leases do not normally constitute general obligations of the municipality, they are ordinarily backed by the municipality’s agreement to make the payments due under the obligation. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, Municipal Leases have additional risks not normally associated with other Municipal Obligations. Municipal Leases may contain “non-appropriation” clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. There have been challenges to the legality of lease financing in some states and, from time to time, certain municipalities have considered not appropriating funds for lease payments. Moreover, although some Municipal Leases will be secured by the leased equipment and facilities, the disposition of the equipment or facilities in the event of foreclosure might prove to be difficult.

Municipal Leases that a Fund may acquire will be both rated and unrated. Rated Municipal Leases that may be held by a Fund include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. A Fund may acquire unrated issues that the portfolio manager deems to be comparable in quality to rated issues in which a Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation and that there is a reasonable likelihood that the lease will not be canceled will be subject to oversight and approval by the Board.

An unrated Municipal Lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the portfolio manager to be of high quality and minimal credit risk will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the portfolio manager determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

Municipal Leases held by a Fund may be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid investments, unless the Board determines on an ongoing basis that an adequate trading market exists for the Municipal Lease. In determining the liquidity of a Municipal Lease, in accordance with methods adopted by the Board, the following factors relating to the security are considered, among others: (i) the frequency of trades and quotes; (ii) the number of dealers willing to purchase or sell the security; (iii) the willingness of dealers to undertake to make a market; (iv) the nature of the marketplace trades; and (v) the likelihood that the obligation will continue to be marketable based on the credit quality of the municipality or relevant obligor.

The Tax-Exempt Fund intends to invest in Municipal Leases of a broad range of issuers, consistent with prudent regional diversification. Interest payments on qualifying Municipal Leases are exempt from federal income taxes. Investors in most states will generally be subject to state taxation on all or a portion of the income and capital gains produced by such securities.

Floating and Variable Rate Instruments. Certain Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank’s prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed rate securities to interest rate changes and tend to have higher yields when interest rates increase.

However, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates.

The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates.

Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Certain Funds may purchase floating and variable rate demand bonds and notes, which are debt securities ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, a Fund’s right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by a Fund will meet the quality criteria established by [HFAM and each Sub-Adviser] for the purchase of debt securities. [HFAM and the Sub-Advisers] consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Fund’s portfolio, as necessary.

Participation Interests. Certain Funds may purchase from financial institutions participation interests in certain Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by Government Securities. A Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days’ notice, for all or any part of the Fund’s participation interest in the Municipal Obligation, plus accrued interest. The Trust intends that a Fund exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of its investment portfolio. A Fund will invest no more than 5% of the value of its total assets in participation interests.

Zero Coupon Obligations. Certain Funds may invest in zero coupon obligations. Zero coupon obligations generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although each of these Funds will receive no payments on its zero coupon obligations prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon obligations. Such dividends will be paid from the cash assets of the Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Fund otherwise would not have done so. To the extent these Funds are required to liquidate thinly traded securities, the Funds may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by these Funds to pay distributions, each of those Funds will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

The Tax-Exempt Fund, Short-Term Government Fund and Total Return Fund may each invest up to 10% of its assets in zero coupon obligations. Zero coupon obligations are generally divided into two categories: “Pure Zero Obligations,” which are those that pay no interest for their entire life, and “Zero/Fixed Obligations,” which pay no interest for some initial period and thereafter pay interest currently. In the case of a Pure Zero Obligation, the failure to pay interest currently may result from the obligation’s having no stated interest rate, in which case the obligation pays only principal at maturity and is sold at a discount from its stated principal. A Pure Zero Obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the life or payment deferral period of the obligation.

Custodial Receipts. Certain Funds may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon obligations described above. Although under the terms of a custodial receipt a Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Government Stripped Mortgage Related Securities. Certain Funds may invest in government stripped mortgage related securities issued and guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. These securities represent beneficial ownership interests in either periodic principal distributions (“principal-only” or “PO”) or interest distributions (“interest-only” or “IO”) on mortgage related certificates issued by Ginnie Mae, Fannie Mae or Freddie Mac. The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. These Funds will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when [HFAM or the Sub-Adviser] believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by these Funds.

Investing in government stripped mortgage related securities involves risks normally associated with investing in mortgage related securities issued by government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to prepayment on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO government stripped mortgage related securities and increasing the yield to maturity on PO government stripped mortgage related securities. Sufficiently high prepayment rates could result in these Funds’ not fully recovering their initial investment in an IO government stripped mortgage related security. The sensitivity of an IO security that represents the interest portion of a particular class, as opposed to the interest portion of an entire pool, to interest rate fluctuations, may be increased because of the characteristics of the principal portion to which they relate.

Government stripped mortgage related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. No assurance can be given that these Funds will be able to effect a trade of a government stripped mortgage related security at a desired time. These Funds will acquire government stripped mortgage related securities only if a secondary market for the securities exists at the time of acquisition. Except for government stripped mortgage related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Board, the Fund treats government stripped mortgage related securities as illiquid and will limit each Fund’s investments in these securities, together with other illiquid investments, to not more than 15% of its net assets.

Asset-Backed and Receivable-Backed Securities. Certain Funds may invest in securities issued by trusts and special purpose corporations with principal and interest payouts backed by, or supported by, any of various types of assets. These assets typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures similar to the Collateralized Mortgage Obligation or CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

The yield characteristics of asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Funds purchase such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Funds purchase these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The portfolio manager will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

Asset-backed securities involve certain risks that are not posed by other types of CMO securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and Other Collateralized Debt Obligations (“CDOs”). Certain Funds may invest in CBOs, CLOs and other CDOs, which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities (which would have the risks described elsewhere in this document for that type of security) and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities discussed elsewhere in this document, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes, volatility in values, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Mortgage Dollar Rolls. Certain Funds may, with respect to up to 33 1/3% of their total assets, enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any proceeds received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the portfolio manager’s ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

For financial reporting and tax purposes, each of these Funds proposes to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

Short Sales Against the Box. Certain Funds may sell securities “short against the box.” Whereas a short sale is the sale of a security a Fund does not own, a short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

World Equity Benchmark Shares (WEBS) and Other Index-Related Securities. Certain Funds may invest in exchange-traded funds, which are baskets of securities designed to generally track an index or a foreign market, such as iShares or Standard & Poor’s Depositary Receipts (“SPDRs”). These securities are considered to be investment companies for purposes of the Funds’ investment limitations.

Portfolio Holdings.

Each Fund’s uncertified complete list of portfolio holdings information may be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial advisors and affiliated persons of the Fund and (ii) clients of HFAM or its affiliates that invest in the Fund or such clients’ consultants. No compensation or other consideration is received by the Funds, HFAM, the Sub-Advisers or any other person for these disclosures. A list of the entities that receive the Funds’ portfolio holdings information on such basis, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Company	Frequency	Lag
MorningStar Inc.	Quarterly	60 days after quarter end
Lipper, Inc.	Quarterly	60 days after quarter end
Thomson Financial	Quarterly	60 days after quarter end

The largest five portfolio holdings are posted to the Highland Funds II’s website on a monthly basis. In addition, certain service providers to the Funds, HFAM, Sub-Advisers, Transfer Agent (as defined herein) or Underwriter (as defined herein), such as rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, brokers in connection with Fund transactions and providing pricing quotations, members of a bank syndicate providing a committed line of credit to the Funds, transfer agents and entities providing contingent deferred sales charge (“CDSC”) financing, may for legitimate business purposes receive the Funds’ portfolio holdings information earlier than 30 days after month end. If a Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of that Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than 30 days after month end.

Disclosure of a Fund’s portfolio securities as an exception to the Fund’s normal business practice requires a Fund officer (other than the Treasurer) to identify a legitimate business purpose for the disclosure and submit the proposal to the Fund’s Treasurer for approval following business and compliance review. Additionally, no compensation or other consideration is received by the Funds, HFAM, the Sub-Adviser or any other person for these disclosures. The Trustees will review annually a list of such entities that received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Funds’ shareholders on the one hand and HFAM, the Sub-Advisers or any affiliated person of the Funds or such entities on the other hand by creating a structured review and approval process that seeks to ensure that disclosure of information about the Funds’ portfolio securities is in the best interests of the Funds’ shareholders. There can be no assurance, however, that the Funds’ policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.

Holdings are released to all of the persons and entities described above on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

Portfolio holdings of the Funds are disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the first and third fiscal quarters will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six-month fiscal period will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov. In addition, in order to comply with Rule 2a-7, information concerning each class of the Money Market Fund’s portfolio holdings, as well as its average weighted maturity and weighted average life, is posted on the Funds’ website at [                    ], no later than five business days after the end of each month and will remain posted for at least six months thereafter and portfolio holdings of the Money Market Fund will be disclosed on a monthly basis on Form N-MFP.

Each Fund’s top five holdings also are posted on the Funds’ website at www.highlandfunds.com no sooner than 15 days after the end of each month. The day after this information has been made available to the public by means of posting on that website, it may also be included in other advertising and marketing material concerning the Funds.

Finally, each Fund releases information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security.

INVESTMENT RESTRICTIONS

Each Fund is subject to fundamental and non-fundamental investment policies and limitations. Under the 1940 Act, fundamental investment policies and limitations may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.

All Funds except the Small-Cap Equity Fund, Tax-Exempt Fund, and Total Return Fund:

The following policies and limitations supplement those described in the Prospectus and this SAI. Investment restrictions numbered 1 through 8 below have been adopted by the Trust as fundamental policies of all the Funds, except with respect to the Small-Cap Equity Fund, Tax-Exempt Fund, and Total Return Fund. Investment restrictions 9 through 15 are not fundamental policies and may be changed by a vote of the Board at any time.

1. No Fund may borrow money, except that a Fund may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) borrow amounts equal to an additional 5% of its total assets for temporary purposes, (c) invest in permitted leveraged investments, (d) engage in transactions in mortgage dollar rolls and other similar transactions, and (e) engage in other transactions that may entail borrowing or otherwise borrow money to the extent permitted by applicable law.

2. No Fund may lend its assets or money to other persons, except (a) by purchasing debt obligations (including privately placed debt obligations), (b) by lending cash or securities as permitted by applicable law, (c) by entering into repurchase agreements, (d) by investing in permitted leveraged investments, or (e) as otherwise permitted by applicable law.

3. Each Fund shall invest at least 75% of its total assets in some combination of the following: (a) cash and cash items, (b) Government Securities (as defined in the 1940 Act), (c) securities of other investment companies, and (d) other securities. With regard to (d), other securities (acquired pursuant to this policy) are limited as to any single issuer to an amount not greater than 5% of a Fund’s total assets and not more than 10% of the outstanding voting securities of any such issuer, or as otherwise permitted by applicable law.

4. No Fund will make investments that will result in the concentration (as that term is used in the 1940 Act) of its assets in securities of issuers in any one industry.

For Money Market Fund only: Securities issued by domestic banks are not considered to be part of any industry.

5. No Fund may underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the “1933 Act”).

6. Each Fund may purchase or sell real estate, or direct or indirect interests in real estate, subject to other investment policies and applicable law.

7. No Fund may issue senior securities, except as otherwise permitted by its fundamental policy on borrowing or by applicable law.

8. A Fund may purchase or sell commodities or commodity contracts, subject to other investment policies and applicable law.

9. No Fund may purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that (a) each Fund, other than the Money Market Fund, may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures contracts and (b) the Money Market Fund may acquire “puts” and “unconditional puts” as defined in Rule 2a-7 under the 1940 Act.

10. No Fund may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act.

11. No Fund may invest in companies for the purpose of exercising control or management.

12. No Fund may purchase warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund’s net assets. For purposes of this restriction, warrants acquired by a Fund in units or attached to securities may be deemed to be without value. The Money Market Fund may not invest in any form of warrants.

13. No Fund may purchase illiquid investments if more than 15% of the total assets of the Fund would be invested in illiquid investments; the Money Market Fund will not purchase illiquid investments. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

14. No Fund may purchase restricted securities if more than 10% of the total assets of the Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act (“Rule 144A Securities”), that have been determined to be liquid by the Board based upon the trading markets for the securities.

15. Each of the Funds, with the exception of the Total Return Fund, invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the types of investments implied by its name. Each of the Funds will provide shareholders at least 60 days’ prior notice before changing this non-fundamental policy.

Notes to Investment Restrictions

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of investment restriction No. 4 above, the Trust may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable. Also with respect to investment restriction No. 4 (the exclusion for the Money Market Fund’s investment in domestic bank obligations), that Fund will invest in such obligations using the investment criteria of, and in compliance with, Rule 2(a)(7) under the 1940 Act. In evaluating and selecting such investments, [HFAM or the Sub-Advisers], on behalf of that Fund, uses the criteria set forth under the headings “Money Market Fund” and “Money Market Fund Investments” in this statement of additional information.

The Small-Cap Equity Fund

The following policies and limitations supplement those described in the Prospectus and this SAI. Investment restrictions numbered 1 through 8 below have been adopted by the Trust as fundamental policies of the Small-Cap Equity Fund. Investment restrictions 9 through 14 are not fundamental policies and may be changed by a vote of the Board at any time.

1. The Small-Cap Equity Fund may not borrow money, except that the Small-Cap Equity Fund may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33 1/3 % of its total assets (including the amount borrowed), (b) borrow amounts equal to an additional 5% of its total assets for temporary purposes, (c) invest in permitted leveraged investments, (d) engage in transactions in mortgage dollar rolls and other similar transactions, and (e) engage in other transactions that may entail borrowing or otherwise borrow money to the extent permitted by applicable law.

2. The Small-Cap Equity Fund may not lend its assets or money to other persons, except (a) by purchasing debt obligations (including privately placed debt obligations), (b) by lending cash or securities as permitted by applicable law, (c) by entering into repurchase agreements, (d) by investing in permitted leveraged investments, or (e) as otherwise permitted by applicable law.

3. The Small-Cap Equity Fund shall invest at least 75% of its total assets in some combination of the following: (a) cash and cash items, (b) Government Securities, (c) securities of other investment companies, and (d) other securities. With regard to (d), other securities are limited as to any single issuer to an amount not greater than 5% of the the Small-Cap Equity Fund’s total assets and not more than 10% of the outstanding voting securities of any such issuer, or as otherwise permitted by applicable law.

4. The Small-Cap Equity Fund will not make investments that will result in the concentration (as that term is used in the 1940 Act) of its assets in securities of issuers in any one industry.

5. The Small-Cap Equity Fund may not underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Small-Cap Equity Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Small-Cap Equity Fund may acquire securities under circumstances in which, if the securities were sold, the Small-Cap Equity Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the “1933 Act”).

6. The Small-Cap Equity Fund may purchase or sell real estate, or direct or indirect interests in real estate, subject to other investment policies and applicable law.

7. The Small-Cap Equity Fund may not issue senior securities, except as otherwise permitted by its fundamental policy on borrowing or by applicable law.

8. The Small-Cap Equity Fund may purchase or sell commodities or commodity contracts, subject to other investment policies and applicable law.

9. The Small-Cap Equity Fund may not purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that the Small-Cap Equity Fund may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures contracts.

10. The Small-Cap Equity Fund may not invest in companies for the purpose of exercising control or management.

11. The Small-Cap Equity Fund may not purchase warrants (other than warrants acquired by the Small-Cap Equity Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Small-Cap Equity Fund’s net assets. For purposes of this restriction, warrants acquired by the Small-Cap Equity Fund in units or attached to securities may be deemed to be without value.

12. The Small-Cap Equity Fund may not purchase illiquid investments if more than 15% of the total assets of the Small-Cap Equity Fund would be invested in illiquid investments. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by the Small-Cap Equity Fund within seven days in the ordinary course of business at approximately the amount at which the Small-Cap Equity Fund has valued the securities.

13. The Small-Cap Equity Fund may not purchase restricted securities if more than 10% of the total assets of the Small-Cap Equity Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act (“Rule 144A Securities”), that have been determined to be liquid by the Board based upon the trading markets for the securities.

14. The Small-Cap Equity Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the types of investments implied by its name. The Small-Cap Equity Fund will provide shareholders at least 60 days’ prior notice before changing this non-fundamental policy.

Notes to Investment Restrictions

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of investment restriction No. 4 above, the Trust may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable.

The Total Return Fund:

The following policies and limitations supplement those described in the Prospectus and this SAI. Investment restrictions numbered 1 through 8 below have been adopted by the Trust as fundamental policies of the Total Return Fund. Investment restrictions 9 through 13 are not fundamental policies and may be changed by a vote of the Board at any time.

1. The Total Return Fund shall invest at least 75% of its total assets in some combination of the following: (a) cash and cash items, (b) Government Securities (as defined in the 1940 Act), (c) securities of other investment companies, and (d) other securities. With regard to (d), other securities (acquired pursuant to this policy) are limited as to any single issuer to an amount not greater than 5% of the Total Return Fund’s total assets and not more than 10% of the outstanding voting securities of any such issuer, or as otherwise permitted by applicable law.

2. The Total Return Fund will not make investments that will result in the concentration (as that term is used in the 1940 Act) of its assets in securities of issuers in any one industry.

3. The Total Return Fund may purchase or sell commodities or commodity contracts, subject to other investment policies and applicable law.

4. The Total Return Fund may not issue senior securities, except as otherwise permitted by its fundamental policy on borrowing or by applicable law.

5. The Total Return Fund may purchase or sell real estate, or direct or indirect interests in real estate, subject to other investment policies and applicable law.

6. The Total Return Fund may not borrow money, except that it may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33.33% of its total assets (including the amount borrowed), (b) borrow amounts equal to an additional 5% of its total assets for temporary purposes, (c) invest in permitted leveraged investments, (d) engage in transactions in mortgage dollar rolls and other similar transactions, and (e) engage in other transactions that may entail borrowing or otherwise borrow money to the extent permitted by applicable law.

7. The Total Return Fund may not lend its assets or money to other persons, except (a) by purchasing debt obligations (including privately placed debt obligations), (b) by lending cash or securities as permitted by applicable law, (c) by entering into repurchase agreements, (d) by investing in permitted leveraged investments, or (e) as otherwise permitted by applicable law.

8. The Total Return Fund may not underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Total Return Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Total Return Fund may acquire securities under circumstances in which, if the securities were sold, the Total Return Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the “1933 Act”).

9. The Total Return Fund may not purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that the Total Return Fund may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures contracts.

10. The Total Return Fund may not invest in companies for the purpose of exercising control or management.

11. The Total Return Fund may not purchase warrants (other than warrants acquired by the Total Return Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Total Return Fund’s net assets. For purposes of this restriction, warrants acquired by the Total Return Fund in units or attached to securities may be deemed to be without value.

12. The Total Return Fund may not purchase illiquid investments if more than 15% of the total assets of the Total Return Fund would be invested in illiquid investments. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by the Total Return Fund within seven days in the ordinary course of business at approximately the amount at which the Total Return Fund has valued the securities.

13. The Total Return Fund may not purchase restricted securities if more than 10% of the total assets of the Total Return Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act (“Rule 144A Securities”), that have been determined to be liquid by the Board based upon the trading markets for the securities.

Notes to Investment Restrictions for Total Return Fund

The percentage limitations in the restrictions listed above apply at the time of purchases of securities. For purposes of fundamental investment restriction number 2 above, the Company may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Company may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Company may select its own industry classifications, provided such classifications are reasonable. Also for purposes of investment restriction number 2 above, the meaning of concentration is meant to be consistent with the current views of the SEC staff that investments representing more than 25% of a fund’s total assets in an industry or group of industries constitutes concentration for purposes of requiring a recital of a policy under Section 8(b) (1)(E) of the 1940 Act to concentrate in that industry.

The Tax-Exempt Fund:

Investment restrictions numbered 1 through 9 below have been adopted by the Trust as fundamental policies of the Tax-Exempt Fund. Investment restrictions 10 through 15 are not fundamental policies and may be changed by a vote of the Board at any time.

1. The Tax-Exempt Fund shall invest at least 75% of its total assets in some combination of the following: (a) cash and cash items, (b) Government Securities (as defined in the 1940 Act), (c) securities of other investment companies, and (d) other securities. With regard to (d), other securities (acquired pursuant to this policy) are limited as to any single issuer to an amount not greater than 5% of the Tax-Exempt Fund’s total assets and not more than 10% of the outstanding voting securities of any such issuer, or as otherwise permitted by applicable law.

2. The Tax-Exempt Fund may not issue senior securities except as otherwise permitted by its fundamental policy on borrowing or by applicable law.

3. The Tax-Exempt Fund may not borrow money, except that the Tax-Exempt Fund may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) borrow amounts equal to an additional 5% of its total assets for temporary purposes, (c) invest in permitted leveraged investments, (d) engage in transactions in mortgage dollar rolls and other similar transactions, and (e) engage in other transactions that may entail borrowing or otherwise borrow money to the extent permitted by applicable law.

4. The Tax-Exempt Fund may purchase or sell real estate, or direct or indirect interests in real estate, subject to other investment policies and applicable law.

5. The Tax-Exempt Fund may purchase or sell commodities or commodity contracts, subject to other investment policies and applicable law.

6. The Tax-Exempt Fund may not lend its assets or money to other persons, except (a) by purchasing debt obligations (including privately placed debt obligations), (b) by lending cash or securities as permitted by applicable law, (c) by entering into repurchase agreements, (d) by investing in permitted leveraged investments, or (e) as otherwise permitted by applicable law.

7. The Tax-Exempt Fund may not invest more than 25% of the value of the Tax-Exempt Fund’s total assets in securities of issuers in any one industry, except securities issued or guaranteed by a state, municipality or other political subdivision, unless the securities are backed only by the assets and revenues of non-governmental users. For purposes of this restriction, the term industry will be deemed to include (a) the government of any one country other than the United States, but not the U.S. Government, and (b) all supranational organizations.

8. The Tax-Exempt Fund may not underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Tax-Exempt Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Tax-Exempt Fund may acquire securities under circumstances in which, if the securities were sold, the Tax-Exempt Fund might be deemed to be an underwriter for purposes of the 1933 Act.

9. The Tax-Exempt Fund may not invest its assets so that, during any fiscal year, least than 80% of the income generated by the Tax-Exempt Fund is exempt from regular Federal income taxes and the Federal alternative income tax.

10. The Tax-Exempt Fund may not invest in the securities of an issuer for the purpose of exercising control or management, but the Tax-Exempt Fund may do so where it is deemed advisable to protect or enhance the value of an existing investment.

11. The Tax-Exempt Fund may not purchase securities of any other investment company, except in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokerage commission) and only to the extent of 10% of the Tax-Exempt Fund’s assets or as part of a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act.

12. The Tax-Exempt Fund may not purchase restricted securities if more than 10% of the total assets of the Tax-Exempt Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding, for purposes of this restriction, repurchase agreements having less than seven days to maturity, reverse repurchase agreements, firm commitment agreements, futures contracts and options thereon, and Rule 144A Securities that have been determined to be liquid by the Board based upon the trading markets for the securities.

13. The Tax-Exempt Fund may not purchase securities on margin, except any short-term credits which may be necessary for the clearance of transactions and the initial or maintenance margin in connection with options and futures contracts and related options.

14. The Tax-Exempt Fund may not make short sales of securities, unless the Tax-Exempt Fund owns an equal amount of the securities or securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short; provided that this restriction shall not prohibit the use of options and futures contracts for hedging purposes.

15. The Tax-Exempt Fund may not purchase any security while borrowings representing more than 5% of the Tax-Exempt Fund’s net assets (including loans, reverse repurchase agreements or other borrowings) are outstanding.

Notes to Investment Restrictions

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of investment restriction No. 7 above, the Trust may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for each Fund are made by the portfolio manager, subject to review by the Board. Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On many foreign exchanges, commissions are fixed and may be higher than for securities traded on U.S. exchanges. Generally, no stated commissions are applicable to securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. Government Securities generally will be purchased on behalf of a Fund from underwriters or dealers, although certain newly issued Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

The Funds have adopted, and the Board has approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers. In accordance with these procedures, in selecting brokers or dealers to execute securities transactions on behalf of a Fund, the portfolio manager seeks the most favorable terms available under the circumstances (“best execution”). In assessing the overall terms available when seeking best execution for any transaction, the portfolio manager considers factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In selecting brokers or dealers to execute securities transactions on behalf of a Fund, the portfolio manager does not take into account a broker or dealer’s promotional or sales efforts on behalf of a Fund.

In addition, the investment advisory agreement between the Trust and HFAM relating to each Fund authorizes HFAM, on behalf of the Fund, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund and/or other accounts over which HFAM or its affiliates exercise investment discretion. The fees under the investment advisory agreement relating to a Fund will not be reduced by reason of the Fund’s receiving brokerage and research services. Such services include analyses and reports regarding issuers, industries, economic trends, portfolio strategy, and may effect securities transactions and perform certain functions related thereto. In addition, such services may include advice concerning the advisability of investing in, purchasing or selling securities and the availability of particular securities or buyers or sellers of securities. The research services received from broker-dealers that execute transactions on behalf of a Fund may be useful to HFAM in servicing that Fund as well as all of HFAM’s accounts and not all of these services may be used in connection with the particular Fund or Funds generating the commissions. Consistent with limits established by the Federal securities laws, a Fund may pay broker-dealer commissions for agency transactions that exceed the amount of commissions charged by other broker-dealers in recognition of their research and brokerage services.

The following table shows the amount of brokerage commissions paid by certain Funds over the past three fiscal years. Variations in the amount of brokerage commissions paid by a Fund from year to year may result from changing asset levels, market conditions or changes in HFAM’s outlook. Funds that are not listed paid no brokerage commissions.

Fund	Fiscal Year ended September 30, 2010	Fiscal Year ended September 30, 2009	Fiscal Year ended September 30, 2008
U.S. Equity Fund	$249,380	$381,637	$436,392
Premier Growth Fund	$73,450	$80,448	$126,231
Core Value Equity Fund	$42,321	$63,317	$64,041
Small-Cap Equity Fund	$60,311	$55,970	$48,441
Global Equity Fund	$81,920	$79,512	$108,933
International Equity Fund	$51,231	$84,041	$89,591
Total Return Fund	$107,559	$103,338	$151,620

Prior to [February 18], 2011, GEAM was the investment adviser to the Funds.

The following table shows the dollar amount of brokerage commissions paid to firms that provided research and brokerage services and the approximate dollar amount of transactions involved during the fiscal year ended September 30, 2010. Funds that are not listed paid no brokerage commissions to firms that provided such services.

Fund	Commissions Paid to Firms for Brokerage and Research Services	Total Amount of Transactions to Firms for Brokerage and Research Services
U.S. Equity Fund	$86,530	$95,971,663
Premier Growth Fund	$15,810	$18,487,189
Core Value Equity Fund	$15,662	$14,358,517
Small-Cap Equity Fund	$35,562	$13,958,854
Global Equity Fund	$16,678	$16,522,508
International Equity Fund	$7,156	$4,045,468
Total Return Fund	$19,450	$15,352,517

Prior to [February 18], 2011, GEAM was the investment adviser to the Funds.

The following table shows the dollar amount of brokerage commissions paid to each firms that provided research and brokerage services obtained in compliance with Section 28(e) of the Exchange Act and the approximate dollar amount of transactions involved during the fiscal year ended September 30, 2010.

Firm	Commissions Paid to Firm for Brokerage and Research Services	Total Amount of Transactions for Brokerage and Research Services
Barclay’s Capital Inc.	$61,858	$63,813,509
Chapdelaine Institutional Equities	$3,112	$3,274,379
Citigroup	$14,067	$10,303,226
Credit Suisse	$39,604	$40,783,228
UBS	$12,758	$10,334,877
Weeden & Co.	$19,188	$19,069,745
Bank of America Merrill Lynch	$4,942	$5,816,082
ITG Channel Europe	$3,377	$9,739,024

Prior to [February 18], 2011, GEAM was the investment adviser to the Funds.

The Funds did not pay any brokerage commissions to affiliated brokers during the previous three fiscal years.

PORTFOLIO TURNOVER

The frequency and amount of portfolio purchases and sales (known as the “turnover rate”) will vary from year to year. The portfolio turnover rate may vary greatly from year to year and will not be a limiting factor when HFAM or Sub-Adviser, as applicable, deems portfolio changes appropriate. Although the Funds generally do not intend to trade for short-term profits, the securities held by a Fund will be sold whenever HFAM or Sub-Adviser, as applicable, believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Higher portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions that a Fund will bear directly, and can cause the Fund to recognize more short-term capital gains (which are taxable to shareholders at higher rates than long-term capital gains). Each Fund may engage in active trading to achieve its investment goals and, as a result, may have substantial portfolio turnover. The Money Market Fund may attempt to increase its yield by trading to take advantage of short-term market variations, which trading would result in the Fund experiencing high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, however, this type of trading by the Money Market Fund will not result in the Fund’s paying higher brokerage commissions.

The following table provides the portfolio turnover rates for each Fund over the past two fiscal years.

Fund	Portfolio Turnover for Period Ended 9/30/10	Portfolio Turnover for Period Ended 9/30/09
U.S. Equity Fund	41%	49%
Premier Growth Fund	21%	27%
Core Value Equity Fund	50%	69%
Small-Cap Equity Fund	42%	51%
Global Equity Fund	68%	60%
International Equity Fund	44%	60%
Income Fund	342%	341%
Government Securities Fund	507%	157%
Short-Term Government Fund	274%	212%
Tax-Exempt Fund	28%	24%
Total Return Fund	137%	144%
Money Market Fund	N/A	N/A

Prior to [February 18], 2011, GEAM was the investment adviser to the Funds.

MANAGEMENT OF THE TRUST

The Board provides broad oversight of the operations and affairs of the Funds and protects the interests of shareholders. The Board has overall responsibility to manage and control the business affairs of the Funds, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Funds’ business. The names and ages of the Trustees and officers of the Funds, the year each was first elected or appointed to office, their principal business occupations during the last five years, the number of funds overseen by each Trustee and other directorships or trusteeships they hold are shown below. The business address for each Trustee and officer of the Funds is c/o Highland Funds Asset Management, L.P., NexBank Tower, 13455 Noel Road, Suite 800, Dallas, TX 75240.

Name and Age	Position(s) with each Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Highland Funds Complex Overseen by Trustee(1)	Other Directorships/ Trusteeships Held	Experience, Qualifications, Attributes, Skills for Board Membership
INDEPENDENT TRUSTEES

Timothy K. Hui (Age 62)	Trustee	Indefinite Term; Trustee since 2011.	Vice President since February 2008, Dean of Educational Resources from July 2006 to January 2008, and Assistant Provost for Graduate Education from July 2004 to June 2006 at Philadelphia Biblical University.	23	None	Significant experience on this and/or other boards of directors/trustees; administrative and managerial experience; legal training and practice.

Scott F. Kavanaugh (Age 49)	Trustee	Indefinite Term; Trustee since 2011.	Vice-Chairman, President and Chief Executive Officer at Keller Financial Group since September 2007; Chairman and Chief Executive Officer at First Foundation Bank since September 2007; Vice-Chairman, President and Chief Operating Officer of First Foundation, Inc. (holding company) since September 2007; and private investor since February 2004.	23	None	Significant experience on this and/or other boards of directors/trustees; significant executive experience including current and past service as chairman and chief executive officer of a bank; other financial industry and banking experience.

Name and Age	Position(s) with each Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Highland Funds Complex Overseen by Trustee(1)	Other Directorships/ Trusteeships Held	Experience, Qualifications, Attributes, Skills for Board Membership
James F. Leary (Age 80)	Trustee	Indefinite Term; Trustee since 2011.	Managing Director, Benefit Capital Southwest, Inc. (a financial consulting firm) since January 1999.	23	Board Member of Capstone Group of Funds (7 portfolios)	Significant experience on this and/or other boards of directors/trustees; significant executive experience including past service as chief financial officer of an operating company; audit committee financial expert.

Bryan A. Ward (Age 55)	Trustee	Indefinite Term; Trustee since 2011.	Senior Manager, Accenture, LLP (a consulting firm) since January 2002.	23	None	Significant experience on this and/or other boards of directors/trustees; significant managerial and executive experience; significant experience as a management consultant.

INTERESTED TRUSTEE

R. Joseph Dougherty[2] (Age 40)	Trustee and Chairman of the Board, President and Chief Executive Officer	Indefinite Term; Trustee and Chairman of the Board since 2011	Team Leader of HCM since 2000, Trustee of the funds in the Highland Fund Complex since 2004 and President and Chief Executive Officer of the funds in the Highland Fund Complex since December 2008; Director of NexBank Securities, Inc. since June 2009; Senior Vice President of Highland Distressed Opportunities, Inc. from September 2006 to June 2009; Senior Vice President of the funds in the Highland Fund Complex from 2004 to December 2008.	23	None	Positions and experience at HFAM & HCM; continuing service as President and Chief Executive Officer of the Trust; significant executive and financial experience.

Name and Age	Position(s) with each Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS

R. Joseph Dougherty (Age 40)	Trustee and Chairman of the Board, President and Chief Executive Officer	Indefinite Term; Trustee and Chairman of the Board since inception in 2006; President and Chief Executive Officer since December 2008	Team Leader of HCM since 2000, Trustee of the funds in the Highland Fund Complex since 2004 and President and Chief Executive Officer of the funds in the Highland Fund Complex since December 2008; Director of NexBank Securities, Inc. since June 2009; Senior Vice President of Highland Distressed Opportunities, Inc. from September 2006 to June 2009; Senior Vice President of the funds in the Highland Fund Complex from 2004 to December 2008.

Brian Mitts (Age 40)	Treasurer (Principal Accounting Officer and Principal Financial Officer)	Indefinite Term; Treasurer since November 2010	Senior Retail Fund Analyst of HCM since 2007 and Principal Accounting Officer and Treasurer of the funds in the Highland Fund Complex since November 2010; Manager of Financial Reporting at HBK Investments (a hedge fund) from 2005 to 2007.

Ethan Powell (Age 35)	Secretary	Indefinite Term; Secretary since November 2010	Senior Retail Fund Analyst of HCM since 2007 and Secretary of the funds in the Highland Fund Complex since November 2010; Manager in the Merger and Acquisitions Division at Ernst & Young from 1999 to 2006.

Matthew S. Okolita (Age 29)	Chief Compliance Officer	Indefinite Term; Chief Compliance Officer since May 2010	Chief Compliance Officer of HCM and Cummings Bay Capital Management, L.P. (a sub-adviser) since May 2010; Chief Compliance Officer of Highland Capital Management Europe, LTD. (an FSA registered adviser) and certain other investment advisers affiliated with the Adviser since June 2010; Compliance Manager of HCM from March 2008 to May 2010; Legal Associate at NewStar Financial Inc. (a commercial finance company) from August 2006 to December 2007; Compliance Associate at Commonwealth Financial Network (a registered investment adviser/broker-dealer) from January 2004 to August 2006.

[1]	The “Highland Funds Complex” consists of all of the registered investment companies advised by HFAM and HCM as of the date of this SAI.
[2]	Mr. Dougherty is deemed to be an “interested person” of the Funds under the 1940 Act because of his position with HFAM and HCM.

Qualifications of Trustees

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on company boards (including public companies and, where relevant, other investment companies) and the boards of other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. Each Trustee’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board are summarized in the table above.

Trustees’ Compensation

The officers of the Funds and those of its Trustees who are “interested persons” (as defined in the 1940 Act) of the Funds receive no direct remuneration from the Funds. The following table sets forth the aggregate compensation anticipated to be paid to each of the Trustees who is not an “interested person” (as defined in the 1940 Act) of the Funds (the “Independent Trustees”) by the Funds and the total compensation anticipated to be paid to each of the Trustees by the Highland Funds Complex for the fiscal year ending September 30, 2011.

Name of Trustee	Aggregate Compensation From the Trust			Pension or Retirement Benefits Accrued as Part of the Funds’ Expense	Estimated Annual Benefits Upon Retirement	Total Compensation From the Highland Funds Complex
Interested Trustee
R. Joseph Dougherty		$0		$0	$0		$0
Independent Trustees
Timothy K. Hui	$	[	]	$0	$0	$	[	]
Scott F. Kavanaugh	$	[	]	$0	$0	$	[	]
James F. Leary	$	[	]	$0	$0	$	[	]
Bryan A. Ward	$	[	]	$0	$0	$	[	]

Each Independent Trustee receives an annual retainer of $[150,000] payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets.

Role of the Board, Leadership Structure and Risk Oversight

The Role of the Board

The Board oversees the management and operations of the Trust. Like most registered investment companies, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as HFAM, the Sub-Advisers, and the distributor, administrator, custodian, and transfer agent, each of which is discussed in greater detail in this Statement of Additional Information. The Board has appointed senior employees of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. The Board receives regular reports from these officers and service providers regarding the Trust’s operations. For example, the Treasurer provides reports as to financial reporting matters and investment personnel report on the performance of the Trust’s portfolios. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal in person Board meetings which are typically held quarterly, in person, and involve the Board’s review of, among other items, recent Trust operations. The Board also periodically holds telephonic meetings as part of its review of the Trust’s activities. From time to time one or more members of the Board may also meet with management in less formal settings, between scheduled Board meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure and Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board consists of five Trustees, four of whom are Independent Trustees. The Chairman of the Board, Mr. R. Joseph Dougherty, also serves as President and Chief Executive Officer of the Trust, and as such he participates in the oversight of the Trust’s day-to-day business affairs. The Board believes that Mr. Dougherty’s roles as both Chairman of the Board and President and Chief Executive Officer of the Trust facilitates communications between HFAM and the Board and helps to enhance the remaining Trustees’ understanding of the operations of HFAM and the Trust. Mr. Dougherty is an “interested person” of the Trust (an “Interested Trustee”) because of his position with HFAM. The Trustees meet periodically throughout the year in person and by telephone to oversee the Trust’s activities, review contractual arrangements with service providers for the Trust and review the Trust’s performance. The Board conducts much of its work through certain standing Committees, each of which is comprised exclusively of all of the Independent Trustees and each of whose meetings are chaired by an Independent Trustee. The Board has four committees, the Audit Committee, the Nominating Committee, the Litigation Committee and the Qualified Legal Compliance Committee, which are discussed in greater detail below.

Audit Committee. Pursuant to the Audit Committee Charter adopted by the Board of Trustees, the function of the Audit Committee is to (1) oversee the Trust’s accounting and financial reporting processes and the audits of the Trust’s financial statements and (2) assist in Board oversight of the integrity of the Trust’s financial statements, the Trust’s compliance with legal and regulatory requirements, and the independent registered public accounting firm’s qualifications, independence and performance. The Audit Committee is comprised of Messrs. Hui, Kavanaugh, Leary and Ward (effective as of [            ], 2011). The Audit Committee met four times during the fiscal year ending September 30, 2010. Mr. Kavanaugh acts as the Chairman of the Audit Committee.

Nominating Committee. The Nominating Committee’s function is to canvass, recruit, interview, solicit and nominate Trustees. The Nominating Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, NexBank Tower, 13455 Noel Road, Suite 800, Dallas, Texas 75240. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the recommended nominee’s ability to meet the responsibilities of a Trustee of the Trust. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee. The Nominating Committee is comprised of Messrs. Hui, Kavanaugh, Leary and Ward (effective as of [            ], 2011). The Nominating Committee did not meet during the fiscal year ending September 30, 2010. The Nominating Committee does not have a Chairman, although meetings of the Committee are chaired by an Independent Trustee.

Litigation Committee. The Litigation Committee’s function is to seek to address any potential conflicts of interest among the Trust, the Adviser and the Sub-Adviser, as applicable, in connection with any potential or existing litigation or other legal proceeding relating to securities held by the Trust and the Adviser or Sub-Adviser or another client of the Adviser or Sub-Advisers, as applicable. The Litigation Committee is comprised of Messrs. Hui, Kavanaugh, Leary and Ward. The Litigation Committee did not meet during the fiscal year ending September 30, 2010. The Litigation Committee does not have a Chairman, although meetings of the Committee are chaired by an Independent Trustee.

Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee (“QLCC”) is charged with compliance with Rules 205.2(k) and 205.3(c) of Title 17 of the Code of Federal Regulations regarding alternative reporting procedures for attorneys representing the Trust who appear and practice before the SEC on behalf of the Trust. The QLCC is comprised of Messrs. Hui, Kavanaugh, Leary and Ward. The QLCC did not meet during the fiscal year ending September 30, 2010. The QLCC does not have a Chairman, although meetings of the Committee are chaired by an Independent Trustee.

The Trust does not have a lead Independent Trustee. As noted above, the Board’s leadership structure features all of the Independent Trustees serving as members of each Board Committee. Inclusion of all Independent Trustees in the Committees allows them to participate in the full range of the Board’s oversight duties, including oversight of the risk management process. In addition, although the Independent Trustees recognize that having a lead Independent Trustee may in some circumstances help coordinate communications with management and otherwise assist a board in the exercise of its oversight duties, the Independent Trustees believe that because of the relatively small size of the Board, the ratio of Independent Trustees to Interested Trustees and the good working relationship among the Board members, it has not been necessary to designate a lead Independent Trustee.

The Board periodically reviews its leadership structure, including the role of the Chairman. The Board also completes an annual self-assessment during which it reviews its leadership and Committee structure and considers whether its structure remains appropriate in light of the Trust’s current operations. The Board believes that its leadership structure, including having an Interested Chairman and the current percentage of the Board who are Independent Trustees, is appropriate given its specific characteristics. These characteristics include: (i) HFAM’s role in the operation of the Trust’s business; (ii) the extent to which the work of the Board is conducted through the standing Committees, each of whose meetings are chaired by an Independent Trustee and comprised of all Independent Trustees; (iii) the extent to which the Independent Trustees meet as needed, together with their independent legal counsel, in the absence of members of management and members of the Board who are “interested persons” of the Trust; and (iv) Mr. Dougherty’s additional role with HFAM, which enhances the Board’s understanding of the operations of HFAM.

Board Oversight of Risk Management

The Board’s role is one of oversight, rather than active management. This oversight extends to the Trust’s risk management processes. These processes are embedded in the responsibilities of officers of, and service providers to, the Trust. For example, HFAM, the Sub-Advisers and other service providers to the Trust are primarily responsible for the management of the Trust’s investment risks. The Board has not established a formal risk oversight committee; however, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight. For example, the Trustees seek to understand the key risks facing the Trust, including those involving conflicts of interest; how management identifies and monitors these risks on an ongoing basis; how management develops and implements controls to mitigate these risks; and how management tests the effectiveness of those controls.

In the course of providing that oversight, the Board receives a wide range of reports on the Trust’s activities from HFAM, the Sub-Advisers and other service providers, including reports regarding the Funds’ investment portfolios, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board also meets periodically with the Trust’s Chief Compliance Officer to receive reports regarding the compliance of the Funds with the federal securities laws and the Trust’s internal compliance policies and procedures, and meets with the Trust’s Chief Compliance Officer periodically, including at least annually, to review the Chief Compliance Officer’s annual report, including the Chief Compliance Officer’s risk-based analysis for the Trust. The Board’s Audit Committee also meets regularly with the Treasurer and Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board also meets periodically with the portfolio managers of each Fund to receive reports regarding the management of the Fund, including its investment risks.

Share Ownership

[The following table shows the dollar range of equity securities beneficially owned by the Trustees in each Fund and the aggregate dollar range of equity securities owned by the Trustees in all funds overseen by the Trustees in the Highland Funds Complex as of December 31, 2010.]

Name of Trustee	U.S. Equity Fund	Core Value Equity Fund	Premier Growth Equity Fund	Small- Cap Equity Fund	Global Equity Fund	International Equity Fund	Fixed Income Fund	Government Securities Fund	Short-Term Government Fund	Tax-Exempt Fund	Total Return Fund	Money Market Fund	Aggregate Dollar Range of Equity Securities Owned in All Funds Overseen by Trustee in the Highland Fund Complex
Interested Trustee

R. Joseph Dougherty

Independent Trustees

Timothy K. Hui

Scott F. Kavanaugh

James F. Leary

Bryan A. Ward

Trustee Positions

As of December 31, 2010, no Independent Trustee nor any of his immediate family members owned beneficially or of record any class of securities of the Adviser or Underwriter or any person controlling, controlled by or under common control with any such entities.

Code of Ethics

The Funds, HFAM and the Sub-Advisers have each adopted codes of ethics that essentially prohibit certain of their personnel, including the Funds’ portfolio managers, from engaging in personal investments that compete or interfere with, or attempt to take advantage of a client’s, including each Fund’s, anticipated or actual portfolio transactions, and are designed to assure that the interests of clients, including Fund shareholders, are placed before the interests of personnel in connection with personal investment transactions. Under the codes of ethics of the Funds, the Adviser and the Sub-Advisers, personal trading is permitted by such persons subject to certain restrictions; however, they are generally required to pre-clear most securities transactions with the appropriate compliance officer and to report all transactions on a regular basis.

Anti-Money Laundering Compliance

The Funds and their service providers may be required to comply with various anti-money laundering laws and regulations. Consequently, a Fund and its service providers may request additional information from you to verify your identity. If at any time a Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” a shareholder’s account. A Fund and its service providers also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the Fund or its service providers may not be permitted to inform the shareholder that it has taken the actions described above.

Investment Adviser

HFAM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). HFAM, which currently has no advisory clients, is under common control, and shares personnel, with HCM, an experienced and established adviser that specializes in credit and special situation investing. As of September 30, 2010, HCM managed $22.3 billion in leveraged loans, high-yield bonds, structured products and other assets for banks, insurance companies, hedge funds, pension plans, foundations and high-net-worth individuals, of which approximately $2 billion was managed in registered investment companies (i.e., the Highland Funds). The personnel responsible for management and administration of the Highland Funds advised by HCM also will be responsible for the management and administration of the Funds. HFAM’s principal office address is 13455 Noel Road, Suite 800, Dallas, Texas 75240.

HFAM is controlled by its general partner, Strand Advisors XVI, Inc., of which James Dondero is the sole stockholder. Mr. Dondero is not an officer, director or employee of HFAM. The address of both Strand Advisors XVI, Inc. and James Dondero is 13455 Noel Road, Suite 800, Dallas, Texas 75240.

Highland Investment Advisory Agreements

The duties and responsibilities of HFAM are specified in investment advisory and administration agreements (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”) between HFAM and the Trust on behalf of the respective Funds. Under each Advisory Agreement. HFAM, subject to the supervision of the Trust’s Board, provides a continuous investment program for the relevant Fund’s assets, including investment research and management. HFAM determines from time to time what investments are purchased, retained or sold by the Fund and places purchase and sale orders for the Fund’s investments. HFAM provides the Trust with all executive, administrative, clerical and other personnel necessary to operate each Fund, and pays salaries and other employment-related costs of employing these persons. HFAM furnishes the Trust and each Fund with office space, facilities, and equipment and pays the day-to-day expenses related to the operation of such space, facilities and equipment. HFAM, as administrator, also: (a) maintains the books and records of each Fund; (b) prepares reports to shareholders of each Fund; (c) prepares and files tax returns for each Fund; (d) assists with the preparation and filing of reports and the Trust’s registration statement with the SEC; (e) provides appropriate officers for the Trust; (f) provides administrative support necessary for the Board to conduct meetings; and (g) supervises and coordinates the activities of other service providers, including independent auditors, legal counsel, custodians, accounting service agents and transfer agents.

HFAM carries out its duties under each Investment Advisory Agreement at its own expense. Each Fund pays its own ordinary operating and activity expenses, such as legal and auditing fees, investment advisory fees, administrative fees, custodial fees, transfer agency fees, the cost of communicating with shareholders and registration fees, as well as other operating expenses such as interest, taxes, brokerage, insurance, bonding, compensation of Independent Trustees of the Funds and extraordinary expenses.

Each Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance (or reckless disregard) of its obligations or duties thereunder on the part of HFAM, HFAM shall not be subject to liability to a Fund for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the Investment Advisory Agreement relates.

Investment Advisory Fees

The Funds pay HFAM fees for advisory services provided under the Advisory Agreements that are accrued daily and paid monthly at the following annual rates based upon the value of the Funds’ average daily net assets: U.S. Equity Fund — 0.40%, Core Value Equity Fund — 0.55%, Premier Growth Fund — 0.60%, Small-Cap Equity Fund — 0.95%, Global Equity Fund — 0.75%, International Equity Fund — 0.80%, Income Fund — 0.35%, Government Securities Fund — 0.40%, Short-Term Government Fund — 0.30%, Tax-Exempt Fund — 0.35%, Total Return Fund — 0. 50%, and Money Market Fund — 0.25%.

For the fiscal year ended September 30, 2010, the following reimbursement amounts were made:

Fund	Reimbursement
U.S. Equity Fund	$20,603
Core Value Equity Fund	$17,796
Premier Growth Fund	$9,827
Small-Cap Equity Fund	$58,117
Global Equity Fund	$2,379
International Equity Fund	$31,671
Income Fund	$81,752
Government Securities Fund	$18,531
Short-Term Government Fund	$18,604
Tax-Exempt Fund	$2,749
Total Return Fund	$140,010
Money Market Fund	$759,467

Prior to [February 18], 2011, GEAM was the investment adviser to the Funds. Pursuant to an agreement between GEAM and HFAM, any expenses borne by GEAM and waived by GEAM may be reimbursed to HFAM by the Fund receiving such a waiver, to the extent such Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. A Fund will not be obligated to reimburse HFAM for any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense were reduced.

The following table provides total investment advisory and administration fees paid by each Fund*, and, where applicable, total fees and expenses waived for the last three fiscal years.

	Total Fees for Fiscal Year Ended 9/30/10	Fees and Expenses Waived 9/30/10	Total Fees for Fiscal Year ended 9/30/09	Fees and expenses waived 9/30/09	Total Fees for Fiscal Year ended 9/30/08	Fees and expenses waived 9/30/08
U.S. Equity Fund	$1,242,946	$20,603	$1,098,356	$12,800	$1,654,964	$8,736
Core Value Equity Fund	$212,292	$9,827	$177,672	$60,916	$285,468	$88,137
Premier Growth Fund	$1,144,086	$17,796	$893,733	$12,163	$1,427,920	$5,995
Small-Cap Equity Fund	$354,449	$58,117	$336,478	$21,030	$469,573	$7,079
Global Equity Fund	$341,210	$2,379	$301,455	$2,916	$535,782	$1,164
International Equity Fund	$258,543	$31,671	$330,624	$94,682	$578,222	$101,884
Income Fund	$356,686	$81,752	$415,945	$66,416	$488,788	$50,373
Government Securities Fund	$419,486	$18,531	$466,358	$7,995	$478,234	$35,340
Short-Term Government Fund	$304,437	$18,604	$337,245	$16,531	$302,726	$17,245
Tax-Exempt Fund	$145,483	$2,749	$120,687	$78,309	$112,712	$82,083
Total Return Fund	$640,260	$140,010	$479,975	$130,849	$585,690	$45,460
Money Market Fund	$2,321,655	$759,467	$2,055,396	$2,731	$1,536,572	—

*	Paid to GEAM, the investment adviser to the Funds prior to [February 18], 2011.

Investment Sub-Advisers

Each Advisory Agreement permits HFAM, subject to the approval of the Board and other applicable legal requirements, to enter into any advisory or sub-advisory agreement with affiliated or unaffiliated entities whereby such entity would perform some or all of HFAM’s responsibilities under the Advisory Agreement. In this event, HFAM remains responsible for ensuring that these entities perform the services that each undertakes pursuant to a sub-advisory agreement. HFAM has engaged GEAM to manage each of the Funds, except the Small-Cap Equity Fund. HFAM has engaged the following investment sub-advisers to each manage a portion of the Small-Cap Equity Fund: Palisade and Champlain.

GEAM

GEAM is registered as an investment adviser under the Advisers Act, and is located at 3001 Summer Street, Stamford, Connecticut 06905. GEAM, which was formed under the laws of Delaware in 1988, is a wholly owned subsidiary of General Electric Company (“GE”). GE is a diversified technology, media and financial services company with products and services ranging from aircraft engines, power generation and water processing to medical imaging, business and consumer financing and media content. GE serves customers in more than 100 countries and employs more than 300,000 people worldwide. GEAM currently provides advisory services with respect to a number of other mutual funds and private institutional accounts. The professionals responsible for the investment operations of GEAM also provide investment advisory services with respect to GE’s pension and benefit plans and a number of funds offered exclusively to GE employees, retirees and certain related persons. These funds include the Elfun Family of Funds (the first of which, Elfun Trusts, was established in 1935) and certain funds offered as part of GE’s 401(k) program (also known as the GE Savings and Security Program). As of September 30, 2010, GEAM had approximately $117.2 billion of assets under management, of which approximately $21.9 billion was invested in mutual funds.

Under the GEAM Sub-Advisory Agreements, GEAM will be compensated by HFAM out of the advisory fees HFAM receives from the Funds, or directly by the Funds, in which case, HFAM’s advisory fee will be reduced by the amount of compensation paid to GEAM by the Funds. The sub-advisory fee for each Fund is based on the average daily value of its allocated assets, less accrued liabilities of that Fund related or allocated to the assets allocated to it by HFAM (“Allocated Assets”) (other than the aggregate amount of any outstanding borrowings constituting financial leverage). GEAM will be entitled to receive from HFAM, a monthly fee, computed and accrued daily, based on the annual rates as set forth below:

Fund	Sub-Advisory Fee Rate
GE U.S. Equity Fund	0.200%
GE Core Value Equity Fund	0.275%
GE Premier Growth Equity Fund	0.300%
GE Global Equity Fund	0.375%
GE International Equity Fund	0.400%
GE Fixed Income Fund	0.175%
GE Government Securities Fund	0.200%
GE Short-Term Government Fund	0.150%
GE Tax-Exempt Fund	0.175%
GE Total Return Fund	0.250%
GE Money Market Fund	0.125%

Palisade

Palisade, having its principal office located at One Bridge Plaza, Fort Lee, New Jersey 07024, provides a continuous investment program with respect to Palisade’s Allocated Assets, which may be changed from time to time at the sole discretion of GEAM. Palisade is registered as an investment adviser under the Advisers Act, and was formed in 1995 to focus on managing small-cap strategies with a focus on core style of investment. Prior to October 1, 2008, Palisade had served as the sole sub-adviser to Small-Cap Equity Fund since the Fund’s inception in April of 2000. For the fiscal year ended September 30, 2008, sub-advisory fees of $280,139 were paid to Palisade. For the fiscal years ended September 30, 2010, and September 30, 2009, GEAM paid a collective sub-advisory fee of $214,869 and $208,223, respectively, to Palisade, Champlain, GlobeFlex Capital, LP (“GlobeFlex”) and SouthernSun Asset Management, LLC (“SouthernSun”) for their investment sub-advisory services to the Small-Cap Equity Fund for those periods. As of [February 18], 2011, the sub-advisers for Small-Cap Equity Fund are Palisade and Champlain.

Champlain

Champlain, having its principal office located at 346 Shelburne Road, 6th Floor, Burlington, Vermont 05401, provides a continuous investment program with respect to Champlain’s Allocated Assets, which may be changed from time to time at the sole discretion of GEAM. Champlain is registered as an investment adviser under the Advisers Act, and was formed in 2004 to focus on managing core small and mid-cap strategies. Champlain has served as one of the sub-advisers to the Fund since October 1, 2008, and therefore, no sub-advisory fees were paid to Champlain in the fiscal year ended September 30, 2008. For the fiscal years ended September 30, 2010, and September 30, 2009, GEAM paid a collective sub-advisory fee of $214,869 and $208,223, respectively, to Palisade, Champlain, GlobeFlex and SouthernSun for their investment sub-advisory services to the Small-Cap Equity Fund for those periods. As of [February 18], 2011, the sub-advisers for Small-Cap Equity Fund are Palisade and Champlain.

Investment Subadvisory Agreements

Each respective Sub-Advisory Agreement with each of GEAM, Palisade and Champlain is not assignable and may be terminated without penalty by either the Sub-Adviser or HFAM upon 60 days’ written notice to the other or by the Board, or by the vote of a majority of the outstanding voting securities of the Fund, on 60 days’ written notice to Sub-Adviser. Each Sub-Advisory Agreement provides that respective Sub-Adviser may render similar sub-advisory services to other clients so long as the services that it provides under the Agreement are not impaired thereby. Each Sub-Advisory Agreement also provides that a Sub-Adviser shall not be liable for any loss incurred by the Fund except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the respective Sub-Advisory Agreement.

Under the terms of the Asset Purchase Agreement under which HFAM purchased the Funds from GEAM, HFAM would be subject to financial penalties if it terminates GEAM’s sub-advisory relationship with the Funds without Good Reason (as defined in the Proxy Statement dated November 10, 2010) before the second anniversary of the transaction’s closing date.

Securities Activities of GEAM and the Sub-Advisers

Securities held by the Funds also may be held by other funds or separate accounts for which HFAM and/or the Sub-Advisers act as an adviser. Because of different investment objectives or other factors, a particular security may be bought by HFAM and/or the Sub-Advisers for one or more of its clients, when one or more other clients are selling the same security. If purchases or sales of securities for a Fund or other client of HFAM and/or a Sub-Adviser arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of HFAM and/or any Sub-Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when HFAM and/or a Sub-Adviser (under the supervision of the Board) deem the purchase or sale of a security to be in the best interests of the Trust as well as other funds or accounts for which HFAM and/or a Sub-Adviser acts as an adviser, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other funds or accounts in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by HFAM and/or a Sub-Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Trust and to such other funds or accounts. In some cases this procedure may adversely affect the size the position obtainable for a Fund.

Portfolio Managers – Other Accounts Managed

The following table identifies for each Fund: (i) the portfolio managers identified in the Prospectuses who are primarily responsible for the day-to-day management of the Funds, (ii) the number of registered investment companies managed by each portfolio manager on a day-to-day basis (excluding the subject Fund) and the corresponding total assets managed in such investment companies, (iii) the number of other pooled investment vehicles managed by each portfolio manager on a day-to-day basis and the corresponding total assets managed in such pooled investment vehicles, (iv) the number of other accounts managed by each portfolio manager on a day-to-day basis and the corresponding total assets managed in such other accounts, (v) for each of the foregoing categories, the number of accounts and total assets in the accounts whose fees are based on performance, if any, and (vi) the dollar range of a Fund’s securities owned by each such Fund’s portfolio manager, if any. Where a Fund is managed by a Sub-Adviser, the Sub-Adviser is set forth beside the Fund’s name in the table below. All information is provided as of September 30, 2010.

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

U.S. Equity Fund

George A. Bicher	4 Accounts with $1.66 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $25.3 million in total assets managed.[1]	8 Other Accounts with $1.88 billion in total assets managed, of which the fee for 1 account with $12.1 million in total assets is based on the performance of the accounts.[1]	None

Stephen V. Gelhaus	10 Accounts with $1.09 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $25.3 million in total assets managed.[1]	14 Other Accounts with $1.62 billion in total assets managed, of which the fee for 1 account with $12.1 million in total assets is based on the performance of the accounts.[1]	None

Thomas R. Lincoln	7 Accounts with $2.33 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $50.6 million in total assets managed.[1]	6 Other Accounts with $1.79 billion in total assets managed, of which the fee for 1 account with $24.3 million in total assets is based on the performance of the accounts.[1]	None

Paul C. Reinhardt	10 Accounts with $1.09 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $25.3 million in total assets managed.[1]	12 Other Accounts with $1.52 billion in total assets managed, of which the fee for 1 account with $12.1 million in total assets is based on the performance of the accounts.[1]	$10,001 -$50,000

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Premier Growth Fund

David B. Carlson	3 Accounts with $1.89 billion in total assets managed.	0 Pooled Investment Vehicles with $0 in total assets managed.	13 Other Accounts with $2.15 billion in total assets managed of which the fee for 1 account with $49.2 million in total assets is based on the performance of the accounts.[1]	$10,001 - $50,000

Core Value Equity Fund

Paul C. Reinhardt	10 Accounts with $1.13 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $25.3 million in total assets managed.[1]	12 Other Accounts with $1.52 billion in total assets managed, of which the fee for 1 account with $12.1 million in total assets is based on the performance of the accounts.[1]	$10,001 - $50,000

Stephen V. Gelhaus	10 Accounts with $1.13 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $25.3 million in total assets managed.[1]	14 Other Accounts with $1.62 billion in total assets managed, of which the fee for 1 account with $12.1 million in total assets is based on the performance of the accounts.[1]	None

Small-Cap Equity Fund (Sub-Advised by Palisade)

Jeffrey Schwartz, CFA	3 Accounts with $363.31 million in total assets managed.	6 Pooled Investment Vehicles with $542.08 million in total assets managed.	0 Other Accounts with $0 in total assets.	None

Small-Cap Equity Fund (Sub-Advised by Champlain)

Scott Brayman	6 Accounts with $2.08 billion in total assets managed.[2]	2 Pooled Investment Vehicles with $328.5 million in total assets managed.[2]	68 Other Accounts with $1.725 billion in total assets managed, of which the fee for 7 accounts with $288.3 million in total assets is based on the performance of the accounts.[1,2]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

International Equity Fund

Brian Hopkinson	8 Accounts with $793.5 million in total assets managed.[1]	12 Pooled Investment Vehicles with $89.3 million in total assets managed.[1]	20 Other Accounts with $1.43 billion in total assets managed, of which the fees for 2 accounts with $62.1 million in total assets are based on the performance of the accounts.[1]	None

Ralph R. Layman	8 Accounts with $793.5 million in total assets managed.[1]	12 Pooled Investment Vehicles with $89.3 million in total assets managed.[1]	22 Other Accounts with $2.67 billion in total assets managed, of which the fees for 2 accounts with $62.1 million in total assets are based on the performance of the accounts.[1]	None

Jonathan L. Passmore	8 Accounts with $793.5 million in total assets managed.[1]	12 Pooled Investment Vehicles with $89.3 million in total assets managed.[1]	19 Other Accounts with $1,46 billion in total assets managed, of which the fees for 2 accounts with $62.1 million in total assets are based on the performance of the accounts.[1]	None

Michael J. Solecki	8 Accounts with $793.5 million in total assets managed.[1]	13 Pooled Investment Vehicles with $96.8 million in total assets managed.[1]	27 Other Accounts with $2.68 billion in total assets managed, of which the fees for 3 accounts with $125 million in total assets are based on the performance of the accounts.[1]	$10,001 -$50,000

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Paul Nestro	8 Accounts with $793.5 million in total assets managed.[1]	13 Pooled Investment Vehicles with $96.8 million in total assets managed.[1]	29 Other Accounts with $2.66 billion in total assets managed, of which the fees for 3 accounts with $125 million in total assets are based on the performance of the accounts.[1]	None

Global Equity Fund

Robert A. Jasminski	0 Accounts with $0 in total assets managed.	10 Pooled Investment Vehicles with $200.8 million in total assets managed.[1]	5 Other Accounts with $515.7 million in total assets managed.[1]	None

Daizo Motoyoshi	0 Accounts with $0 in total assets managed.	10 Pooled Investment Vehicles with $200.8 million in total assets managed.[1]	3 Other Accounts with $185.3 million in total assets managed.[1]	None

Income Fund

Paul M. Colonna	17 Accounts with$3.16 billion in total assets managed.[1]	0 Pooled Investment Vehicles with $0 million in total assets managed.[1]	33 Other Accounts with $8.97 billion in total assets managed.[1]	None

William M. Healey	6 Accounts with $841.4 million in total assets managed.[1]	0 Pooled Investment Vehicle with $0 million in total assets managed.[1]	27 Other Accounts with $5.24 billion in total assets managed.[1]	None

Mark H. Johnson	5 Accounts with $744 million in total assets managed.[1]	0 Pooled Investment Vehicle with $0 million in total assets managed.	12 Other Accounts with $1.73 billion in total assets managed.[1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Vita Marie Pike	4 Accounts with $226.1 million in total assets managed.[1]	0 Pooled Investment Vehicles with $0 in total assets managed.	8 Other Accounts with $862.5 million in total assets managed.[1]	None

Government Securities Fund

Paul M. Colonna	17 Accounts with $3.16 billion in total assets managed.[1]	0 Pooled Investment Vehicles with $0 million in total assets managed.[1]	33 Other Accounts with $8.97 billion in total assets managed.[1]	None

William M. Healey	6 Accounts with $832.7 million in total assets managed.[1]	0 Pooled Investment Vehicle with $0 million in total assets managed.[1]	29 Other Accounts with $5.24 billion in total assets managed.[1]	None

Chitranjan Sinha	0 Account with $0 million in total assets managed.[1]	0 Pooled Investment Vehicle with $0 million in total assets managed.[1]	8 Other Accounts with $459.3 million in total assets managed.[1]	None

Short-Term Government Fund

Paul M. Colonna	17 Accounts with $3.17 billion in total assets managed.[1]	0 Pooled Investment Vehicles with $0 million in total assets managed.[1]	33 Other Accounts with $8.97 billion in total assets managed.[1]	None

William M. Healey	6 Accounts with $832.4 million in total assets managed.[1]	0 Pooled Investment Vehicle with $0 million in total assets managed.[1]	27 Other Accounts with $5.27 billion in total assets managed.[1]	None

Mark H. Johnson	5 Accounts with $757.8 million in total assets managed.[1]	0 Pooled Investment Vehicle with $0 million in total assets managed.	12 Other Accounts with $1.73 billion in total assets managed.[1]	None

James Palmieri	0 Accounts with $0 million in total assets managed.[1]	0 Pooled Investment Vehicle with $0 million in total assets managed.[1]	8 Other Accounts with $381.3 million in total assets managed.[1]	None

Tax-Exempt Fund

Michael J. Caufield	1 Account with $1.84 billion in total assets managed.	0 Pooled Investment Vehicles with $0 in total assets managed.	0 Other Accounts with $0 in total assets managed.[1]	None

Total Return Fund

Paul M. Colonna	16 Other Accounts with $3.17 billion in total assets managed.	0 Pooled Investment Vehicle with $0 million in total assets managed.	33 Other Accounts with $8.97 billion in total assets managed.	None

Greg Hartch	0 Other Accounts with $0 million in total assets managed.	0 Pooled Investment Vehicle with $0 million in total assets managed.	0 Other Accounts with $0 million in total assets managed.	None

Ralph R. Layman	7 Other Accounts with $767.6 million in total assets managed.	12 Pooled Investment Vehicle with $89.3 million in total assets managed.	22 Other Accounts with $2.67 billion in total assets managed, of which the fees for 2 accounts with $62.1 million in total assets are based on the performance of the accounts.	None

Thomas R. Lincoln	6 Other Accounts with $2.43 billion in total assets managed.	1 Pooled Investment Vehicle with $50.6 million in total assets managed.	6 Other Accounts with $1.79 billion in total assets managed, of which the fee for 1 account with $24.3 million in total assets is based on the performance of the account.	None

Diane M. Wehner	5 Other Accounts with $449.1 million in total assets managed.	0 Pooled Investment Vehicle with $0 million in total assets managed.	3 Other Accounts with $955.5 million in total assets managed.	None

David Wiederecht	0 Other Accounts with $0 million in total assets managed.	0 Pooled Investment Vehicle with $0 million in total assets managed.	0 Other Accounts with $0 million in total assets managed.	None

1	Asset amounts include only the portion of each account’s total assets for which the identified portfolio manager is primarily responsible for the day-to-day management.
2	Mr. Brayman’s information is as of December 31, 2010.

Conflicts of Interest – HFAM, GEAM, Palisade and Champlain

Because each portfolio manager manages other accounts, including accounts that may pay higher fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and potential conflicts in the allocation of investment opportunities between a Fund and the other accounts. Each of HFAM and the Sub-Advisers have policies and procedures in place that are reasonably designed to mitigate these conflicts of interest, which are also described below.

HFAM

HFAM and/or its general partner, limited partners, officers, affiliates and employees provide investment advice to other parties and manage other accounts and private investment vehicles similar to the Funds. In connection with such other investment management activities, HFAM and/or its general partner, limited partners, officers, affiliates and employees may decide to invest the funds of one or more other accounts or recommend the investment of funds by other parties, rather than a Fund’s monies, in a particular security or strategy. In addition, HFAM and such other persons will determine the allocation of funds from a Fund and such other accounts to investment strategies and techniques on whatever basis they consider appropriate or desirable in their sole and absolute discretion.

HFAM has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. HFAM has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, HFAM furnishes advisory services to numerous clients in addition to the Funds, and HFAM may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that are hedge funds or have performance or higher fees paid to HFAM or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Funds. In addition, HFAM, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale HFAM recommends to the Funds. Actions with respect to securities of the same kind may be the same as or different from the action that HFAM, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, HFAM may refrain from rendering any advice or services concerning securities of companies of which any of HFAM’s (or its affiliates’) partners, directors, officers or employees are directors or officers, or companies as to which HFAM or any of its affiliates or partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, HFAM includes disclosure regarding these matters to its clients in both its Form ADV and investment advisory agreements.

HFAM, its affiliates or their partners, directors, officers or employees similarly serve or may serve other entities that operate in the same or related lines of business. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Fund. As a result, HFAM will face conflicts in the allocation of investment opportunities to the Funds and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, HFAM will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Funds and such other clients or may involve a rotation of opportunities among the Funds and such other clients.

While HFAM does not believe there will be frequent conflicts of interest, if any, HFAM and its affiliates have both subjective and objective procedures and policies in place designed to manage the potential conflicts of interest between HFAM’s fiduciary obligations to the Funds and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Funds and such other clients. An investment opportunity that is suitable for multiple clients of HFAM and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that HFAM’s or its affiliates’ efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund. Not all conflicts of interest can be expected to be resolved in favor of the Funds.

GEAM and Palisade

Compensation. The compensation paid to GEAM or Palisade for managing the Funds is based only on a percentage of assets under management. Although a small number of client accounts pay GEAM or Palisade a performance-based fee, that fee structure does not present a material conflict of interest for the portfolio managers because their compensation is not directly based on fee revenue earned by GEAM or Palisade on particular accounts.

Research. Execution and research services provided by brokers may not always be utilized in connection with the Funds or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. GEAM or Palisade allocates brokerage commissions for these services in a manner that each believes is fair and equitable and consistent with each of its fiduciary obligations to each of its clients.

IPO Allocation. If a portfolio manager identifies an initial public offering that may be suitable for more than one Fund or other client account, the Funds may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, GEAM and Palisade has adopted procedures to ensure that each allocates shares of initial public offerings to the Funds each advises and other client accounts in a manner in which each believes is fair and equitable and consistent with each of its fiduciary obligations to each of its clients.

Trade Allocation. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Fund or other client account, the Funds may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, GEAM and Palisade aggregate orders of the Funds it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with each of its fiduciary obligations to each of its clients.

Champlain

Compensation. All employees and partners have a base salary, along with participation in a discretionary bonus plan. In addition, partners participate in pre-tax profit distributions. All senior members of the investment team are partners. The firm also offers a discretionary bonus, which is distributed based on individual contribution and performance.

Research. Champlain obtains research and information services in exchange for client brokerage commissions; these transactions include third party research and soft dollar payments for data feeds and other analytical services. All clients receive the benefit of these services and all trading is done under best execution protocols.

Trade Allocation. Portfolio Managers for Champlain’s small cap strategy also manage an account seeded with proprietary capital, which may raise potential conflicts of interest. Champlain has put in place policies and procedures designed to mitigate any such conflicts. Investment decisions made for small cap accounts may differ from, and may conflict with, investment decisions made for the proprietary account due to differences in investment objectives, investment strategies, account benchmarks and other factors. Portfolio Managers may decide that investment opportunities, strategies or particular purchases or sales are appropriate for the small cap strategy, but not for the proprietary account, or are appropriate in different amounts, terms, or timing that is appropriate for other accounts. Trades for the proprietary account will be executed through a Prime Broker, and will not be aggregated with trades for other accounts as described in the following paragraph. Trades will be placed with the Prime Broker concurrently with any other trades for the same security.

Champlain will seek to manage potential conflicts of interest in the following specific respects: (i) Where a potential, transaction would benefit more than one client, trades will be bunched where advantageous and allocated pro rata until all participating accounts have been satisfied, or by some other means deemed fair under the circumstances. The firm uses a trading system which facilitates the automated accomplishment of this fair allocation, and the trader instructs the system to adjust the allocation to minimize odd lots. Allocations may not be pro-rata due to individual account restrictions. This may result in a slightly larger allocation in permitted securities to those accounts than would otherwise be warranted by the account assets or no allocation at all if the security violates account guidelines. Also, cash flows in particular accounts may be considered when allocating investment opportunities; and (ii) we ensure that the firm’s Code of Ethics provisions on personal securities trading are followed so that personal trading by employees does not interfere with trading on behalf of clients.

Portfolio Managers – Compensation

Set forth below are descriptions of the structure of, and methods used to determine, portfolio manager compensation at HFAM, GEAM and at Palisade.

HFAM

Compensation. HFAM’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors, including the pre-tax relative performance of a portfolio manager’s underlying account, the pre-tax combined performance of the portfolio manager’s underlying accounts, and the pre-tax relative performance of the portfolio manager’s underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by HFAM, such as its “Short-Term Incentive Plan” and its “Long-Term Incentive Plan,” described below.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with HFAM, which may include the amount of assets supervised and other management roles within HFAM. Base compensation is determined by taking into account current industry norms and market data to ensure that HFAM pays a competitive base compensation.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market, as well as participation in incentive plans, including one or more of the following:

Short-Term Incentive Plan – The purpose of this plan is to attract and retain the highest quality employees for positions of substantial responsibility, and to provide additional incentives to a select group of management or highly-compensated employees of HFAM in order to promote the success of HFAM.

Long-Term Incentive Plan – The purpose of this plan is to create positive morale and teamwork, to attract and retain key talent and to encourage the achievement of common goals. This plan seeks to reward participating employees based on the increased value of HFAM.

Because each person’s compensation is based on his or her individual performance, HFAM does not have a typical percentage split among base salary, bonus and other compensation. Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with HFAM.

GEAM

The following compensation structure applies to all GEAM portfolio managers except David B. Carlson, Paul M. Colonna, Ralph R. Layman, Paul C. Reinhardt, Michael J. Solecki and David Wiederecht:

A portfolio manager’s compensation package includes both fixed (“Base Compensation”) and variable (“Incentive Compensation”) components. In determining the Base Compensation, GEAM seeks to be competitive with its industry peers. GEAM bases each portfolio manager’s Base Compensation on his/her professional experience and responsibilities relative to similarly situated GEAM portfolio managers.

Each portfolio manager is eligible to receive Incentive Compensation annually in the form of variable cash bonuses that are based on quantitative and qualitative factors. Generally, 80% of Incentive Compensation is quantitatively determined, based on the investment performance of the individual portfolio manager and, where applicable, the investment performance of the portfolio manager’s investment team as a whole, over both a one- and three-year time-frame relative to relevant benchmarks. The remaining 20% of Incentive Compensation is based on GE Growth Values which include several qualitative factors, including:

•	Teamwork/Leadership (Inclusive) – effectively collaborating, cooperating and managing within the investment team and/or the department;

•	Marketing Support (External Focus) – devoting appropriate time and effort to support the education of clients and consultants on performance and investment methodology;

•	Effective Communication (Clear Thinker) – driving efficient, open and effective sharing of information, data and ideas across the investment team and with the broader organization and clients; and

•	Domain Expertise – leverages expertise to improve internal and external processes by serving as an expert resource for the investment team and clients.

With respect to the portfolio managers - David B. Carlson, Paul M. Colonna, Ralph R. Layman, Paul C. Reinhardt, Michael J. Solecki and David Wiederecht, the following compensation structure applies:

As a Senior Executive of GE, the portfolio manager’s compensation package includes fixed (“Base Compensation”), variable (“Incentive Compensation”) and long-term incentive (“Stock Options and Restricted Stock Units”) components. The portfolio manager’s compensation is impacted by both his or her individual performance and GE’s overall performance in any given year.

The portfolio manager’s Base Compensation is not on an annual increase cycle. The timing and percent of increases varies based on evaluation of the individual on the factors outlined below, GE’s overall performance, as well as other internal and external economic factors (e.g., external pay data for similar types of jobs).

The portfolio manager’s Incentive Compensation is impacted by the size of the bonus pool as well as an evaluation of the individual on the factors outlined below. The size of the GEAM incentive bonus pool in a given year is based upon average overall GE financial results and is not tied directly to GEAM results. From this incentive bonus pool, the portfolio manager’s Incentive Compensation amounts are determined and vary based on evaluation of the individual on the factors outlined below.

The portfolio manager’s long-term incentive Stock Options and Restricted Stock Units are granted periodically and awards vary based on evaluation of the individual on the factors outlined below.

The portfolio manager is evaluated on the following four factors:

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Performance on current job – “Results” – this assessment is based on an understanding of the competencies and behaviors necessary to perform the given job. The evaluation focuses on observable behaviors as well objective measures where possible, including: Portfolio and Mandate Performance for the portfolio manager’s particular Asset Class, Contribution as a Trustee and Senior Leader for the business, Client satisfaction and retention, support of Institutional Marketing and Sales efforts and Leadership of the portfolio manager’s team and across the business.

•	GE Growth Values – these are the values that drive success within the company. Employees are assessed as to how they display and are a role model for the GE Growth Values.

•	Promotability – consideration of an individual’s capacity based on performance, aptitude and demonstrated ability and interest to take on broader responsibilities.

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Extraordinary Skills - In limited circumstances, an employee may demonstrate special value to GE by possessing unique knowledge/skill in a specialized area necessary to perform the job that would be extremely difficult to replace.

The following applies to all GEAM portfolio managers:

In addition to the foregoing compensation, GE periodically grants restricted stock units and options to purchase shares of GE common stock. GE determines the overall timing, frequency and size of such grants, which it distributes to its subsidiary businesses and provides guidelines for the subsequent grant to individual employees. The pool of GEAM employees eligible for such grants could include portfolio managers; however, no special grants are guaranteed, allocated or anticipated specifically for portfolio managers. The strike price of stock options is the selling price of GE common stock as of the grant date. The strike price, dividend guidelines and vesting schedule are published to recipients by GE at the time of the grant.

All employees hired before December 31, 2010, including portfolio managers, are eligible to participate in GE’s defined benefit plan and its defined contribution plan, which offers participating employees the tax benefits of deferring the receipt of a portion of their cash compensation. All employees hired after December 31, 2010, including portfolio managers, are not eligible to participate in GE’s defined benefit plan but are eligible to participate in its defined contribution plan. Aside from such plans, deferred compensation is not a regular component of a portfolio manager’s compensation. In the past, GE has periodically offered the opportunity for certain executives (which may include certain portfolio managers) to defer portions of their Base Compensation and Incentive Compensation. These deferral programs are offered and administered at the discretion of GE and provide for the deferral of salary at a specific rate of return, payable upon retirement according to a predetermined payment schedule.

Relocation benefits may be offered to portfolio managers. Determination regarding whether a particular position will include relocation benefits is determined before any candidate is considered and is noted on the position description/advertisement. When relocation is offered, the package is in accordance with GE standard domestic relocation guidelines, a portion of the benefits provided on a pre-tax basis and a portion of the benefits provided on a post-tax basis. Those guidelines vary based on whether an individual is a homeowner or renter – with business discretion regarding inclusion of all the potential package offerings.

Palisade

Palisade seeks to maintain a compensation program that is competitive within its industry. Employee portfolio managers receive a fixed base salary based on their experience and responsibilities and are eligible for a variable annual performance-based incentive bonus. The incentive bonus is based on a combination of the overall results of the firm and the general overall before-tax performance of all accounts managed by the portfolio manager, including the Fund, based in part on the objective performance of the Fund over the past one and three year periods against the Russell 2000 Benchmark and the Fund’s ranking within the appropriate Lipper peer group, as well as other subjective factors. Portfolio managers who are partners of the firm receive distributions based on their pro rata share of the firm’s profits.

All employees are eligible for Palisade’s 401(k) plan. Employees and partners are eligible for Palisade’s group life, health and disability insurance programs.

Champlain

All employees and partners have a base salary, along with participation in a discretionary bonus plan. In addition, partners participate in a pre-tax profit distributions. All senior members of the investment team are partners. The firm also offers a discretionary bonus, which is distributed based on individual contribution and performance.

Proxy Voting Policy and Procedures

The Board has delegated the responsibility for voting proxies to GEAM for all Funds other than the Small-Cap Equity Fund which is managed by Palisade and Champlain, in accordance with HFAM’s proxy voting policies and procedures (“Proxy Policy”). Upon HFAM’s recommendation after reviewing the proxy policies of each of the Sub-Advisers, the Board has delegated the responsibility for voting proxies to GEAM (for all Funds except the Small-Cap Equity Fund) and to Palisade and Champlain for the Small-Cap Equity Fund.

HFAM’s and each of the Sub-Adviser’s proxy voting policy and procedures will be presented to the Board annually. HFAM and each Sub-Adviser will notify the Board of any material change to its policy at the next regular Board meeting after the material change occurs.

Summarized below are the proxy voting policies and procedures of GEAM, Palisade and Champlain. HFAM’s proxy voting policy is attached as Appendix B.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (877) 665-1287 and (ii) on the SEC’s website (http://www.sec.gov). Information as of June 30 each year will generally be available on or about the following August 31.

Summary of GEAM’s Proxy Voting Policies and Procedures

GEAM exercises its fiduciary duties by reviewing, voting and documenting proxies for all voting securities for which it has voting responsibility and acting solely in the best interests of its clients. All proxies are voted in accordance with the Proxy Policy, which has been adopted by the Board of Directors of GEAM and in accordance with GEAM’s proxy voting guidelines (“Proxy Guidelines”), which have been adopted by the proxy committee of GEAM (“Proxy Committee”).

The Proxy Committee is comprised of between five and ten individuals, including both the Chief Executive Officer and General Counsel of GEAM. The Proxy Committee is responsible for reviewing the Proxy Guidelines and a summary of the proxy matters encountered by GEAM at least annually and, if necessary, updating the Proxy Guidelines.

GEAM has hired Institutional Shareholder Services, Inc. (“ISS”) to collect all proxy materials, provide research and vote all proxies as instructed to do so by GEAM. Upon receipt of a proxy, ISS provides the proxy analyst, an employee of GEAM responsible for facilitating and processing all proxy votes, with an analysis of the proxy material, which includes management’s recommendation, and a vote recommendation based on the Proxy Guidelines.

In general, GEAM votes with management. In certain limited cases, GEAM may instruct ISS to abstain from voting a proxy where such abstention is believed to be in the overall best interest of clients such as the Fund. The proxy analyst reviews each analysis and vote recommendation subject to the following:

a. Domestic and International Routine Issues: The proxy analyst confirms ISS recommendations on routine issues. Such issues falling under this section (a) generally include voting: (1) for auditors and the board of directors, changes to the state of incorporation (if still incorporated in the United States), stock splits, the authorization of additional shares of common stock, staggered stock boards (if voting with management), reasonable stock option plans, director compensation and employee stock purchase plans, management proposals dealing with environmental and social issues, and share repurchases; and (2) against supermajority votes, unequal classes of common and preferred stock, the establishment of preemptive rights and the authorization of preferred stock if excessive as compared to the common stock.

b. Domestic and International Non-Routine Issues: Vote with Management and Consistent with Proxy Guidelines: If the issue is determined to be non-routine by the proxy analyst, a portfolio securities analyst for the relevant asset class and a Proxy Committee member will review the proxy material and recommend how to vote such proxy. If the recommendation is to vote with management and consistent with the proxy guidelines, such recommendation will be forwarded to ISS. Non-routine issues falling under this section (b) and section (c) (below) generally include golden parachutes, poison pills, environmental and social issues, severance agreements, restructurings and mergers.

c. Domestic and International Non-Routine Issues: Voting Against Management or Inconsistent with the Proxy Guidelines: If (1) the issue is determined to be non-routine by the proxy analyst and either a portfolio securities analyst for the relevant asset class or the Proxy Committee member recommends a vote against management or (2) a portfolio securities analyst seeks in any case to vote contrary to the Proxy Guidelines, then at least two Proxy Committee members will review the proxy material and determine how to vote such proxy. In certain circumstances, an independent third party will be engaged to determine how to vote the proxy (see below).

A material conflict of interest may arise in a situation where the proxy analyst or a portfolio securities analyst or a Proxy Committee member, if voting the proxy, has knowledge of a situation where either GEAM or one of its affiliates would enjoy a substantial or significant benefit from casting a vote in a particular way (“Material Conflict of Interest”). If a Material Conflict of Interest does arise, ISS (or in certain limited cases, another independent third party) will be solely responsible for voting the proxy, the Material Conflict of Interest will be documented, the Board will be notified at the next regular Board meeting following the material conflict of interest and the Proxy Committee will be notified of such conflict at its annual meeting. In the absence of a conflict of interest or in the case of an immaterial conflict of interest, regular procedures will be followed.

Summary of Palisade’s Proxy Voting Policies and Procedures

The Board has adopted the proxy voting policies and procedures (“Palisade Proxy Policy”) of Palisade, a sub-adviser, on behalf of Palisade’s Allocated Assets of the Small-Cap Equity Fund. Subject to GEAM’s and the Board’s continuing oversight, the Board delegates the responsibility for voting proxies to Palisade. The Palisade Proxy Policy will be presented to the Board at least annually and Palisade will notify GEAM and the Board of any material changes to the Palisade Proxy Policy at the next regular meeting after the material change occurs.

Palisade undertakes to ensure that all proxies for its Allocated Assets will be voted in a manner consistent with the best interests of Small-Cap Equity Fund’s shareholders. To assist it in carrying out this policy, Palisade has engaged the services of ISS. ISS will provide research on each issue, along with its proxy voting recommendation. The recommendation will be formulated in accordance with the ISS guidelines (“ISS Guidelines”), which Palisade has adopted as a general policy. The ISS research and recommendation will then be forwarded to Palisade’s Chief Investment Officer (“CIO”) and the respective analyst covering the company holding the shareholder meeting. The CIO and analyst will then make an independent decision whether or not to vote in accordance with the ISS recommendation, generally giving weight to the views of management of the company holding the shareholder meeting, with overriding consideration given to the Small-Cap Equity Fund’s stated guidelines on the issue, if any.

By way of illustration, the guidelines address the following:

a. Corporate Governance Issues: Such issues falling under this section generally include voting: for auditors and changes to the state of incorporation (if the economic factors outweigh any neutral or negative governance changes), reasonable stock option plans, employee stock purchase plans (subject to certain limitations), shareholder proposals asking a company to submit its poison pill for shareholder ratification; and against supermajority votes, the classification of the board, and retirement plans for non-employee directors. Director compensation and the election of directors will be evaluated on a case-by-case basis.

b. Changes to Capital Structure: Such issues falling under this section generally include voting: for open market share repurchases, and management proposals to increase the common share authorization for a stock split or share dividend; and against the authorization of preferred stock if excessive as compared to the common stock. The authorization of additional shares of common stock, creation of a tracking stock, mergers, acquisitions, reorganizations, and spin-offs will be evaluated on a case-by-case basis.

c. Social, Environmental and Corporate Responsibility Issues: The guidelines generally call for evaluating these proposals on a case-by-case basis. However, the guidelines specifically recommend voting for reports on a company’s efforts to diversify its board; and against reports on foreign military sales or offsets. Such military disclosures may involve sensitive and confidential information which is subject to government controls.

Palisade has elected a “Mandatory Sign-Off” procedure so that Palisade must review each issue before voting. However, if no sign-off is received by ISS before the voting deadline, ballots will be voted in accordance with the vote recommendation provided by ISS. Palisade’s Vice President/Compliance is responsible for monitoring receipt of ISS’s research and recommendations, and for ensuring that the votes are submitted in a timely manner.

Palisade will endeavor to adhere to the ISS Guidelines when voting proxies. However, situations may arise where the CIO and analyst believe that it is in the best interest of Small-Cap Equity Fund’s shareholders to vote the proxy in a manner contrary to the applicable ISS Guideline. In these instances, the proposed resolution will be brought to the attention of Palisade’s Investment Policy Committee (“IPC”). The IPC is comprised of the senior investment professionals of Palisade. A brief memorandum explaining the vote and the reasons for the proposed voting decision will be provided to the IPC.

A conflict of interest may arise where Palisade has knowledge of a situation where any of Palisade, its members, employees, or one of its affiliates would enjoy a special or increased benefit from casting its vote in a particular way. A conflict will be presumed to be non-material unless it potentially affects at least 1% of Palisade’s annual revenue. Palisade considers itself unlikely, as a firm, to experience a material conflict of interest in how it votes proxies. If a material conflict of interest does arise, however, ISS will be solely responsible for determining how to vote the proxy based upon the ISS Guidelines or the Small-Cap Equity Fund’s specific guidelines and the override procedure described above will not apply. Should this be impractical, an independent third party will be engaged to determine how to vote the proxy. If a conflict arises which is non-material, an ISS recommendation may be overridden using the procedures described above; provided, however, that the IPC and VP/Compliance will consider the conflict in determining whether to approve the proposed override. Any conflict of interest, whether or not material, will be documented and submitted by Palisade for the Small-Cap Equity Fund’s proxy records. A Material Conflict of Interest Form will be completed and an ISS certification and statement will be attached. The form will be forwarded for presentation to the Board at the next regular Board meeting after such material conflict of interest occurs.

Summary of Champlain’s Proxy Voting Policies and Procedures

Champlain, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Champlain’s policy is to vote proxies for client accounts unless otherwise directed in writing. Champlain votes all proxies for all Champlain sponsored mutual funds and commingled funds.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

Deborah R. Healey has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

Champlain has adopted comprehensive proxy voting procedures to implement the firm’s investment policies on behalf of clients. Proxy policies and procedures will be monitored closely, and may be amended or updated when appropriate, to ensure the policies outlined below are effectively executed:

Voting Procedures

•	All employees will forward any proxy materials received on behalf of clients to Deborah R. Healey;

•	Deborah R. Healey will determine which client accounts hold the security to which the proxy relates;

•	Absent material conflicts, the appropriate company analyst, or the Proxy Committee, will determine how Champlain should vote the proxy in accordance with applicable voting guidelines;

•	Deborah R. Healey will complete the proxy and vote the proxy in a timely and appropriate manner.

Disclosure

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Champlain will conspicuously display information in its Disclosure Document summarizing the proxy voting policy and procedures, including a statement that clients may request information regarding how Champlain voted a client’s proxies, and that clients may request a copy of these policies and procedures.

Client Requests for Information

•	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to Deborah R. Healey.

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In response to any request, Deborah R. Healey will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Champlain voted the client’s proxy with respect to each proposal about which client inquired.

Voting Guidelines

PROXY VOTING PHILOSOPHY

Champlain believes that its primary fiduciary responsibility is to maximize the financial returns of all managed accounts. With this goal in mind, we will engage in a rigorous appraisal and evaluation process in which our proxy voting will support corporate management practices that are strictly shareholder oriented and corporate policies, which are aligned with maximizing shareholder returns.

Fiduciary Responsibility

Champlain has the fiduciary responsibility to make all decisions (including those related to proxy issues) according to the best interests of the ultimate beneficiaries of accounts under management. Champlain will carefully review each proxy issue and evaluate the statements and views of competing parties, and vote proxies based solely on the best interests of our clients.

Using Management Guidance

The quality of corporate management is one of the most important considerations of Champlain portfolio managers and analysts when making investment decisions. Considerable weight is given to the recommendations of a company’s management and directors with respect to proxy issues. In many cases, unless such recommendations conflict with the interests of clients, votes will be cast in accordance with management recommendations. However, in many cases, company recommendations may be in conflict with our assessment of sound management practices and therefore not in the interests of clients, leading to votes in opposition to management. Champlain will strive for consistency in its proxy voting, but also acknowledges that there are no hard and fast rules guiding all situations. Individual proxy issues are always evaluated on their particular merits, and where conflicts arise between the interests of corporate management and the interests of Champlain clients, resolution is always in favor of the clients.

Policy on Board of Directors

Champlain believes that meaningful, independent oversight of corporate managers is a critical function of a company’s Board of Directors, and a cornerstone of sound corporate governance. To that end, we will support proposals seeking a majority of independent directors for the board, as well as proposals requiring independent directors for nominating, audit and compensation committees. Votes on individual director nominees are made on a case-by-case basis examining such factors as board and committee composition, past attendance record and governance efficacy. Votes for director nominees may be withheld in cases where a lack of independence, lack of material financial interest in the company, or evidence of poor past governance practices exists.

Policy on Audit Committee

Champlain believes that audit committees should be comprised of directors who are independent and financially literate, and shall vote in favor of such a structure. The audit committee should have the exclusive authority to hire independent auditors. We will generally withhold votes for audit committee members who approve significant non-audit relationships with outside auditors, as well as vote against ratification of the outside auditor when such relationships exist.

Policy on Proxy Contest Defenses / Anti-takeover Measures

Champlain generally opposes proxy contest defenses and anti-takeover measures since they tend to restrict shareholder rights and participation, and often limit the realization of maximum economic value. We support shareholder resolutions that reverse previously adopted anti-takeover measures or, in general, enhance shareholder rights. However, as with all proxy issues, we conduct a full review of each proposal and vote in the best interests of clients.

Anti-takeover measures generally opposed:

•	Classification of the Board of Directors

•	Shareholder rights plans (poison pills)

•	Greenmail

•	Supermajority rules to approve mergers or amend charter or bylaws

•	Authority to place stock with disproportionate voting rights

•	Golden Parachutes

Shareholder resolutions generally supported:

•	Rescind or prohibit any of the above anti-takeover measures

•	Annual voting of directors; repeal classified boards.

•	Adoption of confidential voting

•	Adoption of cumulative voting

•	Redeem shareholder rights plans

•	Proposals that require shareholder approval of rights plans (poison pills)

Policy on Capital Structure

Champlain considers disciplined capital use an essential component of effective corporate management. Therefore we carefully consider proposals to authorize increased common shares, and generally limit authorization to funding needs for the next twelve months or for compelling management uses. We will generally vote for proposals to increase common shares for a stock split. Other capital structure proposals, such as preferred stock, will be voted for on a case-by-case basis.

Policy on Executive and Director Compensation

Champlain believes stock based compensation plans must be very carefully analyzed to protect the economic interests of shareholders, while providing appropriate motivation for corporate managers. Such plans should be highly correlated to both individual and corporate performance. We will oppose all option plans with excessive transfer of shareholder wealth, in the form of dilution to shareholder equity and voting power, to corporate directors, executives and employees. Champlain will consider factors such as other corporate incentives, corporate performance, industry practices, and terms and duration of the option program in its decision. Although each plan will be voted on a case-by-case basis, we will generally vote against plans, which do not meet several criteria. Champlain standards for option plan approval include: (1) dilution of less than 2% per annum, (2) strike prices either indexed against a relevant industry or market benchmark, or set at a premium to the current stock price, (3) strike prices set systematically, (4) options cost expensed, and (5) any material revisions to plans requiring a shareholder vote. Champlain believes that these criteria will lead to votes in favor of plans that meet the ultimate goal of aligning management and shareholder interests, while providing reasonable economic incentives for managers. We will vote for proposals requiring shareholder approval to reprice options, and will generally vote against option strike price repricing. We withhold votes for director nominees in the event of option repricing without shareholder approval. Director compensation plans are viewed on a case-by-case basis, with the goal of protecting economic interests of shareholders and aligning interests of directors with shareholders. Employee Stock Purchase plans are voted on a case-by-case basis.

Policy on Mergers and Corporate Restructurings

All mergers, acquisitions and restructurings are voted on a case-by-case basis taking into account financial terms, benefits and acquisition price. Social and Environmental Issues In recent years, a number of shareholder resolutions have been placed in corporate proxy statements that would require a company to alter its normal business practices in order to comply with the sponsor’s view of corporate responsibility or citizenship. Examples of such proposals include requests that a company:

•	allow shareholder control of corporate charitable contributions

•	exit the nuclear power business

•	adopt the MacBride Principles

•	adopt the Valdez Principles

•	stop doing business with the US Department of Defense

•	stop using animals for product testing

•	make donations to a pro-life or pro-choice advocate

•	stop donations to a pro-life or pro-choice advocate

•	move its annual meeting to a town with better public transportation

While Champlain directors, officers, employees and clients may have personal views with respect to each of these and other issues; it is our corporate policy not to favor resolutions that would impose mandatory constraints on a company’s perceived ability to compete in the marketplace. In practice, this generally means voting against these shareholder resolutions.

Conflicts of Interest

•	If there is a conflict of interest between the Champlain proxy voting policy and a client’s expressed voting policy, Champlain will vote the proxy in the manner the client has articulated.

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Champlain will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Champlain with the issuer of each security to determine if Champlain or any of its employees has any financial, business or personal relationship with the issuer.

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If a material conflict of interest exists, Deb Healey will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

•	Champlain will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

Deborah R. Healey shall retain the following proxy records in accordance with the SEC’s five- year retention requirement:

•	These policies and procedures and any amendments;

•	A record of each vote that Champlain casts;

•	Any document Champlain created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;

•	A copy of each written request from a client for information on how Champlain voted such client’s proxies, and a copy of any written response.

Shareholder Servicing and Distribution Plans

The Trust has adopted Shareholder Servicing and Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund other than the Money Market Fund (“Participant Funds”). Each of the Participant Funds (except for Tax-Exempt Fund and Government Securities Fund) has five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Tax-Exempt Fund has four Classes of shares designated Class A, Class B, Class C and Class Y shares, and Government Securities Fund has three Classes of shares designated Class A, Class B and Class C shares. Class B shares are closed to new investments.

The annual fees payable with respect to each Class of a Participant Fund are intended to [compensate or enable BNY Mellon Distributors Inc. (the “Distributor”) to compensate other persons (“Service Providers”) for providing ongoing servicing and/or maintenance of the accounts of shareholders of the Participant Fund (“Shareholder Services”) and to compensate the Distributor, or enable the Distributor to compensate Service Providers, including any distributor of shares of the Participant Fund, for providing services that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Participant Fund (“Selling Services”).] Shareholder Services means all forms of shareholder liaison services, including, among other things, one or more of the following: providing Class A, Class B, Class C or Class R shareholders of a Participant Fund with (i) information on their investments; (ii) general information regarding investing in mutual funds; (iii) periodic newsletters containing materials relating to the Participant Fund or to investments in general in mutual funds; (iv) periodic financial seminars designed to assist in the education of shareholders with respect to mutual funds generally and the Participant Fund specifically; (v) access to a telephone inquiry center relating to the Participant Fund; and other similar services not otherwise required to be provided by the Trust’s custodian or transfer agent. Selling Services include, but are not limited to: the printing and distribution to prospective investors in the Participant Fund of prospectuses and SAIs that are used in connection with sales of Class A, Class B, Class C or Class R shares of the Participant Fund; the preparation, including printing, and distribution of sales literature and media advertisements relating to the Class A, Class B, Class C or Class R shares of the Participant Fund; and distributing Class A, Class B, Class C or Class R shares of the Participant Fund. In providing compensation for Selling Services in accordance with the Plans, the Distributor is expressly authorized (1) to make, or cause to be made, payments reflecting an allocation of overhead and other office expenses related to the distribution of the Class A, Class B, Class C and Class R shares of a Participant Fund; (2) to make, or cause to be made, payments to, or to provide for the reimbursement of expenses of, persons who provide support services in connection with the distribution of the Class A, Class B, Class C and Class R shares of the Participant Fund; and (3) to make, or cause to be made, payments to broker-dealers who have sold Class A, Class B, Class C or Class R shares of the Participant Fund. Fees payable by Class A shares and the 0.25% Service and Distribution Fee component of the Class R shares may be used to pay for either shareholder services or distribution related services.

Payments under the Plans are not tied exclusively to the expenses for shareholder servicing and distribution expenses actually incurred by the Distributor or any Service Provider, and the payments may exceed expenses actually incurred by the Distributor and/or a Service Provider. The Board evaluates the appropriateness of the Plans and its payment terms on a continuing basis and in doing so considers all relevant factors, including the types and extent of Shareholder Services and Selling Services provided by the Distributor and/or Service Providers and amounts the Distributor and/or Service Providers receive under the Plans.

Under the Plans, the Trust pays the Distributor, with respect to each Participant Fund, other than the Money Market Fund, (1) for shareholder servicing (and for Class A and Class R shares — distribution services) provided to Class A, Class B, Class C and Class R shares of the Participant Fund, an annual fee of 0.25% of the value of the average daily net assets attributed to Class A, Class B, Class C and Class R shares of the Participant Fund, respectively; (2) for distribution services provided to Class B and Class C shares of each Participant Fund other than the Short-Term Government Fund, an annual fee of 0.75% of the value of the average daily net assets of the Participant Fund, or in the case of the Short-Term Government Fund, an annual fee of 0.60% and 0.75% of the value of the average daily net assets of Class B and Class C, respectively; and (3) for distribution services provided to Class R shares of each Participant Fund (except for Tax-Exempt Fund and Government Securities Fund), an annual fee of 0.25% of the value of the average daily net assets attributed to the Class R shares of such Participant Funds. These distribution and service fees may be voluntarily reduced on a temporary basis for certain Income Funds and certain share classes, and may return to their stated levels, at any time, without prior notice.

Under their terms, the Plans continue from year to year, provided their continuance is approved annually by vote of the Trust’s Board, as well as by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to them (the “Independent Trustees”). The Plans may not be amended to increase materially the amount of the fees paid under the Plans with respect to a Fund without approval of shareholders of the Fund. In addition, all material amendments of the Plans must be approved by the Trustees and Independent Trustees in the manner described above. The Plans may be terminated with respect to a Fund at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act).

In addition, HFAM and its affiliates, at their own expense and out of their own legitimate profits or other resources, pay additional compensation to certain authorized broker-dealers, investment advisers, financial advisers, retirement plan administrators, insurance companies, or other financial intermediaries that have entered into a distribution agreement, service agreement or other type of arrangement with HFAM, the Distributor or the Funds (“Financial Advisors”) for selling or servicing one or more class of Fund shares. Financial Advisors that receive these payments may be affiliated with HFAM. Payments may relate to selling and/or servicing activities, such as: access to an Financial Advisors’s customers or network; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesaling activities; conferences; retention of assets; new sales of Fund shares, and a wide range of other activities. Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer certain Funds as part of a special preferred-list or other preferred treatment program. Additional compensation creates a potential conflict of interest in the form of an additional financial incentive to a registered representative of a Financial

Advisors to recommend the purchase of Highland Funds over another mutual fund or another investment option. [As of December 31, 2010, we have entered into arrangements to make additional distribution related payments to the following Financial Advisors: Fidelity Brokerage Services LLC and National Financial Services LLC, Genworth Financial Securities Corp., Raymond James & Associates, Inc., RBC Dain Rauscher Inc., UBS Financial Services Inc, A.G. Edwards & Sons, Inc. and Merrill Lynch, Pierce, Fenner & Smith Inc. Inclusion on this list does not imply that the additional compensation paid to such Financial Advisors necessarily constitutes “special cash compensation” as defined by NASD Conduct Rule 2830(l)(4). HFAM will update this listing annually and interim arrangements may not be reflected. HFAM assumes no duty to notify any investor whether a Financial Advisor through which he/she invests should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.]

HFAM does not direct the Funds’ portfolio securities transactions, or provide any brokerage-related remuneration to broker-dealers for promoting or selling Fund shares.

HFAM and its affiliates also may pay financial consultants for products and/or services such as: (i) performance analytical software, (ii) attendance at, or sponsorship of, professional conferences, (iii) product evaluations and other types of investment consulting and (iv) asset/liability studies and other types of retirement plan consulting. HFAM and its affiliates may also provide non-cash compensation to financial consultants, including occasional gifts, meals, or other entertainment. These activities may create, or could be viewed as creating, an incentive for such consultants or their employees or associated persons to recommend or sell shares of the Funds to their client investors. Firms and consultants that receive these various types of payments (including those affiliated with HFAM) may have a conflict of interest in selling the Funds rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.

During the fiscal year ended September 30, 2010, the Funds paid $2,583,026 to GE Investment Distributors, Inc. (“GEID”) for distribution and shareholder servicing.

For the fiscal year ended September 30, 2010, each Highland Fund paid GEID* the following amounts under its 12b-1 Plan:

Fund	Class A 12b-1 Plan	Class B 12b-1 Plan	Class C 12b-1 Plan	Class R 12b-1 Plan	Total
U.S. Equity Fund	$467,904	$6,616	$29,648	$45	$504,213
Core Value Equity Fund	$89,350	$4,029	$20,760	$44	$114,183
Premier Growth Fund	$357,980	$12,598	$143,372	$419	$514,369
Small-Cap Equity Fund	$83,645	$6,800	$28,790	$44	$119,279
Global Equity Fund	$74,347	$624	$1,283	$37	$76,291
International Equity Fund	$63,717	$2,447	$11,353	$37	$77,554
Income Fund	$243,620	$2,625	$8,994	$53	$255,292
Government Securities Fund	$258,525	$2,986	$6,283	$—	$267,794
Short-Term Government Fund	$119,532	$3,396	$64,221	$52	$187,201
Tax-Exempt Fund	$35,914	$486	$18,792	$—	$55,192
Total Return Fund	$266,087	$26,536	$118,991	$44	$441,658

TOTAL	$2,060,621	$69,143	$452,487	$775	$2,583,026

*	Prior to [February 18], 2011, GEID was the distributor of the Funds. Accordingly, the Distributor was not paid any amounts for the periods shown.

For the fiscal year ended September 30, 2010, GEID* spent the fees paid under each Highland Fund’s Class A 12b-1 Plan as follows:

Fund	Printing & Mailing of Prospectuses to Other than Current Shareholders	Compensation to Broker-Dealers	Compensation to Sales Personnel	Other **	Total
U.S. Equity Fund	$31,403	$213,621	$171,784	$51,096	$467,904
Core Value Equity Fund	$5,997	$40,793	$32,804	$9,757	$89,350
Premier Growth Fund	$24,026	$163,435	$131,427	$39,092	$357,980
Small-Cap Equity Fund	$5,614	$38,188	$30,709	$9,134	$83,645
Global Equity Fund	$4,990	$33,943	$27,295	$8,119	$74,347
International Equity Fund	$4,276	$29,090	$23,393	$6,958	$63,717
Income Fund	$16,350	$111,224	$89,441	$26,604	$243,619
Government Securities Fund	$17,351	$118,029	$94,914	$28,231	$258,525
Short-Term Government Fund	$8,022	$54,572	$43,884	$13,053	$119,531
Tax-Exempt Fund	$2,410	$16,396	$13,185	$3,922	$35,914
Total Return Fund	$17,858	$121,482	$97,690	$29,057	$266,087

TOTAL	$138,298	$940,773	$756,526	$225,023	$2,060,619

*	Prior to [February 18], 2011, GEID was the distributor of the Funds. Accordingly, the Distributor was not paid any 12b-1 fees for the periods shown.
**	Other includes the following expenses: rent, phone, licensing registration, customer call center, and recruiting of sales personnel.

For the fiscal year ended September 30, 2010, GEID* spent the fees paid under each Highland Fund’s Class B 12b-1 Plan as follows:

Fund	Printing & Mailing of Prospectuses to Other than Current Shareholders	Compensation to Broker-Dealers	Compensation to Sales Personnel	Other **	Total
U.S. Equity Fund	$444	$3,021	$2,429	$722	$6,616
Core Value Equity Fund	$270	$1,839	$1,479	$440	$4,029
Premier Growth Fund	$846	$5,752	$4,625	$1,376	$12,598
Small-Cap Equity Fund	$456	$3,105	$2,497	$743	$6,800
Global Equity Fund	$42	$285	$229	$68	$624
International Equity Fund	$164	$1,117	$898	$267	$2,447
Income Fund	$176	$1,198	$964	$287	$2,625
Government Securities Fund	$200	$1,363	$1,096	$326	$2,986
Short-Term Government Fund	$228	$1,550	$1,247	$371	$3,396
Tax-Exempt Fund	$33	$222	$178	$53	$486
Total Return Fund	$1,781	$12,115	$9,742	$2,898	$26,536

TOTAL	$4,641	$31,567	$25,384	$7,551	$69,143

*	Prior to [February 18], 2011, GEID was the distributor of the Funds. Accordingly, the Distributor was not paid any 12b-1 fees for the periods shown.
**	Other includes the following expenses: rent, phone, licensing registration, customer call center, and recruiting of sales personnel.

For the fiscal year ended September 30, 2010, GEID* spent the fees paid under each Highland Fund’s Class C 12b-1 Plan as follows:

Fund	Printing & Mailing of Prospectuses to Other than Current Shareholders	Compensation to Broker-Dealers	Compensation to Sales Personnel	Other **	Total
U.S. Equity Fund	$1,990	$13,536	$10,885	$3,238	$29,648
Core Value Equity Fund	$1,393	$9,478	$7,622	$2,267	$20,760
Premier Growth Fund	$9,622	$65,456	$52,637	$15,656	$143,372
Small-Cap Equity Fund	$1,932	$13,144	$10,570	$3,144	$28,790
Global Equity Fund	$86	$586	$471	$140	$1,283
International Equity Fund	$762	$5,183	$4,168	$1,240	$11,353
Income Fund	$604	$4,106	$3,302	$982	$8,994
Government Securities Fund	$422	$2,869	$2,307	$686	$6,283
Short-Term Government Fund	$4,310	$29,320	$23,578	$7,013	$64,221
Tax-Exempt Fund	$1,261	$8,579	$6,899	$2,052	$18,792
Total Return Fund	$7,986	$54,325	$43,686	$12,994	$118,991

TOTAL	$30,368	$206,582	$166,125	$49,412	$452,487

*	Prior to [February 18], 2011, GEID was the distributor of the Funds. Accordingly, the Distributor was not paid any 12b-1 fees for the periods shown.
**	Other includes the following expenses: rent, phone, licensing registration, customer call center, and recruiting of sales personnel.

For the fiscal year ended September 30, 2010, GEID* spent the fees paid under each Highland Fund’s Class R 12b-1 Plan as follows:

Fund	Printing & Mailing of Prospectuses to Other than Current Shareholders	Compensation to Broker-Dealers	Compensation to Sales Personnel	Other **	Total
U.S. Equity Fund	$3	$21	$17	$5	$45
Core Value Equity Fund	$3	$20	$16	$5	$44
Premier Growth Fund	$28	$191	$154	$46	$419
Small-Cap Equity Fund	$3	$20	$16	$5	$44
Global Equity Fund	$2	$17	$14	$4	$37
International Equity Fund	$2	$17	$14	$4	$37
Income Fund	$4	$24	$19	$6	$53
Short-Term Government Fund	$3	$24	$19	$6	$52
Total Return Fund	$3	$20	$16	$5	$44

TOTAL	$51	$354	$285	$85	$775

*	Prior to [February 18], 2011, GEID was the distributor of the Funds. Accordingly, the Distributor was not paid any 12b-1 fees for the periods shown.
**	Other includes the following expenses: rent, phone, licensing registration, customer call center, and recruiting of sales personnel.

For the fiscal years ended September 30, 2010, 2009 and 2008, GEID* earned and retained the following amounts on the sale of Class A shares of each Highland Fund as follows:

Fund	Year	Amount Earned by GEID (Aggregate Amount of Commissions)	Amount Retained by GEID
U.S. Equity Fund	2010	$467,904	$254,283
U.S. Equity Fund	2009	$8,150	$1,248
U.S. Equity Fund	2008	$31,293	$2,884
Core Value Equity Fund	2010	$89,350	$48,557
Core Value Equity Fund	2009	$6,855	$1,185
Core Value Equity Fund	2008	$14,587	$1,515
Premier Growth Fund	2010	$357,980	$194,545
Premier Growth Fund	2009	$14,210	$8,067
Premier Growth Fund	2008	$79,931	$9,237
Small Cap Equity Fund	2010	$83,645	$45,457
Small Cap Equity Fund	2009	$4,824	$2,223
Small Cap Equity Fund	2008	$42,243	$4,726
Global Equity Fund	2010	$74,347	$40,404
Global Equity Fund	2009	$2,571	$664
Global Equity Fund	2008	$38,221	$2,488
International Equity Fund	2010	$63,717	$34,627
International Equity Fund	2009	$5,827	$756
International Equity Fund	2008	$23,285	$2,287
Income Fund	2010	$243,620	$132,396
Income Fund	2009	$2,910	$1,503
Income Fund	2008	$6,685	$826

Fund	Year	Amount Earned by GEID (Aggregate Amount of Commissions)	Amount Retained by GEID
Government Securities Fund	2010	$258,523	$140,494
Government Securities Fund	2009	$9,521	$5,157
Government Securities Fund	2008	$42,077	$6,152
Short-Term Government Fund	2010	$119,532	$64,960
Short-Term Government Fund	2009	$2,561	$1,186
Short-Term Government Fund	2008	$5,305	$534
Tax-Exempt Fund	2010	$35,914	$19,518
Tax-Exempt Fund	2009	$3,731	$3,400
Tax-Exempt Fund	2008	$10,332	$1,520
Total Return Fund	2010	$266,087	$144,605
Total Return Fund	2009	$20,767	$10,792
Total Return Fund	2008	$155,855	$16,382

*	Prior to [February 18], 2011, GEID was the distributor of the Funds. Accordingly, the Distributor did not earn or retain any amount on the sale of shares of any Highland Fund for the periods shown.

For the fiscal year ended September 30, 2010, GEID* earned and retained the following amounts on the sale of Class B shares of each Highland Fund as follows:

Fund	Amount Earned by GEID (Aggregate Amount of Commissions)	Amount Retained by GEID
U.S. Equity Fund	$6,616	$3,595
Core Value Equity Fund	$4,029	$2,190
Premier Growth Fund	$12,598	$6,846
Small Cap Equity Fund	$6,800	$3,695
Global Equity Fund	$624	$339
International Equity Fund	$2,447	$1,330
Income Fund	$2,625	$1,427
Government Securities Fund	$2,986	$1,623
Short-Term Government Fund	$3,396	$1,846
Tax-Exempt Fund	$486	$264
Total Return Fund	$26,536	$14,421

TOTAL	$69,143	$37,576

For the fiscal year ended September 30, 2010, GEID* earned and retained the following amounts on the sale of Class C shares of each Highland Fund as follows:

Fund	Amount Earned by GEID (Aggregate Amount of Commissions)	Amount Retained by GEID (Aggregate Amount of Commissions)
U.S. Equity Fund	$29,648	$16,112
Core Value Equity Fund	$20,760	$11,282
Premier Growth Fund	$143,372	$77,916
Small-Cap Equity Fund	$28,790	$15,646
Global Equity Fund	$1,283	$697
International Equity Fund	$11,353	$6,170
Income Fund	$8,994	$4,888
Government Securities Fund	$6,283	$3,414
Short-Term Government Fund	$64,221	$34,901
Tax-Exempt Fund	$18,792	$10,213
Total Return Fund	$118,991	$64,666

TOTAL	$452,487	$245,905

For the fiscal year ended September 30, 2010, GEID* earned and retained the following amounts on the sale of Class R shares of each Highland Fund as follows:

Fund	Amount Earned by GEID (Aggregate Amount of Commissions)	Amount Earned by GEID (Aggregate Amount of Commissions)
U.S. Equity Fund	$45	$24
Core Value Equity Fund	$44	$24
Premier Growth Fund	$419	$228
Small-Cap Equity Fund	$44	$24
Global Equity Fund	$37	$20
International Equity Fund	$37	$20
Income Fund	$53	$29
Short-Term Government Fund	$52	$28
Total Return Fund	$44	$24

TOTAL	$775	$421

*	Prior to [February 18], 2011, GEID was the distributor of the Funds. Accordingly, the Distributor did not earn or retain anyamount on the sale of shares of any Highland Fund for the periods shown.

Custodian

PFPC Trust Company, which will be renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, located at 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, is the custodian for the Funds. PFPC Trust Company is responsible for holding all securities, other investments and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses and performing other administrative duties, all as directed by authorized persons. PFPC Trust Company does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses.

Transfer Agent and Dividend Paying Agent

BNY Mellon Asset Servicing, located at P.O. Box 9840, Providence, Rhode Island 02940, serves as the transfer agent of the Fund’s investments. As transfer agent, BNY Mellon Asset Servicing is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Funds. For its services, BNY Mellon Asset Servicing receives monthly fees charged to the Funds, plus certain charges for securities transactions.

Distributor

BNY Mellon Distributors Inc., located at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Funds’ statutory underwriter and facilitates the distribution of the Funds’ shares. The Distributor will use all reasonable efforts in connection with distribution of shares of the Funds.

Certain Affiliations

The Funds, HFAM and HCM are currently affiliated with NexBank Securities, Inc. (“NexBank”), a FINRA member broker-dealer that is indirectly controlled by the principals of HFAM. Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with affiliated brokers. The Funds may utilize affiliated brokers for agency transactions, subject to compliance with policies and procedures adopted pursuant to a 1940 Act rule. These policies and procedures are designed to provide that commissions, fees or other remuneration received by any affiliated broker or its affiliates for agency transactions are reasonable and fair compared to the remuneration received by other brokers in comparable transactions.

In addition to the affiliation with NexBank, the Funds and HFAM are currently affiliated with Barrier Advisors, Inc. (“Barrier”), a restructuring and financial advisor, and Governance Re Ltd. (“Governance Re”), an insurance company, both of which are indirectly controlled by the principals of HFAM. NexBank, Barrier and Governance Re may offer certain services to portfolio companies whose securities, including loans, are owned by one or more registered investment companies advised by HFAM (the “Portfolio Companies”). For example, NexBank may provide agent services for Portfolio Companies under credit agreements pursuant to which a Fund may be a lender; Barrier may offer strategic, financial and operational advisory services to Portfolio Companies; and Governance Re may offer insurance services to the Portfolio Companies. NexBank, Barrier, Governance Re and other affiliated service providers may receive fees from Portfolio Companies or other parties for services provided.

With respect to each Fund, the Board will, in accordance with specific procedures and policies adopted by the Board, review any investment or operational decisions that are brought to the attention of the Board and that may present potential conflicts of interest between HFAM and the Fund.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

The following information supplements the discussion of methods for reducing or eliminating sales charges in the Class A and Class C Shares Prospectus.

Right of Accumulation (Class A Shares Only)

Reduced sales charges on Class A Shares of the Funds can be obtained by combining a current purchase with prior purchases of all classes of any Participating Funds (as defined in the Prospectus). The applicable sales charge is based on the combined total of:

1. the current purchase; and

2. the value at the public offering price at the close of business on the previous day of a Fund’s and any Participating Fund’s Class A Shares held by the shareholder, the shareholder’s spouse or the shareholder’s minor children.

The Fund and the shareholder’s Financial Advisor must be promptly notified of each purchase that entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder’s holdings by the Transfer Agent. The Funds may terminate or amend this Right of Accumulation at any time without notice.

Letter of Intent (Class A Shares Only)

Any person may qualify for reduced sales charges on purchases of Class A Shares of the Funds made within a 13-month period pursuant to a Letter of Intent (“Letter”). A shareholder may include, as an accumulation credit toward the completion of such Letter, the value of all shares (of any class) of any Participating Funds held by the shareholder on the date of the Letter. The value is determined at the public offering price on the date of the Letter. Purchases made through reinvestment of distributions do not count toward satisfaction of the Letter. Upon request, a Letter may reflect purchases within the previous 90 days.

During the term of a Letter, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable to Class A Shares actually purchased if the terms of the Letter are not satisfied. Dividends and capital gains will be paid on all escrowed shares, and these shares will be released (upon satisfaction of any amount owed for sales charges if the terms of the Letter are not satisfied) when the amount indicated has been purchased or at the end of the period covered by the Letter, whichever occurs first. A Letter does not obligate the investor to buy or the Funds to sell the amount specified in the Letter.

If a shareholder exceeds the amount specified in the Letter and reaches an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Letter. The resulting difference in offering price will purchase additional shares for the shareholder’s account at the applicable offering price. As a part of this adjustment, the shareholder’s Financial Advisor shall return to the Fund the excess commission previously paid to the Financial Advisor during the 13-month period.

If the amount specified in the Letter is not purchased, the shareholder shall remit to the [Fund] an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within 20 days after a written request to pay such a difference in sales charge, the Transfer Agent will redeem that number of escrowed Class A Shares to equal such difference. The additional amount of Financial Advisor discount from the applicable offering price shall be remitted by the [Fund] to the shareholder’s Financial Advisor of record.

Additional information about, and the terms of, Letters of Intent are available from your Financial Advisor, or from the Transfer Agent at (877) 665-1287.

Reinstatement Privilege (Class A and C Shares Only)

A shareholder who has redeemed Class A or Class C Shares of a Fund may, upon request, reinstate within one year a portion or all of the proceeds of such sale in Class A Shares or Class C Shares, respectively, of the Fund or another Participating Fund at the NAV next determined after receipt by such shareholder’s Financial Advisor or the Transfer Agent receives a reinstatement request and payment. The [Fund] will not pay your Financial Advisor a commission on any reinvested amount. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Shareholders who desire to exercise this privilege should contact their Financial Advisor or the Transfer Agent. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the U.S. federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Please consult your tax advisor.

Privileges of Financial Advisors

Class A Shares of the Funds may be sold at NAV, without a sales charge, to registered representatives and employees of Financial Advisors (including their affiliates) and such persons’ families and their beneficial accounts.

Privileges of Certain Shareholders

Any shareholder eligible to buy Class Z Shares of any Participating Fund may acquire, through purchase or exchange, Class A Shares of another Participating Fund at NAV in those cases where Class Z Shares are not available. Qualifying shareholders will not be subject to the initial sales charge or CSDC on Class A Shares, although they will be subject to the annual Rule 12b-1 distribution and service fees on Class A Shares.

Sponsored Arrangements

Class A Shares of the Funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Funds on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization’s group, the term of the organization’s existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A Shares may also be purchased at a reduced or zero sales charge by clients of Financial Advisors that have entered into agreements with the Distributor [or the Funds] pursuant to which a Fund is included as an investment option in programs involving fee-based compensation arrangements and by participants in certain retirement plans.

Class B Shares. Class B shares are closed to new investments. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Highland Fund portfolios or the Money Market Fund – Retail Class (as permitted by current exchange privilege rules). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a dividend reinvestment or permitted exchange. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated contingent deferred sales charges (“CDSC”) schedules, conversion features and distribution plan and shareholder services plan fees, will continue in effect.

Class B shares convert automatically to Class A shares after six years to take advantage of lower expenses. Class B shares acquired initially through Investor Trust Funds convert to Class A shares after eight years. The conversion of Class B shares into Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversions will not constitute taxable events for Federal tax purposes.

Class B shares are subject to a CDSC that declines based on the amount of time you hold your shares. Class B shares redeemed during each of the time periods described below will be subject to a CDSC. Shares purchased initially through Investors Trust Funds are subject to a longer CDSC period.

The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class’ net asset value of the block of shares being redeemed at the time of their purchase or its net asset value at the time of redemption. To ensure that you pay the lowest CDSC possible, the Funds use the shares with the lowest CSDC to fill your redemption requests.

Class C Shares. Class C shares will be offered at their net asset value per share next determined after a purchase order is received, without imposition of an initial sales charge. Class C shares are sold subject to a maximum 1.00% CDSC applicable for one year after purchase as disclosed in the Prospectus. The CDSC is calculated in the same manner as that for Class B shares. However, unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time.

Trail commissions of up to 1.00% may be paid to Financial Advisors that provide on-going services with respect to Class C shares.

Class R Shares. Class R shares will be offered at their net asset value per share next determined after a purchase order is received, without the imposition of an initial sales charge or CDSC. Unlike Class B shares, Class R shares do not convert to Class A shares after a specified period of time. Trail commissions of up to 0.50% may be paid to Financial Advisors that provide on-going services with respect to Class R shares.

Class Y Shares. Class Y shares will be offered without the imposition of a sales charge, CDSC, or a distribution and service fee (Rule 12b-1 fee).

Retail Class Shares. (Money Market Fund only) Retail Class shares will be offered without the imposition of an initial sales charge, CDSC or a distribution and service fee (Rule 12b-1 fee).

Institutional Class Shares. (Money Market Fund only) Institutional Class shares are not subject to an initial sales charge, CDSC or a distribution and service fee (Rule 12b-1 fee).

Purchases Through Financial Advisors

Class A, Class C, Class R and Class Y shares of each Participant Fund, as applicable, and the Retail Class of the Money Market Fund are currently available to clients and customers of Financial Advisors as provided above. The Institutional Class shares of the Money Market Fund are not currently available for purchase through Financial Advisors. Certain features of each Fund, such as initial and subsequent investment minimums, redemption fees and certain operational procedures, may be modified or waived subject to agreement with or among the Trust, HFAM or the Distributor and such Financial Advisors. Financial Advisors may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Fund shares are purchased or redeemed directly from the Trust [or the Distributor]. Therefore, a client or customer should contact their investment adviser and/or Financial Advisors acting on his or her behalf concerning the fees (if any) charged in connection with a purchase or redemption of Fund shares and should read the Prospectus in light of the terms governing his or her account with the Financial Advisor. Financial Advisors will be responsible for promptly reporting client or customer purchase and redemption orders to the Trust in accordance with their agreements with their clients or customers and their agreements with or among the Trust, HFAM or the Distributor.

CDSCs

A CDSC payable to the Fund is imposed on certain redemptions of Class A, Class B and Class C shares of a Participant Fund, however effected. Class A, Class B and Class C shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents (1) shares that were purchased more than a fixed number of years prior to the redemptions, (2) reinvestment of dividends or capital gains distributions, or (3) capital appreciation of shares redeemed. The amount of any applicable CDSC will be calculated by multiplying the applicable percentage charge by the lesser of (1) the net asset value of the Class A, Class B or Class C shares at the time of purchase or (2) the net asset value of the Class A, Class B or Class C shares at the time of redemption. In circumstances in which the CDSC is imposed upon redemption of Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed.

The CDSC on Class A and Class C shares is payable on the same terms and conditions as would be applicable to Class B shares, except that the CDSC on Class A and Class C shares is at a lower rate and for a shorter period than that imposed on Class B shares (1% for redemptions only during the first year after purchase), and except that Class A and Class C shares have no automatic conversion feature. The CDSC applicable to Class A and Class C shares is calculated in the same manner as the CDSC with respect to Class B shares and is waived in the same situations as with respect to Class B shares.

The following table sets forth the CDSC rates applicable to redemptions of Class B shares of the U.S. Equity Fund, Premier Growth Fund, Core Value Equity Fund, Small-Cap Equity Fund, Global Equity Fund, International Equity Fund and Total Return Fund:

Year Since Purchase Payment was Made	CDSC as a % of Amount Redeemed
Within First Year	4.00%
Within Second Year	3.00%
Within Third Year	2.00%
Within Fourth Year	1.00%
Within Fifth Year	0.00%
Within Sixth Year	0.00%

The following table sets forth the CDSC rates applicable to redemptions of Class B shares of the Tax-Exempt Fund, Income Fund, Government Securities Fund and the Short-Term Government Fund:

Year Since Purchase Payment was Made	CDSC as a % of Amount Redeemed
Within First Year	3.00%
Within Second Year	3.00%
Within Third Year	2.00%
Within Fourth Year	1.00%
Within Fifth Year	0.00%
Within Sixth Year	0.00%

The following table sets forth the CDSC rates applicable to redemptions of any Fund’s Class B shares acquired, either by purchase or exchange, as a result of the combination of the Investors Trust Funds with certain Funds:

Year Since Purchase Payment was Made	CDSC as a % of Amount Redeemed
Within First Year	5.00%
Within Second Year	4.00%
Within Third Year	3.00%
Within Fourth Year	2.00%
Within Fifth Year	1.00%
Within Sixth Year	0.00%
Within Seventh Year	0.00%
Within Eighth Year	0.00%

Class B shares will automatically convert to Class A shares six years (eight years in the case of Class B shares acquired, either by purchase or exchange, as a result of the combination of the Investors Trust Funds with certain Funds) after the date on which they were purchased and thereafter will no longer be subject to the higher distribution fee applicable to such Class B shares, but will be subject to the 0.25% distribution fee applicable with respect to Class A shares. See “Exchange Privilege” for the effect of exchanges on the CDSC applicable to exchanged shares.

In determining the applicability and rate of any CDSC to a redemption of shares of a Fund, the [Fund] will assume that a redemption is made first of shares representing reinvestment of dividends and capital gain distributions and then of other shares held by the shareholder for the longest period of time. This assumption will result in the CDSC, if any, being imposed at the lowest possible rate.

Waiver of CDSCs

CDSCs may be waived on redemptions in the following situations with the proper documentation:

1.	Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse or (iii) the beneficiary of a Uniform Gifts to Minors Act (“UGMA”), Uniform Transfers to Minors Act (“UTMA”) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If Class C Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee’s account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2.	Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code. To be eligible for such waiver, (i) the disability must arise after the purchase of shares, (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter must be produced from a physician signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

3.	Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase, and (iii) the trust document provides for dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

4.	Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the Financial Advisor agrees to return all or the agreed-upon portion of the commission received on the shares being redeemed.

5.	Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement age (as stated in the document).

The CDSC also may be waived if the Financial Advisor agrees to return all or an agreed-upon portion of the commission received on the sale of the shares being redeemed.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Net investment income (that is, income other than long- and short-term capital gains) and net realized long- and short-term capital gains are determined separately for each Fund. Dividends of a Participant Fund or the Money Market Fund which are derived from net investment income and distributions of net realized long- and short-term capital gains paid by a Fund to a shareholder will be automatically reinvested in additional shares of the same Class of the Participant Fund or the Money Market Fund, respectively, and deposited in the shareholder’s account, unless the shareholder instructs the Trust, in writing or by telephone, to pay all dividends and distributions in cash. Shareholders may contact the Trust for details concerning this election. However, if it is determined that the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder, the Fund may terminate the shareholder’s election to receive dividends and other distributions in cash. Thereafter, the shareholder’s subsequent dividends and other distributions will be automatically reinvested in additional shares of the Fund until the shareholder notifies the Fund in writing of his or her correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. No interest will accrue on amounts represented by uncashed dividend, distribution or redemption checks. Dividends attributable to the Tax-Exempt Fund, Income Fund, High-Yield Fund, Government Securities Fund, Short-Term Government Fund and Money Market Fund are declared daily and paid monthly.

The Government Securities Fund will declare a distribution each day in an amount based on periodic projections of its future net investment income and will pay such distributions monthly. Consequently, the amount of each daily distribution may differ from actual net investment income. The purpose of these distribution procedures is to attempt to eliminate, to the extent possible, fluctuations in the level of monthly distribution payments that might result if such Fund declared dividends in the exact amount of its daily net investment income.

It is possible, however, as a result of this policy that total distributions in a year could exceed the total of the Government Securities Fund’s current year net investment income and capital gains. If this should occur, a portion of the distributions received by shareholders of such Fund could be a nontaxable “return of capital” for federal income tax purposes and thereby reduce the shareholder’s cost basis in shares of the Fund. If distributions are received in additional shares rather than cash, the capital “returned” would be automatically reinvested. In general, a shareholder’s total cost basis in the Fund will reflect the cost of the shareholder’s original investment plus the amount of any reinvestment.

Dividends attributable to the net investment income of the Premier Growth Fund, U.S. Equity Fund, Small-Cap Equity Fund, Core Value Equity Fund, Global Equity Fund, International Equity Fund and Total Return Fund are declared and paid annually. If a shareholder redeems all of his shares of the Tax-Exempt Fund, Income Fund, Government Securities Fund, Short-Term Government Fund or the Money Market Fund at any time during a month, all dividends to which the shareholders is entitled will be paid to the shareholder along with the proceeds of his redemption. Written confirmations relating to the automatic reinvestment of daily dividends will be sent to shareholders within five days following the end of each quarter for the Tax-Exempt Fund, Income Fund, Government Securities Fund and Short-Term Government Fund, and within five days following the end of each month for the Money Market Fund. Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made annually. These dividends and distributions are intended to comply with the requirements of the Code and are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. All expenses of the Tax-Exempt Fund, Income Fund, Government Securities Fund, Short-Term Government Fund and the Money Market Fund are accrued daily and deducted before declaration of dividends to shareholders. Earnings of the Tax-Exempt Fund, Income Fund, Government Securities Fund, Short-Term Government Fund and the Money Market Fund for Saturdays, Sundays and holidays will be declared as dividends on the business day immediately preceding the Saturday, Sunday or holiday. As a result of the different service and distribution fees applicable to the Classes, the per share dividends and distribution on Class Y shares will be higher than those on Class A shares, which in turn will be higher than those of Class B and Class C shares.

Each Fund is subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of net investment income and capital gains. If necessary to avoid the imposition of this tax, and if in the best interests of the Fund’s shareholders, the Trust will declare and pay dividends of the Fund’s net investment income and distributions of the Fund’s net capital gains more frequently than stated above.

Taxation of the Funds and Their Investments

The following is a summary of the federal taxation of the Funds and their investments and is based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action, possibly with retroactive effect.

Each Fund is treated as a separate taxpayer for federal income tax purposes. The Trust intends for each Fund to elect to be treated as a regulated investment company under Subchapter M of the Code and to continue to qualify as a regulated investment company each year. If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least the sum of (i) 90% of its investment company taxable income (including for this purpose its net ordinary investment income and any excess of its net realized short-term capital gains over its net realized long-term capital losses) and (ii) 90% of its tax-exempt interest income (reduced by certain expenses) (collectively, the “90% distribution requirement”), (which the Trust intends each Fund to do), then under the provisions of Subchapter M of the Code, the Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute dividend income (including dividends derived from capital gains or interest on tax-exempt obligations) to the extent of such Fund’s available earnings and profits.

Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of each Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of each Fund’s taxable year, (a) at least 50% of the value of each Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (with such securities of any one issuer being limited to no more than 5% of the value of each Fund and to no more than 10% of the outstanding voting securities of such issuer), and (b) each Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more “qualified publicly-traded partnerships.”

In addition, in order to avoid a 4% nondeductible federal excise tax on certain undistributed income of, each Fund generally must distribute in a timely manner the sum of (1) 98.2% of its ordinary income for each calendar year, (2) 98% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years.

Each Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.

Investment income received by a Fund from sources within foreign countries, or capital gains earned by the Funds investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or an exemption from tax on income and gains from such countries. The effective rate of foreign tax cannot be determined at this time since the amount of these Funds’ assets to be invested within various countries is not yet known. The Trust intends that the Funds seek to operate so as to qualify for treaty-reduced rates of tax when applicable.

In addition, if a Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes) that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. The Funds with “Global” and “International” in their names each anticipates that it may qualify for and make this election in most, but not necessarily all, of its taxable years. If a Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund will be included in the income of its shareholders and the shareholders often are entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which a Fund makes such an election, it will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder’s gross income and the amount that will be available as a deduction or credit against the shareholder’s own tax liability. Shareholders must itemize their deductions in order to deduct foreign taxes. Certain limitations may apply that could limit the extent to which the credit or the deduction for foreign taxes may be claimed.

If a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

A Fund’s transactions in foreign currencies, forward contracts, options contracts and futures contracts are subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Fund, (2) could require the Fund to “mark-to-market” certain types of the positions in its portfolio (that is, treat them as if they were closed out at the end of each year) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement or result in the imposition of excise tax.

For example, foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.

In addition, each Fund that invests in certain payment-in-kind securities, zero coupon obligations or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

The Federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Each Fund seeks to monitor its transactions to make the appropriate tax elections and make the appropriate entries in its books and records when the Fund acquires any foreign currency, forward contract, option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

The Tax-Exempt Fund is designed to provide investors with current tax-exempt interest income. Exempt-interest dividends distributed to shareholders by this Fund are not included in the shareholder’s gross income for regular federal income tax purpose (but may nevertheless be subject to federal alternative minimum taxes). In order for the Tax-Exempt Fund to pay exempt-interest dividends during any taxable year, at least 50% of the value of the Fund at the close of each quarter of such taxable year must consist of tax-exempt municipal obligations.

The Tax-Exempt Fund may not be an appropriate investment for entities that are “substantial users” of facilities financed by private activity bonds that are owned by the Tax-Exempt Fund or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a nonexempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Under the Code, interest on specified private activity bonds issued after August 7, 1986, although exempt from regular federal income taxes, is treated as an item of tax preference for purposes of the alternative minimum tax on individuals and corporations. If the Tax-Exempt Fund invests in such specified private activity bonds, it will report a portion of the exempt-interest dividends paid to its shareholders as interest on specified private activity bonds, and hence as a tax preference item. In addition, all exempt-interest dividends are included in adjusted current earnings.

In addition, the receipt of exempt-interest dividends may affect a foreign corporate shareholder’s federal “branch profits” tax liability and a Subchapter S corporation shareholder’s federal “excess net passive income” tax liability. Prospective investors should consult their own tax advisers as to whether they are (i) substantial users with respect to a facility or related to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, any applicable state alternative minimum tax, the federal branch profits tax, or the federal excess net passive income tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Tax-Exempt Fund is not deductible for federal income tax purposes. Receipt of exempt- interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

As of September 30, 2010, the following Funds have capital loss carryforwards as indicated below. The capital loss carryforwards of each such Fund are available to offset that Fund’s future capital gains realized prior to the expiration of the applicable carryforwards to the extent provided in the Code and regulations thereunder. Under recently enacted legislation, capital losses sustained in future taxable years will not expire and may be carried over by the Funds without limitation.

Fund	Amount	Expiration Dates September 30,
U.S. Equity Fund	$5,061,505	2017
	$46,890,378	2018
Tax-Exempt Fund	$5,270	2011
	$14,537	2012
	$47,679	2014
	$38,829	2015
	$289,216	2016
	$291,901	2017
	$97,619	2018
Income Fund	$2,454,522	2015
	$1,535,679	2017
	$2,137,488	2018
Core Value Equity Fund	$1,258,562	2017
	$6,181,523	2018
Premiere Growth Fund	$4,473,747	2017
	$7,696,565	2018
Small-Cap Equity Fund	$2,288,244	2017
	$6,675,947	2018
Global Equity Fund	$2,207,588	2017
	$8,934,517	2018
International Equity Fund	$1,321,379	2017
	$11,044,571	2018
Total Return Fund	$2,200,580	2017
	$13,821,666	2018

Taxation of U.S. Shareholders

The following is a summary of certain Federal income tax considerations regarding the purchase, ownership and disposition of shares of the Funds and is based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action, possibly with retroactive effect. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. This summary does not address any federal estate tax issues that may arise from ownership of Fund shares. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

Distributions by a Fund of the excess of its net long-term capital gains over its net short-term capital losses which are properly reported by a Fund as “capital gain dividends” are taxable to a shareholder as long-term capital gain regardless of a shareholder’s holding period for his or her shares and regardless of whether such distributions are paid in cash or reinvested in additional shares. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.

Special rules apply to regular dividends paid to individuals. Such a dividend, with respect to taxable years ending on or before December 31, 2012, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by a Fund to an individual in a particular taxable year if 95% or more of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii) the portion of the regular dividends paid by a Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by a Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund’s gross income (ignoring gains attributable to the sale of stocks an securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, “qualified dividend income” generally means income from dividends received by a Fund after December 31, 2002 from U.S. corporations and qualifying foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. However, qualified dividend income does not include any dividends received from tax-exempt corporations. Also, dividends received by a Fund from a real estate investment trust or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

If an individual receives a dividend qualifying for long-term capital gains rates and such a dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than or equal to 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in his or her Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash.

A Fund’s ordinary income dividends to corporate shareholders may, if certain conditions are met, qualify for the dividends received deduction to the extent that the Fund has received dividend income during the taxable year that otherwise qualifies for the deduction; capital gain dividends distributed by a Fund are not eligible for the dividends received deduction. In order to constitute an eligible qualifying dividend, a dividend must be from a U.S. domestic corporation in respect of the stock of such corporation that has been held by the Fund, for federal income tax purposes, for at least 46 days during the 91-day period that begins 45 days before the stock becomes ex-dividend (or, in the case of preferred stock, 91 days during the 181-day period that begins 90 days before the stock becomes ex-dividend). The Fund must also report the portion of any distribution that is eligible for the dividends received deduction in a written notice to shareholders. In addition, in order to be eligible to claim the dividends received deduction with respect to distributions from a Fund, corporate shareholders must meet the foregoing minimum holding period requirements with respect to their shares of the Fund. If a corporation borrows to acquire shares of a Fund, it may be denied a portion of the dividends received deduction to which it would otherwise be eligible to claim. The entire eligible dividend, including the otherwise deductible amount, is included in determining the excess (if any) of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of “extraordinary dividends” (as described above) received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

A Fund may elect to retain some or all of its net capital gain for a tax year, but designate the retained amount as a “deemed distribution.” In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may claim a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder’s tax basis for his or her shares. Since the Trust expects a Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gain. A shareholder that is not subject to U.S. Federal income tax or tax on long-term capital gain should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid on his or her behalf. In the event the Trust chooses this option on behalf of a Fund, the Trust must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

Any dividend declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and will not be entitled to offset the distribution against the tax basis in his or her shares. In addition, an investor should be aware that, at the time he or she purchases shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his or her shares. The amount of the gain or loss is measured by the difference between the shareholder’s adjusted tax basis in his or her shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares is a capital gain or loss if the shares are held as capital assets. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his or her shares for more than one year at the time of such sale or redemption; otherwise, it is classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss.

In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Also, if a shareholder who incurred a sales charge on the acquisition of shares of a Fund sells his or her shares within 90 days of purchase and subsequently acquires shares of another Fund of the Trust on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the prospectuses, such shareholder will not be entitled to include the amount of the sales charge in his or her basis in the shares sold for purposes of determining gain or loss unless certain conditions are met. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of tax the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.

Each Fund sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the Internal Revenue Service (“IRS”). Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder’s particular situation.

Each Fund may be required to withhold U.S. federal income tax at a rate of 28% (“backup withholding’’) from all taxable distributions payable to (1) any shareholder who fails to furnish the Fund with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. The 28% backup withholding tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.

PRINCIPAL SHAREHOLDERS

The following persons are the only persons known by the Trust to hold of record more than 5% of the outstanding shares of any class of the Funds as of December 31, 2010.

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

MONEY MARKET FUND – RETAIL CLASS

Frontier Trust Company FBO UHY Savings Plan PO Box 10758 Fargo, ND 58106	11,930,987.600 shares	11.12%

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	7,298,750.370 shares	6.80%

Raymond James & Assoc Inc. CSDM FBO William J Walsh IRA 217 Highland Road Andover, MA 01810	84,886.270 shares	9.18%

Henry Lisker Ariella Lisker JTWROS 7400 Shore Front Pkwy Apt 6X Far Rockaway, NY 11692	65,010.970 shares	7.03%

Florencio Lopez Enedina Lopez & Maria Lopez-Swirky JTWROS 145 Dorado Ter San Francisco, CA 94112	70,436.610 shares	7.61%

NFS LLC FEBO Santa Maria Lodge No580 F & AM PO Box 68 Ramona, CA 92065	122,576.670 shares	13.25%

PFPC Trust Co Cust FBO IRA James A Conner 13 Mulberry Lane Shelton, CT 06484	30,448.150 shares	21.7%

PFPC Trust Co Cust FBO SEP IRA Manuel W James P O Box 895 Mineral Bluff, GA 30559	17,886.210 shares	12.75%

PFPC Trust Co Cust FBO SEP IRA Charles M Dusseau 7455 SW 122nd Street Pinecrest, FL 33156-5211	50,115.670 shares	35.73%

PFPC Trust Co Cust FBO IRA A/C Richard R Valdez 6300 E Hampden Ave Apt 2224 Denver, CO 80222	13,517.560 shares	9.63%

PFPC Trust Co Cust FBO IRA A/C Druscilla J Covington 305 Ohleyer Road Yuba City, CA 95993-9301	11,043.140 shares	7.87%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

PFPC Trust Co Cust FBO SEP IRA Bruce Bothwell 3850 Chestnut Avenue Long Beach, CA 90807-3204	8,174.210 shares	5.82%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

MONEY MARKET FUND – INSTITUTIONAL CLASS

ELFUN Trust Attn: Ruth Whelan 3001 Summer Street Stamford, CT 06904	49,853,491.590 shares	6.92%

GE Institutional Funds – Income Attn:Ruth Whelan 3001 Summer Street Stamford, CT 06904	43,172,022.130 shares	5.99%

GE Institutional Funds – International Equity Fund ATTN: Ruth Whelan 3001 Summer Street Stamford, CT 06904	105,137,319.170 shares	14.59%

GE Capital Corporation Attn: Steve Velluto 201 High Ridge Road Stamford, CT 06927	40,014,117.410 shares	5.55%

GE Investments Funds – Total Return Fund Attn: Ruth Whelan 3001 Summer Street Stamford, CT 06904	78,287,206.510 shares	10.87%

GE Institutional Funds – Small-Cap Fund ATTN: Ruth Whelan 3001 Summer Street Stamford, CT 06904	41,602,570.000 shares	5.77%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

INCOME FUND – CLASS A

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	2,257,943.720 shares	28.35%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

INCOME FUND – CLASS B

Merrill Lynch Pierce Fenner & Smith Inc FBO Sole Benefit of its Customers 4800 Deer Lake Drive East Jacksonville FL 32246	4,315.610 shares	49.14%

PFPC Trust Co Cust FBO IRA C Anthony Calongne 27 New York Road Plattsburgh, NY 12903	723.940 shares	8.24%

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	752.660 shares	8.57%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

INCOME FUND – CLASS C

PFPC Trust Co Cust FBO IRA R/O George J. Turner 254 Hancock Street Brooklyn, NY 11216	10,918.120 shares	16.25%

MG Trust Company Cust FBO Hudson Water Works Inc Safe Harbor 401K plan 700 17th Street, Suite 300 Denver, CO 80202	5,602.770 shares	8.34%

Raymond James & Assoc Inc CSDN FBO Diane Palmer IRA 135 Oakbrook Commons Clifton Park NY 12065	4,048.760 shares	6.02%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

INCOME FUND – CLASS R

GE Asset Management 3003 Summer Street Stamford, CT 06904	911.470 shares	100%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

INCOME FUND – CLASS Y

Frontier Trust Company FBO Advanced Services EE Svgs & Ret Plan PO Box 10758 Fargo, ND 58106	85,899.780 shares	38.91%

Gary C. Wendt or Rosemarie Wendt TTEE GW Foundation 39 Wilshire Blvd Greenwich, CT 06831-2723	16,523.240 shares	7.48%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

Building With Books Inc PO Box 16741 Stamford, CT 06905-8741	64,149.940 shares	29.06%

Frontier Trust Company FBO The Rittenhouse 401(K) Profit Sharing Plan P O Box 10758 Fargo, ND 58106	49,437.110 shares	22.39%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

U.S. EQUITY FUND – CLASS A

Charles Schwab & Co. Inc Special Custody Account For the Exclusive Benefit of Customers Attn Mutual Funds 101 Montgomery Street San Francisco, CA 94104	888,764.280 shares	11.40%

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	769,513.280 shares	9.87%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

U.S. EQUITY FUND – CLASS B

PFPC Trust Co Cust FBO IRA R/O Shirley R Hamer 14 Phillip Road Billerica, MA 01821	1,205,370 shares	9.81%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

U.S. EQUITY FUND – CLASS C

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	9,407.580 shares	7.28%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

U.S. EQUITY FUND – CLASS R

GE Asset Management 3003 Summer Street Stamford, CT 06904	413.380 shares	100%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

U.S. EQUITY FUND – CLASS Y

Standard Life Assurance Company of Canada c/o Quyen Nguyen – Investment Accounting 1245 Sherbrooke St, West Flr 16 Montreal, Canada H3G 1G3	5,904,912.470 shares	95.67%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

PREMIER GROWTH FUND – CLASS A

Hartford Life Insurance Company P.O. Box 2999 Hartford, CT 06104	592,296.450 shares	8.40%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

PREMIER GROWTH FUND – CLASS B

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	4,813.190 shares	18.86%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

PREMIER GROWTH FUND – CLASS C

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	55,614.320 shares	7.32%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

PREMIER GROWTH FUND – CLASS R

GE Asset Management 3003 Summer Street Stamford, CT 06905	491.910 shares	8.77%

MG Trust Company Cust FBO Stellar Technology Inc 700 17TH Street, Suite 300 Denver, CO 80202	4,499.560 shares	80.25%

MG Trust Company Cust FBO PRO Transportation Inc 401K Profit 700 17th Street, Suite 300 Denver, CO 80202	610.230 shares	10.88%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

SMALL-CAP FUND – CLASS A

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	545,287.540 shares	15.25%

Frontier Trust Company FBO UHY Savings Plan P O Box 10758 Fargo, ND 58106	382,213.200 shares	10.69%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

SMALL-CAP FUND – CLASS B

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	11,550.100 shares	26.45%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

SMALL-CAP FUND – CLASS C

First Clearing, LLC 2801 Market Street Saint Louis, MO 63103	24,380.700 shares	7.26%

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	75,784.850 shares	22.59%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

SMALL-CAP FUND – CLASS R

GE Asset Management 3003 Summer Street Stamford, CT 06905	980.730 shares	100%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

SMALL-CAP FUND – CLASS Y

Building With Books Inc PO Box 16741 Stamford, CT 06905	19,375.880 shares	98.2%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

INTERNATIONAL EQUITY FUND – CLASS A

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	126,752.280 shares	6.58%

Frontier Trust UHY Savings Plan PO Box 10758 Fargo, ND 58106	230,070.760 shares	11.95%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

INTERNATIONAL EQUITY FUND – CLASS B

PFPC Trust Co Cust FBO IRA R/O Ronald Wroblewski 719 Ohio Street North Tonawanda, NY 14120	512.120 shares	5.23%

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	1,662.890 shares	16.98%

PFPC Trust Co Cust FBO IRA R/O Denise Turner 1598 3rd Avenue Apt 5B New York, NY 10128-4428	915.190 shares	9.35%

NFS LLC FEBO Lucy W Carroll 72 Ridge Road New London, NH 03257	510.700 shares	5.21%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

INTERNATIONAL EQUITY FUND – CLASS C

MG Trust Company Cust FBO Coats And Todd P.C. 700 17TH Street, Suite 300 Denver, CO 80202	7,551.590 shares	7.34%

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	9,770.480 shares	9.50%

MG Trust Company Cust FBO Cognition Corporation Sharing Plan 700 17th Street Suite 300 Denver, CO 80202	12,666.330 shares	12.31%

Stifel Nicolaus & Co Inc Meyhen International 501 North Broadway St Louis, MO 63102	5,183.550 shares	5.04%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

INTERNATIONAL EQUITY FUND – CLASS R

GE Asset Management 3001 Summer Street Stamford, CT 06905	614.630 shares	100%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

INTERNATIONAL EQUITY FUND – CLASS Y

Frontier Trust Company FBO Advanced Services EE Svgs & Ret Plan PO Box 10758 Fargo, ND 58106	49,723.940 shares	13.21%

Building With Books, Inc PO Box 5496 Stamford, CT 06905-8741	42,107.750 shares	11.19%

Wilmington Trust Company Ttee Fbo Christiana Care Home Health C/O Mutual Funds PO Box 8971 Wilmington, DE 19899	116,140.810 shares	30.87%

Commerce Bank NA FBO Kansas Area United Methodist Foundation 911 Main Street, Suite 201 Kansas City, MO 64105	165,526.900 shares	44.00%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

TAX-EXEMPT FUND – CLASS A

Willem Vedder TTEE Keleman Living Trust U/A DTD 04/14/2008 686 Tailfeather Way Bradenton, FL 34203	468,931.880 shares	14.48%

Sentinel Protection & Indemnity Co. C/O Marsh Management Services Inc 300 Broadhollow Road, Suite 201 Melville, NY 11747	481,170.240 shares	14.86%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

TAX-EXEMPT FUND – CLASS B

John P Kepros Michele R Kepros JTWROS 6478 E Island Lake Drive East Lansing MI 48823-9715	173.850 shares	9.59%

Barton T. Douglas Annemarie L. Douglas JTWROS 945 W. 97TH Avenue Northglenn, CO 80260	355.000 shares	19.58%

Peggy L. Lantz 4497 Lochurst Dr Pfafftown, NC 27040	1,276.590 shares	70.42%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

TAX-EXEMPT FUND – CLASS C

First Clearing LLC A/C 2177-9960 2801 Market Street Saint Louis, MO 63103	13,905.520 shares	6.60%

Merrill Lynch Pierce, Fenner & Smith Inc FBO Sole Benefit of Its Customers 4800 Deerlake Dr. East Jacksonville, FL 32246	45,901.560 shares	21.8%

UBS Financial Services Inc. FBO Florence Hessen Scher 11924 Forest Hill Blvd, Suite 32-312 Wellington, FL 33414	20,489.460 shares	9.73%

UBS Financial Services Inc. FBO Manfred D. Kammerer & Eveline Kammerer JTWROS C/O Classic College & Performance Center 2980 Piedmont Rd Atlanta, GA 30305	19,410.560 shares	9.21%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

TAX-EXEMPT FUND – CLASS Y

Merrill Lynch Pierce, Fenner & Smith Inc FBO Sole Benefit of Its Customers 4800 Deerlake Dr. East Jacksonville, FL 32246	31,956.060 shares	95.18%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

GOVERNMENT SECURITIES FUND – CLASS B

PFPC Trust Co Cust FBO IRA A/C Dayton Higgins 7419 46th Avenue Elmhurst, NY 11373	1,532.150 shares	9.73%

Janice K. Aho Kevin W. Logan JTWROS 35284 Meadow Lane Farmington Hills, MI 48335	5,195.880 shares	33.02%

PFPC Trust Co Cust FBO IRA Rollover – Jerry Roper Jr 510 Forest Avenue Cincinnati, OH 45229	2,423.450 shares	15.40%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

GOVERNMENT SECURITIES FUND – CLASS C

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	7,587.240 shares	12.16%

Merrill Lynch, Pierce, Fenner & Smith Fbo Sole Benefit Of Its Customers 4800 Deer Lake Dr. East Jacksonville, FL 32246	22,726.580 shares	36.42%

MSSB C/F Davies Clinic PC PSP Pooled Participants VIP Plus PS Plan Dtd 5/19/1998 345 N Grant St Canby, OR 97013	5,319.250 shares	8.52%

Citigroup Global Markets Inc 333 West 34th Street, 3rd Floor New York, NY 10001	6,426.930 shares	10.3%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

GLOBAL EQUITY FUND – CLASS B

PFPC Trust Company Cust FBO Sep IRA William C. Cornelius 6041 Clairemont Drive Owings, MD 20736	264.740 shares	10.55%

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	765.490 shares	30.5%

PFPC Trust Company Cust FBO Ira Sep FBO Franklin J. Argentine 292 Kane Pl Jupiter, FL 33458	165.980 shares	6.61%

PFPC Trust Co Cust FBO IRA A/C Dorothy J Meyer 2228 Pine Street Wantagh, NY 11793	204.430 shares	8.14%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

GLOBAL EQUITY FUND – CLASS C

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	1,181.740 shares	15.5%

UBS Financial Services Inc FBO Jeanette Beecher TOD Beneficiaries on File 5122 W Byron Street Chicago, IL 60641	433.500 shares	5.68%

First Clearing LLC Frank Dellorso & Antonella Dellorso JTWROS 24 Greenwood Lane Valhalla, NY 10595	530.150 shares	6.95%

NFS LLC FEBO Virginia Schenke 33 Oak Street Belleville, NJ 07109	863.150 shares	11.32%

Frontier Trust Company FBO Software Specialists Inc PO Box 10758 Fargo, ND 58106	1,374.480 shares	18.03%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

GLOBAL EQUITY FUND – CLASS R

GE Asset Management 3001 Summer Street Stamford, CT 06905	413.980 shares	100%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

GLOBAL EQUITY FUND – CLASS Y

Frontier Trust Company FBO 401(K) Inv Plan For Selected GE Cap P O Box 10758 Fargo, ND 58106	808,491.350 shares	99.99%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

SHORT-TERM GOVERNMENT FUND – CLASS A

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	962,823.740 shares	24.29%

Frontier Trust Company FBO UHY Savings Plan P O Box 10758 Fargo, ND 58106	317,759.100 shares	8.01%

Merrill Lynch Pierce Fenner & Smith Inc FBO Sole Benefit of its Customers 4800 Deer Lake Dr East Jacksonville FL 32246	233,585.750 Shares	5.89%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

SHORT-TERM GOVERNMENT FUND – CLASS B

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	12,183.020 shares	55.11%

PFPC Trust Company Cust FBO IRA R/O Shirley R. Hamer 14 Phillip Rd Billerca, MA 01821	1,991.600 shares	9.00%

PFPC Trust Company Cust FBO IRA R/O Denise Turner 1598 3rd Avenue Apt 5B New York, NY 10128	1,245.410 shares	5.63%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

SHORT-TERM GOVERNMENT FUND – CLASS C

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	81,718.940 shares	16.45%

Merrill Lynch Pierce Fenner & Smith Inc FBO Sole Benefit of its Customers 4800 Deer Lake Dr. East Jacksonville, FL 32246	78,623.880 shares	15.82%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

SHORT-TERM GOVERNMENT FUND – CLASS R

GE Asset Management 3001 Summer Street Stamford, CT 06905	920.670 shares	100%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

SHORT-TERM GOVERNMENT FUND – CLASS Y

SEI Private Trust Company C/O State Street Bank & Trust Attn: Mutual Fund Administrator One Freedom Valley Dr. Oaks, PA 19456	880,436.950 shares	80.98%

Merrill Lynch Pierce Fenner & Smith Inc FBO Sole Benefit of its Customers 4800 Deer Lake Dr East Jacksonville, FL 32246	71,900.480 shares	6.61%

Frontier Trust Company FBO Genpact US 401(k) Savings Plan P O Box 10758 Fargo, ND 58106	116,592.100 shares	10.72%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

CORE VALUE EQUITY FUND – CLASS A

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	322,145.470 shares	8.02%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

CORE VALUE EQUITY FUND – CLASS B

PFPC Trust Co Cust FBO SEP IRA Kanchana Kitiratansumpu 3125 9th Street St. Petersburg, FL 33704	1,598.470 shares	6.38%

Timothy J. OHanlon David C. Baum Mautz Baum OHanlon 401(K) PLAN PO Box 628 Pendleton, OR 97801	1,291.480 shares	5.16%

PFPC Trust Co Cust R/O IRA FBO Denise Turner 1598 3rd Avenue Apt 5B New York, NY 10128	1,381.120 shares	5.51%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

CORE VALUE EQUITY FUND – CLASS C

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	27,508.230 shares	12.47%

Merrill Lynch, Pierce, Fenner & Smith Inc. FBO Sole Benefit of its Customers 48000 Deer Lake Dr. East Jacksonville, FL 32246	36,929.180 shares	16.74%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

CORE VALUE EQUITY FUND – CLASS R

GE Asset Management 3001 Summer Street Stamford, CT 06905	1,076.380 shares	100%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

CORE VALUE EQUITY FUND – CLASS Y

Merrill Lynch, Pierce, Fenner & Smith Inc. FBO Sole Benefit of its Customers 48000 Deer Lake Dr. East Jacksonville, FL 32246	12,947.210 shares	100%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

TOTAL RETURN FUND –CLASS A

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	341,467.830 shares	6.47%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

TOTAL RETURN FUND –CLASS B

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	6,454.900 shares	13.9%

PFPC Trust Co Cust FBO SEP IRA Henry C Yuen 7504 Colonel Lindsay Dr Falls Church, VA 22043	3,504.650 shares	7.54%

PFPC Trust Co Cust FBO IRA R/O Wei Zhao 21592 Atlantic Blvd Ste 150 Sterling, VA 20166	2,409.800 shares	5.19%

Machpelah Cemetery Acacia Cemetery Perpetual Care Fund Machpelah Cemetery Assoc Inc. ATTN: David Jacobson 201 East Broadway New York, NY 10002	2,535.370 shares	5.46%

Merrill Lynch Pierce Fenner & Smith Inc FBO Sole Benefit of its Customers 4800 Deer Lake Dr East Jacksonville, FL 32246	9,133.610 shares	19.67%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

TOTAL RETURN FUND –CLASS C

Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399	45,010.610 shares	7.02%

Merrill Lynch Pierce Fenner & Smith Inc FBO Sole Benefit of its Customers 4800 Deer Lake Dr East Jacksonville, FL 32246	245,013.280 shares	38.21%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

TOTAL RETURN FUND –CLASS R

GE Asset Management 3001 Summer Street Stamford, CT 06905	488.340 shares	100%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class

TOTAL RETURN FUND –CLASS Y

Frontier Trust Company FBO The Rittenhouse 401(K) PS Plan PO Box 10758 Fargo, ND 58106	32,537.500 shares	12.67%

Standard Life Insurance Company P11D Attn Separate Account A 1100 SW 6TH AVE Portland, OR 97204	209,223.440 shares	81.47%

Merrill Lynch Pierce Fenner & Smith Inc FBO Sole Benefit of its Customers 4800 Deer Lake Dr East Jacksonville, FL 32246	13,463.260 shares	5.24%

As of December 31, 2010: (i) the current Trustees and officers of the Trust, as a group, beneficially owned less than 1% of each Fund’s outstanding shares; (ii) Standard Life Assurance Company of Canada (“Standard Life”) owns 41.8% of the U.S. Equity Fund; (iii) Frontier Trust Company owns 34.8% of the outstanding shares of the Global Equity Fund; and (iv) Pershing LLC owns 57% of the outstanding shares of the Income Fund. So long as Standard Life, Frontier Trust Company and Pershing LLC own more than 25% of the outstanding shares of the referenced Funds, they may be deemed to control these Funds.

FUND HISTORY AND ADDITIONAL INFORMATION

The Trust is an open-end management investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated August 10, 1992, as amended from time to time (the “Declaration”).

Currently, there are 16 funds in the Trust, of which 12 are publicly offered. The U.S. Equity Fund was established as a series of the Trust on August 24, 1992. The Global Equity Fund, Total Return Fund, Tax-Exempt Fund, Income Fund and Money Market Fund were added as series of the Trust on November 11, 1992. The Short-Term Government Fund and International Equity Fund were added as series of the Trust on March 1, 1994. The Premier Growth Fund was added as a series of the Trust on July 22, 1996. The Core Value Equity Fund and Government Securities Fund were added as series of the Trust on June 2, 1997. The Small-Cap Equity Fund was added as a series of the Trust on May 8, 1998.

In the interest of economy and convenience, physical certificates representing shares of a Fund are not issued. BNY Mellon Asset Servicing maintains a record of each shareholder’s ownership of shares of a Fund.

Shareholder Liability. Massachusetts law provides that shareholders of the Funds may, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration disclaims shareholder liability for acts or obligations of the Trust, however, and permits notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee of the Trust. The Declaration provides for indemnification from the property of a Fund for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder of a Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations, a possibility that the Trust’s management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust and the Funds in such a way so as to avoid, as far as practicable, ultimate liability of the shareholders for liabilities of the Funds.

Shareholder Rights and Voting. When issued, shares of a Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion rights. Each Class represents an identical interest in a Fund’s investment portfolio. As a result, each Class has the same rights, privileges and preferences, except with respect to: (1) the designation of each Class; (2) the sales arrangement; (3) certain expenses allocable exclusively to each Class; (4) voting rights on matters exclusively affecting a single Class; and (5) the exchange privilege of each Class. The Board does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Board, on an ongoing basis, will consider whether any conflict exists and, if so, will take appropriate action. The Board may amend the Declaration of Trust without the vote of shareholders in order to conform the provisions to tax or regulatory requirements, or to make other changes that do not materially affect the rights of shareholders. In addition, the Trustees may reclassify and redesignate any series or class of shares outstanding, as long as the action does not materially adversely affect the rights of the affected shareholders. The Declaration of Trust permits the Trustees to terminate a Fund, under certain circumstances, without the vote of shareholders and the Board may do so after providing appropriate notice to the Fund’s shareholders.

When matters are submitted for shareholder vote, each shareholder of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. In general, shares of all Funds vote as a single class on all matters except (1) matters affecting the interests of one or more of the Funds or Classes of a Fund, in which case only shares of the affected Funds or Classes would be entitled to vote or (2) when the 1940 Act requires the vote of an individual Fund. Normally, no meetings of shareholders of the Funds will be held for the purpose of electing Trustees of the Trust unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders of the Trust, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shareholders of record of no less than a majority of the outstanding shares of the Trust may remove a Trustee for cause through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust’s outstanding shares. Shareholders who satisfy certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of the meeting.

Counsel. [Ropes & Gray LLP] serves as counsel for the Trust.

Independent Registered Public Accountants. [                    ] serves as independent registered public accountants of the Trust.

FINANCIAL STATEMENTS

The Annual Report dated September 30, 2010, which either accompanies this SAI or has previously been provided to the person to whom this SAI is being sent, is incorporated herein by reference with respect to all information other than the information set forth in the Letter to Shareholders included in the Reports. On June 11, 1999, the Board of Trustees approved a share class redesignation (the “Redesignation”) for each of the Funds, except the Money Market Fund, effective September 17, 1999. The Redesignation combined each Fund’s respective Class A and Class C shares into a single class and renamed Class D shares to Class Y shares. At the same time, the Trustees also approved, effective September 17, 1999, a 0.25% reduction in the annual distribution and shareholder servicing fee rate for Class A shareholders.

The Trust will furnish, without charge, a copy of the Financial Reports, upon request to the Trust at P.O. Box 9840, Providence, RI 02940, (800) 242-0134.

APPENDIX A

DESCRIPTION OF RATINGS

Commercial Paper Ratings

The rating A-1 (and any sub-categories and gradations thereof indicating relative standing) is the highest commercial paper rating assigned by S&P. Paper rated A-1 must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics that would warrant a senior bond rating of AA or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. Capacity for timely payment on issues rated A-2 is satisfactory. However, the relative degree of safety is not as high as issues designated “A-1.”

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; (c) evaluation of the issuer’s products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships that exist with the issue; and (h) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet the obligations.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch Investors Services, Inc. employs the rating F-1 (and any sub-categories and gradations thereof indicating relative standing) to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1 categories.

Various NRSROs utilize rankings within ratings categories indicated by a plus or minus sign. The Funds, in accordance with industry practice, recognize such ratings within categories or gradations, viewing for example S&P’s ratings of A-1+ and A-1 as being in S&P’s highest rating category.

Description of S&P Corporate Bond Ratings

AAA — This is the highest rating assigned by S&P to a bond and indicates an extremely strong capacity to pay interest and repay principal.

AA — Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A — Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated BBB have an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

BB, B and CCC — Bonds rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

Description of Moody’s Corporate Bond Ratings

Aaa — Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds that are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa — Bonds that are rated Baa are considered as medium-grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds that are rated Caa are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to the bonds rated Aa through B, The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Description of S&P Municipal Bond Ratings

AAA — Prime — These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds — In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds — Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

AA — High Grade — The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A — Good Grade — Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. The ratings differ from the two higher ratings of municipal bonds, because:

General Obligation Bonds — There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds — Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

BBB — Medium Grade — Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

General Obligation Bonds — Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas, the former shows only one deficiency among the factors considered.

Revenue Bonds — Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

BB, B, CCC and CC — Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, these characteristics are outweighed by large uncertainties or major risk exposures to adverse conditions.

C — The rating C is reserved for income bonds on which no interest is being paid.

D — Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

Description of S&P Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Description of Moody’s Municipal Bond Ratings

Aaa — Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa — Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

B — Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca — Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

Description of Moody’s Municipal Note Ratings

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the higher grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

APPENDIX B

HIGHLAND FUNDS II

PROCEDURES FOR PROXY VOTING AND REPORTS ON FORM N-PX

These procedures are to be followed by the Funds, in cooperation with Highland, to coordinate the preparation, review and filing of each Fund’s proxy voting record on Form N-PX, which must be filed with the SEC no later than August 31 of each year for the 12-month period ended June 30. The Funds have delegated proxy-voting responsibility to Highland for voting in accordance with Highland’s proxy voting policy and guidelines.

Preparation:

•

The Fund includes a statement in its annual and semi-annual reports to shareholders and in its SAI (if applicable) that information regarding the Fund’s proxy voting policies as well as information relating to how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request by calling collect at (877) 665-1287 and on the SEC’s website at http://www.sec.gov. The CCO or Highland’s legal department is responsible for confirming that such information is included in the annual and semiannual reports and in the SAI.

•

In preparing the Form N-PX, the Treasurer compiles or causes PNC to compile the proxy voting record information from the Fund’s portfolio manager and assembles a draft filing. The Treasurer transmits the draft to a financial printer to format the report for submission to the SEC via the EDGAR system.

Review:

•

The printer sends a proof of the appropriately formatted Form N-PX EDGAR filing to the Treasurer for review, and the Treasurer reviews the EDGAR draft for conformity with the Form N-PX submitted to the printer. The Treasurer also provides the draft to the CCO or a member of Highland’s legal department for review.

Filing:

•

Upon the approval of the CCO or a member of Highland’s legal department of any necessary changes to the EDGAR filing following review, the Treasurer authorizes the filing with the SEC of the Form N-PX by the printer.

•	Following notification of filing by the printer, the Treasurer accesses the EDGAR system to confirm that the filing is reflected on the system.

Distribution:

•

If a shareholder requests information on the Fund’s proxy voting policies or the Fund’s proxy voting record, the Treasurer sends the information included in the most recently filed SAI or Form N-PX, as applicable (in a form approved by the CCO) within three business days of receipt of the request.

Dated: September 30, 2004

As revised March 4, 2005 and January 3, 2008

B-1

PART C

OTHER INFORMATION [Need to Update]

Item 28.	Exhibits

Exhibit No.	Description of Exhibit

(a)(1)	Declaration of Trust.*

(a)(2)

Certificate of Amendment of Declaration of Trust, is incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(a)(3)	Form of Amendment to the Declaration of Trust to add GE Short-Term Government Fund (“Short-Term Government Fund”) and GE International Equity Fund (“International Equity Fund”).*

(a)(4)	Form of Amendment to Declaration of Trust to add GE Mid-Cap Growth Fund (“Mid-Cap Growth Fund”) and GE International Fixed Income Fund (“International Income Fund”), is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 12 to the Registration Statement, previously filed with the Commission on June 17, 1994.

(a)(5)	Form of Amendment to Declaration of Trust to add GE Premier Growth Equity Fund (“Premier Growth Fund”), is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 18 to the Registration Statement, previously filed with the Commission on August 1, 1996 (Accession Number 0001010410-96-000006)

(a)(6)	Form of Amendment to Declaration of Trust to add GE Value Equity Fund (“Value Equity Fund”) and GE Government Securities Fund (“Government Securities Fund”), is incorporated herein by reference to Exhibit 1(f) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(a)(7)	Form of Amendment to Declaration of Trust to add GE Small-Cap Value Equity Fund (“Small-Cap Value Fund”), GE Small-Cap Growth Equity Fund (“Small-Cap Growth Fund”), GE Mid-Cap Value Equity Fund (“Mid-Cap Value Fund”) and GE High Yield Fund (“High Yield Fund”), is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 25 to the Registration Statement, previously filed with the Commission on July 24, 1998 (Accession Number 000101410-98-000118). High Yield Fund was terminated on February 28, 2003.

(a)(8)	Form of Amendment to Declaration of Trust to add GE Europe Equity Fund (“Europe Fund”) and GE Emerging Markets Fund (“Emerging Markets Fund”), is incorporated herein by reference to Exhibit (a)(8) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). Emerging Markets Fund was terminated on May 31, 2002.

(a)(9)	Certificate of Amendment to Declaration of Trust, is incorporated herein by reference to Exhibit (a)(9) to Post-Effective Amendment No. 29 to the Registration Statement, previously filed with the Commission on September 3, 1999 (Accession Number 0000889812-99-002635).

(a)(10)	Amendment to Establishment of Designation of Classes, is incorporated herein by reference to Exhibit (a)(10) to Post-Effective Amendment No. 29 to the Registration Statement, previously filed with the Commission on September 3, 1999 (Accession Number 0000889812-99-002635).

(a)(11)	Form of Amendment to Declaration of Trust to add GE Premier Research Equity Fund (“Premier Research Fund”), GE Premier International Equity Fund (“Premier International Fund”), GE Premier Value Equity Fund (“Premier Value Fund”) and GE S&P 500 Index Fund, is incorporated herein by reference to Exhibit (a)(12) to Post-Effective Amendment No. 32 to the Registration Statement, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(a)(12)

Amended and Restated Designation of Series and Classes, is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(a)(13)	Amended and Restated Designation of Series and Classes, is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(a)(14)	Amended and Restated Designation of Series and Classes, to change the name of GE Strategic Investment Fund to GE Total Return Fund, is incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 50 to the Registration Statement, previously filed with the Commission on January 27, 2009 (Accession Number 0001193125-09-011822).

(b)	By-Laws.*

(c)	Not applicable.

(d)(1)	Form of Investment Advisory and Administration Agreement, is incorporated herein by reference to Exhibit 5 to Pre-Effective amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(d)(2)	Form of Investment Advisory Agreement for Mid-Cap Growth Fund and International Income Fund, is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 12 to the Registration Statement, previously filed with the Commission on June 17, 1994.

(d)(3)	Form of Administration Agreement for Mid-Cap Growth Fund and International Income Fund, is incorporated herein by reference to Exhibit 9(c) to Post-Effective amendment number twelve to the Registration Statement, previously filed with the Commission on June 17, 1994.

(d)(4)	Form of Investment Advisory Agreement for Short-Term Government Fund and International Equity Fund.*

(d)(5)	Form of Investment Advisory and Administration Agreement for Premier Growth Fund, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 18 to the Registration Statement, previously filed with the Commission on August 1, 1996 (Accession Number 0001010410-96-000006).

(d)(6)	Form of Investment Advisory and Administration Agreement for Value Equity Fund and Government Securities Fund, is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(d)(7)	Form of Amended and Restated Investment Advisory and Administration Agreement for Tax-Exempt Fund, is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(d)(8)	Form of Sub-Investment Advisory Agreement for Tax-Exempt Fund, is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(d)(9)	Form of Investment Advisory and Administration Agreement for Small-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Value Fund and High Yield Fund, is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 25 to the Registration Statement, previously filed with the Commission on July 24, 1998 (Accession Number 00001010410-98-000118). High Yield was terminated on February 28, 2003.

(d)(10)	Form of Investment Sub-Advisory Agreement for Small-Cap Value Fund, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 25 to the Registration Statement, previously filed with the Commission on July 24, 1998 (Accession Number 00001010410-98-000118).

(d)(11)	Form of Amended and Restated Investment Advisory and Administration Agreement for Mid-Cap Value Fund, is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212).

3

(d)(12)	Form of Amended and Restated Investment Advisory and Administration Agreement for High Yield Fund, is incorporated herein by reference to Exhibit (d)(9) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). High Yield Fund was terminated on February 28, 2003.

(d)(13)	Form of Investment Advisory and Administration Agreement for Europe Fund, is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212).

(d)(14)	Form of Investment Advisory and Administration Agreement for Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). Emerging Markets was terminated on May 31, 2002.

(d)(15)	Form of Investment Sub-Advisory Agreement for Mid-Cap Value Fund, is incorporated herein by reference to Exhibit (d)(14) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212).

(d)(16)	Form of Investment Sub-Advisory Agreement for High Yield Fund, is incorporated herein by reference to Exhibit (d)(15) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). High Yield Fund was terminated on February 28, 2003.

(d)(17)	Form of Investment Advisory and Administration Agreement for Premier Research Fund, is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(18)	Form of Investment Advisory and Administration Agreement for Premier International Fund, is incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(19)	Form of Investment Advisory and Administration Agreement for Premier Value Fund, is incorporated herein by reference to Exhibit (d)(14) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(20)	Form of Investment Advisory and Administration Agreement for S&P 500 Index Fund, is incorporated herein by reference to Exhibit (d)(15) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(21)	Form of Investment Sub-Advisory Agreement for S&P 500 Index Fund, is incorporated herein by reference to Exhibit (d)(20) to Post-Effective Amendment No. 32 to the Registration Statement, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(22)	Amendment No. 1 to Investment Advisory and Administration Agreement dated October 1, 2008, between GE Funds, with respect to GE Small-Cap Equity Fund and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(23)	Investment Advisory and Administration Agreement for GE Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (d)(17) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 001193125-08-190223).

(d)(24)	Investment Advisory and Administration Agreement for GE High Yield Fund, is incorporated herein by reference to Exhibit (d)(18) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(25)	First Amended and Restated Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and Palisade Capital Management, L.L.C., with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(22) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(26)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and Champlain Investment Partners, LLC, with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(23) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(27)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and GlobeFlex Partners, LP, with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(24) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(28)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and SouthernSun Asset Management, Inc., with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(25) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 001193125-08-190223).

(d)(29)	Amendment Number 1 dated May 1, 2009, to the Investment Advisory and Administration Agreement dated January 5, 1993, between GE Funds, with respect to GE Total Return Fund (formerly GE Strategic Investment Fund) and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(d)(30)	Investment Sub-Advisory Agreement dated May 1, 2009, by and among GE Asset Management Incorporated, GE Funds, on behalf of GE Total Return Fund, and Urdang Securities Management, Inc., is incorporated herein by reference to Exhibit (d)(23) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(d)(31)	Sub-Advisory Agreement, dated August 23, 2010, between GE Asset Management Incorporated and SouthernSun Asset Management, LLC, is incorporated herein by reference to Exhibit (d)(31) to Post-Effective Amendment No. 56 to the Registration Statement, previously filed with the Commission on January 28, 2011 (Accession Number 0001193125-11-017014).

(d)(32)	Form of Investment Advisory Agreements between each Highland Fund and Highland Funds Asset Management, L.P., filed herewith.

(d)(33)	Form of Sub-Advisory Agreement between Highland Funds Asset Management, L.P. and GE Asset Management Incorporated, filed herewith.

(d)(34)	Form of Sub-Advisory Agreement for Highland Small-Cap Equity Fund between Highland Funds Asset Management, L.P. and Palisade Capital Management, L.L.C., filed herewith.

(d)(35)	Form of Sub-Advisory Agreement for Highland Small-Cap Equity Fund between Highland Funds Asset Management, L.P. and Champlain Investment Partners, LLC, filed herewith.

(e)(1)	Form of Distribution Agreement, is incorporated herein by reference to Exhibit 6 to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(e)(2)	Form of Distribution Agreement, is incorporated herein by reference to Exhibit 6 to Pre-Effective Amendment No. 4 to the Registration Statement, previously filed with the Commission on January 5, 1993.

(e)(3)	Form of Amended Shareholder Servicing Agreement, is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on September 1, 1993.

(e)(4)	Form of Distribution Agreement, is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 5 to the Registration Statement, previously filed with the Commission on November 18, 1993.

(e)(5)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 5 to the Registration Statement, previously filed with the Commission on November 18, 1993.

(e)(6)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(e)(7)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(e)(8)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(e)(9)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(e)(10)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(e)(11)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(e)(12)	Fourth Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(e)(13)	Form of Distribution Agreement between Highland Funds II and BNY Mellon Distributors Inc., to be filed by further post-effective amendment.

(f)	Not applicable.

(g)(1)	Form of Custodian Contract, is incorporated herein by reference to Exhibit 8 to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(g)(2)	Form of Custody Agreement between Highland Funds II and PFPC Trust Company, to be filed by further post-effective amendment.

(h)(1)	Form of Transfer Agency and Service Agreement, is incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(h)(2)

Form of Transfer Agency and Service Agreement, is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 41 to the Registration Statement, previously filed with the Commission on November 22, 2004 (Accession Number 0001193125-04-201477).

(h)(3)

Amendment No. 2 to Transfer Agency Services Agreement between GE Funds and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.), dated June 29, 2010, is incorporated herein by reference to Exhibit (h)(17) to Post-Effective Amendment No. 56 to the Registration Statement, previously filed with the Commission on January 28, 2011 (Accession Number 0001193125-11-017014).

(h)(4)	Form of Transfer Agency Agreement between Highland Funds II and BNY Mellon Asset Servicing, to be filed by further post-effective amendment.

(h)(5)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 30 to the Registration Statement, previously filed with the Commission on January 25, 2000 (Accession Number 0000889812-00-000162).

(h)(6)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(h)(7)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(h)(8)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 40 to the Registration Statement, previously filed with the Commission on January 27, 2004 (Accession Number 0001193125-04-009423).

(h)(9)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 42 to the Registration Statement, previously filed with the Commission on January 28, 2005 (Accession Number 0001193125-05-013784).

(h)(10)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 43 to the Registration Statement, previously filed with the Commission on January 27, 2006 (Accession Number 0001193125-06-013683).

(h)(11)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 44 to the Registration Statement, previously filed with the Commission on January 24, 2007 (Accession Number 0001193125-07-011497).

(h)(12)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(h)(13)	Expense Limitation Agreement for GE Emerging Markets Equity Fund and GE High Yield Fund, is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 00001193125-08-190223).

(h)(14)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 50 to the Registration Statement, previously filed with the Commission on January 27, 2009 (Accession Number 0001193125-09-011822).

(h)(15)	Management Fee Limitation Agreement for the GE Money Market Fund dated March 11, 2009 between GE Asset Management Incorporated and GE Funds, is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(h)(16)	Supplemental Advisory Fee Waiver Agreement for the GE Money Market Fund dated January 29, 2010 between GE Asset Management Incorporated and GE Funds, is incorporated herein by reference to Exhibit (h)(14) to Post Effective Amendment No. 55 to the Registration Statement, previously filed with the Commission on January 29, 2010 (Accession Number 0001193125-10-015938).

(h)(17)	Amended and Restated Expense Limitation Agreement for the GE Money Market Fund dated January 29, 2010 between GE Asset Management Incorporated and GE Funds, is incorporated herein by reference to Exhibit (h)(15) to Post Effective Amendment No. 55 to the Registration Statement, previously filed with the Commission on January 29, 2010 (Accession Number 0001193125-10-015938).

(h)(18)	Amended and Restated Expense Limitation Agreement among GE Funds and GE Asset Management Incorporated dated January 29, 2010, is incorporated herein by reference to Exhibit (h)(16) to Post Effective Amendment No. 55 to the Registration Statement, previously filed with the Commission on January 29, 2010 (Accession Number 0001193125-10-015938).

(h)(19)	Form of Fee Waiver Letter between Highland Funds Asset Management, L.P. and BNY Mellon Distributors Inc., to be filed by further post-effective amendment.

(h)(20)	Form of Fund Administration Agreement between Highland Funds II and Highland Funds Asset Management, L.P., to be filed by further post-effective amendment.

(h)(21)	Form of Fund Sub-Administration Agreement between Highland Funds Asset Management, L.P. and BNY Mellon Distributors Inc., to be filed by further post-effective amendment.

(h)(22)	Form of Fund Accounting Agreement between Highland Funds II and BNY Mellon Distributors Inc., to be filed by further post-effective amendment.

(i)(1)	Opinion and Consent of Willkie Farr & Gallagher.*

(i)(2)	Opinion and Consent of Bingham Dana LLP.*

(j)(1)	Consent of KPMG LLP, to be filed by further post-effective amendment.

(j)(2)	Consent of Paul, Hastings, Janofsky & Walker LLP, to be filed by further post-effective amendment.

(k)	Not applicable.

(l)(1)	Purchase Agreement, is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 4 to the Registration Statement, previously filed with the Commission on January 5, 1993.

(l)(2)	Form of Purchase Agreement for GE Mid-Cap Growth Fund and GE International Income Fund, is incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 12 to the Registration Statement, previously filed with the Commission on June 17, 1994.

(l)(3)	Form of Purchase Agreement for Short-Term Government Fund and International Equity Fund.*

(l)(4)

Services Agreement, dated as of December 12, 2008 between GE Investment Distributors, Inc. and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 50 to the Registration Statement, previously filed with the Commission on January 27, 2009 (Accession Number 0001193125-09-011822).

(m)(1)	Form of Amended Shareholder Servicing Plan, is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on September 1, 1993.

(m)(2)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 5 to the Registration Statement, previously filed with the Commission on November 18, 1993.

(m)(3)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(m)(4)	Form of Amended and Restated Shareholder Servicing and Distribution Plan for Short-Term Government Fund ,is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(m)(5)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(m)(6)	Form of Amended and Restated Shareholder Servicing and Distribution Plan for Short-Term Government Fund ,is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(m)(7)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(m)(8)	Form of Amended and Restated Shareholder Servicing and Distribution Plan for Short-Term Government Fund ,is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(m)(9)

Fourth Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(n)(1)	Rule 18f-3 Plan, is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 16 to the Registration Statement, previously filed with the Commission on October 6, 1995.

(n)(2)	Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission July 7, 1999 (Accession Number 0000889812-99-002088).

(n)(3)	Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission January 28, 2008 (Accession Number 0001193125-08-013125).

(n)(4)	Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(o)	Not applicable.

(p)(1)	GEAM Code of Ethics, is incorporated herein by reference to Exhibit p to Post-Effective Amendment No. 32 to the Registration Statement, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(p)(2)	GEFA Code of Ethics, is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 33 to the Registration Statement, previously filed with the Commission on November 22, 2000 (Accession Number 0001125282-00-000779).

(p)(3)	State Street Global Advisors Code of Ethics, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(p)(4)	Palisade Capital Management, L.L.C. Code of Ethics, is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(p)(5)	Miller, Andersen & Sherrerd Code of Ethics, is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(p)(6)	SSgA Funds Management (“SSgA”) Code of Ethics, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 35 to the Registration Statement, previously filed with the Commission on November 28, 2001 (Accession Number 0000912057-01-541184).

(p)(7)	Morgan Stanley Investments LP Code of Ethics, is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 35 to the Registration Statement, previously filed with the Commission on November 28, 2001 (Accession Number 0000912057-01-541184).

(p)(8)	Palisade Capital Management, L.L.C. Code of Ethics, is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 36 to the Registration Statement, previously filed with the Commission on January 25, 2002 (Accession Number 0000912057-02-002638).

(p)(9)	Champlain Investment Partners, LLC Code of Ethics, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(p)(10)	GlobeFlex Capital, LP Code of Ethics, is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(p)(11)	SouthernSun Asset Management, Inc. Code of Ethics, is incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No.49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(p)(12)	Urdang Securities Management, Inc.: Bank of New York Mellon – The Code of Conduct and Interpretative Guidance, is incorporated herein by reference to Exhibit (p)(9) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(p)(13)	Highland Funds Asset Management, L.P. Code of Ethics, to be filed by further post-effective amendment.

(q)	Power of Attorney, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 45 to the Registration Statement, previously filed with the Commission on November 28, 2007 (Accession Number 0001193125-07-254705).

*	Previously filed.

Item 29.	Persons Controlled by or Under Common Control with Registrant

See Item 31.

Item 30.	Indemnification

Reference is made to Article IV of the Declaration of Trust of GE Funds (“Registrant”) filed as Exhibit (a) to this Registration Statement. Insofar as indemnification for liability arising under the Securities Act of 1933 as amended (the “Securities Act”), may be permitted for Trustees, officers and controlling persons of Registrant pursuant to provisions of Registrant's Declaration of Trust, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisers

Reference is made to “About the Investment Adviser” in the Prospectus forming Part A, and “Management of the Trust” in the Statement of Additional Information forming Part B, of this Registration Statement.

GEAM serves as investment adviser and administrator for each Fund. The business, profession, vocation or employment of a substantial nature which each director or officer of GEAM is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address
James W. Ireland III	President, CEO & Director	3001 Summer Street Stamford, CT

Cheryl H. Beacock	Senior Vice President, Human Resources	3001 Summer Street Stamford, CT

Paul M. Colonna	President & Chief Investment Officer – Fixed Income Investments	3001 Summer Street Stamford, CT

Michael J. Cosgrove	President & CEO – Mutual Funds & Intermediary Business	3001 Summer Street Stamford, CT

Ralph R. Layman	President & Chief Investment Officer – Public Equity Investments	3001 Summer Street Stamford, CT

Maureen Mitchell	President – Institutional Sales and Marketing	3001 Summer Street Stamford, CT

Steve Rullo	Chief Information Officer	3001 Summer Street Stamford, CT

Matthew J. Simpson	Executive Vice President, General Counsel and Secretary	3001 Summer Street Stamford, CT

Donald W. Torey	President & Chief Investment Officer – Alternative Investments	3001 Summer Street Stamford, CT

John J. Walker	Executive Vice President, Chief Operating Officer	3001 Summer Street Stamford, CT

David Wiederecht	President & Chief Investment Officer – Investment Strategies	3001 Summer Street Stamford, CT

Tracy Winbigler	Executive Vice President, Chief Financial Officer	3001 Summer Street Stamford, CT

Palisade Capital Management, L.L.C. (“Palisade”) serves as sub-adviser to the Small-Cap Equity Fund. Palisade manages various institutional and private accounts and has a history of managing small-cap equity portfolios. The business, profession, vocation or employment of a substantial nature which each director or officer of Palisade is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address
Martin L. Berman	Chairman	Palisade Capital Management LLC Fort Lee, NJ

Steven E. Berman	Vice Chairman	Palisade Capital Management LLC Fort Lee, NJ

Jack Feiler	President, CIO	Palisade Capital Management LLC Fort Lee, NJ

Jeffrey D. Serkes	COO	Palisade Capital Management LLC Fort Lee, NJ

Dennison T. Veru	Executive Vice President	Palisade Capital Management LLC Fort Lee, NJ

Brian K. Fern	CFO	Palisade Capital Management LLC Fort Lee, NJ

Bradley R. Goldman	General Counsel and CCO	Palisade Capital Management LLC Fort Lee, NJ

Champlain Investment Partners, LLC (“Champlain”) serves as sub-adviser to the Small-Cap Equity Fund. Champlain was formed in 2004 to focus on managing core small and mid-cap strategies. The business, profession, vocation or employment of a substantial nature which each director or officer of Champlain is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows

Name	Capacity With Advisor	Business Name and Address
Scott T. Brayman	Managing Partner and CIO	Champlain Investment Partners, LLC Burlington, VT

Daniel Butler	Analyst/Partner	Champlain Investment Partners, LLC Burlington, VT

Van Harissis	Analyst/Partner	Champlain Investment Partners, LLC Burlington, VT

Deborah R. Healey	Trader/Partner	Champlain Investment Partners, LLC Burlington, VT

Mary E. Michel	Director Consultant Relations/Partner	Champlain Investment Partners, LLC Burlington, VT

Wendy K. Nunez	Director of Compliance and Operations/Partner	Champlain Investment Partners, LLC Burlington, VT

Judith W. O’Connell	Managing Partner/CCO and CCO	Champlain Investment Partners, LLC Burlington, VT

David M. O/Neal	Analyst/Partner	Champlain Investment Partners, LLC Burlington, VT

Item 32.	Principal Underwriters

(a) GE Investment Distributors, Inc. (“GEID”) also serves as distributor for GE Investments Funds, Inc., GE Institutional Funds, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Money Market Fund, Elfun Trusts and Elfun Diversified Fund.

(b) The information required by this Item 27 with respect to each director and officer of GEID is incorporated by reference to Schedule A of Form BD filed by GEID pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45710).

(c) Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder, are maintained at the offices of: Registrant located at 3001 Summer Street, Stamford, Connecticut 06912; State Street Bank and Trust Company (“State Street”), Registrant's custodian, located at One Lincoln Street, Boston, Massachusetts 02111; and BNY Mellon Investment Servicing, Registrant’s transfer agent, located at 101 Sabin Street, Pawtucket, RI 02860

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 9th day of February, 2011.

By:	/s/ MICHAEL J. COSGROVE
Michael J. Cosgrove President and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ MICHAEL J. COSGROVE Michael J. Cosgrove	Trustee, President and Chairman of the Board (Chief Executive Officer)	2/9/11

/s/ JOHN R. COSTANTINO John R. Costantino	Trustee	2/9/11

/s/ ROBERT P. QUINN Robert P. Quinn	Trustee	2/9/11

/s/ MATTHEW J. SIMPSON Matthew J. Simpson	Trustee	2/9/11

/s/ EUNICE TSANG Eunice Tsang	Treasurer (Principal Financial Officer)	2/9/11

*	Signature affixed by Joon Won Choe pursuant to a power of attorney dated October 30, 2007.

/s/ JOON WON CHOE
Joon Won Choe